UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2011

Item 1. Reports to Stockholders.

2011 ANNUAL REPORT

TIAA-CREF
REAL ESTATE SECURITIES FUND
OF THE TIAA-CREF FUNDS

MARCH 31, 2011

Audited financial statements

UNDERSTANDING YOUR FUND REPORT

The TIAA-CREF Real Estate Securities Fund has changed the date on which its fiscal year ends, from September 30 to March 31. The fund will issue annual reports dated March 31 and semiannual reports dated September 30.

          This annual report contains information about the Real Estate Securities Fund and describes the fund’s results for the six months ended March 31, 2011. The report contains three main sections:

•	The fund performance section compares the fund’s investment returns with those of its benchmark index.

•	The summary portfolio of investments lists the issuers, sectors and types of securities in which the Real Estate Securities Fund had investments as of March 31, 2011.

•	The financial statements provide detailed information about the operations and financial condition of the fund.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement or Premier classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2011 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

INFORMATION FOR INVESTORS

PORTFOLIO HOLDINGS

You can obtain a complete list of the holdings of the Real Estate Securities Fund (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Real Estate Securities Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the Securities and Exchange Commission (SEC). (Form N-CSR lists holdings as of March 31 or September 30; Form N-Q lists holdings as of December 31 or June 30.) Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

PROXY VOTING

The Real Estate Securities Fund’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the Real Estate Securities Fund voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

CONTACTING TIAA-CREF

There are three easy ways to contact us: by e-mail, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

FUND MANAGEMENT

The Real Estate Securities Fund is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the fund.

TIAA-CREF Real Estate Securities Fund ▪ 2011 Annual Report	3

IMPORTANT INFORMATION ABOUT EXPENSES

Shareholders in the Real Estate Securities Fund incur only one of two potential types of costs:

•	Shareholders incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.

•	However, they do incur ongoing costs, including management fees and other fund expenses.

The example that appears in the table on page 5 is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the fund. The example is also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

          The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 to March 31, 2011).

ACTUAL EXPENSES

The first line of the two lines listed for each share class in the table uses the class’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

          Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in each share class’s entry shows hypothetical account values and expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in this fund with the costs of other funds. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

4	2011 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

IMPORTANT INFORMATION ABOUT EXPENSES

EXPENSE EXAMPLE

Six months ended March 31, 2011

Real Estate Securities Fund	Beginning account value (10/1/10)	Ending account value (3/31/11)	Expenses paid during period* (10/1/10– 3/31/11)

Institutional Class
Actual return	$1,000.00	$1,158.05	$3.07
5% annual hypothetical return	1,000.00	1,022.09	2.87

Retirement Class
Actual return	$1,000.00	$1,155.99	$4.41
5% annual hypothetical return	1,000.00	1,020.84	4.13

Retail Class
Actual return	$1,000.00	$1,156.36	$4.46
5% annual hypothetical return	1,000.00	1,020.79	4.18

Premier Class
Actual return	$1,000.00	$1,156.03	$3.87
5% annual hypothetical return	1,000.00	1,021.34	3.63

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2011. The fund’s annualized six-month expense ratio for that period was 0.57% for the Institutional Class, 0.82% for the Retirement Class, 0.83% for the Retail Class and 0.72% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

ABOUT THE FUND’S BENCHMARK

The FTSE NAREIT All Equity REITs Index measures the performance of publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate. On December 20, 2010, the benchmark changed its name from the FTSE NAREIT Equity REITs Index to the FTSE NAREIT All Equity REITs Index. At the same time, Timber REITs were added to the index.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

TIAA-CREF Real Estate Securities Fund ▪ 2011 Annual Report	5

REAL ESTATE SECURITIES FUND

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2011

The Real Estate Securities Fund returned 15.80% for the Institutional Class, compared with the 15.49% return of its benchmark, the FTSE NAREIT All Equity REITs Index. For the year ended March 31, 2011, the fund returned 25.87%, versus 25.02% for the index. The table on the following page shows returns for all share classes of the fund.

REITs continue to show strength

After advancing 30.28% for the twelve months ended September 30, 2010, real estate investment trusts (REITs) gained another 15.49% for the six-month period covered by this report.

          For the period, the REITs index trailed the 18.71% advance of the broad U.S. stock market, as measured by the Russell 3000® Index. However, REITs significantly outpaced the –0.88% return of the investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index.

          For the five years ended March 31, 2011, the fund’s benchmark produced an average annual return of 1.70%, lagging the 2.95% average annual return of the Russell 3000 Index and the 6.03% gain of the Barclays Capital aggregate index.

All property sectors advance

For the six-month period, all but two sectors of the benchmark posted double-digit gains. The hotel sector, the index’s top performer, climbed 19.2%, as occupancy rates rose, driven by an increase in business travel. The apartment sector gained 17.9%, benefiting from the overall decline in home ownership. The industrial sector, which experienced an increase in acquisition activity during the period, returned 17.0%.

Stock selection boosts relative return

The fund topped its benchmark because of favorable security selections. These included overweight positions in shopping center operator Developers Diversified Realty and in First Industrial Realty Trust. Several underweight holdings, such as those in regional mall operators General Growth Properties and CBL & Associates Properties, also boosted relative performance. Out-of-benchmark positions in property management firm CB Richard Ellis and home builder PulteGroup further helped.

          These positive results were partly offset by other selections that did not perform as well, including underweight holdings in forest product manufacturers Weyerhaeuser and Rayonier. Out-of-benchmark positions in Thomas Properties Group and Annaly Capital Management also trimmed relative returns slightly.

6	2011 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

PERFORMANCE AS OF MARCH 31, 2011

	Total return		Average annual total return

					since fund
Real Estate Securities Fund	6 months	1 year	5 years		inception

Institutional Class (inception: 10/1/2002)	15.80%	25.87%	1.06%		11.22%
Retirement Class (inception: 10/1/2002)	15.60	25.45	0.87		11.02
Retail Class (inception: 10/1/2002)	15.64	25.57	0.95		11.05
Premier Class (inception: 9/30/2009)	15.60	25.55	1.02	*	11.19	*

FTSE NAREIT All Equity REITs Index †	15.49	25.02	1.70		11.60

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

†	On December 20, 2010, the benchmark changed its name from the FTSE NAREIT Equity REITs Index to the FTSE NAREIT All Equity REITs Index. At the same time, Timber REITs were added to the index.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

TIAA-CREF Real Estate Securities Fund ▪ 2011 Annual Report	7

REAL ESTATE SECURITIES FUND

PORTFOLIO COMPOSITION

% of net assets
Sector	as of 3/31/2011

Specialized REITs	28.1
Retail REITs	21.1
Residential REITs	15.5
Office REITs	13.6
Industrial REITs	4.8
Diversified REITs	4.5
Real estate services	2.6
Real estate operating companies	1.6
Hotels, resorts & cruise lines	1.3
Mortgage REITs	1.1
General merchandise store	0.9
Asset management & custody banks	0.7
Homebuilding	0.7
Gold	0.6
Real estate development	0.4
Other assets & liabilities, net	2.5

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 3/31/2011

Over $15 billion	30.7
$4 billion–$15 billion	43.8
Under $4 billion	25.5

Total	100.0

8	2011 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

SUMMARY PORTFOLIO OF INVESTMENTS

REAL ESTATE SECURITIES FUND ▪ MARCH 31, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS

ASSET MANAGEMENT & CUSTODY BANKS
100,000		iShares Dow Jones US Real Estate Index Fund	$5,940,000	0.7%

			5,940,000	0.7

DIVERSIFIED REITS
420,000		Vornado Realty Trust	36,750,000	4.5

			36,750,000	4.5

GENERAL MERCHANDISE STORES
150,000		Target Corp	7,501,500	0.9

			7,501,500	0.9

GOLD
100,000		Newmont Mining Corp	5,458,000	0.6

			5,458,000	0.6

HOMEBUILDING
500,000	*	Pulte Homes, Inc	3,700,000	0.5
		Other	1,866,000	0.2

			5,566,000	0.7

HOTELS, RESORTS & CRUISE LINES
600,000	*	Orient-Express Hotels Ltd (Class A)	7,422,000	0.9
		Other	3,012,800	0.4

			10,434,800	1.3

INDUSTRIAL REITS
300,000		AMB Property Corp	10,791,000	1.3
195,000		EastGroup Properties, Inc	8,574,150	1.0
1,150,000		Prologis	18,377,000	2.3
		Other	1,783,500	0.2

			39,525,650	4.8

MORTGAGE REITS
350,000		Annaly Capital Management, Inc	6,107,500	0.7
		Other	3,070,143	0.4

			9,177,643	1.1

OFFICE REITS
190,000		Alexandria Real Estate Equities, Inc	14,814,300	1.8
750,000		BioMed Realty Trust, Inc	14,265,000	1.7
425,000		Boston Properties, Inc	40,311,250	4.9
160,000		Corporate Office Properties Trust	5,782,400	0.7
220,000		Digital Realty Trust, Inc	12,790,800	1.6
245,000		SL Green Realty Corp	18,424,000	2.2
		Other	5,211,750	0.7

			111,599,500	13.6

REAL ESTATE DEVELOPMENT
169,182	*	Forestar Real Estate Group, Inc	3,217,842	0.4

			3,217,842	0.4

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ▪ 2011 Annual Report	9

SUMMARY PORTFOLIO OF INVESTMENTS	continued

REAL ESTATE SECURITIES FUND ▪ MARCH 31, 2011

Shares		Company	Value	% of net assets

REAL ESTATE OPERATING COMPANIES
3,850,000	*,a	Thomas Properties Group, Inc	$12,897,500	1.6%

			12,897,500	1.6

REAL ESTATE SERVICES
500,000	*	CB Richard Ellis Group, Inc (Class A)	13,350,000	1.6
85,000		Jones Lang LaSalle, Inc	8,477,900	1.0

			21,827,900	2.6

RESIDENTIAL REITS
400,000		American Campus Communities, Inc	13,200,000	1.6
200,000		Associated Estates Realty Corp	3,176,000	0.4
230,511		AvalonBay Communities, Inc	27,679,761	3.4
116,232		Camden Property Trust	6,604,302	0.8
900,000		Equity Residential	50,768,999	6.1
170,000		Essex Property Trust, Inc	21,080,000	2.6
150,000		UDR, Inc	3,655,500	0.4
		Other	1,310,989	0.2

			127,475,551	15.5

RETAIL REITS
1,200,000		Developers Diversified Realty Corp	16,800,000	2.1
130,000		Federal Realty Investment Trust	10,602,800	1.3
520,000		General Growth Properties, Inc	8,049,600	1.0
600,000		Kimco Realty Corp	11,004,000	1.3
380,000		Macerich Co	18,821,400	2.3
150,000		Realty Income Corp	5,242,500	0.6
250,000		Regency Centers Corp	10,870,000	1.3
750,000		Simon Property Group, Inc	80,370,000	9.8
300,000		Tanger Factory Outlet Centers, Inc	7,872,000	1.0
		Other	3,725,300	0.4

			173,357,600	21.1

SPECIALIZED REITS
270,000		Entertainment Properties Trust	12,641,400	1.5
189,727		Extra Space Storage, Inc	3,929,246	0.5
927,691	*	FelCor Lodging Trust, Inc	5,686,746	0.7
780,000		HCP, Inc	29,593,200	3.6
450,000		Health Care REIT, Inc	23,598,000	2.9
1,100,000		Hersha Hospitality Trust	6,534,000	0.8
1,850,000		Host Marriott Corp	32,578,500	4.0
280,000		Nationwide Health Properties, Inc	11,908,400	1.4
300,000		Plum Creek Timber Co, Inc	13,083,000	1.6
290,000		Public Storage, Inc	32,163,900	3.8
80,000		Sovran Self Storage, Inc	3,164,000	0.4
600,000		U-Store-It Trust	6,312,000	0.8
420,000		Ventas, Inc	22,806,000	2.8
850,000		Weyerhaeuser Co	20,910,001	2.5
		Other	6,504,125	0.8

			231,412,518	28.1

10	2011 Annual Report ▪ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

REAL ESTATE SECURITIES FUND ▪ MARCH 31, 2011

Shares	Company	Value	% of net assets

	TOTAL COMMON STOCKS (Cost $741,438,652)	$802,142,004	97.5%

	TOTAL PORTFOLIO (Cost $741,438,652)	802,142,004	97.5
	OTHER ASSETS & LIABILITIES, NET	20,343,663	2.5

	NET ASSETS	$822,485,667	100.0%

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing.

a	Affiliated holding.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ▪ 2011 Annual Report	11

STATEMENT OF ASSETS AND LIABILITIES

REAL ESTATE SECURITIES FUND ▪ MARCH 31, 2011

ASSETS
Portfolio investments, at value†	$789,244,504
Affiliated investments, at value‡	12,897,500
Cash	20,550,992
Receivable from securities transactions	9,573,077
Receivable from Fund shares sold	1,219,912
Dividends and interest receivable	2,038,222
Due from affiliates	442
Other	23,586

Total assets	835,548,235

LIABILITIES
Management fees payable	33,246
Service agreement fees payable	5,849
Distribution fees payable	47,128
Due to affiliates	5,560
Payable for securities transactions	12,730,558
Payable for Fund shares redeemed	7,925
Accrued expenses & other payables	232,302

Total liabilities	13,062,568

NET ASSETS	$822,485,667

NET ASSETS CONSIST OF:
Paid-in-capital	$817,155,361
Undistributed net investment income (loss)	1,096,034
Accumulated net realized gain (loss) on total investments	(56,468,815)
Accumulated net unrealized appreciation (depreciation) on total investments	60,703,087

NET ASSETS	$822,485,667

INSTITUTIONAL CLASS:
Net assets	$334,173,783
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	31,090,936

Net asset value per share	$10.75

RETIREMENT CLASS:
Net assets	$289,161,223
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	26,098,272

Net asset value per share	$11.08

RETAIL CLASS:
Net assets	$124,103,740
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	11,613,484

Net asset value per share	$10.69

PREMIER CLASS:
Net assets	$75,046,921
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	6,979,819

Net asset value per share	$10.75

† Portfolio investments, Cost	$723,651,911
‡ Affiliated investments, Cost	$17,786,741

12	2011 Annual Report ▪ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

STATEMENT OF OPERATIONS

REAL ESTATE SECURITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	For the six month period ended March 31, 2011	For the year ended September 30, 2010

INVESTMENT INCOME
Dividends*	$5,956,378	$15,795,846
Interest	5,045	10,861

Total income	5,961,423	15,806,707

EXPENSES
Management fees	1,877,971	2,811,622
Distribution fees — Retail Class	69,192	97,034
Distribution fees — Premier Class	52,840	19,625
Fund administration fees	26,464	46,066
Custody and accounting fees	16,348	20,176
Professional fees	57,201	62,759
Shareholder reports	181,368	66,293
Shareholder servicing — Institutional Class	3,731	3,344
Shareholder servicing — Retirement Class	338,574	543,299
Shareholder servicing — Retail Class	75,960	93,599
Shareholder servicing — Premier Class	154	185
Trustee fees and expenses	3,298	4,964
Compliance fees	9,108	18,268
Interest expense	1,534	648
Registration fees	17,950	78,394
Other expenses	4,584	20,854

Total expenses	2,736,277	3,887,130
Less: Expenses reimbursed by the investment adviser	(59,029)	—

Net expenses	2,677,248	3,887,130

Net investment income	3,284,175	11,919,577

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Net realized gain on portfolio investments	36,862,959	40,020,926

Change in unrealized appreciation (depreciation) on:
Portfolio investments	68,982,036	98,460,451
Affiliated investments	(847,000)	137,635

Net change in unrealized appreciation (depreciation) on total investments	68,135,036	98,598,086

Net realized and unrealized gain on total investments	104,997,995	138,619,012

Net increase in net assets resulting from operations	$108,282,170	$150,538,589

* Net of foreign withholding taxes of:	$(360)	$—

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ▪ 2011 Annual Report	13

STATEMENT OF CHANGES IN NET ASSETS

REAL ESTATE SECURITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	For the six month period ended March 31, 2011	For the year ended September 30, 2010	For the year ended September 30, 2009

OPERATIONS
Net investment income	$3,284,175	$11,919,577	$12,414,820
Net realized gain (loss) on total investments	36,862,959	40,020,926	(87,127,252)
Net change in unrealized appreciation (depreciation) on total investments	68,135,036	98,598,086	(63,397,751)

Net increase (decrease) from operations	108,282,170	150,538,589	(138,110,183)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Institutional Class	(2,128,467)	(5,247,895)	(5,017,597)
Retirement Class	(1,511,340)	(4,161,881)	(3,193,263)
Retail Class	(676,295)	(1,777,719)	(1,903,319)
Premier Class*	(513,365)	(281,684)	—
From return of capital:
Institutional Class	—	(546,958)	—
Retirement Class	—	(433,758)	—
Retail Class	—	(185,280)	—
Premier Class*	—	(29,358)	—

Total distributions	(4,829,467)	(12,664,533)	(10,114,179)

SHAREHOLDER TRANSACTIONS
Subscriptions:
Institutional Class	68,071,257	58,520,557	48,417,144
Retirement Class	40,745,460	116,364,795	52,098,156
Retail Class	16,439,057	18,249,325	10,800,642
Premier Class*	57,665,606	28,997,740	250,000
Reinvestments of distributions:
Institutional Class	2,104,369	5,713,521	4,872,432
Retirement Class	1,511,340	4,595,639	3,193,263
Retail Class	645,736	1,871,222	1,808,178
Premier Class*	513,365	311,042	—
Redemptions:
Institutional Class	(42,860,920)	(60,652,456)	(29,354,479)
Retirement Class	(72,380,959)	(49,974,646)	(23,158,815)
Retail Class	(11,211,147)	(17,297,526)	(16,120,273)
Premier Class*	(22,672,270)	(1,714,636)	—

Net increase (decrease) from shareholder transactions	38,570,894	104,984,577	52,806,248

Net increase (decrease) in net assets	142,023,597	242,858,633	(95,418,114)
NET ASSETS
Beginning of period	680,462,070	437,603,437	533,021,551

End of period	$822,485,667	$680,462,070	$437,603,437

Undistributed net investment income (loss) included in net assets	$1,096,034	$1,445,958	$2,202,145

14	2011 Annual Report ▪ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

concluded

	For the six month period ended March 31, 2011	For the year ended September 30, 2010	For the year ended September 30, 2009

CHANGE IN FUND SHARES
Shares sold:
Institutional Class	6,724,866	6,909,770	8,891,434
Retirement Class	3,909,100	12,991,904	8,714,196
Retail Class	1,624,147	2,165,712	1,892,964
Premier Class*	5,815,324	3,467,314	34,530
Shares reinvested:
Institutional Class	208,758	663,181	846,347
Retirement Class	145,918	514,631	532,230
Retail Class	64,613	219,309	316,481
Premier Class*	51,229	34,085	—
Shares redeemed:
Institutional Class	(4,250,649)	(6,837,297)	(5,182,132)
Retirement Class	(7,079,509)	(5,779,485)	(3,765,013)
Retail Class	(1,115,281)	(2,105,025)	(2,735,559)
Premier Class*	(2,227,970)	(194,693)	—

Net increase (decrease) from shareholder transactions	3,870,546	12,049,406	9,545,478

*	The Premier Class commenced operations on September 30, 2009.

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ▪ 2011 Annual Report	15

FINANCIAL HIGHLIGHTS

REAL ESTATE SECURITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/11†		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.35		$7.24	$10.51	$14.65	$15.34	$14.46

Gain from investment operations:
Net investment income (a)	0.05		0.19	0.23	0.27	0.22	0.34
Net realized and unrealized gain (loss) on total investments	1.42		2.12	(3.31)	(2.24)	0.47	2.69

Total gain (loss) from investment operations	1.47		2.31	(3.08)	(1.97)	0.69	3.03

Less distributions from:
Net investment income	(0.07)		(0.18)	(0.19)	(0.39)	(0.48)	(0.57)
Net realized gains	—		—	—	(1.62)	(0.90)	(1.58)
Return of capital	—		(0.02)	—	(0.16)	—	—

Total distributions	(0.07)		(0.20)	(0.19)	(2.17)	(1.38)	(2.15)

Net asset value, end of period	$10.75		$9.35	$7.24	$10.51	$14.65	$15.34

TOTAL RETURN	15.80	%(b)	32.16%	(28.84)%	(13.54)%	4.26%	23.49%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$334,174		$265,753	$200,324	$242,867	$252,164	$218,442
Ratio of expenses to average net assets before expense waiver and reimbursement	0.59	%(c)	0.56%	0.60%	0.56%	0.58%	0.42%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.57	%(c)	0.56%	0.56%	0.56%	0.55%	0.42%
Ratio of net investment income to average net assets	0.98	%(c)	2.29%	3.98%	2.38%	1.39%	2.40%
Portfolio turnover rate	30	%(b)	66%	78%	94%	116%	174%

16	2011 Annual Report ▪ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

REAL ESTATE SECURITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class

	3/31/11†		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.64		$7.46	$10.81	$15.00	$15.66	$14.66

Gain from investment operations:
Net investment income (a)	0.04		0.17	0.21	0.24	0.19	0.31
Net realized and unrealized gain (loss) on total investments	1.46		2.19	(3.39)	(2.28)	0.49	2.76

Total gain (loss) from investment operations	1.50		2.36	(3.18)	(2.04)	0.68	3.07

Less distributions from:
Net investment income	(0.06)		(0.16)	(0.17)	(0.37)	(0.44)	(0.49)
Net realized gains	—		—	—	(1.62)	(0.90)	(1.58)
Return of capital	—		(0.02)	—	(0.16)	—	—

Total distributions	(0.06)		(0.18)	(0.17)	(2.15)	(1.34)	(2.07)

Net asset value, end of period	$11.08		$9.64	$7.46	$10.81	$15.00	$15.66

TOTAL RETURN	15.60	%(b)	31.85%	(28.95)%	(13.76)%	4.11%	23.45%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$289,161		$280,763	$159,554	$172,078	$191,671	$197,157
Ratio of expenses to average net assets before expense waiver and reimbursement	0.83	%(c)	0.81%	0.85%	0.81%	0.84%	0.71%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.82	%(c)	0.81%	0.81%	0.81%	0.80%	0.70%
Ratio of net investment income to average net assets	0.77	%(c)	1.98%	3.53%	2.03%	1.18%	2.14%
Portfolio turnover rate	30	%(b)	66%	78%	94%	116%	174%

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ▪ 2011 Annual Report	17

FINANCIAL HIGHLIGHTS	continued

REAL ESTATE SECURITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/11†		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.30		$7.20	$10.46	$14.59	$15.27	$14.35

Gain from investment operations:
Net investment income (a)	0.04		0.17	0.23	0.31	0.21	0.31
Net realized and unrealized gain (loss) on total investments	1.41		2.11	(3.31)	(2.28)	0.47	2.70

Total gain (loss) from investment operations	1.45		2.28	(3.08)	(1.97)	0.68	3.01

Less distributions from:
Net investment income	(0.06)		(0.16)	(0.18)	(0.38)	(0.46)	(0.51)
Net realized gains	—		—	—	(1.60)	(0.90)	(1.58)
Return of capital	—		(0.02)	—	(0.18)	—	—

Total distributions	(0.06)		(0.18)	(0.18)	(2.16)	(1.36)	(2.09)

Net asset value, end of period	$10.69		$9.30	$7.20	$10.46	$14.59	$15.27

TOTAL RETURN	15.64	%(b)	31.95%	(29.01)%	(13.66)%	4.26%	23.50%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$124,104		$102,686	$77,475	$118,076	$174,936	$189,084
Ratio of expenses to average net assets before expense waiver and reimbursement	0.84	%(c)	0.77%	1.06%	0.85%	0.83%	0.62%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.83	%(c)	0.77%	0.75%	0.70%	0.65%	0.62%
Ratio of net investment income to average net assets	0.75	%(c)	2.08%	3.89%	2.68%	1.32%	2.21%
Portfolio turnover rate	30	%(b)	66%	78%	94%	116%	174%

18	2011 Annual Report ▪ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

FINANCIAL HIGHLIGHTS	concluded

REAL ESTATE SECURITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	3/31/11†		9/30/10	9/30/09*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.36		$7.24	$7.24

Gain from investment operations:
Net investment income (a)	0.05		0.14	0.00	(d)
Net realized and unrealized gain on total investments	1.41		2.17	—

Total gain from investment operations	1.46		2.31	0.00	(d)

Less distributions from:
Net investment income	(0.07)		(0.17)	—
Net realized gains	—		(0.02)	—

Total distributions	(0.07)		(0.19)	—

Net asset value, end of period	$10.75		$9.36	$7.24

TOTAL RETURN	15.60	%(b)	32.12%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$75,047		$31,260	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.74	%(c)	0.71%	221.11	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.72	%(c)	0.71%	0.72	%(c)
Ratio of net investment income to average net assets	1.03	%(c)	1.56%	0.00	%(c)
Portfolio turnover rate	30	%(b)	66%	78%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

†	Amounts shown are for the six month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ▪ 2011 Annual Report	19

NOTES TO FINANCIAL STATEMENTS

REAL ESTATE SECURITIES FUND

Note 1—organization and significant accounting policies

The TIAA-CREF Real Estate Securities Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Fund recently changed its fiscal year end from September 30 to March 31.

The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Fund. The Fund offers four share classes: Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income and expenses of the Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and

20	2011 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (2007–2011) and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the period ended March 31, 2011, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions and return of capital distributions were identified and reclassified among the components of the Fund’s net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.

Trustee compensation: The Fund pays the Board of Trustees (“Trustees”), all of whom are independent, certain remuneration for their services, plus travel and

TIAA-CREF Real Estate Securities Fund ▪ 2011 Annual Report	21

NOTES TO FINANCIAL STATEMENTS

other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, Trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. The investment of deferred amounts and the offsetting payable to the Trustees are included in other assets and accrued expenses and other payables in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities may be valued at

22	2011 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

continued

fair value in accordance with procedures adopted by the Trustees. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in Registered Investment Companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Trustees. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended March 31, 2011, there were no significant transfers between levels by the Fund.

As of March 31, 2011, 100% of the value of investments in the Fund were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund pays Advisors a monthly fee based on the annual rate of between 0.44% and 0.50% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The fee range represents a breakpoint schedule which reduces investment management fees as the Fund’s net assets increase. Under the terms of the Fund’s Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to

TIAA-CREF Real Estate Securities Fund ▪ 2011 Annual Report	23

NOTES TO FINANCIAL STATEMENTS

Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of the Fund reimburses TPIS for amounts incurred up to 0.25% of the average daily net assets to distribute the Fund’s Retail Class shares. The Premier Class of the Fund has adopted a distribution Rule 12b-1 plan that compensates TPIS for providing distribution, promotional, and shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class shares.

Certain affiliated entities may pay Fund expenses on behalf of the Fund. The Fund reimburses the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statement of Assets and Liabilities.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding acquired fund fees and extraordinary expenses) exceeds 0.96% of the average daily net assets for the Retail Class shares; 0.82% of average daily net assets for the Retirement Class shares; 0.72% of average daily net assets for the Premier Class shares; and 0.57% of average daily net assets for the Institutional Class shares. The expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Trustees.

The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Trustees, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. Certain TIAA-CREF Funds and affiliates make investments in the Fund. At March 31, 2011, TIAA Access, an affiliate, owned 2% of the Fund’s shares.

Companies in which the Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

Issue	Value at September 30, 2010	Shares at March 31, 2011	Value at March 31, 2011

Real Estate Securities Fund
Thomas Properties Group*	$13,744,500	3,850,000	$12,897,500

			$12,897,500

*	There were no purchases, sales, realized gain (loss), dividend income or withholding expense during the period ended March 31, 2011.

24	2011 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

continued

Note 4—investments

Restricted securities: Restricted securities held by the Fund, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

At March 31, 2011, the cost of portfolio investments for federal income tax purposes was $746,823,668. Net unrealized appreciation of portfolio investments for federal income tax purposes was $55,318,336, consisting of gross unrealized appreciation of $92,426,871, and gross unrealized depreciation of $(37,108,535).

Purchases and sales of portfolio securities (other than short-term money market instruments) for the period ended March 31, 2011 were $248,949,995 and $222,210,252, respectively.

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the period ended March 31, 2011 and years ended September 30, 2010 and 2009 were as follows:

	Ordinary income	Long-Term Capital Gains	Return of Capital	Total

3/31/2011	$4,829,467	$—	$—	$4,829,467
9/30/2010	11,469,179	—	1,195,354	12,664,533
9/30/2009	10,114,179	—	—	10,114,179

The prior year-end September 30, 2010 amounts in the chart above were adjusted to reflect distributions of $1,195,354 which were reclassified as return of capital after year-end. In addition, the year-end September 30, 2010 Statement of Changes and Financial Highlights were adjusted to reflect the return of capital distribution in net assets.

As of March 31, 2011, the components of accumulated earnings on a tax basis consisted of $1,062,686 of undistributed ordinary income, $55,318,071 of unrealized appreciation and $(51,041,938) of capital loss carryovers.

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the utilization of capital loss carryovers, and the treatment of short term gain as ordinary income for tax purposes.

At March 31, 2011, the Fund had capital loss carryovers, which will expire as follows:

Date of Expiration

3/30/17	3/30/18	Total

$27,217,888	$23,824,050	$51,041,938

TIAA-CREF Real Estate Securities Fund ▪ 2011 Annual Report	25

NOTES TO FINANCIAL STATEMENTS	concluded

For the period ended March 31, 2011, the Real Estate Securities Fund utilized $26,621,080 of its capital loss carryover available from prior years.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Note 6—line of credit

The Fund participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the Fund at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended March 31, 2011, there were no borrowings under this credit facility by the Fund.

Note 7—indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the Trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

26	2011 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of the TIAA-CREF Funds and Shareholders of the TIAA-CREF Real Estate Securities Fund:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Real Estate Securities Fund at March 31, 2011, the results of each of their operations for the period then ended and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 18, 2011

TIAA-CREF Real Estate Securities Fund ▪ 2011 Annual Report	27

TRUSTEES AND OFFICERS (UNAUDITED)

TIAA-CREF FUNDS ▪ MARCH 31, 2011

Disinterested trustees

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee

Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017–3206 DOB: 4/25/54	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Former Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	70	Director of GMO; Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation, the Butler Conservation Fund, Inc. and the Elmina B. Sewall Foundation.

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017–3206 DOB: 10/6/62	Trustee	Indefinite term. Trustee since 2007.	Former Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	70

Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend and Income Fund, Inc.; Member of the Board of Managers of Lazard Alternative Strategies Fund, LLC.

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017–3206 DOB: 11/05/67	Trustee	Indefinite term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007); Chief Operating Officer, DDJ Capital Management (2003–2006).	70	Director of Copper Rock Capital Partners, LLC (investment adviser).

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017–3206 DOB: 1/4/54	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	70	Director, D2D Fund.

28	2011 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017–3206 DOB: 1/15/43	Trustee	Indefinite term. Trustee since 1999.	President and Founder (since 2006) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	70	None.

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017–3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President (since 2009) and Chief Operating Officer (2009–2010), First Eagle Investment Management; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	70

Director, Prudential plc; Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); and North Shore Land Alliance.

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017–3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (since 2008); Mitsui Professor of Economics (since 1996), Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department, Massachusetts Institute of Technology (MIT); Program Director, National Bureau of Economic Research (1990–2008).	70	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research.

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017–3206 DOB: 10/18/49	Chairman of the Board and Trustee	Indefinite term as Trustee; Chairman for term ending June 30, 2012. Trustee since 1999. Chairman since 2009.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, Chief Executive Officer and Chief Investment Officer, NCM Capital Management Group, Inc. (since 1991); Chairman and Chief Executive Officer and Chief Investment Officer, NCM Capital Advisers Inc. (since 2003); and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (since 2007).	70	Director, SCANA Corporation (energy holding company) and NCM Capital Investment Trust.

TIAA-CREF Real Estate Securities Fund ▪ 2011 Annual Report	29

TRUSTEES AND OFFICERS (UNAUDITED)	continued

TIAA-CREF FUNDS ▪ MARCH 31, 2011
Disinterested trustees — continued

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017–3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.	Chairman, Department of Finance, the Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), and Director, AIM Investment Center, McCombs School of Business, University of Texas at Austin (since 2000); Professor, University of Texas at Austin (since 1987).	70	Governing Council, Independent Directors Council (mutual fund director organization) and Investment Advisory Committee, Employees Retirement System of Texas.

Executive officers

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One year term. Executive Vice President and Chief Legal Officer since 2009.

Executive Vice President and Chief Legal Officer of TIAA and the College Retirement Equities Fund (“CREF”), TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1 (collectively, the “TIAA-CREF Fund Complex”) (since 2009); Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).

Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 5/8/62	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.

Chief Compliance Officer of TIAA Separate Account VA-3 and the TIAA-CREF Fund Complex, Vice President, Senior Compliance Officer of Asset Management Compliance of TIAA and Chief Compliance Officer of Investment Management (since 2008), Chief Compliance Officer of Teachers Advisors, Inc. (“Advisors”) (2008); Managing Director/Director of Global Compliance, AIG Global Investment Group (2000–2008).

30	2011 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

Scott C. Evans TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 5/11/59	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2007.

President and Principal Executive Officer of the TIAA-CREF Funds and the TIAA-CREF Life Funds (since 2007), Executive Vice President (since 1997) of CREF and TIAA Separate Account VA-1, Executive Vice President, Investments, Research, Institute & Strategy (since 2009), Executive Vice President, Head of Asset Management (2006–2009), Executive Vice President and Chief Investment Officer (2005) of TIAA, Director of Advisors (since 2004), President and Chief Executive Officer of Investment Management and Advisors and Manager of Investment Management (since 2004), Manager of TIAA Realty Capital Management, LLC (2004–2006), Chief Investment Officer of TIAA (2004–2006), Director of TIAA Global Markets, Inc. (2004–2005), Director of TIAA-CREF Life Insurance Company (1997–2006), and Director of Teachers Personal Investors Services, Inc. (“TPIS”) (2006–2008).

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.

Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and TIAA Separate Account VA-1 (since 2009), Treasurer of CREF (since 2008), Director of Advisors (since 2008); Chief Financial Officer, Van Kampen Funds (2005–2006).

Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.

Executive Vice President, Head of Risk Management of TIAA, Executive Vice President of the TIAA-CREF Fund Complex (since 2009), Executive Vice President, Risk Management of Advisors and Investment Management (since 2009), Senior Managing Director and Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009), Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA, Director, TIAA-CREF Life Insurance Company (2006–2008), Director, TPIS, Advisors and Investment Management (2008), Head of Risk Management of Advisors and Investment Management (2005–2006).

TIAA-CREF Real Estate Securities Fund ▪ 2011 Annual Report	31

TRUSTEES AND OFFICERS (UNAUDITED)	concluded

TIAA-CREF FUNDS ▪ MARCH 31, 2011
Executive officers — continued

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

William Mostyn III TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 1/1/48	Vice President and Corporate Secretary	One-year term. Vice President and Corporate Secretary since 2008.

Senior Vice President (since 2010) and Corporate Secretary of TIAA and Vice President and Corporate Secretary of the TIAA-CREF Fund Complex (since 2008); Deputy General Counsel and Corporate Secretary, Bank of America (2005–2008).

Dermot J. O’Brien TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 3/13/66	Executive Vice President	One year term. Executive Vice President since 2003.

Executive Vice President, Human Resources (since 2010, 2005–2007) and Executive Vice President of Human Resources and Corporate Services (2007–2010) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2003), Director, TIAA-CREF Life Insurance Company (2003–2006).

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.

Executive Vice President and Chief Operating Officer (since 2010), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), and Executive Vice President, Product Management (2005–2006) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2006), Executive Vice President, Institutional Client Services (2006–2008), Director, TCT Holdings, Inc. (since 2007), Executive Vice President, TIAA-CREF Enterprises, Inc., Manager, President and Chief Executive Officer, TIAA-CREF Redwood, LLC (since 2006), Director of Tuition Financing (2006–2009), Senior Vice President, Pension Products (2003–2006).

Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.

Executive Vice President, Chief Marketing and Communications Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010); Executive Vice President and Chief Marketing Officer, BearingPoint (2005–2008).

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org or by telephone at 800 223–1200.

32	2011 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

BOARD RENEWAL OF THE INVESTMENT MANAGEMENT AGREEMENT FOR THE TIAA-CREF REAL ESTATE SECURITIES FUND

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of its series, TIAA-CREF Real Estate Securities Fund (the “Fund”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Fund.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for the Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

OVERVIEW OF THE RENEWAL PROCESS

The Board held a meeting on March 31, 2011, at which it considered the annual renewal of the Agreement with respect to the Fund using its previously-established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with management and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Committee and to all Trustees in connection with the proposed contract renewals, and then helped to evaluate the information provided in response to those guidelines. During a series of meetings held prior to the March 31, 2011 Board meeting, the Operations Committee reviewed such guidelines and requests in consultation with management representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to management and the Trust, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports on the Fund to be provided to all Trustees by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, extensive performance and expense comparison data regarding the Fund, including data relating to the Fund’s

TIAA-CREF Real Estate Securities Fund ▪ 2011 Annual Report	33

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

management fee rates, total expense ratios, short-term and long-term investment performance and brokerage commission costs and portfolio turnover rates. Lipper also compared much of this data for the Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against the Fund’s benchmark index. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not management) had identified the selected comparative peer group and universe and that it did so in a manner that was not intended to produce biased results for its clients.

Among other matters, the Operations Committee also requested and reviewed various sources of information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to the Fund pursuant to the Agreement. In this connection, the Operations Committee emphasized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI.

In advance of the Board meeting held on March 31, 2011, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for the Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to the Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of the Fund, which had underperformed its Lipper peer group by a specified amount over a three-year period, together with an explanation of any events that had a material impact on performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Fund’s fees under the Agreement as compared to any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Fund aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in

34	2011 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

continued

connection with rendering services to the Fund; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Fund and affiliates of TAI; (8) a copy of TAI’s SEC Form ADV registration statement (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement with respect to the Fund, the Board, with assistance from its Operations Committee, reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (5) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by TAI with other clients; and (7) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for the Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Fund. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

The Board received and considered both Trust level and Fund-specific information, but made its renewal determinations on a Fund-level basis. In deciding whether to renew the Agreement for the Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for the Fund. At its meeting on March 31, 2011, the Board voted unanimously to renew the Agreement for the Fund. Set forth below are the general factors the Board considered for the Fund, followed by a summary of certain specific factors the Board considered with respect to the Fund.

THE NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered that TAI is an experienced investment adviser that has managed the Fund since its operations commenced. Investment professionals at

TIAA-CREF Real Estate Securities Fund ▪ 2011 Annual Report	35

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds and the other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Fund, including conducting research, recommending investments and placing orders to buy and sell securities for the Fund’s investment portfolio; active daily monitoring of the investment portfolio by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Fund to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Fund. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of the Fund, as discussed below. In the course of its review of the quality of TAI’s services, the Board examined the investment performance of the Fund and concluded that it was within an acceptable range when compared with the Fund’s benchmark and/or its peer group of mutual funds, with its relative performance steadily improving over the last two years.

In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

INVESTMENT PERFORMANCE

The Board considered the investment performance of the Fund over one-, two-, three-, four- and five-year periods. The Board considered the Fund’s performance as compared to its peer group, peer universe and benchmark index. In this regard, the Board considered that most financial markets had experienced nearly unprecedented volatility during recent years that had impacted the performance of the Fund. Despite these circumstances, the performance of the Fund generally compared favorably to its benchmark (after considering the effect of expenses incurred to operate the Fund) and had ranked in the top three performance quintiles versus its peer groups of mutual funds over the past three years. (For additional detail regarding the Fund’s performance, see the synopsis below.) Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of the Fund was within an acceptable range.

COST AND PROFITABILITY

The Board considered financial and profitability data relating to TAI for the calendar year 2010 with respect to the Fund. The Board considered TAI’s profit

36	2011 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

continued

calculations with respect to its services to the Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having fee rates which permit TAI to maintain and improve the quality of services provided to the Fund. The Board considered that TAI had earned profits with respect to the Fund in 2010 under the Agreement and expected this trend to continue. The Board concluded that TAI’s profits with respect to its provision of services to the Fund in 2010 were not excessive in light of various relevant factors. During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to portfolio management functions by TAI so as to assess whether sufficient resources are being devoted to these functions.

FEES CHARGED BY OTHER ADVISERS

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rate charged to the Fund under the Agreement typically was lower than the management fee rates charged by many or most comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between the Fund and it comparable mutual funds. Additionally, the Board also considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data was derived. Based on all factors considered, the Board concluded that the Fund’s fee rates under the Agreement were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

ECONOMIES OF SCALE

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of the Fund. The Board also considered the extent to which the current fee “breakpoints” (that is, the Fund asset levels at which additional assets would be assessed lower fee rates) on the Fund would have a material effect on its fees. The Board considered TAI’s representation that, although the current breakpoint discounts may be low compared to those of some competitors, the initial maximum fee rates in the Agreement are already at low levels compared to peer groups of mutual funds. Based on all factors considered, the Board concluded that the Fund’s fee schedule was within an acceptable range in light of current economies of scale considerations and current asset levels.

TIAA-CREF Real Estate Securities Fund ▪ 2011 Annual Report	37

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

FEE COMPARISON WITH OTHER TAI CLIENTS

The Board considered that TAI and its affiliates provide similar investment management services to other investment companies. In addition, TAI manages institutional client assets through a separate account with a similar investment strategy and investment staff. The Board considered the schedule of fees for each of these funds and accounts, and the fees actually charged to clients with current separate accounts that are managed under similar investment strategies. The Board also considered TAI’s representation that, while management fee rates charged to the Fund may differ from the rates charged to these other funds and accounts, this is due in part to the fact that these other funds and accounts: are offered through products that charge additional fees to their investors; are offered in different types of markets; are provided with different types or levels of services by TAI; target different types of investors; and/or are packaged with other products, and that these factors justify different fee rate schedules.

OTHER BENEFITS

The Board also considered additional benefits to the Fund and to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Fund and other series of the Trust to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and the Fund may benefit from economies of scale to the extent that the Fund is managed in the same manner and by the same personnel as certain of the CREF Accounts. Additionally, both TAI and the Fund may benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements.

SYNOPSIS OF FACTORS

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to the Fund. If the Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined below are based on the Retirement Class shares of the Fund. Because the Retirement Class generally has different non-management expenses than the Institutional, Premier and Retail Classes of the Fund, the expenses and performance of these other Classes will differ from the expenses and performance shown for the Retirement Class. All time periods referenced below end as of December 31, 2010. Under the Morningstar rating

38	2011 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

concluded

system, 5 stars is the highest (best) rating category and 1 star is the lowest rating category. Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to the Fund during 2010 under the Agreement.

REAL ESTATE SECURITIES FUND

•	The Fund’s annual contractual management fee rate is 0.50% of average daily net assets.

•

The Fund’s management fees and total expenses were in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes and the universe of comparable funds identified by Lipper for expense comparison purposes.

•

For the one-year period, the Fund was in the 1st quintile of the universe of comparable funds identified by Lipper for performance comparison purposes (“Performance Universe”); the Fund was in the 3rd quintile of its Performance Universe for the two- and three-year periods and the 4th quintile of its Performance Universe for the four- and five-year periods.

•	The Fund received an Overall Morningstar Rating of 3 stars.

TAI earned a net profit with respect to its services to the Fund for the one-year period.

_________________

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for the Fund.

TIAA-CREF Real Estate Securities Fund ▪ 2011 Annual Report	39

IMPORTANT TAX INFORMATION (UNAUDITED)

For the period ended March 31, 2011, the Fund designates 0.25% (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the maximum tax rate of 15% as provided by the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

For the period ended March 31, 2011, the Fund designates 0.25% (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2011, which will be reported in conjunction with your 2011 Form 1099-DIV.

By early 2012, shareholders should receive their Form 1099-DIV and a tax information letter from the Fund. For your specific situation, we recommend that you consult a professional tax advisor.

40	2011 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

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HOW TO REACH US

TIAA-CREF WEBSITE
tiaa-cref.org 24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE
800 842-2252 24 hours a day, 7 days a week

FOR THE HEARING- OR SPEECH-IMPAIRED
800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday 9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement or Premier classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2011 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206

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2011 ANNUAL REPORT TIAA-CREF FUNDS Fixed-Income Funds MARCH 31, 2011 Audited financial statements

UNDERSTANDING YOUR REPORT FROM TIAA-CREF FUNDS

For the purposes of this report “TIAA-CREF Funds” refers only to the TIAA-CREF Fixed-Income Funds on the cover of this report. This annual report reflects the change of the fiscal year of the TIAA-CREF Funds, from September 30 to March 31. The funds will issue annual reports dated March 31 and semiannual reports dated September 30. This report contains information about the holdings of the TIAA-CREF Funds and describes their results for the six months ended March 31, 2011. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its benchmark index.

•	The summary portfolios of investments list the issuers, industries and types of securities in which each fund had investments as of March 31, 2011.

•	The financial statements provide detailed information about the operations and financial condition of each fund.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement or Premier classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

INFORMATION FOR INVESTORS

PORTFOLIO HOLDINGS

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

          You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. (Form N-CSR lists holdings as of March 31 or September 30; Form N-Q lists holdings as of December 31 or June 30.) Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

PROXY VOTING

TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

CONTACTING TIAA-CREF

There are three easy ways to contact us: by e-mail, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

FUND MANAGEMENT

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

2	2011 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

ABOUT THE FUNDS’ BENCHMARKS

FIXED-INCOME INDEXES

The Barclays Capital U.S. Aggregate Bond Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

The Barclays Capital U.S. 1–5 Year Government/Credit Bond Index measures the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1–5 year maturities.

The BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index measures the performance of bond securities that pay interest in cash and have a credit rating of BB or B. BofA Merrill Lynch uses a composite of Fitch Ratings, Moody’s and Standard & Poor’s credit ratings in selecting bonds for this index. These ratings measure the risk that the bond issuer will fail to pay interest or to repay principal in full. The index is market weighted, so that larger bond issues have a greater effect on the index’s return. However, the representation of any single bond issuer is restricted to a maximum of 2% of the total index.

The Barclays Capital 10-Year Municipal Bond Index measures the performance of long-term, tax-exempt bonds. Bonds in the index must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following rating agencies: Moody’s, Standard & Poor’s and Fitch, and must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.

The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

IMPORTANT INFORMATION ABOUT EXPENSES

The expenses paid by shareholders of a mutual fund fall into two categories. For the TIAA-CREF Funds, these expenses are as follows:

•

Transaction costs: Although shareholders do not incur sales charges (loads) on purchases, on reinvested dividends or on other distributions, they may incur redemption fees on certain transactions in some funds. Please see the prospectus for details.

•	Ongoing costs: All shareholders incur these costs, which include management fees and other fund expenses.

The examples that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

          The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 to March 31, 2011).

ACTUAL EXPENSES

The first section of each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

          Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shows hypothetical account values and expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in this fund with the costs of other funds. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Annual Report	3

BOND FUND

PORTFOLIO COMPOSITION

% of net assets as of 3/31/2011

Mortgage-backed securities & commercial mortgage-backed securities	37.0
Corporate bonds	25.6
Foreign government, agency & corporate bonds denominated in U.S. dollars	14.0
U.S. Treasury securities	12.6
U.S. agency securities	5.9
Asset-backed securities	1.4
Municipal bonds	0.5
Short-term investments	23.4
Other assets & liabilities, net	–20.4

Total	100.0

HOLDINGS BY MATURITY

% of fixed-income investments as of 3/31/2011

Less than 1 year	21.0
1–3 years	11.2
3–5 years	12.9
5–10 years	13.3
Over 10 years	41.6

Total	100.0

HOLDINGS BY CREDIT QUALITY*

% of fixed-income investments as of 3/31/2011

Aaa/AAA	68.5
Aa/AA	7.6
A/A	10.6
Baa/BBB	12.1
Ba/BB	0.6
B/B	0.5
Below B/B	0.1

Total	100.0

*

These figures are based on credit quality ratings from Moody’s, Standard & Poor’s and Fitch. Where Moody’s ratings are not available, we have used Standard & Poor’s or Fitch’s ratings. These ratings are subject to change without notice.

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2011

The Bond Fund returned –0.67% for the Institutional Class, compared with the –0.88% return of its benchmark, the Barclays Capital U.S. Aggregate Bond Index. For the year ended March 31, 2011, the fund returned 5.54%, versus 5.12% for the index. The table below shows returns for all share classes of the fund.

The recovery sends mixed signals

During the period, the U.S. economy continued to improve, but fitfully. Gross domestic product, which measures the output of domestic goods and services, grew at an estimated annual rate of 3.1% in the fourth quarter of 2010 but slowed to 1.8% in the first quarter of 2011. In the fourth quarter, corporate profits were up 18% from the same period one year earlier. By the end of March, unemployment had dipped slightly, to 8.8%.

          The sluggish pace of job growth, plus ongoing weakness in the housing market and high levels of personal debt, remained obstacles to a more robust recovery. In an effort to stimulate the economy, the Federal Reserve began buying U.S. Treasury securities, with the intention of lowering long-term interest rates. The Fed also encouraged lending by maintaining its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25%.

          The Barclays Capital U.S. Aggregate Bond Index, which measures the broad domestic investment-grade, fixed-rate bond market, ended the period down 0.88%. The index fell 1.30% in the fourth quarter of 2010, when the economic picture brightened and many investors sought higher returns in stocks. The index gained 0.42% in the first quarter of 2011, as some investors, buoyed by better-than-expected corporate earnings, turned to corporate bonds as well as to stocks.

PERFORMANCE AS OF MARCH 31, 2011

	Total return		Average annual total return

Bond Fund	6 months	1 year	5 years		10 years

Institutional Class (inception: 7/1/1999)	–0.67%	5.54%	5.59%		5.39%
Retirement Class (inception: 3/31/2006)	–0.76	5.33	5.33		5.26	*
Retail Class (inception: 3/31/2006)	–0.74	5.38	5.45		5.32	*
Premier Class (inception: 9/30/2009)	–0.75	5.48	5.56	*	5.38	*

Barclays Capital U.S. Aggregate Bond Index	–0.88	5.12	6.03		5.56

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

4	2011 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

Losses in Treasuries drive the index lower

U.S. Treasury securities, which made up nearly one-third of the benchmark at period-end, returned –2.8% for the six months. Other declining sectors included corporate bonds (down 0.8%), U.S. agency securities (down 0.8%) and asset-backed securities (down 0.9%). The small commercial mortgage-backed sector performed best; it gained 3.0%. (Sector returns come from the components of the Barclays Capital aggregate index.)

          During the six months, the yield on 2-year Treasury notes rose from 0.42% at the beginning of the period to 0.80% on March 31, 2011. The 10-year yield increased from 2.53% to 3.47%.

Successful sector weightings help the fund outperform

Within a challenging investment environment for fixed-income securities, the Bond Fund held up better than the Barclays Capital aggregate index on the strength of advantageous sector weightings, relative to those of its benchmark. In particular, overweight positions in corporate bonds and commercial mortgage-backed securities lifted the fund’s return. Overweights in asset-backed securities also enhanced relative results slightly, as did an underweight in U.S. Treasury securities, which suffered outsized losses for the period.

$10,000 OVER 10 YEARS

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

EXPENSE EXAMPLE

Six months ended March 31, 2011

Bond Fund	Beginning account value (10/1/10)	Ending account value (3/31/11)	Expenses paid during period* (10/1/10– 3/31/11)

Actual return
Institutional Class	$1,000.00	$993.25	$1.64
Retirement Class	1,000.00	992.36	2.88
Retail Class	1,000.00	992.62	2.58
Premier Class	1,000.00	992.53	2.38

5% annual hypothetical return
Institutional Class	1,000.00	1,023.29	1.66
Retirement Class	1,000.00	1,022.04	2.92
Retail Class	1,000.00	1,022.34	2.62
Premier Class	1,000.00	1,022.54	2.42

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2011. The fund’s annualized six-month expense ratio for that period was 0.33% for the Institutional Class, 0.58% for the Retirement Class, 0.52% for the Retail Class and 0.48% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 3.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Annual Report	5

BOND PLUS FUND

PORTFOLIO COMPOSITION

% of net assets as of 3/31/2011

Corporate bonds	30.2
Mortgage-backed securities & commercial mortgage-backed securities	29.4
Foreign government, agency & corporate bonds denominated in U.S. dollars	15.7
U.S. Treasury securities	14.0
Asset-backed securities	3.6
Bank loan obligations	1.3
Mutual funds	0.6
U.S. agency securities	0.4
Municipal bonds	0.3
Preferred stock	0.3
Short-term investments	9.9
Other assets & liabilities, net	–5.7

Total	100.0

HOLDINGS BY MATURITY

% of fixed-income investments as of 3/31/2011

Less than 1 year	11.1
1–3 years	5.6
3–5 years	16.5
5–10 years	25.1
Over 10 years	41.7

Total	100.0

HOLDINGS BY CREDIT QUALITY*

% of fixed-income investments as of 3/31/2011

Aaa/AAA	47.8
Aa/AA	6.6
A/A	11.3
Baa/BBB	14.3
Ba/BB	10.3
B/B	8.2
Below B/B	1.5

Total	100.0

*

These figures are based on credit quality ratings from Moody’s, Standard & Poor’s and Fitch. Where Moody’s ratings are not available, we have used Standard & Poor’s or Fitch’s ratings. These ratings are subject to change without notice.

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2011

The Bond Plus Fund returned –0.03% for the Institutional Class, compared with the –0.88% return of its benchmark, the Barclays Capital U.S. Aggregate Bond Index. For the year ended March 31, 2011, the fund returned 6.67%, versus 5.12% for the index. The table below shows returns for all share classes of the fund.

The recovery sends mixed signals

During the period, the U.S. economy continued to improve, but fitfully. Gross domestic product, which measures the output of domestic goods and services, grew at an estimated annual rate of 3.1% in the fourth quarter of 2010 but slowed to 1.8% in the first quarter of 2011. In the fourth quarter, corporate profits were up 18% from the same period one year earlier. By the end of March, unemployment had dipped slightly, to 8.8%.

          The sluggish pace of job growth, plus ongoing weakness in the housing market and high levels of personal debt, remained obstacles to a more robust recovery. In an effort to stimulate the economy, the Federal Reserve began buying U.S. Treasury securities, with the intention of lowering long-term interest rates. The Fed also encouraged lending by maintaining its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25%.

          The Barclays Capital U.S. Aggregate Bond Index, which measures the broad domestic investment-grade, fixed-rate bond market, ended the period down 0.88%. The index fell 1.30% in the fourth quarter of 2010, when the economic picture brightened and many investors sought higher returns in stocks. The index gained 0.42% in the first quarter of 2011, as some investors, buoyed by better-than-expected corporate earnings, turned to corporate bonds as well as to stocks.

PERFORMANCE AS OF MARCH 31, 2011

	Total return		Average annual total return

Bond Plus Fund	6 months	1 year	5 years		since fund inception

Institutional Class (inception: 3/31/2006)	–0.03%	6.67%	5.34%		5.34%
Retirement Class (inception: 3/31/2006)	–0.16	6.40	5.10		5.10
Retail Class (inception: 3/31/2006)	–0.14	6.42	5.21		5.21
Premier Class (inception: 9/30/2009)	–0.11	6.51	5.30	*	5.30	*

Barclays Capital U.S. Aggregate Bond Index	–0.88	5.12	6.03		6.03

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for this period would have been lower.

6	2011 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

Losses in Treasuries drive the index lower

U.S. Treasury securities, which made up nearly one-third of the benchmark at period-end, returned –2.8% for the six months. Other declining sectors included corporate bonds (down 0.8%), U.S. agency securities (down 0.8%) and asset-backed securities (down 0.9%). The small commercial mortgage-backed sector performed best; it gained 3.0%. (Sector returns come from the components of the Barclays Capital aggregate index.)

          During the six months, the yield on 2-year Treasury notes rose from 0.42% at the beginning of the period to 0.80% on March 31, 2011. The 10-year yield increased from 2.53% to 3.47%.

Successful sector weightings help the fund outperform

Within a challenging investment environment for fixed-income securities, the return of the Bond Plus Fund was nearly flat, compared with the decline of the Barclays Capital aggregate index. The fund held up better than the index on the strength of advantageous sector weightings, relative to those of its benchmark. In particular, overweight positions in corporate securities and out-of-benchmark holdings in high-yield bonds lifted the fund’s return. Overweights in asset-backed and commercial mortgage-backed securities also enhanced relative results slightly, as did a substantial underweight in U.S. Treasury securities, which suffered outsized losses for the period.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

EXPENSE EXAMPLE

Six months ended March 31, 2011

Bond Plus Fund	Beginning account value (10/1/10)	Ending account value (3/31/11)	Expenses paid during period* (10/1/10– 3/31/11)

Actual return
Institutional Class	$1,000.00	$999.66	$1.74
Retirement Class	1,000.00	998.42	2.99
Retail Class	1,000.00	998.57	2.89
Premier Class	1,000.00	998.90	2.49

5% annual hypothetical return
Institutional Class	1,000.00	1,023.19	1.77
Retirement Class	1,000.00	1,021.94	3.02
Retail Class	1,000.00	1,022.04	2.92
Premier Class	1,000.00	1,022.44	2.52

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2011. The fund’s annualized six-month expense ratio for that period was 0.35% for the Institutional Class, 0.60% for the Retirement Class, 0.58% for the Retail Class and 0.50% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 3.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Annual Report	7

SHORT-TERM BOND FUND

PORTFOLIO COMPOSITION

% of net assets as of 3/31/2011

Corporate bonds	31.1
U.S. Treasury securities	31.0
Foreign government, agency & corporate bonds denominated in U.S. dollars	14.0
U.S. agency securities	8.3
Asset-backed securities	5.8
Mortgage-backed securities & commercial mortgage-backed securities	1.8
Bank loan obligations	1.4
Other assets & liabilities, net	6.6

Total	100.0

HOLDINGS BY MATURITY

% of fixed-income investments as of 3/31/2011

Less than 1 year	7.4
1–3 years	56.9
3–5 years	27.9
5–10 years	3.5
Over 10 years	4.3

Total	100.0

HOLDINGS BY CREDIT QUALITY*

% of fixed-income investments as of 3/31/2011

Aaa/AAA	53.5
Aa/AA	11.7
A/A	11.5
Baa/BBB	15.3
Ba/BB	3.9
B/B	3.2
Below B/B	0.9

Total	100.0

*

These figures are based on credit quality ratings from Moody’s, Standard & Poor’s and Fitch. Where Moody’s ratings are not available, we have used Standard & Poor’s or Fitch’s ratings. These ratings are subject to change without notice.

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2011

The Short-Term Bond Fund returned –0.20% for the Institutional Class, compared with the –0.33% return of its benchmark, the Barclays Capital U.S. 1–5 Year Government/Credit Bond Index. For the year ended March 31, 2011, the fund returned 3.74%, versus 3.13% for the index. The table below shows returns for all share classes of the fund.

The recovery sends mixed signals

During the period, the U.S. economy continued to improve, but fitfully. Gross domestic product, which measures the output of domestic goods and services, grew at an estimated annual rate of 3.1% in the fourth quarter of 2010 but slowed to 1.8% in the first quarter of 2011. In the fourth quarter, corporate profits were up 18% from the same period one year earlier. By the end of March, unemployment had dipped slightly, to 8.8%.

          The sluggish pace of job growth, plus ongoing weakness in the housing market and high levels of personal debt, remained obstacles to a more robust recovery. In an effort to stimulate the economy, the Federal Reserve began buying U.S. Treasury securities, with the intention of lowering long-term interest rates. The Fed also encouraged lending by maintaining its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25%.

Short-term bonds hold up better than the broad market

For the period, the decline in the Barclays Capital short-term bond index was less than the 0.88% loss of the Barclays Capital U.S. Aggregate Bond Index, a measure of the broad U.S. investment-grade, fixed-rate bond market.

PERFORMANCE AS OF MARCH 31, 2011

	Total return		Average annual total return

Short-Term Bond Fund	6 months	1 year	5 years		since fund inception

Institutional Class (inception: 3/31/2006)	–0.20%	3.74%	4.51%		4.51%
Retirement Class (inception: 3/31/2006)	–0.32	3.48	4.27		4.27
Retail Class (inception: 3/31/2006)	–0.30	3.52	4.39		4.39
Premier Class (inception: 9/30/2009)	–0.18	3.58	4.48	*	4.48	*

Barclays Capital U.S. 1–5 Year Government/Credit Bond Index	–0.33	3.13	5.08		5.08

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for this period would have been lower.

8	2011 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

The short-term index fell 0.60% in the fourth quarter of 2010, when the economic picture brightened and many investors sought higher returns in stocks. The index gained 0.27% in the first quarter of 2011, as some investors, buoyed by better-than-expected corporate earnings, turned to corporate bonds—including short-term securities—as well as to stocks.

          U.S. Treasury securities, which made up more than half of the short-term index on March 31, 2011, returned –0.7% for the period. This substantial drag on the performance of the index was partly offset by the 0.5% return of corporate bonds. Government-related securities returned –0.2%. The yield on 2-year Treasury notes rose from 0.42% at the beginning of the six months to 0.80% at period-end. The 5-year Treasury yield increased from 1.27% to 2.24%.

Successful sector weightings help the fund outperform

Despite its disappointing absolute return, the Short-Term Bond Fund outperformed the Barclays Capital short-term bond index on the strength of advantageous sector weightings, relative to those of its benchmark. In particular, investments in short-term asset-backed securities, which are not included in the benchmark, lifted the fund’s return. Overweights in corporate securities, including out-of-benchmark holdings in high-yield bonds, also enhanced relative results, as did an underweight in U.S. Treasury securities, which suffered outsized losses for the period.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

EXPENSE EXAMPLE

Six months ended March 31, 2011

Short-Term Bond Fund	Beginning account value (10/1/10)	Ending account value (3/31/11)	Expenses paid during period* (10/1/10– 3/31/11)

Actual return
Institutional Class	$1,000.00	$998.01	$1.49
Retirement Class	1,000.00	996.77	2.74
Retail Class	1,000.00	997.02	2.49
Premier Class	1,000.00	998.21	2.24

5% annual hypothetical return
Institutional Class	1,000.00	1,023.44	1.51
Retirement Class	1,000.00	1,022.19	2.77
Retail Class	1,000.00	1,022.44	2.52
Premier Class	1,000.00	1,022.69	2.27

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2011. The fund’s annualized six-month expense ratio for that period was 0.30% for the Institutional Class, 0.55% for the Retirement Class, 0.50% for the Retail Class and 0.45% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 3.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Annual Report	9

HIGH-YIELD FUND

HOLDINGS BY MATURITY

% of portfolio investments as of 3/31/2011

Less than 1 year	0.6
1–3 years	1.9
3–5 years	14.4
5–10 years	75.0
Over 10 years	8.1

Total	100.0

HOLDINGS BY CREDIT QUALITY*

% of fixed-income investments as of 3/31/2011

Baa/BBB	1.9
Ba/BB	43.3
B/B	49.4
Below B/B	4.8
Short-term investments	0.6

Total	100.0

*

These figures are based on credit quality ratings from Moody’s, Standard & Poor’s and Fitch. Where Moody’s ratings are not available, we have used Standard & Poor’s or Fitch’s ratings. These ratings are subject to change without notice.

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2011

The High-Yield Fund returned 6.22% for the Institutional Class, compared with the 6.13% return of its benchmark, the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index. For the year ended March 31, 2011, the fund returned 14.20%, versus 13.63% for the index. The table below shows returns for all share classes of the fund.

High-yield stays strongly positive in a declining bond market

The rally in the high-yield bond market that began in the first quarter of 2009 continued during the six-month period covered by this report. The fund’s benchmark index gained 2.40% for the fourth quarter of 2010 and 3.65% for the first quarter of 2011.

          The Federal Reserve’s purchases of U.S. Treasury securities, first announced in August 2010 and intended to keep long-term interest rates low, helped to support gains in both the high-yield market and the stock market.

          For the six months, the return of high-yield bonds, as measured by the fund’s benchmark, trailed the 18.71% return of U.S. stocks, as measured by the Russell 3000® Index. However, high-yield bonds’ solid performance stood in sharp contrast to the 0.88% loss recorded by the broad investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index.

Returns are solid across most sectors

Of the 70 industry sectors in the fund’s benchmark, 68 posted positive results for the six months; returns ranged from 17.8% for the telecommunications equipment sector to –11.0% for the engineering infrastructure sector.

PERFORMANCE AS OF MARCH 31, 2011

	Total return		Average annual total return

High-Yield Fund*	6 months	1 year	5 years		since fund inception

Institutional Class (inception: 3/31/2006)	6.22%	14.20%	8.36%		8.36%
Retirement Class (inception: 3/31/2006)	6.09	13.91	8.08		8.08
Retail Class (inception: 3/31/2006)	6.11	13.94	8.25		8.25
Premier Class (inception: 9/30/2009)	6.14	14.03	8.31	†	8.31	†

BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index	6.13	13.63	7.93		7.93

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

†

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for this period would have been lower.

10	2011 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

          Bonds with lower credit ratings outperformed those of higher quality for the period. However, the difference between the returns of BB and CCC bonds narrowed significantly. For the first quarter of 2011, BB bonds returned 3.94%, versus 4.86% for those in the C-CCC categories.

Sector and security selections boost the fund above its benchmark

The fund not only produced a solid absolute return, it also outperformed its benchmark, because of a combination of favorable sector allocations and individual security choices. In particular, the fund benefited from an overweight in the gas distribution sector, while losing some relative performance because of underweights in the wireless telecommunication and building materials sectors.

          The largest individual contributor to relative performance was an overweight position in Atlas Energy, whose bond prices were lifted by the announcement in November 2010 that the company would be acquired by Chevron. Other overweights that helped relative returns included Sabine Pass, a Louisiana liquid natural gas facility; Pinafore, an auto engineering company; and Nielsen Finance.

          These positive results more than offset the negative effects of several other holdings, including underweights in coal mining company FMG Resources, power producer Midwest Generation and Level 3 Financing.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

EXPENSE EXAMPLE

Six months ended March 31, 2011

High-Yield Fund	Beginning account value (10/1/10)	Ending account value (3/31/11)	Expenses paid during period* (10/1/10– 3/31/11)

Actual return
Institutional Class	$1,000.00	$1,062.22	$2.06
Retirement Class	1,000.00	1,060.89	3.34
Retail Class	1,000.00	1,061.11	3.03
Premier Class	1,000.00	1,061.42	2.83

5% annual hypothetical return
Institutional Class	1,000.00	1,022.94	2.02
Retirement Class	1,000.00	1,021.69	3.28
Retail Class	1,000.00	1,021.99	2.97
Premier Class	1,000.00	1,022.19	2.77

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2011. The fund’s annualized six-month expense ratio for that period was 0.40% for the Institutional Class, 0.65% for the Retirement Class, 0.59% for the Retail Class and 0.55% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 3.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Annual Report	11

TAX-EXEMPT BOND FUND

HOLDINGS BY MATURITY

% of portfolio investments as of 3/31/2011

Less than 1 year	0.2
1–3 years	1.2
3–5 years	7.2
5–10 years	54.8
Over 10 years	36.6

Total	100.0

HOLDINGS BY CREDIT QUALITY*

% of fixed-income investments as of 3/31/2011

Aaa/AAA	8.6
Aa/AA	36.0
A/A	27.2
Baa/BBB	17.0
Ba/BB	1.5
Non-rated	9.7

Total	100.0

*

These figures are based on credit quality ratings from Moody’s, Standard & Poor’s and Fitch. Where Moody’s ratings are not available, we have used Standard & Poor’s or Fitch’s ratings. These ratings are subject to change without notice.

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2011

The Tax-Exempt Bond Fund returned –4.07% for the Institutional Class, compared with the –2.92% return of its benchmark, the Barclays Capital 10-Year Municipal Bond Index. For the year ended March 31, 2011, the fund returned 2.02%, versus 3.39% for the index. The table below shows returns for all share classes of the fund.

The recovery sends mixed signals

During the period, gross domestic product, which measures the output of domestic goods and services, grew at an estimated annual rate of 3.1% in the fourth quarter of 2010 but slowed to 1.8% in the first quarter of 2011. By the end of March, unemployment had dipped slightly, to 8.8%.

          The sluggish pace of job growth, plus ongoing weakness in the housing market and high levels of personal debt, remained obstacles to a full recovery. In an effort to stimulate the economy, the Federal Reserve began buying U.S. Treasury securities, with the intention of lowering long-term interest rates, and maintained its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25%.

Municipal bonds endure a bumpy ride

For the six months, the fund’s benchmark lagged the –0.88% return of the Barclays Capital U.S. Aggregate Bond Index, a measure of the broad domestic investment-grade, fixed-rate bond market.

          The benchmark lost 3.66% in the fourth quarter of 2010, when prices for municipal bonds fell sharply. As upbeat news about the U.S. economy and

PERFORMANCE AS OF MARCH 31, 2011

	Total return		Average annual total return

Tax-Exempt Bond Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 3/31/2006)	–4.07%	2.02%	4.16%	4.16%
Retail Class (inception: 3/31/2006)	–4.14	1.85	4.06	4.06

Barclays Capital 10-Year Municipal Bond Index	–2.92	3.39	5.03	5.03

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

12	2011 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

negative reports about state economies made headlines, many investors abandoned municipal bond funds for stocks. At the same time, municipalities flooded the market with taxable Build America Bonds in anticipation of that program’s expiration at year-end. (On these bonds, the federal government partly subsidized the interest paid to investors, aiding strapped local governments.) When the municipal bond market stabilized in the first quarter of 2011 and associated mutual fund redemptions declined, causing less downward pressure on prices, the benchmark rose 0.76%.

          Although all sectors of the municipal bond market lost ground for the six months, higher-quality issues held up better than their lower-rated counterparts. Resource recovery and housing bonds outperformed riskier industrial revenue, transportation and hospital issues. On March 31, 2011, 10-year, tax-exempt municipal bonds earned 93% of the yield on comparable U.S. Treasury securities, down from 98% at the beginning of the period.

The fund lags its benchmark

The fund trailed its benchmark for the period because of underperformance of more than one percentage point, relative to the index, in the fourth quarter of 2010. The lagging performance resulted primarily from overweight positions and unfavorable security selections in local general obligation bonds and in the industrial revenue and lease revenue sectors. Underweights in securities issued by California and New York State also trimmed relative results during the quarter. The fund matched the index’s return in the first quarter of 2011, as it gradually reduced its exposure to industrial revenue bonds and increased its investments in California’s securities.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share class varies due to differences in expense charges.

EXPENSE EXAMPLE

Six months ended March 31, 2011

Tax-Exempt Bond Fund	Beginning account value (10/1/10)	Ending account value (3/31/11)	Expenses paid during period* (10/1/10– 3/31/11)

Actual return
Institutional Class	$1,000.00	$959.32	$1.71
Retail Class	1,000.00	958.61	2.49

5% annual hypothetical return
Institutional Class	1,000.00	1,023.19	1.77
Retail Class	1,000.00	1,022.39	2.57

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2011. The fund’s annualized six-month expense ratio for that period was 0.35% for the Institutional Class and 0.51% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 3.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Annual Report	13

INFLATION-LINKED BOND FUND

HOLDINGS BY MATURITY

% of portfolio investments as of 3/31/2011

1–3 years	18.8
3–5 years	19.6
5–10 years	31.7
10–20 years	29.9

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2011

The Inflation-Linked Bond Fund returned 1.05% for the Institutional Class, compared with the 1.42% return of its benchmark, the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L). For the year ended March 31, 2011, the fund returned 7.73%, versus 7.91% for the index. The table below shows returns for all share classes of the fund.

The recovery sends mixed signals

During the period, the U.S. economy continued to improve, but fitfully. Gross domestic product, which measures the output of domestic goods and services, grew at an estimated annual rate of 3.1% in the fourth quarter of 2010 but slowed to 1.8% in the first quarter of 2011. In the fourth quarter, corporate profits were up 18% from the same period a year earlier. By the end of March, unemployment had dipped slightly, to 8.8%.

          The sluggish pace of job growth, plus ongoing weakness in the housing market and high levels of personal debt, remained obstacles to a more robust recovery. In an effort to stimulate the economy, the Federal Reserve began buying U.S. Treasury securities, with the intention of lowering long-term interest rates. The Fed also encouraged lending by maintaining its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25%.

          Inflation trended upward during the six months. The Consumer Price Index ended the period 2.7% higher than it had been twelve months earlier. Oil began the six-month period at $80 a barrel but reached $107 a barrel at the end of March, as political change in the oil-producing North African and Middle East regions raised concerns about future supply.

PERFORMANCE AS OF MARCH 31, 2011

	Total return		Average annual total return

Inflation-Linked Bond Fund	6 months	1 year	5 years		since fund inception

Institutional Class (inception: 10/1/2002)	1.05%	7.73%	5.86%		5.52%
Retirement Class (inception: 3/31/2006)	0.83	7.40	5.64		5.39	*
Retail Class (inception: 10/1/2002)	0.98	7.58	5.73		5.38
Premier Class (inception: 9/30/2009)	0.89	7.60	5.80	*	5.48	*

Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L)	1.42	7.91	6.25		5.82

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Retirement and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

14	2011 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

TIPS outpace the broad bond market

With a recovering global economy and continued low interest rates in the United States, TIPS declined 0.65% for the fourth quarter of 2010, in part because investors sought potentially greater returns from stocks and high-yield corporate bonds. TIPS gained 2.08% in the first quarter of 2011, as increased economic and market volatility led investors back into high-quality instruments like U.S. Treasuries, including TIPS.

          For the six months, TIPS outpaced the –0.88% return of the investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index. For the five years ended March 31, 2011, the TIPS index produced an average annual gain of 6.25%, topping the 6.03% average return of the Barclays Capital aggregate index.

The fund trails its benchmark

The fund lagged the TIPS index partly because the fund’s return includes a deduction for expenses, while the benchmark’s does not. Because the fund holds substantially the same portfolio as the benchmark, the discussion of the benchmark’s performance above is applicable to the performance of the fund.

          Throughout the period, the fund’s managers kept the fund’s duration—a measure of its sensitivity to interest rate changes—close to that of its benchmark. This strategy is designed to help the fund more closely track the characteristics of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

EXPENSE EXAMPLE

Six months ended March 31, 2011

Inflation-Linked Bond Fund	Beginning account value (10/1/10)	Ending account value (3/31/11)	Expenses paid during period* (10/1/10– 3/31/11)

Actual return
Institutional Class	$1,000.00	$1,010.50	$1.45
Retirement Class	1,000.00	1,008.25	2.70
Retail Class	1,000.00	1,009.75	2.35
Premier Class	1,000.00	1,008.85	2.20

5% annual hypothetical return
Institutional Class	1,000.00	1,023.49	1.46
Retirement Class	1,000.00	1,022.24	2.72
Retail Class	1,000.00	1,022.59	2.37
Premier Class	1,000.00	1,022.74	2.22

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2011. The fund’s annualized six-month expense ratio for that period was 0.29% for the Institutional Class, 0.54% for the Retirement Class, 0.47% for the Retail Class and 0.44% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 3.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Annual Report	15

BOND INDEX FUND

PORTFOLIO COMPOSITION

% of net assets as of 3/31/2011

Mortgage-backed securities & commercial mortgage-backed securities	35.3
U.S. Treasury securities	32.8
Corporate bonds	17.1
Foreign government, agency & corporate bonds denominated in U.S. dollars	7.3
U.S. agency securities	5.7
Municipal bonds	0.9
Asset-backed securities	0.2
Other assets & liabilities, net	0.7

Total	100.0

HOLDINGS BY MATURITY

% of fixed-income investments as of 3/31/2011

Less than 1 year	0.8
1–3 years	17.7
3–5 years	21.5
5–10 years	14.4
Over 10 years	45.6

Total	100.0

HOLDINGS BY CREDIT QUALITY*

% of fixed-income investments as of 3/31/2011

Aaa/AAA	77.5
Aa/AA	4.5
A/A	9.2
Baa/BBB	8.5
Ba/BB	0.3

Total	100.0

*

These figures are based on credit quality ratings from Moody’s, Standard & Poor’s and Fitch. Where Moody’s ratings are not available, we have used Standard & Poor’s or Fitch’s ratings. These ratings are subject to change without notice.

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2011

The Bond Index Fund returned –1.11% for the Institutional Class, compared with the –0.88% return of its benchmark, the Barclays Capital U.S. Aggregate Bond Index. For the year ended March 31, 2011, the fund returned 4.99%, versus 5.12% for the index. The table below shows returns for all share classes of the fund.

The recovery sends mixed signals

During the period, the U.S. economy continued to improve, but fitfully. Gross domestic product, which measures the output of domestic goods and services, grew at an estimated annual rate of 3.1% in the fourth quarter of 2010 but slowed to 1.8% in the first quarter of 2011. In the fourth quarter, corporate profits were up 18% from the same period one year earlier. By the end of March, unemployment had dipped slightly, to 8.8%.

          The sluggish pace of job growth, plus ongoing weakness in the housing market and high levels of personal debt, remained obstacles to a more robust recovery. In an effort to stimulate the economy, the Federal Reserve began buying U.S. Treasury securities, with the intention of lowering long-term interest rates. The Fed also encouraged lending by maintaining its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25%.

          The Barclays Capital U.S. Aggregate Bond Index, which measures the broad domestic investment-grade, fixed-rate bond market, ended the period down 0.88%. The index fell 1.30% in the fourth quarter of 2010, when the economic picture brightened and many investors sought higher returns in stocks. The index gained 0.42% in the first quarter of 2011, as some investors, buoyed by better-than-expected corporate earnings, turned to corporate bonds as well as to stocks.

PERFORMANCE AS OF MARCH 31, 2011

	Total return		Average annual total return

Bond Index Fund	6 months	1 year	since fund inception

Institutional Class (inception: 9/14/2009)	–1.11%	4.99%	4.60%
Retirement Class (inception: 9/14/2009)	–1.14	4.83	4.40
Retail Class (inception: 9/14/2009)	–1.19	4.72	4.31
Premier Class (inception: 9/30/2009)	–1.09	4.83	4.45	*

Barclays Capital U.S. Aggregate Bond Index	–0.88	5.12	5.03

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for this period would have been lower.

16	2011 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

Losses in Treasuries drive the index lower

U.S. Treasury securities, which made up nearly one-third of the benchmark at period-end, returned –2.8% for the six months. Other declining sectors included corporate bonds (down 0.8%), U.S. agency securities (down 0.8%) and asset-backed securities (down 0.9%). The small commercial mortgage-backed sector performed best; it gained 3.0%. (Sector returns come from the components of the Barclays Capital aggregate index.)

          During the six months, the yield on 2-year Treasury notes rose from 0.42% at the beginning of the period to 0.80% on March 31, 2011. The 10-year yield increased from 2.53% to 3.47%.

The fund trails its benchmark

Within a challenging investment environment for fixed-income securities, the Bond Index Fund underperformed the Barclays Capital aggregate index partly because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund’s portfolio more than doubled in size during the six months, requiring a large number of trades. This also reduced relative performance.

          Throughout the period, the fund’s managers kept the fund’s duration—a measure of its sensitivity to interest rate changes—close to that of the benchmark. This helped the fund more closely track the characteristics of its index. The fund also had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception September 14, 2009)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

EXPENSE EXAMPLE

Six months ended March 31, 2011

Bond Index Fund	Beginning account value (10/1/10)	Ending account value (3/31/11)	Expenses paid during period* (10/1/10– 3/31/11)

Actual return
Institutional Class	$1,000.00	$988.87	$0.64
Retirement Class	1,000.00	988.59	1.88
Retail Class	1,000.00	988.12	2.38
Premier Class	1,000.00	989.07	1.39

5% annual hypothetical return
Institutional Class	1,000.00	1,024.28	0.66
Retirement Class	1,000.00	1,023.04	1.92
Retail Class	1,000.00	1,022.54	2.42
Premier Class	1,000.00	1,023.54	1.41

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2011. The fund’s annualized six-month expense ratio for that period was 0.13% for the Institutional Class, 0.38% for the Retirement Class, 0.48% for the Retail Class and 0.28% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 3.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Annual Report	17

MONEY MARKET FUND

PORTFOLIO COMPOSITION

% of net assets as of 3/31/2011

Commercial paper	44.4
U.S. Treasury securities	17.1
U.S. government & agency securities	16.3
Variable rate securities, government	11.0
Certificates of deposit	9.8
Bankers’ acceptances	1.0
Foreign government securities	0.4

Total	100.0

NET ANNUALIZED YIELD

(for the 7 days ended 3/29/2011)*

	Current yield	Effective yield

Money Market Fund
Institutional Class	0.07%	0.07%
Retirement Class†	0.00	0.00
Retail Class†	0.00	0.00
Premier Class†	0.00	0.00
iMoneyNet Money Fund Report Averages—All Taxable	0.03	0.03

The current yield more closely reflects current earnings than does the total return.

*        iMoneyNet reports its 7-day yields as of Tuesday of each week.

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2011

The Money Market Fund returned 0.04% for the Institutional Class, compared with the 0.02% return of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The iMoneyNet average is not an index, and its returns reflect the deduction of expenses charged by the funds included in the average. For the year ended March 31, 2011, the fund returned 0.11%, versus 0.04% for iMoneyNet. The table below shows returns for all share classes of the fund.

The recovery sends mixed signals

During the period, the U.S. economy continued to improve, but fitfully. Gross domestic product, which measures the output of domestic goods and services, grew at an estimated annual rate of 3.1% in the fourth quarter of 2010 but slowed to 1.8% in the first quarter of 2011. In the fourth quarter, corporate profits were up 18% from the same period one year earlier. By the end of March, unemployment had dipped slightly, to 8.8%.

          The sluggish pace of job growth, plus ongoing weakness in the housing market and high levels of personal debt, remained obstacles to a more robust recovery. In an effort to stimulate the economy, the Federal Reserve initiated a program, ending in June 2011, to purchase $600 billion in U.S. Treasury

PERFORMANCE AS OF MARCH 31, 2011

	Total return		Average annual total return

Money Market Fund	6 months	1 year	5 years		10 years

Institutional Class (inception: 7/1/1999)	0.04%	0.11%	2.51%		2.36%
Retirement Class (inception: 3/31/2006)†	0.00	0.00	2.30		2.26	*
Retail Class (inception: 3/31/2006)†	0.00	0.00	2.40		2.31	*
Premier Class (inception: 9/30/2009)†	0.00	0.00	2.47	*	2.34	*

iMoneyNet Money Fund Report Averages—All Taxable‡	0.02	0.04	2.08		1.90

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund will attempt to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the fund. For a detailed discussion of risk, please see the prospectus.

*

The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

‡	The iMoneyNet Money Fund Report Averages—All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest in it directly.

†

Beginning August 18, 2009, part or all of the 12b-1 distribution expenses of the Retail Class of the Money Market Fund are not being reimbursed to the fund’s distributor. The fund’s adviser is also reimbursing certain other fund expenses. Also, part or all of the service fees of the Retirement Class of the Money Market Fund are being voluntarily waived. Beginning October 1, 2009, part or all of the 12b-1 distribution expenses of the Premier Class of the Money Market Fund are being voluntarily waived. Without these changes, the total returns and 7-day current and effective net annualized yields for these share classes would have been lower. This suspension of reimbursement and the addition of waivers are voluntary and may be discontinued at any time without notice.

18	2011 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

securities, with the intention of lowering long-term interest rates. The Fed also continued to encourage lending by maintaining its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25%.

Worldwide turmoil boosts short-term Treasuries

During the six months, ongoing sovereign debt problems in Europe, coupled with political change in the Middle East and North Africa, and a horrific natural disaster and nuclear crisis in Japan, precipitated a general “flight to quality” within the credit market. Seeking safety, investors turned to high-quality securities with shorter maturities, such as U.S. Treasuries. As a result, short-term Treasuries rallied, and Treasury yields declined sharply. The yield on one-month Treasuries fell from 0.15% at the beginning of the period to 0.05% at period-end.

LIBOR yields remain steady

Despite the challenging global situation, LIBOR yields moved within a very narrow range during the period. (LIBOR, an indication of the interest rates that banks expect to pay to other banks for loans on the London market, is the most widely used benchmark for short-term rates.) Actions by the Fed and the European Central Bank helped to allay concerns about the U.S. economy and the European debt crisis. The twelve-month LIBOR began and ended the period at about 0.78%; the one-month LIBOR declined slightly, from 0.26% on September 30, 2010, to 0.24% on March 31, 2011.

The fund seeks safety and yield

In pursuit of relative value and to comply with recent SEC regulations for all money market funds, the fund increased its investments in U.S. Treasury securities. The fund also continued to make selective purchases of the securities of top-tier global corporations and banking institutions. On March 29, 2011, the fund’s weighted average maturity was 50 days, compared with 45 days for the average iMoneyNet fund.

EXPENSE EXAMPLE

Six months ended March 31, 2011

Money Market Fund	Beginning account value (10/1/10)	Ending account value (3/31/11)	Expenses paid during period* (10/1/10– 3/31/11)

Actual return
Institutional Class	$1,000.00	$1,000.44	$0.75
Retirement Class	1,000.00	1,000.00	1.15
Retail Class	1,000.00	1,000.00	1.15
Premier Class	1,000.00	1,000.00	1.15

5% annual hypothetical return
Institutional Class	1,000.00	1,024.18	0.76
Retirement Class	1,000.00	1,023.78	1.16
Retail Class	1,000.00	1,023.78	1.16
Premier Class	1,000.00	1,023.78	1.16

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2011. The fund’s annualized six-month expense ratio for that period was 0.15% for the Institutional Class, 0.23% for the Retirement Class, 0.23% for the Retail Class and 0.23% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 3.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Annual Report	19

SUMMARY PORTFOLIO OF INVESTMENTS

BOND FUND ▪ MARCH 31, 2011

Principal	Issuer	Value	% of net assets

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS		$1,167,698	0.1%

BANKS
	Citigroup, Inc
$17,273,357	2.130%–8.130%, 02/21/12–07/15/39	18,085,025	1.0
	Other	125,409,341	6.0

		143,494,366	7.0

CAPITAL GOODS		13,012,884	0.6

COMMERCIAL & PROFESSIONAL SERVICES		12,462,876	0.6

CONSUMER DURABLES & APPAREL		3,884,260	0.2

CONSUMER SERVICES		4,175,011	0.2

DIVERSIFIED FINANCIALS
	Citigroup Funding, Inc
21,075,000	1.880%–2.250%, 03/30/12–12/10/12	21,480,642	1.1
	General Electric Capital Corp
26,653,357	1.880%–6.880%, 03/12/12–01/10/39	27,341,139	1.3
	GMAC, Inc
11,190,000	1.750%, 10/30/12	11,377,287	0.7
31,064,000	2.200%, 12/19/12	31,823,080	1.7
	Other	86,296,136	4.2

		178,318,284	9.0

ENERGY
	BP Capital Markets plc
12,645,000	3.200%, 03/11/16	12,589,184	0.7
	Other	64,432,034	3.2

		77,021,218	3.9

FOOD & STAPLES RETAILING		5,228,545	0.3

FOOD, BEVERAGE & TOBACCO		21,631,746	1.1

HEALTH CARE EQUIPMENT & SERVICES		7,132,218	0.3

HOUSEHOLD & PERSONAL PRODUCTS		811,767	0.0

INSURANCE		28,687,704	1.4

MATERIALS		29,292,163	1.4

MEDIA		13,811,621	0.7

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		19,160,864	0.9

REAL ESTATE		16,590,531	0.8

RETAILING		5,188,627	0.2

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		3,135,820	0.2

SOFTWARE & SERVICES		9,108,526	0.4

TECHNOLOGY HARDWARE & EQUIPMENT		9,453,636	0.4

TELECOMMUNICATION SERVICES		40,250,677	2.0

TRANSPORTATION		14,998,052	0.7

UTILITIES		50,299,464	2.5

	TOTAL CORPORATE BONDS (Cost $692,526,354)	708,318,558	34.9

Principal		Issuer	Value	% of net assets

GOVERNMENT BONDS

AGENCY SECURITIES
		Federal Home Loan Mortgage Corp (FHLMC)
$14,000,000		0.750%, 03/28/13	$13,975,963	0.7%
		Federal National Mortgage Association (FNMA)
30,560,000		1.130%–5.000%, 04/28/11–09/16/14	31,428,386	1.5
		Private Export Funding Corp
8,560,000		5.450%, 09/15/17	9,800,310	0.5
9,940,000		4.300%, 12/15/21	10,176,255	0.5
16,065,000		2.250%–4.900%, 12/15/11–03/15/19	16,703,964	0.8
		Other	44,602,051	2.2

			126,686,929	6.2

FOREIGN GOVERNMENT BONDS
		Province of Ontario Canada
23,090,000		2.630%–4.400%, 01/20/12–04/14/20	23,856,806	1.2
		Other	64,014,812	3.2

			87,871,618	4.4

MORTGAGE BACKED
		Federal Home Loan Mortgage Corp Gold (FGLMC)
78,810,024		4.000%–8.000%, 01/01/16–04/15/41	82,870,930	4.1
		Federal National Mortgage Association (FNMA)
8,000,000		4.000%, 4/25/26	8,220,000	0.4
52,000,000	h	6.000%, 04/25/38	56,550,000	2.8
10,000,000	h	6.500%, 04/25/38	11,207,810	0.6
36,000,000	h	4.000%, 04/25/40	35,403,768	1.7
49,000,000	h	5.000%, 04/25/40	51,258,606	2.5
71,000,000	h	5.500%, 05/25/40	75,703,750	3.7
12,460,339		4.500%, 09/01/40	12,698,207	0.6
8,458,844		4.500%, 09/01/40	8,620,324	0.4
71,124,349	i	2.380%–8.000%, 06/01/13–04/25/41	74,883,947	3.7
		Government National Mortgage Association (GNMA)
52,000,000	h	5.000%, 04/15/38	55,144,388	2.7
9,000,000	h	5.500%, 04/15/38	9,745,308	0.5
27,000,000	h	4.500%, 04/15/40	27,847,962	1.4
33,000,000	h	4.000%, 04/15/41	33,000,000	1.6
9,000,000	h	4.500%, 04/20/41	9,267,183	0.5
13,000,000	h	5.000%, 04/20/41	13,790,153	0.7
24,407,888	h	4.000%–8.500%, 01/15/28–01/15/44	26,287,919	1.3
		Other	12,648,355	0.6

			605,148,610	29.8

MUNICIPAL BONDS			10,867,061	0.5

U.S. TREASURY SECURITIES
		United States Treasury Bond
26,866,000		8.000%, 11/15/21	37,520,034	1.9
17,920,000		5.250%, 02/15/29	20,182,400	1.0
22,004,000		5.380%, 02/15/31	25,163,641	1.2
19,244,000		3.880%, 08/15/40	17,220,378	0.8
		United States Treasury Inflation Indexed Bonds
8,875,120	k	2.000%, 01/15/16	9,798,683	0.5

20	2011 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

BOND FUND ▪ MARCH 31, 2011

Principal		Issuer	Value	% of net assets

U.S. TREASURY SECURITIES—continued
		United States Treasury Note
$13,062,000		2.000%, 11/30/13	$13,365,078	0.7%
17,870,000		1.250%, 03/15/14	17,864,460	0.9
8,747,000		1.880%, 04/30/14	8,898,026	0.4
19,870,000		2.250%, 05/31/14	20,427,294	1.0
12,755,000		2.630%, 06/30/14	13,255,238	0.7
10,511,000		2.380%, 08/31/14	10,819,761	0.5
12,623,000		2.130%, 02/29/16	12,583,553	0.6
28,587,000		0.500%–4.250%, 04/30/12–11/15/40	28,913,525	1.4
		Other	20,667,904	1.0

			256,679,975	12.6

		TOTAL GOVERNMENT BONDS (Cost $1,068,323,485)	1,087,254,193	53.5

STRUCTURED ASSETS

ASSET BACKED			29,050,068	1.4

OTHER MORTGAGE BACKED
		JP Morgan Chase Commercial Mortgage
		Securities Corp
20,375,702	g,i	0.440%–5.820%,02/15/20–06/20/49	21,289,902	1.0
		Greenwich Capital Commercial Funding Corp
18,185,000	i	5.220%–5.890%,04/10/37–12/10/49	19,151,809	0.9
		Wachovia Bank Commercial Mortgage Trust
		Series 2007–C30 (Class A5)
15,000,000		5.340%, 12/15/43	15,532,741	0.8
		Other	91,492,703	4.5

			147,467,155	7.2

		TOTAL STRUCTURED ASSETS
		(Cost $171,647,504)	176,517,223	8.6

		TOTAL BONDS
		(Cost $1,932,497,343)	1,972,089,974	97.0

Shares	Company

PREFERRED STOCKS

BANKS		529,236	0.0

	TOTAL PREFERRED STOCKS
	(Cost $7,782,875)	529,236	0.0

Principal	Issuer

SHORT–TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
	Federal Home Loan Mortgage Corp (FHLMC)
$49,430,000	0.084%, 05/25/11	49,419,620	2.4
32,030,000	0.100%, 06/06/11	32,024,715	1.6
37,435,000	0.112%, 06/20/11	37,427,513	1.8
40,400,000	0.117%, 07/25/11	40,385,820	2.1
	Federal National Mortgage Association (FNMA)
15,485,000	0.012%, 04/06/11	15,484,634	0.8
8,595,000	0.107%, 06/08/11	8,593,539	0.4

Principal	Issuer	Value	% of net assets

GOVERNMENT AGENCY DEBT—continued
	Federal Home Loan Bank (FHLB)
$27,330,000	0.065%, 05/11/11	$27,325,597	1.3%
19,090,000	0.072%, 05/18/11	19,086,511	0.9
31,290,000	0.073%, 05/20/11	31,284,463	1.5
21,700,000	0.074%, 05/23/11	21,695,769	1.1
9,920,000	0.116%, 06/01/11	9,918,482	0.5
20,000,000	0.116%, 06/17/11	19,996,160	1.0

		312,642,823	15.4

TREASURY DEBT
	United States Treasury Bill
62,385,000	0.036%–0.060%, 05/12/11	62,374,279	3.1
37,355,000	0.085%–0.100%, 06/16/11	37,349,096	1.8
20,000,000	0.079%, 06/23/11	19,995,980	1.0
20,070,000	0.099%, 07/07/11	20,064,481	1.0
17,260,000	0.127%, 08/25/11	17,250,214	0.8
	Other	6,490,602	0.3

		163,524,652	8.0

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $476,139,080)	476,167,475	23.4

	TOTAL PORTFOLIO
	(Cost $2,416,419,298)	2,448,786,685	120.4
	OTHER ASSETS & LIABILITIES, NET	(414,345,329)	(20.4)

	NET ASSETS	$2,034,441,356	100.0%

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2011, the value of these securities amounted to $163,588,187 or 8.0% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Annual Report	21

SUMMARY PORTFOLIO OF INVESTMENTS

BOND PLUS FUND ▪ MARCH 31, 2011

Principal	Issuer	Value	% of net assets

BANK LOAN OBLIGATIONS

CAPITAL GOODS	$1,003,734	0.1%

COMMERCIAL & PROFESSIONAL SERVICES	857,554	0.1

CONSUMER SERVICES	1,493,961	0.2

DIVERSIFIED FINANCIALS	2,008,340	0.2

FOOD & STAPLES RETAILING	2,003,340	0.2

HEALTH CARE EQUIPMENT & SERVICES	3,000,000	0.4

SOFTWARE & SERVICES	989,188	0.1

TOTAL BANK LOAN OBLIGATIONS
(Cost $11,326,030)	11,356,117	1.3

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS	3,366,673	0.4

BANKS
JPMorgan Chase & Co
$5,000,000	3.450%, 03/01/16	4,982,144	0.6
Other	36,490,294	4.3

41,472,438	4.9

CAPITAL GOODS	8,516,482	1.0

COMMERCIAL & PROFESSIONAL SERVICES	6,593,358	0.6

CONSUMER DURABLES & APPAREL	7,425,319	0.9

CONSUMER SERVICES	7,728,604	1.0

DIVERSIFIED FINANCIALS

General Electric Capital Corp
2,700,000	5.500%, 06/04/14	2,952,711	0.4
Other	42,389,461	5.0

45,342,172	5.4

ENERGY
BP Capital Markets plc
5,060,000	3.200%, 03/11/16	5,037,664	0.7
Other	35,200,859	4.1

40,238,523	4.8

FOOD & STAPLES RETAILING	2,956,520	0.3

FOOD, BEVERAGE & TOBACCO	6,978,220	0.9

HEALTH CARE EQUIPMENT & SERVICES	8,413,065	1.0

HOUSEHOLD & PERSONAL PRODUCTS	770,941	0.1

INSURANCE	10,482,996	1.2

MATERIALS	32,461,567	3.8

MEDIA	17,674,637	2.1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	11,544,358	1.4

REAL ESTATE	10,231,203	1.2

RETAILING	12,650,624	1.5

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	340,610	0.0

Principal		Issuer	Value	% of net assets

SOFTWARE & SERVICES			$4,412,858	0.5%

TECHNOLOGY HARDWARE & EQUIPMENT			9,170,695	1.1

TELECOMMUNICATION SERVICES			20,239,917	2.4

TRANSPORTATION			11,776,773	1.4

UTILITIES
		Questar Market Resources, Inc
$2,250,000		6.880%, 03/01/21	2,362,499	0.4
		Other	25,533,189	2.9

			27,895,688	3.3

		TOTAL CORPORATE BONDS (Cost $339,234,572)	348,684,241	41.2

GOVERNMENT BONDS

AGENCY SECURITIES			3,652,616	0.4

FOREIGN GOVERNMENT BONDS			39,736,410	4.7

MORTGAGE BACKED
		Federal Home Loan Mortgage Corp (FHLMC)
7,091,804	i	2.510%–5.900%, 02/01/36–08/01/39	7,521,223	1.0
		Federal Home Loan Mortgage Corp Gold (FGLMC)
3,000,000	h	5.000%, 04/15/40	3,130,782	0.4
3,040,194		4.000%, 12/01/40	2,991,350	0.4
3,433,778		4.000%, 12/01/40	3,381,830	0.4
6,736,221		4.000%, 01/01/41	6,623,786	0.8
3,000,000	h	4.500%, 04/15/41	3,047,814	0.4
21,914,674		4.000%–8.000%, 12/01/16–12/01/40	23,383,438	2.7
		Federal National Mortgage Association (FNMA)
2,702,858		4.640%, 11/01/14	2,874,683	0.3
2,478,659		5.000%, 08/01/34	2,613,710	0.3
3,113,806		5.500%, 05/01/35	3,362,738	0.4
4,534,387		6.000%, 11/01/37	4,940,274	0.6
5,000,000	h	6.000%, 04/25/38	5,437,500	0.6
3,000,000	h	5.000%, 04/25/40	3,138,282	0.4
5,000,000	h	5.500%, 05/25/40	5,331,250	0.6
2,636,800		4.500%, 09/01/40	2,687,137	0.3
4,929,188		4.500%, 10/01/40	5,027,908	0.6
54,154,375	i	3.500%–9.000%, 06/01/13–04/25/41	56,990,930	6.7
		Government National Mortgage Association (GNMA)
7,000,000	h	5.000%, 04/15/38	7,423,283	0.9
5,000,000	h	4.500%, 04/15/40	5,157,030	0.6
8,964,853		4.500%, 01/20/41	9,249,673	1.1
3,000,000	h	4.000%, 04/15/41	3,000,000	0.4
3,000,000	h	5.000%, 04/20/41	3,182,343	0.4
10,131,359		4.000%–8.500%, 11/15/23–09/15/43	10,858,741	1.2

			181,355,705	21.5

MUNICIPAL BONDS			2,651,065	0.3

U.S. TREASURY SECURITIES
		United States Treasury Bond
14,002,000		8.000%, 11/15/21	19,554,660	2.3
3,902,500		5.250%, 02/15/29	4,395,191	0.5
12,000,000		5.380%, 02/15/31	13,723,128	1.6
		United States Treasury Inflation Indexed Bonds
2,604,350	k	0.630%, 04/15/13	2,725,614	0.3
4,437,560	k	2.000%, 01/15/16	4,899,341	0.6

22	2011 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

BOND PLUS FUND ▪ MARCH 31, 2011

Principal		Issuer	Value	% of net assets

U.S. TREASURY SECURITIES—continued
		United States Treasury Note
$9,650,000		0.750%, 09/15/13	$9,588,935	1.1%
3,465,000		2.380%, 08/31/14	3,566,784	0.4
2,887,000		2.500%, 04/30/15	2,965,717	0.4
19,502,000		1.250%, 09/30/15	18,860,560	2.2
22,820,000		2.130%, 02/29/16	22,748,688	2.7
3,111,000		4.250%, 11/15/40	2,975,379	0.4
		Other	12,521,734	1.5

			118,525,731	14.0

		TOTAL GOVERNMENT BONDS
		(Cost $340,327,574)	$345,921,527	40.9%

STRUCTURED ASSETS

ASSET BACKED
		Residential Funding Mortgage Securities II, Inc
		Series 2006–HI2 (Class A3)
6,938,149		5.790%, 02/25/36	6,537,874	0.8
		Series 2006–HI4 (Class A3)
3,384,246		5.440%, 09/25/36	3,068,597	0.4
		Residential Asset Mortgage Products, Inc
		Series 2004–RS11 (Class M1)
3,992,819		0.870%, 11/25/34	3,387,823	0.4
		Other	17,621,695	2.0

			30,615,989	3.6

OTHER MORTGAGE BACKED
		Federal National Mortgage Association (FNMA)
		Series 2010–155 (Class PC)
3,000,000		4.000%, 02/25/40	2,886,169	0.3
		Credit Suisse Mortgage Capital Certificates
		Series 2009–RR1 (Class A3C)
2,400,000	g	5.380%, 02/15/40	2,352,189	0.3
		Series 2010–RR4 (Class 1B)
8,730,000		5.380%, 02/15/40	8,641,251	1.0
		JP Morgan Chase Commercial Mortgage Securities Corp
		Series 2010–C2 (Class B)
3,960,000		5.070%, 11/15/43	3,950,464	0.5
		Series 2010–RR1 (Class JPB)
8,715,000		5.820%, 06/20/49	9,016,158	1.1
		Other	39,496,394	4.7

			66,342,625	7.9

		TOTAL STRUCTURED ASSETS
		(Cost $101,639,044)	96,958,614	11.5

		TOTAL BONDS
		(Cost $781,201,190)	791,564,382	93.6

Shares		Company	Value	% of net assets

PREFERRED STOCKS

BANKS			$253,385	0.0%

DIVERSIFIED FINANCIALS			2,028,926	0.3

		TOTAL PREFERRED STOCKS
		(Cost $5,726,250)	2,282,311	0.3

TIAA-CREF MUTUAL FUND

540,865	a	TIAA-CREF High-Yield Fund (Institutional Class)	5,403,239	0.6

		TOTAL TIAA-CREF MUTUAL FUND
		(Cost $5,349,995)	5,403,239	0.6

Principal		Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
		Federal National Mortgage Association (FNMA)
$10,000,000		0.012%, 04/06/11	9,999,764	1.2
16,620,000		0.093%, 05/23/11	16,617,600	2.0
		Federal Home Loan Bank (FHLB)
6,260,000		0.073%, 05/20/11	6,258,892	0.7

			32,876,256	3.9

TREASURY DEBT
		United States Treasury Bill
18,375,000		0.146%–0.160%, 05/12/11	18,371,865	2.2
13,515,000		0.087%, 06/16/11	13,512,865	1.6
9,180,000		0.127%, 08/25/11	9,174,795	1.1
		United States Treasury Note
9,650,000		1.000%, 10/31/11	9,694,477	1.1

			50,754,002	6.0

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $83,629,780)	83,630,258	9.9

		TOTAL PORTFOLIO
		(Cost $887,233,245)	894,236,307	105.7
		OTHER ASSETS & LIABILITIES, NET	(48,549,049)	(5.7)

		NET ASSETS	$845,687,258	100.0%

a	Affiliated holding.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2011, the value of these securities amounted to $153,283,330 or 18.1% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Annual Report	23

SUMMARY PORTFOLIO OF INVESTMENTS

SHORT-TERM BOND FUND ▪ MARCH 31, 2011

Principal		Issuer	Value	% of net assets

BANK LOAN OBLIGATIONS

CAPITAL GOODS			$501,867	0.1%

DIVERSIFIED FINANCIALS
		TransUnion LLC
$2,000,000	i	4.750%, 02/10/18	2,008,340	0.4

			2,008,340	0.4

FOOD & STAPLES RETAILING			2,003,340	0.3

HEALTH CARE EQUIPMENT & SERVICES			3,493,970	0.6

		TOTAL BANK LOAN OBLIGATIONS
		(Cost $7,958,395)	8,007,517	1.4

BONDS

CORPORATE BONDS

BANKS
		Bank of America Corp
3,000,000		2.380%, 06/22/12	3,069,194	0.5
		Citigroup, Inc
2,000,000		2.130%, 04/30/12	2,037,833	0.4
2,500,000		5.000%, 09/15/14	2,610,507	0.5
2,000,000		5.500%, 10/15/14	2,157,199	0.4
		JPMorgan Chase & Co
3,100,000		3.400%, 06/24/15	3,119,027	0.5
5,000,000		3.450%, 03/01/16	4,982,144	0.8
		Sovereign Bancorp, Inc
3,000,000		2.500%, 06/15/12	3,064,895	0.5
		Wells Fargo & Co
2,000,000		3.680%, 06/15/16	2,011,820	0.4
		Other	30,698,226	5.5

			53,750,845	9.5

CAPITAL GOODS
		Caterpillar Financial Services Corp
2,500,000		1.550%, 12/20/13	2,505,685	0.4
		Other	2,264,546	0.4

			4,770,231	0.8

COMMERCIAL & PROFESSIONAL SERVICES			3,183,467	0.6

CONSUMER DURABLES & APPAREL			2,551,748	0.4

CONSUMER SERVICES			398,135	0.1

DIVERSIFIED FINANCIALS
		Citigroup Funding, Inc
2,000,000		1.880%, 10/22/12	2,037,834	0.4
3,000,000		2.250%, 12/10/12	3,075,674	0.5
		General Electric Capital Corp
2,000,000		2.630%, 12/28/12	2,064,230	0.4
		GMAC, Inc
2,800,000		1.750%, 10/30/12	2,846,863	0.5
3,600,000		2.200%, 12/19/12	3,687,969	0.7
		Other	36,048,487	6.4

			49,761,057	8.9

Principal	Issuer	Value	% of net assets

ENERGY
	BP Capital Markets plc
$2,530,000	3.200%, 03/11/16	$2,518,832	0.4%

	Chesapeake Energy Corp
2,500,000	7.630%, 07/15/13	2,799,999	0.5
	Other	10,684,207	1.9

		16,003,038	2.8

FOOD & STAPLES RETAILING
	SUPERVALU, Inc
2,000,000	7.500%, 05/15/12	2,070,000	0.3
	Other	2,160,458	0.4

		4,230,458	0.7

FOOD, BEVERAGE & TOBACCO		7,950,215	1.5

HEALTH CARE EQUIPMENT & SERVICES		5,214,782	0.9

INSURANCE		6,918,463	1.2

MATERIALS
	Airgas, Inc
2,000,000	2.850%, 10/01/13	2,028,737	0.3
	ArcelorMittal
	Series 0–A (Class )
2,000,000	5.380%, 06/01/13	2,127,026	0.4
	Other	10,626,204	1.9

		14,781,967	2.6

MEDIA
	Echostar DBS Corp
2,300,000	6.380%, 10/01/11	2,346,000	0.5
	Other	5,483,117	0.9

		7,829,117	1.4

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		5,056,346	0.9

REAL ESTATE		1,076,380	0.2

RETAILING		2,709,127	0.5

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		2,491,610	0.4

SOFTWARE & SERVICES
	International Business Machines Corp
5,000,000	1.000%, 08/05/13	4,970,225	0.9
	Microsoft Corp
5,000,000	0.880%, 09/27/13	4,964,360	0.9
	Other	2,288,557	0.4

		12,223,142	2.2

TECHNOLOGY HARDWARE & EQUIPMENT		3,361,744	0.6

TELECOMMUNICATION SERVICES		10,304,609	1.8

TRANSPORTATION		6,094,461	1.1

UTILITIES
	Ipalco Enterprises, Inc
2,000,000	8.630%, 11/14/11	2,069,999	0.3
	Other	12,881,942	2.3

		14,951,941	2.6

	TOTAL CORPORATE BONDS
	(Cost $233,085,679)	235,612,883	41.7

24	2011 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

SHORT-TERM BOND FUND ▪ MARCH 31, 2011

Principal	Issuer	Value	% of net assets

GOVERNMENT BONDS

AGENCY SECURITIES
	Federal Home Loan Bank (FHLB)
$3,000,000	1.880%, 06/21/13	$3,057,291	0.5%
	Federal Home Loan Mortgage Corp (FHLMC)
5,000,000	0.750%, 03/28/13	4,991,415	0.9
	Federal National Mortgage Association (FNMA)
2,500,000	1.380%, 04/28/11	2,502,428	0.4
3,000,000	0.880%, 01/12/12	3,012,063	0.5
2,000,000	3.630%, 02/12/13	2,101,486	0.4
6,500,000	1.250%, 08/20/13	6,522,594	1.2
2,000,000	3.000%, 09/16/14	2,092,974	0.4
5,000,000	2.630%, 11/20/14	5,157,140	0.9
	Private Export Funding Corp
7,000,000	4.900%, 12/15/11	7,226,491	1.2
2,000,000	3.550%, 04/15/13	2,103,584	0.4
	Other	8,274,342	1.5

		47,041,808	8.3

FOREIGN GOVERNMENT BONDS
	Province of British Columbia Canada
3,000,000	2.850%, 06/15/15	3,081,191	0.5
	Other	16,032,365	2.9

		19,113,556	3.4

MORTGAGE BACKED		4,911,516	0.9

U.S. TREASURY SECURITIES
	United States Treasury Note
19,925,000	0.630%, 01/31/13	19,889,195	3.5
42,720,000	1.130%, 06/15/13	42,930,182	7.6
13,760,000	0.750%, 09/15/13	13,672,927	2.4
7,395,000	3.130%, 09/30/13	7,778,616	1.4
3,125,000	0.500%, 10/15/13	3,082,275	0.5
14,949,000	2.000%, 11/30/13	15,295,862	2.7
43,500,000	1.250%, 03/15/14	43,486,514	7.7
2,318,000	1.880%, 04/30/14	2,358,023	0.4
7,990,000	2.380%, 08/31/14	8,224,706	1.5
6,779,000	1.250%, 09/30/15	6,556,032	1.2
3,777,000	2.130%, 02/29/16	3,765,197	0.7
6,533,900	0.630%–2.750%, 12/31/11–04/30/15	6,696,363	1.1
	Other	1,635,368	0.3

		175,371,260	31.0

	TOTAL GOVERNMENT BONDS
	(Cost $244,029,337)	246,438,140	43.6

Principal	Issuer	Value	% of net assets

STRUCTURED ASSETS

ASSET BACKED
	Residential Funding Mortgage Securities II, Inc
	Series 2006–HI2 (Class A3)
$3,964,656	5.790%, 02/25/36	$3,735,926	0.6%
	World Financial Network Credit Card Master Trust
	Series 2009–D (Class A)
2,000,000	4.660%, 05/15/17	2,126,366	0.4
	Ford Credit Floorplan Master Owner Trust
	Series 2011–1 (Class B)
2,000,000	2.410%, 02/15/16	2,006,541	0.4
	Ally Auto Receivables Trust
	Series 2011–1 (Class A4)
2,000,000	2.230%, 03/15/16	2,006,519	0.4
	Other	22,889,019	4.0

		32,764,371	5.8

OTHER MORTGAGE BACKED		5,143,479	0.9

	TOTAL STRUCTURED ASSETS
	(Cost $40,215,000)	37,907,850	6.7

	TOTAL BONDS
	(Cost $517,330,016)	519,958,873	92.0

Shares	Company

PREFERRED STOCKS

BANKS		121,684	0.0

	TOTAL PREFERRED STOCKS
	(Cost $1,789,475)	121,684	0.0

	TOTAL PORTFOLIO
	(Cost $527,077,886)	528,088,074	93.4
	OTHER ASSETS & LIABILITIES, NET	37,378,946	6.6

	NET ASSETS	$565,467,020	100.0%

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Annual Report	25

SUMMARY PORTFOLIO OF INVESTMENTS

HIGH-YIELD FUND ▪ MARCH 31, 2011

Principal		Issuer	Value	% of net assets

BANK LOAN OBLIGATIONS

CONSUMER SERVICES
		Burger King Corp
$5,586,000	i	4.500%, 10/19/16	$5,577,453	0.6%

			5,577,453	0.6

HEALTH CARE EQUIPMENT & SERVICES			6,377,676	0.7

SOFTWARE & SERVICES			2,967,564	0.3

UTILITIES			1,786,993	0.2

		TOTAL BANK LOAN OBLIGATIONS
		(Cost $17,029,030)	16,709,686	1.8

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS
		Ford Motor Co
4,500,000		7.450%, 07/16/31	4,871,745	0.6
		Pinafore LLC
7,840,000	g	9.000%, 10/01/18	8,506,400	0.9
		Other	2,953,200	0.3

			16,331,345	1.8

BANKS			13,269,870	1.4

CAPITAL GOODS
		Susser Holdings LLC
4,720,000		8.500%, 05/15/16	5,109,400	0.6
		Other	22,987,871	2.5

			28,097,271	3.1

COMMERCIAL & PROFESSIONAL SERVICES
		VIP Finance Ireland Ltd
6,850,000	g	7.750%, 02/02/21	7,192,500	0.8
		Other	10,427,033	1.2

			17,619,533	2.0

CONSUMER DURABLES & APPAREL
		Hanesbrands, Inc
5,000,000		8.000%, 12/15/16	5,418,750	0.6
		Other	14,150,573	1.6

			19,569,323	2.2

CONSUMER SERVICES
		AMC Entertainment Holdings, Inc
5,875,000	g	9.750%, 12/01/20	6,286,249	0.7
		DineEquity, Inc
7,250,000	g	9.500%, 10/30/18	7,866,249	0.9
		Marina District Finance Co, Inc
5,750,000	g	9.500%, 10/15/15	6,015,937	0.7
		Penn National Gaming, Inc
6,310,000		8.750%, 08/15/19	6,964,662	0.8
		Other	38,488,112	4.2

			65,621,209	7.3

Principal		Issuer	Value	% of net assets

DIVERSIFIED FINANCIALS
		CIT Group, Inc
$16,000,000	g	5.250%–7.000%, 04/01/14–04/01/18	$16,115,528	1.7%
		Ford Motor Credit Co LLC
9,625,000		5.630%–12.000%, 04/15/15–01/15/20	10,934,376	1.3
		GMAC, Inc
5,000,000		8.000%, 03/15/20	5,443,749	0.7
		International Lease Finance Corp
5,232,000	g	8.880%, 09/15/15	5,755,199	0.7
11,298,000	g	5.630%–9.000%, 09/20/13–12/15/20	12,168,966	1.3
		Other	21,696,825	2.3

			72,114,643	8.0

ENERGY
		Consol Energy Inc
5,840,000		8.000%, 04/01/17	6,394,799	0.7
		Niska Gas Storage US
4,750,000		8.880%, 03/15/18	5,165,625	0.6
		SandRidge Energy, Inc
5,175,000	g	7.500%, 03/15/21	5,369,063	0.6
		Southwestern Energy Co
4,777,200		7.500%, 02/01/18	5,416,150	0.6
		Other	48,550,569	5.3

			70,896,206	7.8

FOOD & STAPLES RETAILING
		Ingles Markets, Inc
6,350,000		8.880%, 05/15/17	6,818,313	0.7
		SuperValu, Inc
5,050,000		7.500%, 11/15/14	5,075,250	0.6
		Other	17,434,100	1.9

			29,327,663	3.2

FOOD, BEVERAGE & TOBACCO			12,654,026	1.4

HEALTH CARE EQUIPMENT & SERVICES
		CHS/Community Health Systems
9,050,000		8.880%, 07/15/15	9,547,750	1.0
		HCA, Inc
4,500,000		7.880%, 02/15/20	4,893,749	0.5
8,205,000	o	7.500%–9.880%, 11/15/16–11/06/33	8,833,263	1.0
		Healthsouth Corp
5,750,000		7.750%, 09/15/22	5,979,999	0.7
		Other	24,102,382	2.7

			53,357,143	5.9

HOUSEHOLD & PERSONAL PRODUCTS
		Reynolds Group Issuer, Inc
5,000,000	g	7.750%, 10/15/16	5,287,500	0.6
		Other	9,777,428	1.1

			15,064,928	1.7

INSURANCE			8,554,410	0.9

26	2011 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

HIGH-YIELD FUND ▪ MARCH 31, 2011

Principal		Issuer	Value	% of net assets

MATERIALS
		Cemex SAB de C.V.
$7,350,000	g	9.500%, 12/14/16	$7,919,625	0.9%
		Georgia-Pacific LLC
4,000,000		8.880%, 05/15/31	4,830,000	0.5
		Verso Paper Holdings LLC
5,600,000	g	8.750%, 02/01/19	5,824,000	0.6
		Other	76,298,474	8.6

			94,872,099	10.6

MEDIA
		AMC Entertainment, Inc
5,000,000		8.750%, 06/01/19	5,425,000	0.6
		CCO Holdings LLC
6,600,000		7.000%, 01/15/19	6,764,999	0.8
5,375,000		8.130%, 04/30/20	5,845,312	0.6
		Lamar Media Corp
4,860,000		6.630%, 08/15/15	4,957,200	0.5
		Nielsen Finance LLC
4,630,000	g	7.750%, 10/15/18	4,965,675	0.5
		Univision Communications, Inc
5,000,000	g	7.880%, 11/01/20	5,287,500	0.6
		Other	27,652,460	3.1

			60,898,146	6.7

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
		NBTY, Inc
6,195,000	g	9.000%, 10/01/18	6,721,575	0.7
		Valeant Pharmaceuticals International
11,270,000	g	6.750%–7.250%, 10/01/17–07/15/22	10,993,300	1.2
		Other	8,767,500	1.0

			26,482,375	2.9

REAL ESTATE
		DuPont Fabros Technology LP
9,005,000		8.500%, 12/15/17	9,916,756	1.1

			9,916,756	1.1

RETAILING
		Ace Hardware Corp
4,500,000	g	9.130%, 06/01/16	4,843,125	0.5
		Asbury Automotive Group, Inc
6,500,000	g	8.380%, 11/15/20	6,760,000	0.8
		Macy's Retail Holdings, Inc
5,000,000		5.900%, 12/01/16	5,375,000	0.6
		QVC, Inc
4,600,000	g	7.500%, 10/01/19	4,830,000	0.5
		Sears Holding Corp
5,200,000	g	6.630%, 10/15/18	5,044,000	0.6
		Other	21,097,137	2.3

			47,949,262	5.3

Principal		Issuer	Value	% of net assets

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
		Hynix Semiconductor, Inc
$5,750,000	g	7.880%, 06/27/17	$5,980,000	0.7%

			5,980,000	0.7

SOFTWARE & SERVICES			11,354,969	1.3

TECHNOLOGY HARDWARE & EQUIPMENT
		Scientific Games Corp
4,396,000		9.250%, 06/15/19	4,824,610	0.5
		Other	5,739,344	0.6

			10,563,954	1.1

TELECOMMUNICATION SERVICES
		Frontier Communications Corp
5,000,000		7.880%, 04/15/15	5,387,500	0.6
		Intelsat Jackson Holdings Ltd
11,000,000	g	7.250%–8.500%, 04/01/19–10/15/20	11,303,750	1.2
		Sprint Capital Corp
6,724,000		6.900%, 05/01/19	6,942,529	0.9
		Virgin Media Finance plc
5,440,000		9.500%, 08/15/16	6,187,999	0.7
		Other	30,539,075	3.3

			60,360,853	6.7

TRANSPORTATION
		Hertz Corp
6,000,000	g	6.750%, 04/15/19	5,947,500	0.7
		Other	18,665,941	2.0

			24,613,441	2.7

UTILITIES
		AES Corp
5,600,000		8.000%, 10/15/17	6,020,000	0.7
		Calpine Corp
6,000,000	g	7.500%, 02/15/21	6,209,999	0.7
		Crosstex Energy, Inc
5,800,000		8.880%, 02/15/18	6,322,000	0.7
		NRG Energy, Inc
9,620,000		7.380%–8.500%, 02/01/16–06/15/19	10,041,700	1.1
		Sabine Pass LNG LP
6,626,000		7.500%, 11/30/16	6,808,214	0.8
		Other	27,286,681	3.0

			62,688,594	7.0

		TOTAL CORPORATE BONDS
		(Cost $791,738,268)	838,158,019	92.8

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Annual Report	27

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

HIGH-YIELD FUND ▪ MARCH 31, 2011

Principal		Issuer	Value	% of net assets

GOVERNMENT BONDS

FOREIGN GOVERNMENT BONDS			$9,072,441	1.0%

		TOTAL GOVERNMENT BONDS
		(Cost $9,110,835)	9,072,441	1.0

		TOTAL BONDS
		(Cost $800,849,103)	847,230,460	93.8

Shares		Company

PREFERRED STOCKS

DIVERSIFIED FINANCIALS
280,000	*	GMAC Capital Trust I	7,101,239	0.8

			7,101,239	0.8

		TOTAL PREFERRED STOCKS
		(Cost $7,000,000)	7,101,239	0.8

Principal		Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$5,100,000		0.016%, 04/06/11	5,099,940	0.6

			5,099,940	0.6

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $5,099,940)	5,099,940	0.6

		TOTAL PORTFOLIO
		(Cost $829,978,073)	876,141,325	97.0
		OTHER ASSETS & LIABILITIES, NET	27,161,335	3.0

		NET ASSETS	$903,302,660	100.0%

*	Non-income producing.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2011, the value of these securities amounted to $349,845,340 or 38.7% of net assets.

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
o	Payment in Kind Bond.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

28	2011 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

TAX-EXEMPT BOND FUND ▪ MARCH 31, 2011

Principal	Issuer	Value	% of net assets

LONG-TERM MUNICIPAL BONDS

ALABAMA
	Southeast Alabama Gas District
$1,785,000	5.000%, 06/01/18	$1,832,606	0.6%
	Other	1,142,957	0.4

		2,975,563	1.0

ALASKA		619,209	0.2

ARIZONA
	City of Tucson AZ
2,000,000	5.000%, 07/01/20	2,175,660	0.8
	Other	5,011,592	1.7

		7,187,252	2.5

ARKANSAS		2,623,563	0.9

CALIFORNIA
	California State Department of Water Resources
2,000,000	5.000%, 05/01/20	2,231,420	0.8
	County of San Bernardino CA
2,000,000	5.250%, 08/01/19	2,081,900	0.7
	East Side Union High School District-
	Santa Clara County
1,670,000	5.000%, 08/01/19	1,830,470	0.6
2,500,000	5.250%, 02/01/23	2,508,549	0.9
	Los Angeles Unified School District, COP
2,250,000	5.000%, 10/01/17	2,389,343	0.8
	State of California
1,855,000	5.000%, 03/01/17	2,051,202	0.8
2,535,000	5.000%, 10/01/17	2,805,154	1.0
2,000,000	5.500%, 08/01/25	2,080,420	0.7
	Vallejo City Unified School District
3,065,000	5.900%, 02/01/18	3,144,199	1.2
2,150,000	5.900%, 08/01/25	2,022,613	0.7
	West Contra Costa Unified School District
1,710,000	5.700%, 02/01/21	1,794,748	0.6
1,810,000	5.700%, 02/01/22	1,882,219	0.6
	Other	15,792,493	5.3

		42,614,730	14.7

COLORADO		5,499,516	1.9

DISTRICT OF COLUMBIA		538,965	0.2

FLORIDA
	Florida Department of Transportation
2,200,000	5.000%, 07/01/18	2,425,851	0.8
	Florida Water Pollution Control Financing Corp
1,690,000	5.000%, 07/15/20	1,882,170	0.6
	Lake County School Board, COP
2,250,000	5.250%, 06/01/17	2,410,874	0.8
	Other	19,064,255	6.6

		25,783,150	8.8

Principal	Issuer	Value	% of net assets

GEORGIA		$5,476,843	1.9%

ILLINOIS
	Chicago Board of Education
$2,045,000	5.000%, 12/01/17	2,147,495	0.7
	Chicago Transit Authority
2,500,000	5.500%, 06/01/18	2,621,724	0.9
	Regional Transportation Authority
1,650,000	6.000%, 06/01/23	1,787,082	0.6
	State of Illinois
2,045,000	5.000%, 01/01/20	2,010,767	0.7
1,835,000	5.000%, 01/01/20	1,809,347	0.6
2,250,000	5.250%, 01/01/20	2,254,500	0.8
	Other	11,235,229	3.9

		23,866,144	8.2

INDIANA
	Indiana Bond Bank
2,120,000	5.250%, 04/01/19	2,295,154	0.8
	Indianapolis Local Public Improvement Bond Bank
1,940,000	5.500%, 01/01/21	2,138,113	0.7
	Other	7,727,315	2.7

		12,160,582	4.2

LOUISIANA
	City of New Orleans LA, GO
1,750,000	5.500%, 12/01/21	1,830,115	0.6
	Other	780,255	0.3

		2,610,370	0.9

MASSACHUSETTS
	Commonwealth of Massachusetts
2,135,000	5.250%, 09/01/23	2,436,611	0.8
	Other	5,197,595	1.8

		7,634,206	2.6

MICHIGAN
	Detroit City School District
2,030,000	6.000%, 05/01/21	2,202,408	0.8
	Other	10,104,802	3.4

		12,307,210	4.2

MINNESOTA		1,141,000	0.4

MISSISSIPPI
	Mississippi Development Bank
	Special Obligation
2,100,000	5.000%, 07/01/17	2,261,637	0.7
	Other	1,600,995	0.6

		3,862,632	1.3

MISSOURI		1,765,788	0.6

NEBRASKA		2,008,070	0.7

NEVADA		2,358,413	0.8

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Annual Report	29

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

TAX-EXEMPT BOND FUND ▪ MARCH 31, 2011

Principal	Issuer	Value	% of net assets

NEW JERSEY
New Jersey Transportation Trust Fund Authority
$1,815,000	5.250%, 12/15/19	$1,919,961	0.7%
2,000,000	5.750%, 06/15/23	2,096,400	0.7
State of New Jersey
2,000,000	5.250%, 08/01/22	2,195,140	0.8
Other	7,607,912	2.5

13,819,413	4.7

NEW YORK
Metropolitan Transportation Authority
2,000,000	5.250%, 11/15/23	2,121,281	0.7
New York City Health & Hospital Corp
2,000,000	5.000%, 02/15/20	2,094,640	0.7
New York State Urban Development Corp
2,000,000	5.000%, 03/15/20	2,240,060	0.8
Other	15,783,380	5.4

22,239,361	7.6

NORTH CAROLINA	2,933,929	1.0

OHIO
Cincinnati City School District
2,000,000	5.250%, 12/01/24	2,168,700	0.7
State of Ohio, AMT
4,000,000	4.950%, 09/01/20	4,051,280	1.4
Other	4,010,918	1.4

10,230,898	3.5

PENNSYLVANIA
Philadelphia School District
2,000,000	5.000%, 09/01/20	2,063,519	0.7
Other	9,362,769	3.2

11,426,288	3.9

PUERTO RICO
Commonwealth of Puerto Rico
2,015,000	5.500%, 07/01/15	2,142,953	0.7
Puerto Rico Commonwealth Infrastructure
Financing Authority
3,370,000	5.500%, 07/01/19	3,477,772	1.3
Puerto Rico Public Finance Corp
3,130,000	i	5.750%, 08/01/27	3,184,368	1.1
Other	9,937,428	3.3

18,742,521	6.4

RHODE ISLAND	2,489,007	0.9

SOUTH CAROLINA	2,613,559	0.9

SOUTH DAKOTA	583,095	0.2

TENNESSEE
Tennessee Energy Acquisition Corp
3,675,000	5.000%, 02/01/18	3,641,264	1.2
Other	5,254,438	1.8

8,895,702	3.0

Principal	Issuer	Value	% of net assets

TEXAS
	County of Harris TX
$1,640,000	5.250%, 08/15/25	$1,883,573	0.6%
	Lower Colorado River Authority
1,515,000	6.000%, 01/01/17	1,814,697	0.6
	North East Independent School District
2,475,000	5.250%, 02/01/26	2,785,711	1.0
	SA Energy Acquisition Public Facility Corp
2,000,000	5.500%, 08/01/19	2,039,960	0.7
	Texas Municipal Gas Acquisition & Supply Corp I
2,500,000	6.250%, 12/15/26	2,542,325	0.9
	University of Texas
3,000,000	5.250%, 07/01/26	3,413,549	1.2
	Other	5,361,800	1.8

		19,841,615	6.8

VIRGINIA
	Virginia College Building Authority
2,500,000	5.000%, 02/01/24	2,751,375	0.9
	Other	1,462,545	0.5

		4,213,920	1.4

WASHINGTON
	Port of Seattle WA
3,150,000	5.500%, 09/01/17	3,525,858	1.3
	Other	880,877	0.2

		4,406,735	1.5

WISCONSIN		1,178,830	0.4

	TOTAL LONG-TERM MUNICIPAL BONDS
	(Cost $289,407,819)	286,648,079	98.2

	TOTAL PORTFOLIO
	(Cost $289,407,819)	286,648,079	98.2
	OTHER ASSETS & LIABILITIES, NET	5,335,334	1.8

	NET ASSETS	$291,983,413	100.0%

Abbreviation(s):
AMT - Alternative Minimum Tax (subject to)
COP - Certificate of Participation
GO - General Obligation

i Floating or variable rate security. Coupon rate reflects the rate at period end.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

30	2011 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS

INFLATION-LINKED BOND FUND ▪ MARCH 31, 2011

Principal	Issuer	Value	% of net assets

BONDS

GOVERNMENT BONDS

U.S. TREASURY SECURITIES

	United States Treasury Inflation Indexed Bonds (k)
$26,991,863	2.000%, 04/15/12	$28,221,261	2.5%
46,211,413	3.000%, 07/15/12	49,496,767	4.5
29,533,329	0.630%, 04/15/13	30,908,460	2.8
44,316,230	1.880%, 07/15/13	47,934,251	4.3
45,384,752	2.000%, 01/15/14	49,455,220	4.5
29,652,255	1.250%, 04/15/14	31,687,378	2.9
39,003,861	2.000%, 07/15/14	42,800,653	3.9
29,788,171	1.630%, 01/15/15	32,289,901	2.9
27,026,664	0.500%, 04/15/15	28,052,839	2.5
35,885,034	1.880%, 07/15/15	39,479,135	3.6
36,504,478	2.000%, 01/15/16	40,303,207	3.6
34,448,344	2.500%, 07/15/16	39,098,871	3.5
29,388,831	2.380%, 01/15/17	33,119,832	3.0
28,190,784	2.630%, 07/15/17	32,377,566	2.9
27,011,728	1.630%, 01/15/18	29,206,431	2.6
25,935,940	1.380%, 07/15/18	27,615,707	2.5
26,408,428	2.130%, 01/15/19	29,468,082	2.7
28,668,472	1.880%, 07/15/19	31,447,966	2.8
33,805,236	1.380%, 01/15/20	35,445,331	3.2
64,385,381	1.250%, 07/15/20	66,492,971	5.9
22,607,562	1.130%, 01/15/21	22,937,836	2.1
51,082,325	2.380%, 01/15/25	57,343,894	5.2
32,643,801	2.000%, 01/15/26	34,842,165	3.1
28,089,190	2.380%, 01/15/27	31,277,763	2.8
27,221,936	1.750%, 01/15/28	27,745,114	2.5
28,466,456	3.630%, 04/15/28	36,712,846	3.3
25,434,136	2.500%, 01/15/29	28,810,111	2.6
38,608,493	3.880%, 04/15/29	51,662,990	4.7
10,445,010	3.380%, 04/15/32	13,449,580	1.2
28,270,035	2.130%, 02/15/40	29,893,357	2.7
16,087,520	2.130%, 02/15/41	16,998,733	1.5

		1,096,576,218	98.8

	TOTAL GOVERNMENT BONDS
	(Cost $1,032,399,923)	1,096,576,218	98.8

	TOTAL BONDS
	(Cost $1,032,399,923)	1,096,576,218	98.8

	TOTAL PORTFOLIO
	(Cost $1,032,399,923)	1,096,576,218	98.8
	OTHER ASSETS & LIABILITIES, NET	13,310,026	1.2

	NET ASSETS	$1,109,886,244	100.0%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Annual Report	31

SUMMARY PORTFOLIO OF INVESTMENTS

BOND INDEX FUND ▪ MARCH 31, 2011

Principal		Issuer	Value	% of net assets

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS			$893,349	0.1%

BANKS			49,123,845	3.5

CAPITAL GOODS			8,568,117	0.5

COMMERCIAL & PROFESSIONAL SERVICES			15,182,939	1.1

CONSUMER DURABLES & APPAREL			634,558	0.0

CONSUMER SERVICES			2,604,897	0.2

DIVERSIFIED FINANCIALS			65,440,440	4.7

ENERGY			24,754,252	1.8

FOOD & STAPLES RETAILING			2,469,065	0.2

FOOD, BEVERAGE & TOBACCO			13,655,932	1.0

HEALTH CARE EQUIPMENT & SERVICES			4,030,634	0.3

HOUSEHOLD & PERSONAL PRODUCTS			1,238,636	0.1

INSURANCE			14,164,064	1.0

MATERIALS			12,419,091	0.9

MEDIA			10,442,526	0.7

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			12,065,567	0.9

REAL ESTATE			4,556,597	0.3

RETAILING			6,789,144	0.5

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			394,182	0.0

SOFTWARE & SERVICES			4,266,312	0.4

TECHNOLOGY HARDWARE & EQUIPMENT			8,171,232	0.5

TELECOMMUNICATION SERVICES			18,258,175	1.3

TRANSPORTATION			7,331,632	0.5

UTILITIES			25,854,990	2.0

		TOTAL CORPORATE BONDS
		(Cost $317,471,983)	313,310,176	22.5

GOVERNMENT BONDS

AGENCY SECURITIES
		Federal Home Loan Bank (FHLB)
$8,625,000		3.130%, 12/13/13	9,019,387	0.6
		Federal Home Loan Mortgage Corp (FHLMC)
7,495,000		2.130%, 03/23/12	7,622,130	0.5
16,334,000		1.130%–6.250%, 07/27/12–07/15/32	17,634,242	1.2
		Federal National Mortgage Association (FNMA)
5,500,000		3.250%, 04/09/13	5,769,066	0.5
5,415,000		3.000%, 09/16/14	5,666,727	0.5
9,145,000		4.630%, 10/15/14	10,061,877	0.7
		Other	24,028,453	1.7

			79,801,882	5.7

FOREIGN GOVERNMENT BONDS			27,096,560	1.9

Principal		Issuer	Value	% of net assets

MORTGAGE BACKED
		Federal Home Loan Mortgage Corp (FHLMC)
$14,798,119	i	2.510%–6.010%, 12/01/19–06/01/40	$15,450,846	1.1%
		Federal Home Loan Mortgage Corp Gold (FGLMC)
8,448,447		4.500%, 05/01/39	8,600,487	0.6
6,947,361		4.000%, 12/01/40	6,835,742	0.5
98,563,983	h	3.500%–8.000%, 08/01/12–08/01/40	103,199,923	7.4
		Federal National Mortgage Association (FNMA)
5,982,482		5.000%, 11/01/33	6,306,294	0.5
5,167,979		4.500%, 01/01/35	5,323,160	0.4
11,944,184		5.500%, 02/01/35	12,861,734	0.9
5,188,638		4.500%, 02/01/39	5,292,553	0.4
6,250,427		4.500%, 09/01/40	6,369,747	0.5
183,594,035	h,i	2.380%–8.000%, 06/01/13–03/01/41	193,341,195	13.9
		Government National Mortgage Association (GNMA)
5,787,105		4.500%, 05/15/39	5,980,913	0.4
4,854,189		5.000%, 06/15/39	5,182,606	0.4
5,863,459		5.000%, 06/15/39	6,260,158	0.4
6,537,001		4.500%, 12/15/39	6,755,921	0.5
5,064,758		4.500%, 01/20/40	5,225,669	0.4
60,846,115	i	3.000%–8.500%, 02/15/18–01/15/44	64,195,277	4.6

			457,182,225	32.9

MUNICIPAL BONDS			12,775,279	0.9

U.S. TREASURY SECURITIES
		United States Treasury Bond
16,379,100		8.000%, 11/15/21	22,874,428	1.6
12,310,000		5.250%, 02/15/29	13,864,138	1.0
9,879,000		5.380%, 02/15/31	11,297,565	0.8
13,410,000		3.880%, 08/15/40	11,999,858	0.9
14,781,200		3.500%–8.880%, 11/15/16–05/15/40	15,860,377	1.1
		United States Treasury Note
5,755,000		0.630%, 07/31/12	5,768,064	0.4
15,770,000		0.380%, 08/31/12	15,743,506	1.1
16,900,000		0.380%, 09/30/12	16,857,750	1.2
18,350,000		0.380%, 10/31/12	18,289,077	1.3
29,600,000		0.500%, 11/30/12	29,537,573	2.1
8,000,000		0.630%, 12/31/12	7,993,128	0.6
7,650,000		0.630%, 01/31/13	7,636,253	0.5
10,575,000		0.750%, 09/15/13	10,508,081	0.8
8,284,000		2.000%, 11/30/13	8,476,214	0.6
11,198,000		2.250%, 05/31/14	11,512,070	0.8
6,784,000		2.630%, 06/30/14	7,050,062	0.5
5,583,000		2.380%, 08/31/14	5,747,001	0.4
4,910,000		2.380%, 09/30/14	5,051,545	0.4
9,860,000		2.380%, 10/31/14	10,135,005	0.7
6,310,000		2.250%, 01/31/15	6,440,144	0.5
7,170,000		2.500%, 04/30/15	7,365,497	0.5
6,895,000		1.750%, 07/31/15	6,843,288	0.5
12,840,000		1.250%, 08/31/15	12,444,772	0.9
18,805,000		1.250%, 09/30/15	18,186,484	1.3
27,300,000		1.250%, 10/31/15	26,342,370	2.0
23,550,000		1.380%, 11/30/15	22,804,853	1.6
5,000,000		2.130%, 12/31/15	5,001,170	0.4
5,400,000		2.000%, 01/31/16	5,360,764	0.4
10,650,000		2.130%, 02/29/16	10,616,719	0.8
9,000,000		2.250%, 03/31/16	9,010,530	0.6
8,342,000		2.630%, 08/15/20	7,825,839	0.6
5,650,000		2.630%, 11/15/20	5,272,156	0.4

32	2011 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

BOND INDEX FUND ▪ MARCH 31, 2011

Principal	Issuer	Value	% of net assets

U.S. TREASURY SECURITIES—continued
$8,350,000	3.630%, 02/15/21	$8,468,729	0.6%
12,085,000	4.250%, 11/15/40	11,558,167	0.8
56,418,200	0.500%–6.250%, 04/15/12–02/15/41	58,127,223	4.1
	Other	14,427	0.0

		457,884,827	32.8

	TOTAL GOVERNMENT BONDS
	(Cost $1,048,342,460)	1,034,740,773	74.2

STRUCTURED ASSETS

ASSET BACKED		3,428,920	0.2

OTHER MORTGAGE BACKED		33,585,720	2.4

	TOTAL STRUCTURED ASSETS
	(Cost $36,571,369)	37,014,640	2.6

	TOTAL BONDS
	(Cost $1,402,385,812)	1,385,065,589	99.3

	TOTAL PORTFOLIO
	(Cost $1,402,385,812)	1,385,065,589	99.3
	OTHER ASSETS & LIABILITIES, NET	9,714,781	0.7

	NET ASSETS	$1,394,780,370	100.0%

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Annual Report	33

SUMMARY PORTFOLIO OF INVESTMENTS

MONEY MARKET FUND ▪ MARCH 31, 2011

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

BANKERS’ ACCEPTANCES
	JPMorgan Chase Bank NA
$12,465,000	0.200%–0.310%, 04/04/11–09/07/11	$12,460,824	1.0%

		12,460,824	1.0

CERTIFICATE OF DEPOSIT
	Bank of Montreal
10,000,000	0.220%, 04/29/11	10,000,000	0.9
	Bank of Nova Scotia
10,000,000	0.270%, 06/07/11	10,000,000	0.9
19,200,000	0.250%–0.270%, 04/20/11–06/03/11	19,200,000	1.8
	Barclays Bank plc
9,000,000	0.450%, 05/23/11	9,000,000	0.8
	BNP Paribas
11,040,000	0.320%–0.330%, 05/13/11–06/24/11	11,040,000	1.0
	Toronto-Dominion Bank
7,355,000	0.210%, 04/28/11	7,355,000	0.7
15,000,000	0.270%, 07/07/11	15,000,000	1.4
15,000,000	0.230%–0.300%, 04/20/11–05/17/11	15,000,000	1.5
	Other	10,000,000	0.9

		106,595,000	9.8

COMMERCIAL PAPER
	Abbott Laboratories
7,860,000	0.200%, 06/06/11	7,857,118	0.7
	Coca-Cola Co
10,550,000	0.220%–0.230%, 04/08/11	10,549,532	1.0
15,620,000	0.160%–0.260%, 05/16/11–08/03/11	15,612,982	1.5
	Credit Agricole North America, Inc
10,000,000	0.265%, 05/27/11	9,995,877	0.9
13,700,000	0.235%–0.260%, 04/25/11–05/11/11	13,697,385	1.3
	Fairway Finance LLC
15,690,000	0.230%–0.280%, 04/12/11	15,688,734	1.4
14,003,000	0.210%–0.230%, 04/04/11–05/04/11	14,001,329	1.3
	General Electric Capital Corp
10,000,000	0.220%, 06/27/11	9,994,683	0.8
	Johnson & Johnson
8,000,000	0.200%, 05/02/11	7,998,622	0.7
	Nestle Capital Corp
10,000,000	0.240%, 04/01/11	10,000,000	0.8
8,000,000	0.200%, 04/07/11	7,999,733	0.7
16,170,000	0.210%–0.245%, 04/05/11–06/17/11	16,165,846	1.6
	Novartis Finance Corp
8,000,000	0.200%, 04/14/11	7,999,437	0.7
	Old Line Funding LLC
7,500,000	0.250%, 06/14/11	7,496,147	0.7
29,320,000	0.190%–0.270%, 04/01/11–06/28/11	29,311,757	2.8
	Private Export Funding Corp
10,000,000	0.250%, 05/05/11	9,997,639	0.9
8,000,000	0.250%, 06/21/11	7,995,500	0.7
13,500,000	0.245%–0.250%, 06/29/11	13,491,781	1.2
	Procter & Gamble Co
18,600,000	0.180%, 04/07/11	18,599,442	1.7
10,000,000	0.190%, 05/11/11	9,997,889	0.9

Principal	Issuer	Value	% of net assets

COMMERCIAL PAPER—continued

	Province of Ontario Canada
$12,020,000	0.200%–0.230%, 04/07/11–05/25/11	$12,018,996	1.1%
	Rabobank USA Financial Corp
7,755,000	0.275%–0.290%, 06/10/11	7,750,707	0.7
29,255,000	0.245%–0.345%, 04/08/11–09/06/11	29,239,857	2.7
	Royal Bank of Canada
10,175,000	0.245%–0.250%, 04/11/11	10,174,302	0.9
	Sheffield Receivables Corp
15,165,000	0.260%–0.280%, 04/06/11–05/19/11	15,161,985	1.4
	Straight-A Funding LLC
39,548,000	0.240%–0.250%, 04/05/11–06/06/11	39,536,976	3.6
	Variable Funding Capital Co LLC
27,920,000	0.230%–0.340%, 04/12/11–07/05/11	27,910,131	2.6
	Other	96,618,124	8.9

		482,862,511	44.4

FOREIGN GOVERNMENT BONDS		4,069,133	0.4

GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
9,620,000	0.130%–0.140%, 04/15/11	9,619,499	0.9
11,265,000	0.130%–0.180%, 04/27/11	11,263,737	1.0
7,300,000	0.110%–0.155%, 05/13/11	7,298,995	0.7
19,683,000	0.115%–0.150%, 05/18/11	19,679,908	1.8
10,000,000	0.110%–0.115%, 05/20/11	9,998,469	0.9
9,365,000	0.120%, 06/10/11	9,362,815	0.9
21,149,000	0.120%–0.150%, 04/20/11–06/01/11	21,145,403	1.9
	Federal Home Loan Mortgage Corp (FHLMC)
11,825,000	0.120%–0.170%, 04/04/11	11,824,840	1.1
10,000,000	0.110%, 05/24/11	9,998,381	0.9
24,776,000	0.120%–0.300%, 04/12/11–10/07/11	24,770,980	2.4
	Federal National Mortgage Association (FNMA)
11,410,000	0.130%, 04/18/11	11,409,300	1.0
19,990,000	0.115%–0.480%, 04/06/11–09/06/11	19,987,060	1.8
	Federal National Mortgage Associaton (FNMA)
9,000,000	0.115%, 06/08/11	8,998,045	0.8
	Other	1,996,213	0.2

		177,353,645	16.3

TREASURY DEBT
	United States Treasury Bill
8,220,000	0.145%–0.171%, 04/21/11	8,219,266	0.8
17,312,000	0.160%–0.190%, 05/12/11	17,308,525	1.6
8,670,000	0.203%, 05/19/11	8,667,653	0.8
10,000,000	0.140%–0.177%, 07/14/11	9,995,266	0.9
8,000,000	0.155%–0.158%, 09/01/11	7,994,666	0.7
34,130,000	0.135%–0.192%, 04/14/11–08/25/11	34,119,933	3.1

34	2011 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

MONEY MARKET FUND ▪ MARCH 31, 2011

Principal		Issuer	Value	% of net assets

TREASURY DEBT—continued
		United States Treasury Note
$16,970,000		0.875%, 04/30/11	$16,978,587	1.6%
25,000,000		0.875%, 05/31/11	25,026,324	2.3
8,000,000		1.000%, 07/31/11	8,020,304	0.7
16,200,000		1.000%, 10/31/11	16,277,390	1.5
11,835,000		0.750%, 11/30/11	11,878,062	1.1
21,355,000		1.000%–1.380%, 06/30/11–02/15/12	21,469,839	2.0

			185,955,815	17.1

VARIABLE RATE SECURITIES
		Federal Farm Credit Bank (FFCB)
8,920,000	i	0.165%, 07/15/11	8,919,854	0.9
9,700,000	i	2.000%, 02/13/12	9,699,525	0.8
14,500,000	i	0.154%–0.400%, 05/16/11–06/17/11	14,499,781	1.3
		Federal Home Loan Bank (FHLB)
9,000,000	i	0.260%, 05/26/11	9,000,000	0.8
9,500,000	i	0.310%, 06/01/11	9,500,320	0.9
12,000,000	i	0.310%, 06/15/11	12,002,502	1.1
9,600,000	i	0.210%, 01/13/12	9,599,619	0.9
10,000,000	i	0.158%–0.180%, 05/06/11–07/11/11	9,999,636	0.9
		Federal Home Loan Mortgage Corp (FHLMC)
22,000,000	i	0.120%, 11/09/11	21,990,143	2.0
10,000,000	i	0.290%, 01/09/12	10,005,886	0.9
		Other	5,001,678	0.5

			120,218,944	11.0

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $1,089,515,872)	1,089,515,872	100.0

		TOTAL PORTFOLIO
		(Cost $1,089,515,872)	1,089,515,872	100.0
		OTHER ASSETS & LIABILITIES, NET	245,656	0.0

		NET ASSETS	$1,089,761,528	100.0%

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Annual Report	35

STATEMENTS OF ASSETS AND LIABILITIES

TIAA-CREF FUNDS ▪ MARCH 31, 2011

	Bond Fund	Bond Plus Fund	Short-Term Bond Fund	High-Yield Fund	Tax-Exempt Bond Fund	Inflation-Linked Bond Fund	Bond Index Fund	Money Market Fund

ASSETS
Portfolio investments, at value†	$2,448,786,685	$888,833,068	$528,088,074	$876,141,325	$286,648,079	$1,096,576,218	$1,385,065,589	$1,089,515,872
Affiliated investments, at value‡	—	5,403,239	—	—	—	—	—	—
Cash	11,243,991	1,634,319	37,533,316	10,509,017	930,436	7,332,103	8,115,440	9,160
Receivable from securities transactions	8,457,296	2,124,979	910,724	19,438,444	1,188,515	—	16,565,646	—
Receivable for delayed delivery securities	80,881,269	7,348,389	—	—	—	—	—	—
Receivable from Fund shares sold	4,759,747	3,457,478	1,606,166	3,122,642	49,480	1,599,741	1,061,525	1,543,603
Dividends and interest receivable	13,073,521	7,483,436	3,267,425	18,538,768	3,694,303	5,196,122	9,026,027	385,764
Due from affiliates	—	387	655	—	1,122	—	2,493	164,394
Other	37,124	13,942	7,315	22,585	18,031	27,570	5,101	36,590

Total assets	2,567,239,633	916,299,237	571,413,675	927,772,781	292,529,966	1,110,731,754	1,419,841,821	1,091,655,383

LIABILITIES
Management fees payable	49,130	20,639	11,599	25,716	7,218	22,626	11,419	8,975
Service agreement fees payable	5,319	1,500	2,738	3,605	—	3,588	64	1,355
Distribution fees payable	22,586	86,835	52,604	57,999	91,490	48,401	1,621	194,417
Due to affiliates	14,463	5,377	3,894	6,001	2,244	7,767	9,578	6,742
Payable for securities transactions	11,979,344	6,328,855	1,524,927	6,334,222	—	—	21,410,049	—
Payable for delayed delivery securities	518,350,231	63,698,641	3,605,916	15,912,938	—	—	3,482,401	—
Payable for Fund shares redeemed	2,098,072	281,449	571,520	454,073	265,329	665,279	18,610	1,398,868
Income distribution payable	113,196	75,314	103,937	1,071,645	127,721	—	920	1,822
Accrued expenses & other payables	165,936	113,369	69,520	603,922	52,551	97,849	126,789	281,676

Total liabilities	532,798,277	70,611,979	5,946,655	24,470,121	546,553	845,510	25,061,451	1,893,855

NET ASSETS	$2,034,441,356	$845,687,258	$565,467,020	$903,302,660	$291,983,413	$1,109,886,244	$1,394,780,370	$1,089,761,528

NET ASSETS CONSIST OF:
Paid-in-capital	$1,997,900,162	$850,258,449	$563,718,681	$867,874,702	$296,475,945	$1,046,958,831	$1,414,388,837	$1,089,769,037
Undistributed net investment income (loss)	21,966	34,084	(7,081)	(295,279)	11,267	11,897	1,338	(7,509)
Accumulated net realized gain (loss) on total investments	4,151,809	(11,608,347)	745,232	(10,440,014)	(1,744,060)	(1,260,779)	(2,289,582)	—
Accumulated net unrealized appreciation (depreciation) on total investments	32,367,419	7,003,072	1,010,188	46,163,251	(2,759,739)	64,176,295	(17,320,223)	—

NET ASSETS	$2,034,441,356	$845,687,258	$565,467,020	$903,302,660	$291,983,413	$1,109,886,244	$1,394,780,370	$1,089,761,528

INSTITUTIONAL CLASS:
Net assets	$1,681,236,624	$496,172,827	$255,835,251	$527,004,343	$10,003,331	$771,047,718	$1,382,597,851	$427,229,904
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	162,263,531	48,826,095	24,828,262	52,774,724	994,595	69,101,216	134,822,082	427,228,892

Net asset value per share	$10.36	$10.16	$10.30	$9.99	$10.06	$11.16	$10.25	$1.00

RETIREMENT CLASS:
Net assets	$261,329,571	$72,668,326	$134,128,244	$176,488,755	$—	$176,089,602	$3,156,719	$64,760,161
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	24,803,533	7,142,436	13,003,644	17,674,781	—	15,647,033	307,709	64,759,166

Net asset value per share	$10.54	$10.17	$10.31	$9.99	$—	$11.25	$10.26	$1.00

RETAIL CLASS:
Net assets	$56,163,193	$265,818,196	$155,622,834	$169,337,145	$281,980,082	$146,917,383	$6,242,217	$582,093,333
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	5,336,080	26,108,634	15,089,935	16,886,722	27,998,303	13,421,311	608,447	582,084,602

Net asset value per share	$10.53	$10.18	$10.31	$10.03	$10.07	$10.95	$10.26	$1.00

PREMIER CLASS:
Net assets	$35,711,968	$11,027,909	$19,880,691	$30,472,417	$—	$15,831,541	$2,783,583	$15,678,130
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,444,598	1,085,276	1,927,925	3,051,016	—	1,419,633	271,459	15,678,103

Net asset value per share	$10.37	$10.16	$10.31	$9.99	$—	$11.15	$10.25	$1.00

† Portfolio investments, Cost	$2,416,419,298	$881,883,250	$527,077,886	$829,978,073	$289,407,819	$1,032,399,923	$1,402,385,812	$1,089,515,872
‡ Affiliated investments, Cost	$—	$5,349,995	$—	$—	$—	$—	$—	$—

36	2011 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Annual Report	37

STATEMENTS OF OPERATIONS

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

	Bond Fund		Bond Plus Fund		Short-Term Bond Fund		High-Yield Fund		Tax-Exempt Bond Fund		Inflation-Linked Bond Fund

	For the six month period ended March 31, 2011	For the year ended September 30, 2010	For the six month period ended March 31, 2011	For the year ended September 30, 2010	For the six month period ended March 31, 2011	For the year ended September 30, 2010	For the six month period ended March 31, 2011	For the year ended September 30, 2010	For the six month period ended March 31, 2011	For the year ended September 30, 2010	For the six month period ended March 31, 2011	For the year ended September 30, 2010

INVESTMENT INCOME
Dividends	$—	$—	$11,075	$—	$—	$—	$38,761	$—	$—	$—	$—	$—
Dividends from affiliated investments	—	—	184,252	362,419	—	—	—	—	—	—	—	—
Interest	33,376,436	97,562,472	14,913,753	27,123,696	6,220,510	10,631,370	30,339,466	48,633,737	6,306,146	11,542,174	17,664,095	25,987,494

Total income	33,376,436	97,562,472	15,109,080	27,486,115	6,220,510	10,631,370	30,378,227	48,633,737	6,306,146	11,542,174	17,664,095	25,987,494

EXPENSES
Management fees	3,134,521	7,777,399	1,073,519	1,645,632	644,432	880,465	1,428,714	2,086,448	465,438	863,685	1,336,294	2,581,668
Distribution fees — Retail Class	35,265	51,229	163,825	273,865	95,079	140,935	101,750	158,808	180,677	292,667	89,272	147,681
Distribution fees — Premier Class	23,284	5,893	8,390	2,914	16,129	9,956	21,896	11,734	—	—	11,267	3,977
Fund administration fees	69,751	220,506	24,730	44,844	18,272	28,497	28,845	48,898	11,302	23,464	37,778	77,017
Custody and accounting fees	69,546	129,115	54,183	98,589	23,635	39,966	20,844	37,262	17,936	34,220	9,764	18,528
Professional fees	84,995	109,086	70,379	77,837	69,318	73,843	71,235	78,141	68,342	73,207	66,796	75,835
Shareholder reports	54,686	153,018	28,734	57,811	20,665	42,737	34,131	65,130	9,734	29,532	34,375	92,584
Shareholder servicing — Institutional Class	3,438	7,249	939	587	2,038	815	1,710	2,420	259	243	5,584	5,429
Shareholder servicing — Retirement Class	310,454	530,139	100,784	191,792	157,403	253,033	207,191	378,849	—	—	211,793	408,778
Shareholder servicing — Retail Class	21,056	30,769	139,377	174,514	59,178	76,011	54,737	75,662	55,047	88,497	49,541	84,425
Shareholder servicing — Premier Class	153	112	147	98	129	171	155	155	—	—	145	111
Trustee fees and expenses	8,843	23,208	3,046	4,659	2,320	3,008	3,611	5,179	1,448	2,446	4,702	8,127
Compliance fees	25,517	88,133	8,527	18,026	6,290	11,205	9,858	19,549	3,853	9,370	12,917	30,548
Interest expense	1,605	3,039	191	654	330	777	910	1,724	915	117	848	1,985
Registration fees	30,359	81,681	33,841	72,723	36,402	67,144	31,435	78,111	26,460	45,943	24,870	85,241
Other expenses	—	59,555	15,992	9,504	7,060	20,005	11,077	18,786	4,575	8,936	1,564	30,737

Total expenses	3,873,473	9,270,131	1,726,604	2,674,049	1,158,680	1,648,568	2,028,099	3,066,856	845,986	1,472,327	1,897,510	3,652,671
Less: Expenses reimbursed by the investment adviser	—	—	(62,055)	(112,131)	(56,572)	(113,046)	(9,495)	(57,123)	(67,706)	(85,229)	—	—
Fee waiver by investment adviser and TPIS	—	—	—	—	—	—	—	—	—	—	—	—

Net expenses	3,873,473	9,270,131	1,664,549	2,561,918	1,102,108	1,535,522	2,018,604	3,009,733	778,280	1,387,098	1,897,510	3,652,671

Net investment income	29,502,963	88,292,341	13,444,531	24,924,197	5,118,402	9,095,848	28,359,623	45,624,004	5,527,866	10,155,076	15,766,585	22,334,823

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	9,944,415	55,435,327	44,533	15,029,816	1,327,458	2,991,482	18,337,299	24,051,329	(1,492,682)	3,320,875	5,925,553	4,274,002
Swap transactions	—	—	(45,139)	—	—	—	7,985	—	—	—	—	—
In-kind redemptions	43,112,945	10,785,655	—	—	—	—	—	—	—	—	—	—

Net realized gain (loss) on total investments	53,057,360	66,220,982	(606)	15,029,816	1,327,458	2,991,482	18,345,284	24,051,329	(1,492,682)	3,320,875	5,925,553	4,274,002

Change in unrealized appreciation (depreciation) on:
Portfolio investments	(94,684,384)	67,852,077	(12,913,152)	16,840,210	(7,295,402)	8,864,795	1,770,165	21,194,800	(18,227,687)	6,001,045	(10,948,529)	54,857,894
Affiliated investments	—	—	132,221	354,532	—	—	—	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	31	—	10	—	—	—	—	—	—	—	—	—

Net change in unrealized appreciation (depreciation) on total investments	(94,684,353)	67,852,077	(12,780,921)	17,194,742	(7,295,402)	8,864,795	1,770,165	21,194,800	(18,227,687)	6,001,045	(10,948,529)	54,857,894

Net realized and unrealized gain (loss) on total investments	(41,626,993)	134,073,059	(12,781,527)	32,224,558	(5,967,944)	11,856,277	20,115,449	45,246,129	(19,720,369)	9,321,920	(5,022,976)	59,131,896

Net increase (decrease) in net assets resulting from operations	$(12,124,030)	$222,365,400	$663,004	$57,148,755	$(849,542)	$20,952,125	$48,475,072	$90,870,133	$(14,192,503)	$19,476,996	$10,743,609	$81,466,719

38	2011 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Annual Report	39

STATEMENTS OF OPERATIONS	concluded

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

	Bond Index Fund		Money Market Fund

	For the six month period ended March 31, 2011	For the year ended September 30, 2010	For the six month period ended March 31, 2011	For the year ended September 30, 2010

INVESTMENT INCOME
Interest	$14,772,816	$4,969,583	$1,300,180	$3,401,193

Total income	14,772,816	4,969,583	1,300,180	3,401,193

EXPENSES
Management fees	575,506	155,271	557,763	1,251,950
Distribution fees — Retail Class	6,713	5,798	371,037	900,904
Distribution fees — Premier Class	1,454	1,681	11,376	3,343
Fund administration fees	38,763	12,684	41,703	99,773
Custody and accounting fees	118,607	84,946	18,913	57,316
Professional fees	60,668	107,097	74,990	95,180
Shareholder reports	65,756	27,361	39,343	147,403
Shareholder servicing — Institutional Class	7,668	1,420	2,754	2,452
Shareholder servicing — Retirement Class	3,325	4,038	87,582	287,699
Shareholder servicing — Retail Class	3,274	2,253	376,408	532,427
Shareholder servicing — Premier Class	152	105	153	115
Trustee fees and expenses	5,857	1,345	4,888	10,448
Compliance fees	13,642	4,567	8,856	38,764
Interest expense	6,437	96	198	100
Registration fees	12,097	76,598	48,496	91,124
Other expenses	61,123	11,116	6,905	12,985

Total expenses	981,042	496,376	1,651,365	3,531,983
Less: Expenses reimbursed by the investment adviser	(218,905)	(280,849)	—	(101,539)
Fee waiver by investment adviser and TPIS	—	—	(534,057)	(520,770)

Net expenses	762,137	215,527	1,117,308	2,909,674

Net investment income	14,010,679	4,754,056	182,872	491,519

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	(1,918,283)	585,662	475	1,905

Net realized gain (loss) on total investments	(1,918,283)	585,662	475	1,905

Change in unrealized appreciation (depreciation) on:
Portfolio investments	(25,284,776)	7,529,771	—	—

Net change in unrealized appreciation (depreciation) on total investments	(25,284,776)	7,529,771	—	—

Net realized and unrealized gain (loss) on total investments	(27,203,059)	8,115,433	475	1,905

Net increase (decrease) in net assets resulting from operations	$(13,192,380)	$12,869,489	$183,347	$493,424

40	2011 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

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See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Annual Report	41

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Bond Fund			Bond Plus Fund			Short-Term Bond Fund

		For the six month period ended March 31, 2011	For the year ended September 30, 2010	For the year ended September 30, 2009	For the six month period ended March 31, 2011	For the year ended September 30, 2010	For the year ended September 30, 2009	For the six month period ended March 31, 2011	For the year ended September 30, 2010	For the year ended September 30, 2009

OPERATIONS
Net investment income		$29,502,963	$88,292,341	$80,960,413	$13,444,531	$24,924,197	$23,663,841	$5,118,402	$9,095,848	$8,942,889
Net realized gain (loss) on total investments		53,057,360	66,220,982	(11,427,158)	(606)	15,029,816	(10,589,590)	1,327,458	2,991,482	1,518,737
Net change in unrealized appreciation (depreciation) on total investments		(94,684,353)	67,852,077	115,677,259	(12,780,921)	17,194,742	30,801,160	(7,295,402)	8,864,795	6,886,857

Net increase (decrease) from operations		(12,124,030)	222,365,400	185,210,514	663,004	57,148,755	43,875,411	(849,542)	20,952,125	17,348,483

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(25,165,412)	(80,236,024)	(77,677,501)	(6,918,419)	(9,854,844)	(10,468,024)	(2,256,278)	(3,196,821)	(4,066,159)
	Retirement Class	(3,169,553)	(6,492,164)	(2,231,239)	(1,437,789)	(3,324,496)	(1,593,521)	(1,169,865)	(2,446,968)	(1,182,042)
	Retail Class	(755,988)	(1,448,590)	(1,036,858)	(4,875,223)	(11,669,182)	(11,600,903)	(1,482,570)	(3,293,093)	(3,693,739)
	Premier Class*	(412,010)	(115,569)	—	(206,154)	(75,695)	—	(209,689)	(158,917)	—
From realized gains:	Institutional Class	(17,950,957)	—	—	—	—	—	—	—	—
	Retirement Class	(2,758,263)	—	—	—	—	—	—	—	—
	Retail Class	(667,786)	—	—	—	—	—	—	—	—
	Premier Class*	(379,240)	—	—	—	—	—	—	—	—

Total distributions		(51,259,209)	(88,292,347)	(80,945,598)	(13,437,585)	(24,924,217)	(23,662,448)	(5,118,402)	(9,095,799)	(8,941,940)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	243,797,264	783,516,875	677,854,943	273,291,006	68,336,531	79,727,686	114,990,480	94,544,894	42,737,307
	Retirement Class	45,947,853	193,791,135	97,849,969	7,720,803	69,782,784	60,107,005	38,567,387	122,411,537	48,293,966
	Retail Class	10,062,531	31,267,123	19,736,042	11,592,216	32,951,105	17,066,006	28,043,297	56,845,424	21,033,267
	Premier Class*	15,830,867	22,158,416	250,000	3,515,581	11,069,571	250,000	13,215,772	20,429,281	250,000
Reinvestments of distributions:	Institutional Class	40,896,632	78,131,122	74,219,991	6,911,820	9,837,634	10,441,879	2,020,919	2,603,625	2,923,314
	Retirement Class	5,927,816	6,492,137	2,230,660	1,437,789	3,324,496	1,593,227	1,169,650	2,446,968	1,181,985
	Retail Class	1,370,611	1,381,632	980,542	4,418,495	10,613,073	10,528,426	1,405,033	3,107,608	3,460,546
	Premier Class*	791,250	115,569	—	206,154	75,695	—	209,689	158,917	—
Redemptions:	Institutional Class	(1,025,283,111)	(658,369,598)	(583,501,951)	(16,325,684)	(59,262,454)	(135,917,077)	(34,871,405)	(26,566,337)	(83,521,470)
	Retirement Class	(21,797,234)	(94,244,228)	(10,798,451)	(27,056,249)	(44,221,173)	(15,848,131)	(25,644,862)	(63,302,350)	(14,211,782)
	Retail Class	(11,662,789)	(11,855,580)	(8,182,644)	(22,039,606)	(29,525,633)	(30,687,835)	(21,735,142)	(26,210,905)	(20,214,679)
	Premier Class*	(2,089,784)	(578,902)	—	(3,335,580)	(686,091)	—	(13,164,980)	(1,207,324)	—

Net increase (decrease) from shareholder transactions		(696,208,094)	351,805,701	270,639,101	240,336,745	72,295,538	(2,738,814)	104,205,838	185,261,338	1,932,454

Net increase (decrease) in net assets		(759,591,333)	485,878,754	374,904,017	227,562,164	104,520,076	17,474,149	98,237,894	197,117,664	10,338,997
NET ASSETS
Beginning of period		2,794,032,689	2,308,153,935	1,933,249,918	618,125,094	513,605,018	496,130,869	467,229,126	270,111,462	259,772,465

End of period		$2,034,441,356	$2,794,032,689	$2,308,153,935	$845,687,258	$618,125,094	$513,605,018	$565,467,020	$467,229,126	$270,111,462

Undistributed net investment income included in net assets		$21,966	$21,225	$21,231	$34,084	$34,082	$34,102	$(7,081)	$(7,081)	$(7,130)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	23,279,338	75,599,135	68,905,026	26,750,221	6,767,050	8,598,402	11,102,473	9,169,996	4,327,425
	Retirement Class	4,293,600	18,437,353	9,695,033	754,629	6,955,121	6,463,407	3,719,525	11,976,622	4,867,796
	Retail Class	940,074	2,969,859	1,964,294	1,131,263	3,289,934	1,818,815	2,703,199	5,549,673	2,120,022
	Premier Class*	1,496,648	2,092,153	24,510	343,304	1,082,140	25,562	1,274,577	1,982,974	24,728
Shares reinvested:	Institutional Class	3,924,608	7,528,123	7,535,551	677,453	983,559	1,118,855	195,248	254,107	295,722
	Retirement Class	559,857	613,997	221,338	140,439	330,982	168,906	112,837	238,336	119,101
	Retail Class	129,540	130,854	97,923	431,479	1,059,102	1,125,267	135,535	303,271	349,603
	Premier Class*	76,013	10,849	—	20,177	7,358	—	20,227	15,411	—
Shares redeemed:	Institutional Class	(96,193,377)	(62,776,645)	(60,196,964)	(1,582,921)	(5,926,502)	(14,670,423)	(3,351,649)	(2,591,691)	(8,479,425)
	Retirement Class	(2,033,572)	(8,807,681)	(1,099,603)	(2,641,826)	(4,374,821)	(1,709,734)	(2,473,095)	(6,142,221)	(1,434,049)
	Retail Class	(1,100,692)	(1,125,808)	(823,780)	(2,154,744)	(2,952,209)	(3,288,993)	(2,100,546)	(2,563,689)	(2,046,223)
	Premier Class*	(201,127)	(54,448)	—	(326,525)	(66,740)	—	(1,272,894)	(117,098)	—

Net increase (decrease) from shareholder transactions		(64,829,090)	34,617,741	26,323,328	23,542,949	7,154,974	(349,936)	10,065,437	18,075,691	144,700

*     The Premier Class commenced operations on September 30, 2009.

42	2011 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Annual Report	43

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		High-Yield Fund			Tax-Exempt Bond Fund			Inflation-Linked Bond Fund

		For the six month period ended March 31, 2011	For the year ended September 30, 2010	For the year ended September 30, 2009	For the six month period ended March 31, 2011	For the year ended September 30, 2010	For the year ended September 30, 2009	For the six month period ended March 31, 2011	For the year ended September 30, 2010	For the year ended September 30, 2009

OPERATIONS
Net investment income		$28,359,623	$45,624,004	$35,743,171	$5,527,866	$10,155,076	$9,142,202	$15,766,585	$22,334,823	$(1,669,995)
Net realized gain (loss) on total investments		18,345,284	24,051,329	(34,864,100)	(1,492,682)	3,320,875	368,128	5,925,553	4,274,002	(6,137,931)
Net change in unrealized appreciation (depreciation) on total investments		1,770,165	21,194,800	71,218,652	(18,227,687)	6,001,045	19,874,276	(10,948,529)	54,857,894	37,861,907

Net increase (decrease) from operations		48,475,072	90,870,133	72,097,723	(14,192,503)	19,476,996	29,384,606	10,743,609	81,466,719	30,053,981

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(16,075,075)	(23,073,446)	(20,591,953)	(227,647)	(625,370)	(2,060,601)	(11,133,676)	(15,483,118)	(19,836)
	Retirement Class	(5,612,284)	(11,344,973)	(5,584,092)	—	—	—	(2,325,150)	(3,591,078)	(4,168)
	Retail Class	(5,679,780)	(10,617,617)	(9,564,219)	(5,300,220)	(9,529,774)	(7,081,601)	(2,085,181)	(3,169,430)	(5,250)
	Premier Class*	(1,003,595)	(587,964)	—	—	—	—	(223,690)	(52,139)	—
From realized gains:	Institutional Class	—	—	—	(146,373)	(27,853)	(25,720)	—	—	—
	Retirement Class	—	—	—	—	—	—	—	—	—
	Retail Class	—	—	—	(3,277,554)	(405,427)	(71,936)	—	—	—
	Premier Class*	—	—	—	—	—	—	—	—	—

Total distributions		(28,370,734)	(45,624,000)	(35,740,264)	(8,951,794)	(10,588,424)	(9,239,858)	(15,767,697)	(22,295,765)	(29,254)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	141,374,570	197,790,236	95,448,518	510,400	2,697,533	4,164,257	101,714,674	239,989,479	135,301,362
	Retirement Class	38,465,048	95,079,140	83,363,065	—	—	—	33,516,771	94,080,296	53,092,335
	Retail Class	25,385,799	38,129,592	32,245,357	26,695,863	98,734,879	56,343,467	19,343,209	40,801,163	40,355,233
	Premier Class*	26,074,556	19,143,300	250,000	—	—	—	8,562,034	14,334,508	250,000
Reinvestments of distributions:	Institutional Class	11,164,031	18,067,942	15,946,293	29,536	86,949	1,359,690	10,522,062	14,556,717	18,482
	Retirement Class	5,609,474	11,344,973	5,583,477	—	—	—	2,324,993	3,590,870	4,168
	Retail Class	4,927,196	9,191,656	8,247,413	7,710,106	8,765,349	6,167,680	1,997,604	3,037,653	5,016
	Premier Class*	1,003,595	587,964	—	—	—	—	223,690	52,139	—
Redemptions:	Institutional Class	(35,642,208)	(85,854,685)	(108,190,157)	(4,397,613)	(11,491,638)	(51,904,759)	(74,772,872)	(82,326,380)	(74,503,413)
	Retirement Class	(38,140,059)	(76,438,460)	(5,212,659)	—	—	—	(34,243,048)	(44,762,900)	(32,067,243)
	Retail Class	(21,469,778)	(27,772,219)	(23,928,008)	(49,230,571)	(33,199,853)	(22,650,311)	(20,942,615)	(32,237,076)	(48,993,129)
	Premier Class*	(14,079,548)	(3,868,167)	—	—	—	—	(7,317,586)	(488,010)	—

Net increase (decrease) from shareholder transactions		144,672,676	195,401,272	103,753,299	(18,682,279)	65,593,219	(6,519,976)	40,928,916	250,628,459	73,462,811

Net increase (decrease) in net assets		164,777,014	240,647,405	140,110,758	(41,826,576)	74,481,791	13,624,772	35,904,828	309,799,413	103,487,538
NET ASSETS
Beginning of period		738,525,646	497,878,241	357,767,483	333,809,989	259,328,198	245,703,426	1,073,981,416	764,182,003	660,694,465

End of period		$903,302,660	$738,525,646	$497,878,241	$291,983,413	$333,809,989	$259,328,198	$1,109,886,244	$1,073,981,416	$764,182,003

Undistributed net investment income included in net assets		$(295,279)	$(295,279)	$(295,283)	$11,267	$45,739	$45,807	$11,897	$13,009	$(26,048)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	14,284,381	21,035,133	12,420,381	50,384	255,254	425,273	9,110,137	22,158,851	13,554,083
	Retirement Class	3,884,199	10,150,586	10,402,994	—	—	—	2,965,100	8,637,641	5,184,507
	Retail Class	2,555,400	4,073,733	4,013,783	2,572,586	9,399,973	5,601,237	1,756,406	3,847,240	4,114,123
	Premier Class*	2,641,412	2,048,858	27,655	—	—	—	759,807	1,307,248	23,742
Shares reinvested:	Institutional Class	1,127,143	1,936,501	2,058,813	2,889	8,348	137,851	950,084	1,345,057	1,762
	Retirement Class	566,485	1,215,922	689,901	—	—	—	208,039	329,102	394
	Retail Class	495,680	981,485	1,053,232	753,676	833,851	619,384	183,873	286,364	487
	Premier Class*	101,418	62,463	—	—	—	—	20,196	4,694	—
Shares redeemed:	Institutional Class	(3,602,979)	(9,209,662)	(14,400,688)	(433,608)	(1,102,954)	(5,178,337)	(6,689,268)	(7,560,534)	(7,545,244)
	Retirement Class	(3,862,517)	(8,138,989)	(646,746)	—	—	—	(3,005,942)	(4,048,954)	(3,276,674)
	Retail Class	(2,155,455)	(2,976,515)	(3,121,863)	(4,829,251)	(3,171,873)	(2,296,501)	(1,917,139)	(3,041,074)	(5,093,034)
	Premier Class*	(1,420,788)	(410,002)	—	—	—	—	(651,999)	(44,055)	—

Net increase (decrease) from shareholder transactions		14,614,379	20,769,513	12,497,462	(1,883,324)	6,222,599	(691,093)	3,689,294	23,221,580	6,964,146

* The Premier Class commenced operations on September 30, 2009.

44	2011 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Annual Report	45

STATEMENTS OF CHANGES IN NET ASSETS	concluded

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Bond Index Fund			Money Market Fund

		For the six month period ended March 31, 2011	For the year ended September 30, 2010	For the period ended September 30, 2009 †	For the six month period ended March 31, 2011	For the year ended September 30, 2010	For the year ended September 30, 2009

OPERATIONS
Net investment income		$14,010,679	$4,754,056	$75,689	$182,872	$491,519	$13,737,693
Net realized gain (loss) on total investments		(1,918,283)	585,662	324	475	1,905	4,239
Net change in unrealized appreciation (depreciation) on total investments		(25,284,776)	7,529,771	434,782	—	—	—

Net increase (decrease) from operations		(13,192,380)	12,869,489	510,795	183,347	493,424	13,741,932

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(13,904,454)	(4,613,903)	(74,424)	(182,872)	(473,302)	(3,063,713)
	Retirement Class	(27,460)	(43,720)	(658)	—	(2,398)	(1,143,421)
	Retail Class	(56,387)	(63,505)	(614)	—	(15,797)	(9,530,561)
	Premier Class*	(22,378)	(32,915)	—	—	(20)	—
From realized gains:	Institutional Class	(931,923)	(17,947)	—	—	—	—
	Retirement Class	(1,588)	(181)	—	—	—	—
	Retail Class	(3,822)	(276)	—	—	—	—
	Premier Class*	(1,121)	(180)	—	—	—	—

Total distributions		(14,949,133)	(4,772,627)	(75,696)	(182,872)	(491,517)	(13,737,695)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	1,134,156,768	321,957,476	106,716,000	80,862,315	197,525,504	126,024,537
	Retirement Class	2,239,720	1,759,492	1,000,000	18,231,625	42,534,813	130,715,137
	Retail Class	2,816,795	3,410,109	1,000,000	132,307,237	246,031,424	383,740,953
	Premier Class*	1,371,642	428,898	1,000,000	10,801,118	13,190,522	250,000
Reinvestments of distributions:	Institutional Class	14,828,113	4,631,850	74,424	182,803	472,841	3,063,347
	Retirement Class	29,048	43,901	657	—	2,398	1,141,742
	Retail Class	55,983	62,792	614	—	14,855	9,331,172
	Premier Class*	23,499	33,095	—	—	20	—
Redemptions:	Institutional Class	(150,159,088)	(22,201,670)	(7,720,000)	(87,702,934)	(100,248,680)	(86,488,288)
	Retirement Class	(1,952,267)	(11,500)	—	(32,905,616)	(96,517,908)	(96,274,278)
	Retail Class	(724,225)	(392,338)	—	(200,640,157)	(482,770,768)	(599,289,109)
	Premier Class*	(25,708)	(64,158)	—	(7,554,193)	(1,009,364)	—

Net increase (decrease) from shareholder transactions		1,002,660,280	309,657,947	102,071,695	(86,417,802)	(180,774,343)	(127,784,787)

Net increase (decrease) in net assets		974,518,767	317,754,809	102,506,794	(86,417,327)	(180,772,436)	(127,780,550)
NET ASSETS
Beginning of period		420,261,603	102,506,794	—	1,176,178,855	1,356,951,291	1,484,731,841

End of period		$1,394,780,370	$420,261,603	$102,506,794	$1,089,761,528	$1,176,178,855	$1,356,951,291

Undistributed net investment income included in net assets		$1,338	$1,091	$107	$(7,509)	$(8,234)	$(9,049)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	108,594,414	31,042,454	10,667,729	80,862,315	197,525,504	126,024,537
	Retirement Class	217,216	171,728	100,000	18,231,625	42,534,813	130,715,137
	Retail Class	271,987	333,959	100,000	132,307,237	246,031,424	383,740,953
	Premier Class*	133,372	41,597	99,602	10,801,118	13,190,522	250,000
Shares reinvested:	Institutional Class	1,438,634	451,476	7,413	182,803	472,841	3,063,347
	Retirement Class	2,809	4,278	65	—	2,398	1,141,743
	Retail Class	5,420	6,122	61	—	14,855	9,331,172
	Premier Class*	2,278	3,240	—	—	20	—
Shares redeemed:	Institutional Class	(14,436,475)	(2,174,639)	(768,924)	(87,702,934)	(100,248,680)	(86,488,288)
	Retirement Class	(187,285)	(1,102)	—	(32,905,616)	(96,517,908)	(96,274,278)
	Retail Class	(70,409)	(38,693)	—	(200,640,157)	(482,770,767)	(599,289,109)
	Premier Class*	(2,476)	(6,155)	—	(7,554,193)	(1,009,364)	—

Net increase (decrease) from shareholder transactions		95,969,485	29,834,265	10,205,946	(86,417,802)	(180,774,342)	(127,784,786)

*	The Premier Class commenced operations on September 30, 2009.

†	The Bond Index Fund commenced operations on September 14, 2009.

46	2011 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Annual Report	47

FINANCIAL HIGHLIGHTS

BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/11†		9/30/10		9/30/09		9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.70		$10.20		$9.68		$9.94	$9.97	$10.10

Gain from investment operations:
Net investment income (a)	0.15		0.35		0.41		0.48	0.49	0.47
Net realized and unrealized gain (loss) on total investments	(0.22)		0.50		0.52		(0.26)	(0.03)	(0.13)

Total gain (loss) from investment operations	(0.07)		0.85		0.93		0.22	0.46	0.34

Less distributions from:
Net investment income	(0.15)		(0.35)		(0.41)		(0.48)	(0.49)	(0.47)
Net realized gains	(0.12)		—		—		—	—	—

Total distributions	(0.27)		(0.35)		(0.41)		(0.48)	(0.49)	(0.47)

Net asset value, end of period	$10.36		$10.70		$10.20		$9.68	$9.94	$9.97

TOTAL RETURN	(0.67	)%(b)	8.47%		10.00%		2.06%	4.74%	3.46%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$1,681,237		$2,474,347		$2,151,009		$1,883,323	$1,615,363	$1,709,874
Ratio of expenses to average net assets before expense waiver and reimbursement	0.33	%(c)	0.33%		0.36%		0.32%	0.32%	0.25%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.33	%(c)	0.33%		0.34%		0.32%	0.32%	0.25%
Ratio of net investment income to average net assets	2.80	%(c)	3.35%		4.20%		4.79%	4.91%	4.71%
Portfolio turnover rate	161	%(b)(f)(g)	216	%(f)(g)	173	%(f)	113%	189%	183%

	Retirement Class

	3/31/11†		9/30/10		9/30/09		9/30/08	9/30/07	9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.88		$10.37		$9.84		$10.10	$10.13	$10.00

Gain from investment operations:
Net investment income (a)	0.14		0.32		0.39		0.46	0.47	0.24
Net realized and unrealized gain (loss) on total investments	(0.22)		0.52		0.54		(0.27)	(0.03)	0.11

Total gain (loss) from investment operations	(0.08)		0.84		0.93		0.19	0.44	0.35

Less distributions from:
Net investment income	(0.14)		(0.33)		(0.40)		(0.45)	(0.47)	(0.22)
Net realized gains	(0.12)		—		—		—	—	—

Total distributions	(0.26)		(0.33)		(0.40)		(0.45)	(0.47)	(0.22)

Net asset value, end of period	$10.54		$10.88		$10.37		$9.84	$10.10	$10.13

TOTAL RETURN	(0.76	)%(b)	8.22%		9.64%		1.87%	4.43%	3.52	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$261,330		$239,160		$121,753		$28,760	$8,302	$1,270
Ratio of expenses to average net assets before expense waiver and reimbursement	0.58	%(c)	0.58%		0.62%		0.57%	0.59%	7.70	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.58	%(c)	0.58%		0.59%		0.57%	0.59%	0.55	%(c)
Ratio of net investment income to average net assets	2.56	%(c)	3.06%		3.86%		4.56%	4.69%	4.69	%(c)
Portfolio turnover rate	161	%(b)(f)(g)	216	%(f)(g)	173	%(f)	113%	189%	183%

48	2011 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/11†		9/30/10		9/30/09		9/30/08	9/30/07	9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.87		$10.36		$9.83		$10.09	$10.11	$10.00

Gain from investment operations:
Net investment income (a)	0.14		0.33		0.41		0.48	0.49	0.23
Net realized and unrealized gain (loss) on total investments	(0.22)		0.52		0.53		(0.27)	(0.03)	0.11

Total gain (loss) from investment operations	(0.08)		0.85		0.94		0.21	0.46	0.34

Less distributions from:
Net investment income	(0.14)		(0.34)		(0.41)		(0.47)	(0.48)	(0.23)
Net realized gains	(0.12)		—		—		—	—	—

Total distributions	(0.26)		(0.34)		(0.41)		(0.47)	(0.48)	(0.23)

Net asset value, end of period	$10.53		$10.87		$10.36		$9.83	$10.09	$10.11

TOTAL RETURN	(0.74	)%(b)	8.31%		9.75%		2.08%	4.68%	3.42	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$56,163		$58,330		$35,143		$21,166	$7,078	$1,006
Ratio of expenses to average net assets before expense waiver and reimbursement	0.52	%(c)	0.50%		0.68%		0.56%	0.60%	7.52	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.52	%(c)	0.50%		0.50%		0.39%	0.42%	0.60	%(c)
Ratio of net investment income to average net assets	2.61	%(c)	3.16%		4.04%		4.73%	4.87%	4.63	%(c)
Portfolio turnover rate	161	%(b)(f)(g)	216	%(f)(g)	173	%(f)	113%	189%	183%

	Premier Class

	3/31/11†		9/30/10		9/30/09*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.71		$10.20		$10.20

Gain from investment operations:
Net investment income (a)	0.14		0.31		0.00	(e)
Net realized and unrealized gain (loss) on total investments	(0.22)		0.53		—

Total gain (loss) from investment operations	(0.08)		0.84		0.00	(e)

Less distributions from:
Net investment income	(0.14)		(0.33)		—
Net realized gains	(0.12)		—		—

Total distributions	(0.26)		(0.33)		—

Net asset value, end of period	$10.37		$10.71		$10.20

TOTAL RETURN	(0.75	)%(b)	8.40%		0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$35,712		$22,196		$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.48	%(c)	0.48%		220.90	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.48	%(c)	0.48%		0.50	%(c)
Ratio of net investment income to average net assets	2.65	%(c)	2.94%		0.00	%(c)
Portfolio turnover rate	161	%(b)(f)(g)	216	%(f)(g)	173	%(f)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Retirement Class and Retail Class commenced operations on March 31, 2006.
(e)	Amount represents less than $0.01 per share.
(f)	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ending March 31, 2011, September 30, 2010 and September 30, 2009 were 49%, 67% and 113%, respectively.
(g)	Does not include in-kind transactions.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Annual Report	49

FINANCIAL HIGHLIGHTS	continued

BOND PLUS FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/11†		9/30/10		9/30/09		9/30/08	9/30/07		9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.36		$9.78		$9.38		$10.00	$10.10		$10.00

Gain from investment operations:
Net investment income (a)	0.20		0.47		0.47		0.51	0.51		0.26
Net realized and unrealized gain (loss) on total investments	(0.20)		0.58		0.40		(0.62)	(0.10)		0.10

Total gain (loss) from investment operations	0.00	(e)	1.05		0.87		(0.11)	0.41		0.36

Less distributions from:
Net investment income	(0.20)		(0.47)		(0.47)		(0.51)	(0.51)		(0.26)
Net realized gains	—		—		—		—	(0.00	)(e)	—

Total distributions	(0.20)		(0.47)		(0.47)		(0.51)	(0.51)		(0.26)

Net asset value, end of period	$10.16		$10.36		$9.78		$9.38	$10.00		$10.10

TOTAL RETURN	(0.03	)%(b)	10.98%		9.67%		(1.18)%	4.16%		3.62	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$496,173		$238,020		$206,893		$245,035	$282,159		$57,393
Ratio of expenses to average net assets before expense waiver and reimbursement	0.37	%(c)	0.37%		0.40%		0.38%	0.42%		0.62	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.35	%(c)	0.35%		0.35%		0.35%	0.35%		0.35	%(c)
Ratio of net investment income to average net assets	3.90	%(c)	4.68%		5.07%		5.17%	5.12%		5.15	%(c)
Portfolio turnover rate	99	%(b)(f)	158	%(f)	143	%(f)	92%	137%		92	%(b)

	Retirement Class

	3/31/11†		9/30/10		9/30/09		9/30/08	9/30/07		9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.37		$9.79		$9.39		$10.02	$10.12		$10.00

Gain from investment operations:
Net investment income (a)	0.18		0.43		0.45		0.49	0.49		0.25
Net realized and unrealized gain (loss) on total investments	(0.20)		0.59		0.40		(0.63)	(0.09)		0.10

Total gain (loss) from investment operations	(0.02)		1.02		0.85		(0.14)	0.40		0.35

Less distributions from:
Net investment income	(0.18)		(0.44)		(0.45)		(0.49)	(0.50)		(0.23)
Net realized gains	—		—		—		—	(0.00	)(e)	—

Total distributions	(0.18)		(0.44)		(0.45)		(0.49)	(0.50)		(0.23)

Net asset value, end of period	$10.17		$10.37		$9.79		$9.39	$10.02		$10.12

TOTAL RETURN	(0.16	)%(b)	10.70%		9.39%		(1.49)%	4.01%		3.54	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$72,668		$92,179		$58,533		$9,913	$8,830		$2,474
Ratio of expenses to average net assets before expense waiver and reimbursement	0.62	%(c)	0.62%		0.65%		0.63%	0.72%		4.86	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.60	%(c)	0.60%		0.60%		0.61%	0.55%		0.55	%(c)
Ratio of net investment income to average net assets	3.58	%(c)	4.34%		4.80%		4.95%	4.92%		5.03	%(c)
Portfolio turnover rate	99	%(b)(f)	158	%(f)	143	%(f)	92%	137%		92	%(b)

50	2011 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

BOND PLUS FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/11†		9/30/10		9/30/09		9/30/08	9/30/07		9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.38		$9.80		$9.40		$10.02	$10.12		$10.00

Gain from investment operations:
Net investment income (a)	0.18		0.45		0.46		0.50	0.50		0.25
Net realized and unrealized gain (loss) on total investments	(0.20)		0.58		0.40		(0.61)	(0.10)		0.10

Total gain (loss) from investment operations	(0.02)		1.03		0.86		(0.11)	0.40		0.35

Less distributions from:
Net investment income	(0.18)		(0.45)		(0.46)		(0.51)	(0.50)		(0.23)
Net realized gains	—		—		—		—	(0.00	)(e)	—

Total distributions	(0.18)		(0.45)		(0.46)		(0.51)	(0.50)		(0.23)

Net asset value, end of period	$10.18		$10.38		$9.80		$9.40	$10.02		$10.12

TOTAL RETURN	(0.14	)%(b)	10.78%		9.50%		(1.26)%	4.09%		3.55	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$265,818		$277,069		$247,928		$241,183	$264,897		$2,581
Ratio of expenses to average net assets before expense waiver and reimbursement	0.59	%(c)	0.54%		0.74%		0.74%	0.77%		3.73	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.58	%(c)	0.52%		0.49%		0.44%	0.41%		0.50	%(c)
Ratio of net investment income to average net assets	3.62	%(c)	4.50%		4.93%		5.09%	5.07%		5.06	%(c)
Portfolio turnover rate	99	%(b)(f)	158	%(f)	143	%(f)	92%	137%		92	%(b)

	Premier Class

	3/31/11†		9/30/10		9/30/09*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.36		$9.78		$9.78

Gain from investment operations:
Net investment income (a)	0.19		0.40		0.00	(e)
Net realized and unrealized gain (loss) on total investments	(0.20)		0.63		—

Total gain (loss) from investment operations	(0.01)		1.03		0.00	(e)

Less distributions from:
Net investment income	(0.19)		(0.45)		—
Net realized gains	—		—		—

Total distributions	(0.19)		(0.45)		—

Net asset value, end of period	$10.16		$10.36		$9.78

TOTAL RETURN	(0.11	)%(b)	10.82%		0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$11,028		$10,857		$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.52	%(c)	0.52%		220.91	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.50	%(c)	0.50%		0.50	%(c)
Ratio of net investment income to average net assets	3.69	%(c)	3.89%		0.00	%(c)
Portfolio turnover rate	99	%(b)(f)	158	%(f)	143	%(f)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Fund commenced operations on March 31, 2006.
(e)	Amount represents less than $0.01 per share.
(f)	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ending March 31, 2011, September 30, 2010 and September 30, 2009 were 63%, 90% and 108%, respectively.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Annual Report	51

FINANCIAL HIGHLIGHTS	continued

SHORT-TERM BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/11†		9/30/10	9/30/09	9/30/08	9/30/07		9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.43		$10.11	$9.78	$10.04	$10.04		$10.00

Gain from investment operations:
Net investment income (a)	0.11		0.28	0.36	0.45	0.48		0.24
Net realized and unrealized gain (loss) on total investments	(0.13)		0.32	0.33	(0.26)	(0.00	)(e)	0.04

Total gain (loss) from investment operations	(0.02)		0.60	0.69	0.19	0.48		0.28

Less distributions from:
Net investment income	(0.11)		(0.28)	(0.36)	(0.45)	(0.48)		(0.24)
Net realized gains	—		—	—	—	(0.00	)(e)	—

Total distributions	(0.11)		(0.28)	(0.36)	(0.45)	(0.48)		(0.24)

Net asset value, end of period	$10.30		$10.43	$10.11	$9.78	$10.04		$10.04

TOTAL RETURN	(0.20	)%(b)	6.05%	7.23%	1.88%	4.87%		2.83	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$255,835		$176,043	$101,583	$135,936	$163,035		$56,867
Ratio of expenses to average net assets before expense waiver and reimbursement	0.32	%(c)	0.33%	0.38%	0.37%	0.40%		0.55	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.30	%(c)	0.30%	0.29%	0.31%	0.30%		0.30	%(c)
Ratio of net investment income to average net assets	2.11	%(c)	2.74%	3.66%	4.46%	4.76%		4.87	%(c)
Portfolio turnover rate	93	%(b)	95%	173%	102%	82%		83	%(b)

	Retirement Class

	3/31/11†		9/30/10	9/30/09	9/30/08	9/30/07		9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.44		$10.12	$9.78	$10.05	$10.06		$10.00

Gain from investment operations:
Net investment income (a)	0.10		0.25	0.34	0.42	0.46		0.24
Net realized and unrealized gain (loss) on total investments	(0.13)		0.33	0.34	(0.26)	(0.00	)(e)	0.03

Total gain (loss) from investment operations	(0.03)		0.58	0.68	0.16	0.46		0.27

Less distributions from:
Net investment income	(0.10)		(0.26)	(0.34)	(0.43)	(0.47)		(0.21)
Net realized gains	—		—	—	—	(0.00	)(e)	—

Total distributions	(0.10)		(0.26)	(0.34)	(0.43)	(0.47)		(0.21)

Net asset value, end of period	$10.31		$10.44	$10.12	$9.78	$10.05		$10.06

TOTAL RETURN	(0.32	)%(b)	5.79%	7.07%	1.56%	4.63%		2.75	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$134,128		$121,535	$56,366	$19,752	$12,785		$2,473
Ratio of expenses to average net assets before expense waiver and reimbursement	0.57	%(c)	0.58%	0.64%	0.63%	0.67%		4.50	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.55	%(c)	0.55%	0.54%	0.56%	0.50%		0.50	%(c)
Ratio of net investment income to average net assets	1.86	%(c)	2.42%	3.40%	4.23%	4.58%		4.76	%(c)
Portfolio turnover rate	93	%(b)	95%	173%	102%	82%		83	%(b)

52	2011 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

SHORT-TERM BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/11†		9/30/10	9/30/09	9/30/08	9/30/07		9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.44		$10.12	$9.78	$10.05	$10.05		$10.00

Gain from investment operations:
Net investment income (a)	0.10		0.26	0.35	0.44	0.47		0.24
Net realized and unrealized gain (loss) on total investments	(0.13)		0.33	0.34	(0.27)	0.01		0.03

Total gain (loss) from investment operations	(0.03)		0.59	0.69	0.17	0.48		0.27

Less distributions from:
Net investment income	(0.10)		(0.27)	(0.35)	(0.44)	(0.48)		(0.22)
Net realized gains	—		—	—	—	(0.00	)(e)	—

Total distributions	(0.10)		(0.27)	(0.35)	(0.44)	(0.48)		(0.22)

Net asset value, end of period	$10.31		$10.44	$10.12	$9.78	$10.05		$10.05

TOTAL RETURN	(0.30	)%(b)	5.87%	7.19%	1.71%	4.86%		2.75	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$155,623		$149,768	$111,912	$104,084	$101,059		$3,331
Ratio of expenses to average net assets before expense waiver and reimbursement	0.52	%(c)	0.50%	0.71%	0.67%	0.76%		2.88	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.50	%(c)	0.47%	0.43%	0.38%	0.34%		0.45	%(c)
Ratio of net investment income to average net assets	1.91	%(c)	2.58%	3.53%	4.40%	4.69%		4.82	%(c)
Portfolio turnover rate	93	%(b)	95%	173%	102%	82%		83	%(b)

	Premier Class

	3/31/11†		9/30/10	9/30/09*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.43		$10.11	$10.11

Gain from investment operations:
Net investment income (a)	0.10		0.25	0.00	(e)
Net realized and unrealized gain (loss) on total investments	(0.12)		0.34	—

Total gain (loss) from investment operations	(0.02)		0.59	0.00	(e)

Less distributions from:
Net investment income	(0.10)		(0.27)	—
Net realized gains	—		—	—

Total distributions	(0.10)		(0.27)	—

Net asset value, end of period	$10.31		$10.43	$10.11

TOTAL RETURN	(0.18	)%(b)	5.89%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$19,881		$19,884	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.47	%(c)	0.48%	220.86	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.45	%(c)	0.45%	0.45	%(c)
Ratio of net investment income to average net assets	1.95	%(c)	2.39%	0.00	%(c)
Portfolio turnover rate	93	%(b)	95%	173%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Fund commenced operations on March 31, 2006.
(e)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Annual Report	53

FINANCIAL HIGHLIGHTS	continued

HIGH-YIELD FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/11†		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.74		$9.04	$8.41	$9.94	$9.92	$10.00

Gain from investment operations:
Net investment income (a)	0.35		0.72	0.78	0.76	0.72	0.35
Net realized and unrealized gain (loss) on total investments	0.25		0.70	0.63	(1.52)	0.02	(0.08)

Total gain (loss) from investment operations	0.60		1.42	1.41	(0.76)	0.74	0.27

Less distributions from:
Net investment income	(0.35)		(0.72)	(0.78)	(0.76)	(0.72)	(0.35)
Net realized gains	—		—	—	(0.01)	—	—

Total distributions	(0.35)		(0.72)	(0.78)	(0.77)	(0.72)	(0.35)

Net asset value, end of period	$9.99		$9.74	$9.04	$8.41	$9.94	$9.92

TOTAL RETURN	6.22	%(b)	16.41%	18.83%	(8.15)%	7.66%	2.82	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$527,004		$398,933	$245,983	$228,048	$228,834	$53,478
Ratio of expenses to average net assets before expense waiver and reimbursement	0.40	%(c)	0.41%	0.45%	0.43%	0.49%	0.67	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.40	%(c)	0.40%	0.40%	0.40%	0.40%	0.40	%(c)
Ratio of net investment income to average net assets	7.04	%(c)	7.76%	10.07%	8.05%	7.30%	7.16	%(c)
Portfolio turnover rate	43	%(b)	109%	79%	59%	43%	26	%(b)

	Retirement Class

	3/31/11†		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.74		$9.04	$8.41	$9.95	$9.92	$10.00

Gain from investment operations:
Net investment income (a)	0.34		0.70	0.76	0.74	0.71	0.36
Net realized and unrealized gain (loss) on total investments	0.25		0.70	0.63	(1.53)	0.03	(0.12)

Total gain (loss) from investment operations	0.59		1.40	1.39	(0.79)	0.74	0.24

Less distributions from:
Net investment income	(0.34)		(0.70)	(0.76)	(0.74)	(0.71)	(0.32)
Net realized gains	—		—	—	(0.01)	—	—

Total distributions	(0.34)		(0.70)	(0.76)	(0.75)	(0.71)	(0.32)

Net asset value, end of period	$9.99		$9.74	$9.04	$8.41	$9.95	$9.92

TOTAL RETURN	6.09	%(b)	16.12%	18.54%	(8.45)%	7.61%	2.51	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$176,489		$166,383	$125,322	$28,694	$15,869	$6,620
Ratio of expenses to average net assets before expense waiver and reimbursement	0.65	%(c)	0.66%	0.71%	0.69%	0.73%	5.28	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.65	%(c)	0.65%	0.65%	0.65%	0.60%	0.60	%(c)
Ratio of net investment income to average net assets	6.78	%(c)	7.49%	9.38%	7.91%	7.10%	7.19	%(c)
Portfolio turnover rate	43	%(b)	109%	79%	59%	43%	26	%(b)

54	2011 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

HIGH-YIELD FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/11†		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.78		$9.08	$8.44	$9.98	$9.94	$10.00

Gain from investment operations:
Net investment income (a)	0.34		0.71	0.77	0.75	0.72	0.35
Net realized and unrealized gain (loss) on total investments	0.25		0.70	0.64	(1.53)	0.03	(0.09)

Total gain (loss) from investment operations	0.59		1.41	1.41	(0.78)	0.75	0.26

Less distributions from:
Net investment income	(0.34)		(0.71)	(0.77)	(0.75)	(0.71)	(0.32)
Net realized gains	—		—	—	(0.01)	—	—

Total distributions	(0.34)		(0.71)	(0.77)	(0.76)	(0.71)	(0.32)

Net asset value, end of period	$10.03		$9.78	$9.08	$8.44	$9.98	$9.94

TOTAL RETURN	6.11	%(b)	16.18%	18.78%	(8.28)%	7.76%	2.72	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$169,337		$156,374	$126,323	$101,026	$143,329	$2,819
Ratio of expenses to average net assets before expense waiver and reimbursement	0.59	%(c)	0.58%	0.79%	0.71%	0.76%	3.56	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.59	%(c)	0.57%	0.54%	0.48%	0.47%	0.55	%(c)
Ratio of net investment income to average net assets	6.85	%(c)	7.60%	9.86%	7.94%	7.25%	7.13	%(c)
Portfolio turnover rate	43	%(b)	109%	79%	59%	43%	26	%(b)

	Premier Class

	3/31/11†		9/30/10	9/30/09*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.74		$9.04	$9.04

Gain from investment operations:
Net investment income (a)	0.34		0.71	0.00	(e)
Net realized and unrealized gain on total investments	0.25		0.70	—

Total gain from investment operations	0.59		1.41	0.00	(e)

Less distributions from:
Net investment income	(0.34)		(0.71)	—
Net realized gains	—		—	—

Total distributions	(0.34)		(0.71)	—

Net asset value, end of period	$9.99		$9.74	$9.04

TOTAL RETURN	6.14	%(b)	16.23%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$30,472		$16,836	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.55	%(c)	0.56%	220.96	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.55	%(c)	0.55%	0.55	%(c)
Ratio of net investment income to average net assets	6.87	%(c)	7.52%	0.00	%(c)
Portfolio turnover rate	43	%(b)	109%	79%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Fund commenced operations on March 31, 2006.
(e)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Annual Report	55

FINANCIAL HIGHLIGHTS	continued

TAX-EXEMPT BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/11†		9/30/10	9/30/09		9/30/08		9/30/07	9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.80		$10.51	$9.69		$10.13		$10.19	$10.00

Gain from investment operations:
Net investment income (a)	0.19		0.38	0.38		0.36		0.38	0.19
Net realized and unrealized gain (loss) on total investments	(0.63)		0.31	0.82		(0.44)		(0.06)	0.19

Total gain (loss) from investment operations	(0.44)		0.69	1.20		(0.08)		0.32	0.38

Less distributions from:
Net investment income	(0.19)		(0.38)	(0.38)		(0.36)		(0.38)	(0.19)
Net realized gains	(0.11)		(0.02)	(0.00	)(e)	(0.00	)(e)	—	—

Total distributions	(0.30)		(0.40)	(0.38)		(0.36)		(0.38)	(0.19)

Net asset value, end of period	$10.06		$10.80	$10.51		$9.69		$10.13	$10.19

TOTAL RETURN	(4.07	)%(b)	6.75%	12.70%		(0.87)%		3.21%	3.85	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$10,003		$14,845	$23,263		$66,144		$75,790	$51,414
Ratio of expenses to average net assets before expense waiver and reimbursement	0.40	%(c)	0.38%	0.42%		0.41%		0.46%	0.63	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.35	%(c)	0.35%	0.35%		0.36%		0.35%	0.35	%(c)
Ratio of net investment income to average net assets	3.70	%(c)	3.66%	3.83%		3.51%		3.76%	3.79	%(c)
Portfolio turnover rate	11	%(b)	29%	28%		50%		48%	73	%(b)

	Retail Class

	3/31/11†		9/30/10	9/30/09		9/30/08		9/30/07	9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.81		$10.52	$9.70		$10.14		$10.20	$10.00

Gain from investment operations:
Net investment income (a)	0.18		0.37	0.36		0.35		0.38	0.19
Net realized and unrealized gain (loss) on total investments	(0.63)		0.31	0.83		(0.44)		(0.06)	0.18

Total gain (loss) from investment operations	(0.45)		0.68	1.19		(0.09)		0.32	0.37

Less distributions from:
Net investment income	(0.18)		(0.37)	(0.37)		(0.35)		(0.38)	(0.17)
Net realized gains	(0.11)		(0.02)	(0.00	)(e)	(0.00	)(e)	—	—

Total distributions	(0.29)		(0.39)	(0.37)		(0.35)		(0.38)	(0.17)

Net asset value, end of period	$10.07		$10.81	$10.52		$9.70		$10.14	$10.20

TOTAL RETURN	(4.14	)%(b)	6.61%	12.55%		(0.90)%		3.16%	3.77	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$281,980		$318,965	$236,065		$179,559		$179,606	$4,302
Ratio of expenses to average net assets before expense waiver and reimbursement	0.55	%(c)	0.52%	0.70%		0.65%		0.72%	2.93	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.51	%(c)	0.49%	0.47%		0.39%		0.39%	0.50	%(c)
Ratio of net investment income to average net assets	3.56	%(c)	3.52%	3.67%		3.49%		3.76%	3.77	%(c)
Portfolio turnover rate	11	%(b)	29%	28%		50%		48%	73	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Fund commenced operations on March 31, 2006.
(e)	Amount represents less than $0.01 per share.
†	Amounts shown are for the six-months period ended March 31, 2011 and are not necessarily indicative of a full year of operations.
The Fund changed its fiscal year end from September 30 to March 31.

56	2011 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

INFLATION-LINKED BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/11†		9/30/10	9/30/09		9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.21		$10.53	$10.07		$10.12	$10.08	$10.69

Gain from investment operations:
Net investment income (a)	0.17		0.27	(0.02)		0.71	0.41	0.56
Net realized and unrealized gain (loss) on total investments	(0.05)		0.67	0.48		(0.07)	0.03	(0.39)

Total gain from investment operations	0.12		0.94	0.46		0.64	0.44	0.17

Less distributions from:
Net investment income	(0.17)		(0.26)	(0.00	)(e)	(0.69)	(0.40)	(0.57)
Net realized gains	—		—	—		—	—	(0.21)

Total distributions	(0.17)		(0.26)	(0.00	)(e)	(0.69)	(0.40)	(0.78)

Net asset value, end of period	$11.16		$11.21	$10.53		$10.07	$10.12	$10.08

TOTAL RETURN	1.05	%(b)	9.04%	4.57%		6.20%	4.51%	1.70%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$771,048		$737,043	$524,468		$440,993	$438,862	$363,157
Ratio of expenses to average net assets before expense waiver and reimbursement	0.29	%(c)	0.32%	0.39%		0.34%	0.36%	0.28%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.29	%(c)	0.32%	0.35%		0.34%	0.35%	0.28%
Ratio of net investment income to average net assets	3.01	%(c)	2.47%	(0.18)%		6.67%	4.07%	5.46%
Portfolio turnover rate	7	%(b)	12%	17%		16%	26%	83%

	Retirement Class

	3/31/11†		9/30/10	9/30/09		9/30/08	9/30/07	9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.31		$10.62	$10.18		$10.23	$10.19	$10.00

Gain from investment operations:
Net investment income (a)	0.15		0.24	(0.02)		0.82	0.45	0.31
Net realized and unrealized gain (loss) on total investments	(0.06)		0.68	0.46		(0.20)	(0.02)	0.09

Total gain from investment operations	0.09		0.92	0.44		0.62	0.43	0.40

Less distributions from:
Net investment income	(0.15)		(0.23)	(0.00	)(e)	(0.67)	(0.39)	(0.21)
Net realized gains	—		—	—		—	—	—

Total distributions	(0.15)		(0.23)	(0.00	)(e)	(0.67)	(0.39)	(0.21)

Net asset value, end of period	$11.25		$11.31	$10.62		$10.18	$10.23	$10.19

TOTAL RETURN	0.83	%(b)	8.80%	4.33%		5.95%	4.29%	4.04	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$176,090		$175,037	$112,192		$88,127	$17,840	$5,661
Ratio of expenses to average net assets before expense waiver and reimbursement	0.54	%(c)	0.57%	0.64%		0.59%	0.61%	2.44	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.54	%(c)	0.57%	0.60%		0.59%	0.55%	0.55	%(c)
Ratio of net investment income to average net assets	2.77	%(c)	2.20%	(0.20)%		7.57%	4.47%	6.08	%(c)
Portfolio turnover rate	7	%(b)	12%	17%		16%	26%	83%

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Annual Report	57

FINANCIAL HIGHLIGHTS	continued

INFLATION-LINKED BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/11†		9/30/10	9/30/09		9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.00		$10.34	$9.90		$9.96	$9.93	$10.54

Gain from investment operations:
Net investment income (a)	0.16		0.24	(0.06)		0.77	0.38	0.54
Net realized and unrealized gain (loss) on total investments	(0.05)		0.66	0.50		(0.15)	0.04	(0.39)

Total gain from investment operations	0.11		0.90	0.44		0.62	0.42	0.15

Less distributions from:
Net investment income	(0.16)		(0.24)	(0.00	)(e)	(0.68)	(0.39)	(0.55)
Net realized gains	—		—	—		—	—	(0.21)

Total distributions	(0.16)		(0.24)	(0.00	)(e)	(0.68)	(0.39)	(0.76)

Net asset value, end of period	$10.95		$11.00	$10.34		$9.90	$9.96	$9.93

TOTAL RETURN	0.98	%(b)	8.84%	4.45%		6.11%	4.35%	1.53%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$146,917		$147,427	$127,272		$131,575	$56,824	$59,388
Ratio of expenses to average net assets before expense waiver and reimbursement	0.47	%(c)	0.49%	0.66%		0.58%	0.63%	0.47%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.47	%(c)	0.49%	0.49%		0.44%	0.48%	0.43%
Ratio of net investment income to average net assets	2.80	%(c)	2.30%	(0.59)%		7.28%	3.85%	5.32%
Portfolio turnover rate	7	%(b)	12%	17%		16%	26%	83%

	Premier Class

	3/31/11†		9/30/10	9/30/09*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.21		$10.53	$10.53

Gain from investment operations:
Net investment income (a)	0.16		0.13	0.00	(e)
Net realized and unrealized gain (loss) on total investments	(0.06)		0.80	—

Total gain from investment operations	0.10		0.93	0.00	(e)

Less distributions from:
Net investment income	(0.16)		(0.25)	—
Net realized gains	—		—	—

Total distributions	(0.16)		(0.25)	—

Net asset value, end of period	$11.15		$11.21	$10.53

TOTAL RETURN	0.89	%(b)	8.89%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$15,832		$14,474	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.44	%(c)	0.47%	220.91	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.44	%(c)	0.47%	0.50	%(c)
Ratio of net investment income to average net assets	2.88	%(c)	1.19%	0.00	%(c)
Portfolio turnover rate	7	%(b)	12%	17%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Retirement Class commenced operations on March 31, 2006.
(e)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

58	2011 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

BOND INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/11†		9/30/10		9/30/09(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.50		$10.04		$10.00

Gain from investment operations:
Net investment income (a)	0.13		0.31		0.01
Net realized and unrealized gain (loss) on total investments	(0.24)		0.46		0.04

Total gain (loss) from investment operations	(0.11)		0.77		0.05

Less distributions from:
Net investment income	(0.13)		(0.31)		(0.01)
Net realized gains	(0.01)		(0.00	)(e)	—

Total distributions	(0.14)		(0.31)		(0.01)

Net asset value, end of period	$10.25		$10.50		$10.04

TOTAL RETURN	(1.11	)%(b)	7.87%		0.48	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$1,382,598		$411,709		$99,497
Ratio of expenses to average net assets before expense waiver and reimbursement	0.17	%(c)	0.31%		3.37	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.13	%(c)	0.13%		0.12	%(c)
Ratio of net investment income to average net assets	2.44	%(c)	3.08%		1.65	%(c)
Portfolio turnover rate	87	%(b)(f)	66	%(f)	279	%(b)

	Retirement Class

	3/31/11†		9/30/10		9/30/09(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.50		$10.04		$10.00

Gain from investment operations:
Net investment income (a)	0.11		0.29		0.01
Net realized and unrealized gain (loss) on total investments	(0.23)		0.46		0.04

Total gain (loss) from investment operations	(0.12)		0.75		0.05

Less distributions from:
Net investment income	(0.11)		(0.29)		(0.01)
Net realized gains	(0.01)		(0.00	)(e)	—

Total distributions	(0.12)		(0.29)		(0.01)

Net asset value, end of period	$10.26		$10.50		$10.04

TOTAL RETURN	(1.14	)%(b)	7.61%		0.47	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$3,157		$2,887		$1,005
Ratio of expenses to average net assets before expense waiver and reimbursement	0.43	%(c)	0.57%		6.81	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.38	%(c)	0.38%		0.36	%(c)
Ratio of net investment income to average net assets	2.19	%(c)	2.82%		1.41	%(c)
Portfolio turnover rate	87	%(b)(f)	66	%(f)	279	%(b)

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Annual Report	59

FINANCIAL HIGHLIGHTS	continued

BOND INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/11	†	9/30/10		9/30/09	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.50		$10.04		$10.00

Gain from investment operations:
Net investment income (a)	0.11		0.28		0.01
Net realized and unrealized gain (loss) on total investments	(0.23)		0.46		0.04

Total gain (loss) from investment operations	(0.12)		0.74		0.05

Less distributions from:
Net investment income	(0.11)		(0.28)		(0.01)
Net realized gains	(0.01)		(0.00	)(e)	—

Total distributions	(0.12)		(0.28)		(0.01)

Net asset value, end of period	$10.26		$10.50		$10.04

TOTAL RETURN	(1.19	)%(b)	7.51%		0.46	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$6,242		$4,215		$1,005
Ratio of expenses to average net assets before expense waiver and reimbursement	0.54	%(c)	0.66%		6.81	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.48	%(c)	0.48%		0.45	%(c)
Ratio of net investment income to average net assets	2.10	%(c)	2.74%		1.32	%(c)
Portfolio turnover rate	87	%(b)(f)	66	%(f)	279	%(b)

	Premier Class

	3/31/11	†	9/30/10		9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.49		$10.04		$10.04

Gain from investment operations:
Net investment income (a)	0.12		0.30		—
Net realized and unrealized gain (loss) on total investments	(0.23)		0.45		—

Total gain (loss) from investment operations	(0.11)		0.75		—

Less distributions from:
Net investment income	(0.12)		(0.30)		—
Net realized gains	(0.01)		(0.00	)(e)	—

Total distributions	(0.13)		(0.30)		—

Net asset value, end of period	$10.25		$10.49		$10.04

TOTAL RETURN	(1.09	)%(b)	7.61%		0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$2,784		$1,451		$1,000
Ratio of expenses to average net assets before expense waiver and reimbursement	0.33	%(c)	0.47%		55.37	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.28	%(c)	0.28%		0.28	%(c)
Ratio of net investment income to average net assets	2.31	%(c)	2.94%		0.00	%(c)
Portfolio turnover rate	87	%(b)(f)	66	%(f)	279	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Fund commenced operations on September 14, 2009.
(e)	Amount represents less than $0.01 per share.
(f)	Does not include in-kind transactions.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

60	2011 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

MONEY MARKET FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/11	†	9/30/10		9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Gain from investment operations:
Net investment income (a)	0.00	(e)	0.00	(e)	0.01	0.03	0.05	0.05
Net realized and unrealized gain on total investments	—		—		—	—	—	—

Total gain from investment operations	0.00	(e)	0.00	(e)	0.01	0.03	0.05	0.05

Less distributions from:
Net investment income	(0.00	)(e)	(0.00	)(e)	(0.01)	(0.03)	(0.05)	(0.05)
Net realized gains	—		—		—	—	—	—

Total distributions	(0.00	)(e)	(0.00	)(e)	(0.01)	(0.03)	(0.05)	(0.05)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.04	%(b)	0.13%		1.03%	3.51%	5.37%	4.70%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$427,230		$433,888		$336,137	$293,537	$235,421	$272,119
Ratio of expenses to average net assets before expense waiver and reimbursement	0.15	%(c)	0.15%		0.22%	0.14%	0.14%	0.14%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.15	%(c)	0.15%		0.17%	0.14%	0.14%	0.13%
Ratio of net investment income to average net assets	0.09	%(c)	0.13%		1.00%	3.39%	5.21%	4.65%

	Retirement Class

	3/31/11	†	9/30/10		9/30/09	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Gain from investment operations:
Net investment income (a)	—		0.00	(e)	0.01	0.03	0.05	0.03
Net realized and unrealized gain on total investments	—		—		—	—	—	—

Total gain from investment operations	—		0.00	(e)	0.01	0.03	0.05	0.03

Less distributions from:
Net investment income	—		(0.00	)(e)	(0.01)	(0.03)	(0.05)	(0.03)
Net realized gains	—		—		—	—	—	—

Total distributions	—		(0.00	)(e)	(0.01)	(0.03)	(0.05)	(0.03)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00	%(b)	0.00%		0.78%	3.25%	5.12%	2.45	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$64,760		$79,434		$133,415	$97,832	$98,903	$43,804
Ratio of expenses to average net assets before expense waiver and reimbursement	0.40	%(c)	0.40%		0.47%	0.39%	0.39%	0.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.23	%(c)	0.27%		0.41%	0.39%	0.35%	0.35	%(c)
Ratio of net investment income to average net assets	0.00	%(c)	0.00%		0.75%	3.26%	5.01%	5.07	%(c)

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Annual Report	61

FINANCIAL HIGHLIGHTS	concluded

MONEY MARKET FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/11	†	9/30/10		9/30/09	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Gain from investment operations:
Net investment income (a)	—		0.00	(e)	0.01	0.03	0.05	0.03
Net realized and unrealized gain on total investments	—		—		—	—	—	—

Total gain from investment operations	—		0.00	(e)	0.01	0.03	0.05	0.03

Less distributions from:
Net investment income	—		(0.00	)(e)	(0.01)	(0.03)	(0.05)	(0.03)
Net realized gains	—		—		—	—	—	—

Total distributions	—		(0.00	)(e)	(0.01)	(0.03)	(0.05)	(0.03)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00	%(b)	0.00%		0.91%	3.43%	5.25%	2.53	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$582,093		$650,426		$887,149	$1,093,363	$1,034,417	$127,318
Ratio of expenses to average net assets before expense waiver and reimbursement	0.39	%(c)	0.33%		0.54%	0.40%	0.43%	0.25	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.23	%(c)	0.27%		0.28%	0.22%	0.25%	0.25	%(c)
Ratio of net investment income to average net assets	0.00	%(c)	0.00%		0.95%	3.34%	5.11%	5.16	%(c)

	Premier Class

	3/31/11	†	9/30/10		9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00		$1.00		$1.00

Gain from investment operations:
Net investment income (a)	—		0.00	(e)	—
Net realized and unrealized gain on total investments	—		—		—

Total gain from investment operations	—		0.00	(e)	—

Less distributions from:
Net investment income	—		(0.00	)(e)	—
Net realized gains	—		—		—

Total distributions	—		(0.00	)(e)	—

Net asset value, end of period	$1.00		$1.00		$1.00

TOTAL RETURN	0.00	%(b)	0.01%		0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$15,678		$12,431		$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.30	%(c)	0.29%		220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.23	%(c)	0.27%		0.00	%(c)
Ratio of net investment income to average net assets	0.00	%(c)	0.00%		0.00	%(c)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Retirement Class and Retail Class commenced operations on March 31, 2006.
(e)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

62	2011 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

NOTES TO FINANCIAL STATEMENTS

TIAA-CREF FUNDS

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Bond Fund, Bond Plus Fund, Short-Term Bond Fund, High-Yield Fund, Tax-Exempt Bond Fund, Inflation-Linked Bond Fund, Bond Index Fund and the Money Market Fund (the “Funds” or individually the “Fund”). The Funds recently changed their fiscal year end from September 30 to March 31.

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income and expenses of a Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2007–2011) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the period ended March 31, 2011, permanent book and tax differences resulting primarily from differing treatments for dividend reclassifications, gains and losses on redemptions in-kind, utilization of tax equalization credits, and income generated from swaps were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Annual Report	63

NOTES TO FINANCIAL STATEMENTS

Trustee compensation: The Funds pay the Board of Trustees (“Trustees”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, Trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the Trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

Note 2—valuation of investments

Portfolio Investments are valued at fair value utilizing various valuation methods approved by the Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Trustees. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Fund) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Trustees. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended March 31, 2011, there were no significant transfers between levels by the Funds.

As of March 31, 2011, 100% of the value of investments in the Tax-Exempt Bond Fund, Inflation-Linked Bond Fund, Bond Index Fund and the Money Market Fund were valued based on Level 2 inputs.

64	2011 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

continued

The following is a summary of the inputs used to value the remaining Funds’ investments as of March 31, 2011:

Fund	Level 1	Level 2	Level 3	Total

Bond
Corporate Bonds	$—	$708,318,558	$—	$708,318,558
Government Bonds	—	1,087,254,193	—	1,087,254,193
Structured Assets	—	176,517,223	—	176,517,223
Preferred Stocks	529,236	—	—	529,236
Short-term investments	—	476,167,475	—	476,167,475

Total	$529,236	$2,448,257,449	$—	$2,448,786,685

Bond Plus
Bank Loan Obligations	$—	$11,356,117	$—	$11,356,117
Corporate Bonds	—	348,684,241	—	348,684,241
Government Bonds	—	345,921,527	—	345,921,527
Structured Assets	—	96,958,614	—	96,958,614
Preferred Stocks	2,282,311	—	—	2,282,311
Investments in Registered Investment Companies	5,403,239	—	—	5,403,239
Short-term investments	—	83,630,258	—	83,630,258

Total	$7,685,550	$886,550,757	$—	$894,236,307

Short-Term Bond
Bank Loan Obilgations	$—	$8,007,517	$—	$8,007,517
Corporate Bonds	—	235,612,883	—	235,612,883
Government Bonds	—	246,438,140	—	246,438,140
Structured Assets	—	37,907,850	—	37,907,850
Preferred Stocks	121,684	—	—	121,684

Total	$121,684	$527,966,390	$—	$528,088,074

High-Yield
Bank Loan Obilgations	$—	$16,709,686	$—	$16,709,686
Corporate Bonds	—	838,158,019	—	838,158,019
Government Bonds	—	9,072,441	—	9,072,441
Preferred Stocks	7,101,239	—	—	7,101,239
Short-term investments	—	5,099,940	—	5,099,940

Total	$7,101,239	$869,040,086	$—	$876,141,325

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Credit default swap contracts: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, a Fund (except the Money Market Fund) is required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Fund. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Fund could be required to make under the contract. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund (except the Money Market Fund) may also buy credit default swap contracts, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless.

It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund. Credit default swaps are valued daily and any change in the value of the swaps is reflected separately as a change in unrealized appreciation (depreciation) in the Statements of Operations. The value of the swaps is reflected in unrealized appreciation and (depreciation) on swaps in the Statements of Assets and Liabilities. Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Funds invest in credit default swaps to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies. During the period ended March 31, 2011, the High-Yield Fund and the Bond Plus Fund had exposure to credit default swap contracts, based on underlying notional values, generally between 0% and 1% of net assets and 0% and 3% of net assets, respectively.

At March 31, 2011, the Funds did not hold any credit default swap contracts.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Annual Report	65

NOTES TO FINANCIAL STATEMENTS

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. Under the terms of the Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund (except Bond Index Fund) reimburses TPIS for amounts incurred up to 0.25% of the average daily net assets to distribute the Funds’ Retail Class. The Premier Class of each Fund and the Retail Class of the Bond Index Fund have adopted a distribution Rule 12b-1 plan that compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund and the Retail Class of the Bond Index Fund at the annual rate of 0.15% and 0.25% of the average daily net assets attributable to the Fund’s Premier Class and the Retail Class of the Bond Index Fund, respectively.

For the Money Market Fund, TPIS is not seeking reimbursement on a portion of distribution Rule 12b-1 plan expenses on the Retail Class and, effective October 1, 2010, Advisors is reimbursing certain other Retail Class expenses. In addition, TPIS waived a portion of the distribution Rule 12b-1 plan expenses on the Premier Class and Advisors waived a portion of service agreement fees on the Retirement Class. These waivers and reimbursements are voluntary in nature and can be discontinued at any time.

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding acquired fund fees and extraordinary expenses) exceeds certain percentages. As of March 31, 2011, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment Management Fee Range	Service Agreement Fee	Maximum Distribution Fee		Maximum Expense Amounts‡

Fund		Retirement Class	Retail Class	Premier Class	Institutional Class	Retirement Class	Retail Class	Premier Class

Bond*	0.27%–0.30%	0.25%	0.25%	0.15%	0.35%	0.60%	0.70%	0.50%
Bond Plus*	0.27–0.30	0.25	0.25	0.15	0.35	0.60	0.70	0.50
Short-Term Bond*	0.22–0.25	0.25	0.25	0.15	0.30	0.55	0.65	0.45
High-Yield*	0.32–0.35	0.25	0.25	0.15	0.40	0.65	0.75	0.55
Tax-Exempt Bond*	0.27–0.30	—	0.25	—	0.35	—	0.70	—
Inflation-Linked Bond*	0.22–0.25	0.25	0.25	0.15	0.35	0.60	0.70	0.50
Bond Index	0.10	0.25	0.25	0.15	0.13	0.38	0.48	0.28
Money Market	0.10	0.25	0.25	0.15	0.15	0.40	0.50	0.30

*	These Funds are subject to a breakpoint schedule on their management fees, which reduces these fees as the Fund’s net assets increase.

‡

Maximum expense amounts reflect all expenses, including investment management fees. The expense reimbursement arrangements will continue through at least September 30, 2012. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Trustees, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Certain TIAA-CREF Funds and affiliates make investments in the Funds. The following is the percentage of the Funds’ shares owned by affiliates as of March 31, 2011:

Underlying Fund	TIAA-CREF Lifecycle Funds	TIAA-CREF Lifecycle Index Funds	TIAA Access	CREF	Total

Bond	54%	—	1%	—	55%
Bond Plus	56%	—	2%	—	58%
Short-Term Bond	19%	—	1%	—	20%
High-Yield	25%	—	—	1%	26%
Inflation-Linked Bond	10%	1%	—	—	11%
Bond Index	—	12%	—	—	12%

Investments in other investment companies advised by Advisors are deemed to be affiliated companies. Information regarding transactions with affiliated companies is as follows:

Issue	Value at September 30, 2010	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Dividend Income	Withholding Expenses	Shares at March 31, 2011	Value at March 31, 2011

Bond Plus Fund
TIAA-CREF High-Yield Fund (Institutional Class)	$5,086,766	$184,252	$—	$—	$184,252	$—	540,865	$5,403,239

		$184,252	$—	$—	$184,252	$—		$5,403,239

66	2011 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

continued

Note 5—investments

Repurchase agreements: Each Fund may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of Operations.

Dollar rolls transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

At March 31, 2011, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Bond	$2,417,354,112	$52,814,957	$(21,382,384)	$31,432,573
Bond Plus	887,367,538	22,695,225	(15,826,456)	6,868,769
Short-Term Bond	527,106,802	6,863,148	(5,881,876)	981,272
High-Yield	830,021,931	48,146,627	(2,027,233)	46,119,394
Tax-Exempt Bond	289,670,233	3,963,152	(6,985,306)	(3,022,154)
Inflation-Linked Bond	1,033,491,578	63,304,451	(219,811)	63,084,640
Bond Index	1,403,768,847	2,891,711	(21,594,968)	(18,703,257)

Purchases and sales of securities (other than short-term money market instruments) for all of the Funds for the period ended March 31, 2011 were as follows:

Fund	Non-U.S. Government Purchases	U.S. Government Purchases	Non-U.S. Government Sales	U.S. Government Sales

Bond	$386,114,998	$3,043,935,183	$223,729,176	$3,130,045,534
Bond Plus	276,849,049	651,372,063	79,417,787	600,398,658
Short-Term Bond	137,041,287	412,500,471	42,513,776	420,052,079
High-Yield	477,852,286	—	336,884,780	—
Tax-Exempt Bond	35,344,692	—	59,785,506	—
Inflation-Linked Bond	—	103,592,135	—	72,265,794
Bond Index	155,524,614	554,132,859	239,468,199	195,872,269

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the period ended March 31, 2011 and years ended September 30, 2010 and 2009 was as follows:

	3/31/2011			9/30/2010			9/30/2009

Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total

Bond	$46,648,422	$4,610,787	$51,259,209	$88,292,347	$—	$88,292,347	$80,945,598	$—	$80,945,598
Bond Plus	13,437,585	—	13,437,585	24,924,217	—	24,924,217	23,662,448	—	23,662,448
Short-Term Bond	5,118,402	—	5,118,402	9,095,799	—	9,095,799	8,941,940	—	8,941,940
High-Yield	28,370,734	—	28,370,734	45,624,000	—	45,624,000	35,740,264	—	35,740,264
Tax-Exempt Bond *	5,901,552	3,050,242	8,951,794	10,155,144	433,280	10,588,424	9,142,135	97,723	9,239,858
Inflation-Linked Bond	15,767,697	—	15,767,697	22,295,765	—	22,295,765	29,254	—	29,254
Bond Index	14,762,388	186,745	14,949,133	4,772,627	—	4,772,627	75,696	—	75,696
Money Market	182,872	—	182,872	491,517	—	491,517	13,737,695	—	13,737,695

*	Includes ordinary income which will not be taxable for federal income tax purposes in 2011, 2010 and 2009 of $5,514,672, $10,123,626 and $9,120,619 respectively.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Annual Report	67

NOTES TO FINANCIAL STATEMENTS	concluded

As of March 31, 2011, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryover	Post-October Losses	Total

Bond	$2,600,832	$2,667,703	$31,432,606	$—	$—	$36,701,141
Bond Plus	119,167	—	6,868,778	(10,501,679)	(972,374)	(4,486,108)
Short-Term Bond	102,012	774,148	981,272	—	—	1,857,432
High-Yield	785,619	—	46,119,394	(10,396,157)	—	36,508,856
Tax-Exempt Bond	143,067	—	(3,022,154)	—	(1,481,645)	(4,360,732)
Inflation-Linked Bond	27,726	—	63,084,637	(169,122)	—	62,943,241
Bond Index	7,360	—	(18,703,257)	—	(906,548)	(19,602,445)
Money Market	21,940	—	—	—	—	21,940

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, gains and losses on redemptions in-kind, the utilization of tax equalization credits, the utilization of capital loss carryovers, and the treatment of short term gain as ordinary income for tax purposes.

In certain circumstances, a fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). A fund may also accept portfolio securities rather than cash as payment for a purchase of fund shares (in-kind purchase). During the period ended March 31, 2011, the Bond Fund recognized a net capital gain of $43,112,945 as the result of a delivery of $778,860,851 of securities in an in-kind redemption transaction. For federal income tax purposes, the gain is not taxable and therefore will not be distributed to shareholders. The gain was reclassified from accumulated net realized gain (loss) on total investments to paid-in-capital in the Statement of Assets and Liabilities. During the period ended March 31, 2011, the Bond Index Fund received $778,860,851 of securities in an in-kind purchase transaction.

At March 31, 2011, the following Funds had capital loss carryovers, which will expire as follows:

	Date of Expiration

Fund	3/31/17	3/31/18	Total

Bond Plus	$10,501,679	$—	$10,501,679
High-Yield	3,602,574	6,793,583	10,396,157
Inflation-Linked Bond	—	169,122	169,122

For the period ended March 31, 2011, the Bond Plus Fund, Short-Term Bond Fund, High-Yield Fund, and Inflation-Linked Bond Fund utilized $990,605, $551,961, $18,356,351, and $5,585,638 respectively, of their capital loss carryover available from prior years.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Note 7—line of credit

Each of the Funds, except the Money Market Fund, participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended March 31, 2011, there were no borrowings under this credit facility by the Funds.

Note 8—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the Trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

68	2011 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the TIAA-CREF Funds:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Bond Fund, Bond Plus Fund, Short-Term Bond Fund, High-Yield Fund, Tax-Exempt Bond Fund, Inflation-Linked Bond Fund, Bond Index Fund and the Money Market Fund (hereafter referred to as the “Funds”), at March 31, 2011, the results of each of their operations for the period then ended and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 18, 2011

TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Annual Report	69

TRUSTEES AND OFFICERS (UNAUDITED)

TIAA-CREF FUNDS ▪ MARCH 31, 2011

Disinterested trustees

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee

Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017–3206 DOB: 4/25/54	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Former Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	70	Director of GMO; Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation, the Butler Conservation Fund, Inc. and the Elmina B. Sewall Foundation.

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017–3206 DOB: 10/6/62	Trustee	Indefinite term. Trustee since 2007.	Former Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	70

Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend and Income Fund, Inc.; Member of the Board of Managers of Lazard Alternative Strategies Fund, LLC.

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017–3206 DOB: 11/05/67	Trustee	Indefinite term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007); Chief Operating Officer, DDJ Capital Management (2003–2006).	70	Director of Copper Rock Capital Partners, LLC (investment adviser).

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017–3206 DOB: 1/4/54	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	70	Director, D2D Fund.

Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017–3206 DOB: 1/15/43	Trustee	Indefinite term. Trustee since 1999.	President and Founder (since 2006) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	70	None.

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017–3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President (since 2009) and Chief Operating Officer (2009–2010), First Eagle Investment Management; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	70

Director, Prudential plc; Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); and North Shore Land Alliance.

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017–3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (since 2008); Mitsui Professor of Economics (since 1996), Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department, Massachusetts Institute of Technology (MIT); Program Director, National Bureau of Economic Research (1990–2008).	70	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research.

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017–3206 DOB: 10/18/49	Chairman of the Board and Trustee	Indefinite term as Trustee; Chairman for term ending June 30, 2012. Trustee since 1999. Chairman since 2009.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, Chief Executive Officer and Chief Investment Officer, NCM Capital Management Group, Inc. (since 1991); Chairman and Chief Executive Officer and Chief Investment Officer, NCM Capital Advisers Inc. (since 2003); and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (since 2007).	70	Director, SCANA Corporation (energy holding company) and NCM Capital Investment Trust.

70	2011 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

continued

Disinterested trustees — continued

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017–3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.	Chairman, Department of Finance, the Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), and Director, AIM Investment Center, McCombs School of Business, University of Texas at Austin (since 2000); Professor, University of Texas at Austin (since 1987).	70	Governing Council, Independent Directors Council (mutual fund director organization) and Investment Advisory Committee, Employees Retirement System of Texas.

Executive officers

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One year term. Executive Vice President and Chief Legal Officer since 2009.

Executive Vice President and Chief Legal Officer of TIAA and the College Retirement Equities Fund (“CREF”), TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1 (collectively, the “TIAA-CREF Fund Complex”) (since 2009); Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).

Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 5/8/62	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.

Chief Compliance Officer of TIAA Separate Account VA-3 and the TIAA-CREF Fund Complex, Vice President, Senior Compliance Officer of Asset Management Compliance of TIAA and Chief Compliance Officer of Investment Management (since 2008), Chief Compliance Officer of Teachers Advisors, Inc. (“Advisors”) (2008); Managing Director/Director of Global Compliance, AIG Global Investment Group (2000–2008).

Scott C. Evans TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 5/11/59	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2007.

President and Principal Executive Officer of the TIAA-CREF Funds and the TIAA-CREF Life Funds (since 2007), Executive Vice President (since 1997) of CREF and TIAA Separate Account VA-1, Executive Vice President, Investments, Research, Institute & Strategy (since 2009), Executive Vice President, Head of Asset Management (2006–2009), Executive Vice President and Chief Investment Officer (2005) of TIAA, Director of Advisors (since 2004), President and Chief Executive Officer of Investment Management and Advisors and Manager of Investment Management (since 2004), Manager of TIAA Realty Capital Management, LLC (2004–2006), Chief Investment Officer of TIAA (2004–2006), Director of TIAA Global Markets, Inc. (2004–2005), Director of TIAA- CREF Life Insurance Company (1997–2006), and Director of Teachers Personal Investors Services, Inc. (“TPIS”) (2006–2008).

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.

Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and TIAA Separate Account VA-1 (since 2009), Treasurer of CREF (since 2008), Director of Advisors (since 2008); Chief Financial Officer, Van Kampen Funds (2005–2006).

Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.

Executive Vice President, Head of Risk Management of TIAA, Executive Vice President of the TIAA-CREF Fund Complex (since 2009), Executive Vice President, Risk Management of Advisors and Investment Management (since 2009), Senior Managing Director and Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009), Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA, Director, TIAA-CREF Life Insurance Company (2006–2008), Director, TPIS, Advisors and Investment Management (2008), Head of Risk Management of Advisors and Investment Management (2005–2006).

TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Annual Report	71

TRUSTEES AND OFFICERS (UNAUDITED)	concluded

TIAA-CREF FUNDS ▪ MARCH 31, 2011

Executive officers — continued

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

William Mostyn III TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 1/1/48	Vice President and Corporate Secretary	One-year term. Vice President and Corporate Secretary since 2008.

Senior Vice President (since 2010) and Corporate Secretary of TIAA and Vice President and Corporate Secretary of the TIAA-CREF Fund Complex (since 2008); Deputy General Counsel and Corporate Secretary, Bank of America (2005–2008).

Dermot J. O’Brien TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 3/13/66	Executive Vice President	One year term. Executive Vice President since 2003.

Executive Vice President, Human Resources (since 2010, 2005–2007) and Executive Vice President of Human Resources and Corporate Services (2007–2010) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2003), Director, TIAA-CREF Life Insurance Company (2003–2006).

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.

Executive Vice President and Chief Operating Officer (since 2010), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), and Executive Vice President, Product Management (2005–2006) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2006), Executive Vice President, Institutional Client Services (2006–2008), Director, TCT Holdings, Inc. (since 2007), Executive Vice President, TIAA-CREF Enterprises, Inc., Manager, President and Chief Executive Officer, TIAA-CREF Redwood, LLC (since 2006), Director of Tuition Financing (2006–2009), Senior Vice President, Pension Products (2003–2006).

Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.

Executive Vice President, Chief Marketing and Communications Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010); Executive Vice President and Chief Marketing Officer, BearingPoint (2005–2008).

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org or by telephone at 800 223-1200.

72	2011 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

BOARD RENEWAL OF THE INVESTMENT MANAGEMENT AGREEMENT FOR CERTAIN SERIES OF THE TIAA-CREF FUNDS

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each of its series covered by this Report (the “Funds”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

OVERVIEW OF THE RENEWAL PROCESS

The Board held a meeting on March 31, 2011, at which it considered the annual renewal of the Agreement with respect to each applicable Fund using its previously-established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with management and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Committee and to all Trustees in connection with the proposed contract renewals, and then helped evaluate the information provided in response to those guidelines. During a series of meetings held prior to the March 31, 2011 Board meeting, the Operations Committee reviewed such guidelines and requests in consultation with management representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to management and the Funds, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to all Trustees with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, extensive performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance and, as applicable, brokerage commission costs and portfolio turnover rates. Lipper also compared much of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not management) had identified the selected comparative peer groups and universes and that it did so in a manner that was not intended to produce biased results for its clients.

Among other matters, the Operations Committee also requested and reviewed various sources of information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this connection, the Operations Committee emphasized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI.

In advance of the Board meeting held on March 31, 2011, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Fund that had underperformed its Lipper peer group or its benchmark index (for the Bond Index Fund only) by a specified amount over a three-year period, together with an explanation of any events that had a material impact on performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fees under the Agreement as compared to any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the

TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Annual Report	73

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

Agreement; (7) a copy of the Agreement and certain related service agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s SEC Form ADV registration statement (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement with respect to each Fund, the Board, with assistance from its Operations Committee, reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (5) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by TAI with other clients; and (7) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement with respect to all Funds, the Board received and considered Fund-specific information and made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 31, 2011, the Board voted unanimously to renew the Agreement for each Fund. Set forth below are the general factors the Board considered for all of the Funds, followed by a summary of certain specific factors the Board considered for each particular Fund.

THE NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds and the other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds, including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In the course of its review of the quality of TAI’s services, the Board examined the investment performance of each Fund and concluded that it was within an acceptable range when compared with the Fund’s benchmark and/or its peer group of mutual funds, or that, in the case of a Fund that had underperformed its benchmark or peer group/universe for an extended period of time, TAI represented that it had taken or was planning to implement affirmative remedial actions that are reasonably designed to enhance the Fund’s investment performance.

In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

INVESTMENT PERFORMANCE

The Board considered the investment performance of each Fund, as applicable, over one-, two-, three-, four-, five- and ten-year and since inception periods (as applicable). The Board considered each Fund’s performance as compared to its peer group, peer universe and benchmark index. The Board also reviewed the performance of the Bond Index Fund before any reductions for fees or expenses as compared to the Fund’s benchmark index. In this regard, the Board considered that most financial markets had experienced nearly unprecedented volatility during recent years that had impacted the performance of many Funds. Despite these circumstances, the performance of most Funds generally compared favorably to their benchmarks (after considering the effect of expenses incurred to operate the Funds) and, with some exceptions, the Funds ranked in the top three performance quintiles versus their peer groups of mutual funds. (For additional detail regarding each Fund’s performance, see the Fund-by-Fund synopsis below.) The Board considered that, in those cases in which a Fund had underperformed its benchmark or peer group of mutual funds for an extended period of time, TAI had represented that it had taken or was planning to implement affirmative remedial actions that are reasonably designed to enhance the Fund’s investment performance. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was within an

74	2011 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

continued

acceptable range or that appropriate remedial actions had or were being implemented.

COST AND PROFITABILITY

The Board considered financial and profitability data relating to TAI for the calendar year 2010 with respect to the Funds. The Board considered TAI’s profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Funds. The Board acknowledged the reasonableness of having fee rates which permit TAI to maintain and improve the quality of services provided to the Funds. The Board considered that TAI had earned profits with respect to some of the Funds under the Agreement and expected this trend to continue, but that for certain of the Funds, including the Bond Index Fund, there was no current expectation for TAI to earn a profit in the foreseeable future. With respect to those Funds for which the Agreement was profitable to TAI in 2010, the Board concluded that those profits were not excessive in light of various relevant factors.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to portfolio management functions by TAI so as to assess whether sufficient resources are being devoted to these functions.

FEES CHARGED BY OTHER ADVISERS

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rates charged to a Fund under the Agreement typically were lower than the management fee rates charged by many or most comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Additionally, the Board also considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data was derived. Based on all factors considered, the Board concluded that the fee rates under the Agreement with respect to each Fund were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

ECONOMIES OF SCALE

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. In this connection, the Board considered that TAI had incurred operating losses with respect to its services provided to some of the Funds in 2010. The Board also considered the extent to which the current fee “breakpoints” (that is, the Fund asset levels at which additional assets would be assessed lower fee rates) on many actively-managed Funds (most of which are profitable to TAI) would have a material effect on their fees. The Board considered TAI’s representation that, although the current breakpoint discounts may be low compared to those of some competitors, the initial maximum fee rates in the Agreement are already at low levels compared to peer groups of mutual funds. Based on all factors considered, the Board concluded that the Funds’ fee schedules were within an acceptable range in light of current economies of scale considerations and current asset levels.

FEE COMPARISON WITH OTHER TAI CLIENTS

The Board considered that TAI and its affiliates provide similar investment management services to other investment companies. In addition, TAI manages institutional client assets through a small number of unregistered commingled funds and separate accounts with similar investment strategies and investment staff. The Board considered the schedule of fees for each of these funds and accounts, and the fees actually charged to clients with current separate accounts that are managed under similar investment strategies. The Board also considered TAI’s representation that, while management fee rates charged to the Funds may differ from the rates charged to these other funds and accounts, this is due in part to the fact that these other funds and accounts: are offered through products that charge additional fees to their investors; are offered in different types of markets; are provided with different types or levels of services by TAI; target different types of investors; and/or are packaged with other products, and that these factors justify different fee rate schedules.

OTHER BENEFITS

The Board also considered additional benefits to the Funds and to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain Funds managed by TAI or its affiliates may benefit from economies of scale to the extent that these Funds are managed in the same manner and by the same personnel as certain of the CREF Accounts. Additionally, TAI and the Funds may benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements.

FUND-BY FUND FACTORS

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific

TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Annual Report	75

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

management fee, expense and performance factors outlined below are based on the Retirement Class shares of each Fund (except where otherwise noted), which generally is the largest share class in terms of assets of each Fund. Because the Retirement Class generally has different non-management expenses than the Institutional, Premier and Retail Classes of these Funds, the expenses and performance of these other Classes will differ from the expenses and performance shown for the Retirement Class. All time periods referenced below end as of December 31, 2010. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest rating category. Statements below regarding a Fund’s “aggregate fee rate” refer to the overall effective blended fee rate that applied to that Fund after taking into account the different fee rates that apply to higher levels of Fund assets that exceed one or more breakpoints in the Fund’s fee rate schedule. Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to a Fund during 2010 under the Agreement.

BOND FUND

•

The Fund’s annual contractual management fee rate is 0.30% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.295% of average daily net assets.

•

The Fund’s management fees and total expenses were in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and 2nd quintile of the universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”).

•

For the two- and ten-year periods, the Fund was in the 5th and 3rd quintiles, respectively, of the universe of comparable funds identified by Lipper for performance comparison purposes (“Performance Universe”). For the one-, three-, four- and five-year periods, the Fund was in the 4th quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

BOND PLUS FUND
•	The Fund’s annual contractual management fee rate is 0.30% of average daily net assets with breakpoints.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and 2nd quintile of its Expense Universe.
•

For the one-year period, the Fund was in the 2nd quintile of its Performance Universe and in the 4th quintile of its Performance Universe for the two-, three- and four-year and since inception periods.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

SHORT-TERM BOND FUND
•	The Fund’s annual contractual management fee rate is 0.25% of average daily net assets with breakpoints.
•	The Fund’s management fees and total expenses were in the 2nd quintile of its Expense Group and the 1st and 3rd quintiles, respectively, of its Expense Universe.
•

For the two-year period, the Fund was in the 4th quintile of its Performance Universe, and in the 2nd quintile of its Performance Universe for the one-, three-, and four-year and since inception periods.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

HIGH-YIELD FUND
•	The Fund’s annual contractual management fee rate is 0.35% of average daily net assets with breakpoints.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 3rd, 4th, 1st, 1st and 2nd quintiles of its Performance Universe for the one-, two-, three- and four-year and since inception periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

TAX-EXEMPT BOND FUND
•	The Fund’s annual contractual management fee rate is 0.30% of average daily net assets with breakpoints.
•

The Fund’s management fees were in the 1st and 2nd quintiles of its Expense Group and Expense Universe, respectively, with respect to the Institutional Class. The Fund’s total expenses were in the 1st quintile of its Expense Group and Expense Universe with respect to the Institutional Class.

•

For the one-year and since inception periods, the Fund was in the 3rd and 1st quintiles, respectively, of its Performance Universe. For the two-, three- and four-year periods, the Fund was in the 2nd quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.
•	Steve Sterman and Barnet Sherman were added to the portfolio management team of the Fund in 2010.

INFLATION-LINKED BOND FUND
•

The Fund’s annual contractual management fee rate is 0.25%, which was reduced as of May 1, 2010 from 0.30% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.249% of average daily net assets.

•

The Fund’s management fees are in the 1st quintile of its Expense Group and Expense Universe, and its total expenses are in the 1st and 2nd quintiles of its Expense Group and Expense Universe, respectively,

•

For the two-year period, the Fund was in the 4th quintile of its Performance Universe. For the one-, three-, four- and five-year periods, the Fund was in the 3rd quintile of its Performance Group and Performance Universe.

76	2011 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

concluded

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

BOND INDEX FUND
•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•

The Fund’s management fees are in the 1st quintile of its Expense Group and Expense Universe. The Fund’s total expenses were in the 1st and 3rd quintiles of its Expense Group and Expense Universe, respectively.

•	For the one-year and since inception periods, the Fund was in the 4th and 3rd quintiles of its Performance Universe, respectively.
•	The Fund has not been operational long enough to have received an Overall Morningstar Rating.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.
•	In 2010, Kevin Chen was added to the Fund’s portfolio management team to oversee quantitative investments.

MONEY MARKET FUND
•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•

The Fund’s management fees were in the 1st quintile of its Expense Group and Universe. The Fund’s total expenses were in the 2nd and 3rd quintiles, respectively, of its Expense Group and Expense Universe.

•

For the one- and ten-year periods, the Fund was in the 4th and 2nd quintile of its Performance Universe, respectively. For the two-, three-, four- and five-year periods, the Fund was in the 3rd quintile of its Performance Universe.

•	Money market funds are not rated by Morningstar.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period
•	Since July 2009, TAI and the Fund’s distributor, Teachers Personal Investors Services, Inc., have voluntarily waived certain service and Rule 12b-1 fees in order to keep the Fund’s yield positive.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2011 Annual Report	77

IMPORTANT TAX INFORMATION (UNAUDITED)

For the period ended March 31, 2011, the TIAA-CREF Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Fund	Long-Term Capital Gains

Bond	$4,610,787
Bond Plus	—
Short-Term Bond	—
High-Yield	—
Tax-Exempt Bond	3,050,242
Inflation-Linked Bond	—
Bond Index	186,745
Money Market	—

The Tax-Exempt Bond Fund paid distributions to shareholders during the period ended March 31, 2011 and the year ended September 30, 2010 totaling $8,951,794, and $10,588,424, of which $5,514,672, and $10,123,626 respectively, was exempt from federal income tax and has been designated as Exempt Interest Dividends.

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2011, which will be reported in conjunction with your 2011 Form 1099-DIV.

By early 2012, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

78	2011 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

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HOW TO REACH US

TIAA-CREF WEBSITE
tiaa-cref.org
24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE
800 842-2252
24 hours a day, 7 days a week

FOR THE HEARING- OR SPEECH-IMPAIRED
800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement or Premier classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2011 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206

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Item 2. Code of Ethics.

2(a) The Board of Trustees of the TIAA-CREF Funds (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Nancy A. Eckl is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

          PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended March 31, 2011 and September 30, 2010, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $525,412 and $1,556,900, respectively.

4(b) Audit Related Fees.

For the fiscal years ended March 31, 2011 and September 30, 2010, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the year ended December 31, 2010, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0.

4(c) Tax Fees.

For the fiscal years ended March 31, 2011 and September 30, 2010, PwC’s aggregate fees for tax services billed to the Registrant were $55,800 and $495,700, respectively.

For the year ended December 31, 2010, the Tax Fees billed by PwC to the Fund Service Providers was $0.

4(d) All Other Fees.

For the fiscal years ended March 31, 2011 and September 30, 2010, PwC’s aggregate fees for all other services to the Registrant were $0 and $0, respectively.

For the year ended December 31, 2010, the Other Fees billed by PwC to the Fund Service Providers was $0.

4(e)(1) Preapproval Policy.

          The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the

Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

          The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2011 and September 30, 2010 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2011 and September 30, 2010 on behalf of the Fund service providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2011 and September 30, 2010 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2011 and September 30, 2010 on behalf of the Fund service providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2011and September 30, 2010 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2011 and September 30, 2010 on behalf of the Fund service providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended March 31, 2011 and September 30, 2010, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC was $126,515 and $249,330 respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF FUNDS – Real Estate Securities Fund

TIAA-CREF FUNDS
REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.5%

ASSET MANAGEMENT & CUSTODY BANKS- 0.7%
100,000		iShares Dow Jones US Real Estate Index Fund	$5,940,000

		TOTAL ASSET MANAGEMENT & CUSTODY BANKS	5,940,000

DIVERSIFIED REITS - 4.5%
420,000		Vornado Realty Trust	36,750,000

		TOTAL DIVERSIFIED REITS	36,750,000

GENERAL MERCHANDISE STORES - 0.9%
150,000		Target Corp	7,501,500

		TOTAL GENERAL MERCHANDISE STORES	7,501,500

GOLD - 0.6%
100,000		Newmont Mining Corp	5,458,000

		TOTAL GOLD	5,458,000

HOMEBUILDING - 0.7%
150,000		KB Home	1,866,000
500,000	*	Pulte Homes, Inc	3,700,000

		TOTAL HOMEBUILDING	5,566,000

HOTELS, RESORTS & CRUISE LINES - 1.3%
70,000	*	Hyatt Hotels Corp	3,012,800
600,000	*	Orient-Express Hotels Ltd (Class A)	7,422,000

		TOTAL HOTELS, RESORTS & CRUISE LINES	10,434,800

INDUSTRIAL REITS - 4.8%
300,000		AMB Property Corp	10,791,000
195,000		EastGroup Properties, Inc	8,574,150
150,000	*	First Industrial Realty Trust, Inc	1,783,500
1,150,000		Prologis	18,377,000

		TOTAL INDUSTRIAL REITS	39,525,650

MORTGAGE REITS - 1.1%
350,000		Annaly Capital Management, Inc	6,107,500
136,615		CreXus Investment Corp	1,560,143
250,000	*	Newcastle Investment Corp	1,510,000

		TOTAL MORTGAGE REITS	9,177,643

OFFICE REITS - 13.6%
190,000		Alexandria Real Estate Equities, Inc	14,814,300
750,000		BioMed Realty Trust, Inc	14,265,000
425,000		Boston Properties, Inc	40,311,250
160,000		Corporate Office Properties Trust	5,782,400

TIAA-CREF FUNDS – Real Estate Securities Fund

SHARES		COMPANY	VALUE

220,000		Digital Realty Trust, Inc	$12,790,800
75,000		Kilroy Realty Corp	2,912,250
350,000		Mission West Properties, Inc	2,299,500
245,000		SL Green Realty Corp	18,424,000

		TOTAL OFFICE REITS	111,599,500

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.0%
211,200	*,g,m	People’s Choice Financial Corp	0

		TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES	0

REAL ESTATE DEVELOPMENT - 0.4%
169,182	*	Forestar Real Estate Group, Inc	3,217,842

		TOTAL REAL ESTATE DEVELOPMENT	3,217,842

REAL ESTATE OPERATING COMPANIES - 1.6%
3,850,000	*,a	Thomas Properties Group, Inc	12,897,500

		TOTAL REAL ESTATE OPERATING COMPANIES	12,897,500

REAL ESTATE SERVICES - 2.6%
500,000	*	CB Richard Ellis Group, Inc (Class A)	13,350,000
85,000		Jones Lang LaSalle, Inc	8,477,900

		TOTAL REAL ESTATE SERVICES	21,827,900

RESIDENTIAL REITS - 15.5%
400,000		American Campus Communities, Inc	13,200,000
200,000		Associated Estates Realty Corp	3,176,000
230,511		AvalonBay Communities, Inc	27,679,761
116,232		Camden Property Trust	6,604,302
900,000		Equity Residential	50,768,999
170,000		Essex Property Trust, Inc	21,080,000
33,401		Post Properties, Inc	1,310,989
150,000		UDR, Inc	3,655,500

		TOTAL RESIDENTIAL REITS	127,475,551

RETAIL REITS - 21.1%
1,200,000		Developers Diversified Realty Corp	16,800,000
130,000		Federal Realty Investment Trust	10,602,800
520,000		General Growth Properties, Inc	8,049,600
200,000		Glimcher Realty Trust	1,850,000
600,000		Kimco Realty Corp	11,004,000
380,000		Macerich Co	18,821,400
150,000		Realty Income Corp	5,242,500
250,000		Regency Centers Corp	10,870,000
750,000		Simon Property Group, Inc	80,370,000
300,000		Tanger Factory Outlet Centers, Inc	7,872,000
35,000		Taubman Centers, Inc	1,875,300

		TOTAL RETAIL REITS	173,357,600

SPECIALIZED REITS - 28.1%
270,000		Entertainment Properties Trust	12,641,400
189,727		Extra Space Storage, Inc	3,929,246

TIAA-CREF FUNDS – Real Estate Securities Fund

SHARES		COMPANY	VALUE

927,691	*	FelCor Lodging Trust, Inc	$5,686,746
780,000		HCP, Inc	29,593,200
450,000		Health Care REIT, Inc	23,598,000
1,100,000		Hersha Hospitality Trust	6,534,000
1,850,000		Host Marriott Corp	32,578,500
60,000		LaSalle Hotel Properties	1,620,000
280,000		Nationwide Health Properties, Inc	11,908,400
300,000		Plum Creek Timber Co, Inc	13,083,000
290,000		Public Storage, Inc	32,163,900
37,500		Rayonier, Inc	2,336,625
80,000		Sovran Self Storage, Inc	3,164,000
250,000	*	Sunstone Hotel Investors, Inc	2,547,500
600,000		U-Store-It Trust	6,312,000
420,000		Ventas, Inc	22,806,000
850,000		Weyerhaeuser Co	20,910,001

		TOTAL SPECIALIZED REITS	231,412,518

		TOTAL COMMON STOCKS	802,142,004
		(Cost $741,438,652)

		TOTAL INVESTMENTS - 97.5%	802,142,004
		(Cost $741,438,652)
		OTHER ASSETS & LIABILITIES, NET - 2.5%	20,343,663

		NET ASSETS - 100.0%	$822,485,667

Abbreviation(s):
	REIT	Real Estate Investment Trust

*	Non-income producing.
a	Affiliated holding.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2011 the value of these securities amounted to $0 or 0.0% of net assets.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS – Bond Fund

TIAA-CREF FUNDS
BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 97.0%

CORPORATE BONDS - 34.9%

AUTOMOBILES & COMPONENTS - 0.1%
$375,000		Harsco Corp	5.130%	09/15/13	$404,267
745,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	763,431

		TOTAL AUTOMOBILES & COMPONENTS			1,167,698

BANKS - 7.0%
1,350,000	g	Banco de Credito del Peru	5.380	09/16/20	1,275,750
1,500,000	g	Banco De Credito Del Peru	4.750	03/16/16	1,477,500
1,530,000	g	Banco del Estado de Chile	4.130	10/07/20	1,429,245
1,055,000	g	Banco do Brasil S.A.	4.500	01/22/15	1,098,783
990,000	g	Banco do Brasil S.A.	5.380	01/15/21	960,300
990,000	g,i	Banco Santander Chile	1.550	04/20/12	989,707
925,000	g	Banco Santander Chile	3.750	09/22/15	922,318
1,100,000	g	BanColombia S.A.	4.250	01/12/16	1,086,250
3,440,000		Bank of America	4.880	09/15/12	3,603,820
3,295,000		Bank of America Corp	2.380	06/22/12	3,370,999
715,000		Bank of America Corp	7.380	05/15/14	807,467
3,750,000		Bank of America Corp	3.630	03/17/16	3,697,193
1,690,000		Bank of America Corp	5.300	03/15/17	1,735,066
1,125,000		Bank of America Corp	6.000	09/01/17	1,205,773
1,160,000		Bank of America Corp	5.750	12/01/17	1,222,189
3,955,000	g	Bank of Montreal	2.850	06/09/15	3,988,973
4,500,000	g	Bank of Montreal	2.630	01/25/16	4,478,558
4,780,000	g	Bank of Nova Scotia	1.650	10/29/15	4,585,425
123,357		Bank One Corp	5.900	11/15/11	127,314
235,000	i	BB&T Capital Trust IV	6.820	06/12/57	233,825
845,000		BB&T Corp	3.850	07/27/27	874,841
950,000	g	BBVA Bancomer S.A.	4.500	03/10/16	952,012
745,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	758,135
1,975,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	1,985,953
3,000,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	3,003,834
730,000		Capital One Capital V	8.880	05/15/40	769,238
123,357		Citigroup, Inc	6.000	02/21/12	128,864
7,900,000		Citigroup, Inc	2.130	04/30/12	8,049,443
1,000,000		Citigroup, Inc	6.000	12/13/13	1,087,326
1,565,000		Citigroup, Inc	5.500	10/15/14	1,688,009
730,000		Citigroup, Inc	6.130	05/15/18	796,219
4,265,000		Citigroup, Inc	5.380	08/09/20	4,390,617
1,125,000		Citigroup, Inc	6.880	03/05/38	1,236,312
565,000		Citigroup, Inc	8.130	07/15/39	708,235
10,335,000	g	Depfa ACS Bank	5.130	03/16/37	6,861,881
600,000		Deutsche Bank AG	3.880	08/18/14	625,611
935,000		Discover Bank	7.000	04/15/20	1,028,689

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$800,000		First Horizon National Corp	5.380%	12/15/15	$835,819
185,000		Golden West Financial Corp	4.750	10/01/12	194,344
2,835,000	g	HSBC Bank plc	3.500	06/28/15	2,871,812
1,320,000	g	HSBC Bank plc	4.130	08/12/20	1,263,174
225,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	217,823
675,000		HSBC Holdings plc	6.500	09/15/37	688,329
1,335,000	g	ICICI Bank Ltd	5.500	03/25/15	1,391,868
660,000		JP Morgan Chase Capital XXV	6.800	10/01/37	663,388
2,745,000		JPMorgan Chase & Co	3.130	12/01/11	2,796,977
525,000		JPMorgan Chase & Co	4.650	06/01/14	561,146
895,000		JPMorgan Chase & Co	5.130	09/15/14	960,621
1,050,000		JPMorgan Chase & Co	3.400	06/24/15	1,056,445
5,000,000		JPMorgan Chase & Co	3.450	03/01/16	4,982,144
4,580,000		JPMorgan Chase & Co	4.250	10/15/20	4,377,161
925,000		JPMorgan Chase & Co	5.500	10/15/40	903,866
2,635,000		KeyBank NA	3.200	06/15/12	2,721,273
470,000	i	Manufacturers & Traders Trust Co	5.630	12/01/21	454,690
245,000		Mellon Funding Corp	6.400	05/14/11	246,575
1,500,000	g	National Bank of Canada	1.650	01/30/14	1,502,007
1,975,000		New York Community Bank	3.000	12/16/11	2,013,268
500,000		Noble Holding International Ltd	3.450	08/01/15	510,449
1,320,000		Noble Holding International Ltd	4.900	08/01/20	1,339,259
1,850,000		Northern Trust Corp	4.630	05/01/14	1,997,782
1,255,000		PNC Funding Corp	5.130	02/08/20	1,320,978
1,300,000	g,h	Shinhan Bank	4.130	10/04/16	1,304,697
1,320,000		Sovereign Bancorp, Inc	2.750	01/17/12	1,345,914
1,975,000		Sovereign Bancorp, Inc	2.500	06/15/12	2,017,723
560,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	557,509
945,000		Union Bank of California NA	5.950	05/11/16	1,001,328
7,602,000		US Central Federal Credit Union	1.900	10/19/12	7,746,112
285,000		USB Capital XIII Trust	6.630	12/15/39	298,358
1,390,000	g	Vnesheconombank	6.800	11/22/25	1,409,460
135,000		Wachovia Bank NA	5.300	10/15/11	138,385
971,000		Wachovia Bank NA	4.800	11/01/14	1,033,969
1,490,000		Wachovia Bank NA	5.850	02/01/37	1,520,524
2,635,000		Wells Fargo & Co	2.130	06/15/12	2,685,344
3,230,000		Wells Fargo & Co	4.750	02/09/15	3,437,062
2,000,000		Wells Fargo & Co	3.680	06/15/16	2,011,820
2,000,000		Wells Fargo & Co	4.600	04/01/21	1,977,810
3,295,000		Western Corporate Federal Credit Union	1.750	11/02/12	3,348,547
2,145,000		Westpac Banking Corp	3.000	08/04/15	2,139,676
375,000		Zions Bancorporation	7.750	09/23/14	407,256

		TOTAL BANKS			143,494,366

CAPITAL GOODS - 0.6%
220,000		Black & Decker Corp	8.950	04/15/14	260,114
4,000,000	h	Caterpillar Financial Services Corp	2.650	04/01/16	3,969,891
750,000		CRH America, Inc	4.130	01/15/16	750,731
710,000		DIRECTV Holdings LLC	3.500	03/01/16	711,541
1,305,000	g	Gold Fields Orogen Holding BVI Ltd	4.880	10/07/20	1,252,328
525,000		Goodrich Corp	6.130	03/01/19	588,373
2,025,000		ITT Corp	4.900	05/01/14	2,166,094

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,291,000	g	Myriad International Holding BV	6.380%	07/28/17	$1,363,554
605,000		Tyco International Finance S.A.	6.000	11/15/13	669,762
345,000		Tyco International Finance S.A.	4.130	10/15/14	366,324
350,000		United Technologies Corp	5.400	05/01/35	361,489
155,000		United Technologies Corp	6.050	06/01/36	172,385
355,000		United Technologies Corp	5.700	04/15/40	380,298

		TOTAL CAPITAL GOODS			13,012,884

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
890,000		Daimler Finance North America LLC	5.750	09/08/11	909,365
123,357		Daimler Finance North America LLC	7.300	01/15/12	129,573
745,000	g	National Agricultural Cooperative Federation	4.250	01/28/16	756,930
695,000		News America, Inc	7.250	05/18/18	828,860
225,000		News America, Inc	7.630	11/30/28	257,599
600,000		News America, Inc	6.200	12/15/34	603,433
730,000		News America, Inc	6.650	11/15/37	765,620
600,000		News America, Inc	6.900	08/15/39	651,443
645,000		Republic Services, Inc	5.000	03/01/20	667,752
925,000		Republic Services, Inc	5.250	11/15/21	968,338
845,000		Republic Services, Inc	6.200	03/01/40	892,302
1,220,000		Svensk Exportkredit AB	5.130	03/01/17	1,349,508
1,000,000		Waste Management, Inc	4.600	03/01/21	999,165
2,585,000		Waste Management, Inc	6.130	11/30/39	2,682,988

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			12,462,876

CONSUMER DURABLES & APPAREL - 0.2%
1,500,000		AXIATA SPV1 LABUAN Ltd	5.380	04/28/20	1,528,149
1,500,000	g	Harley-Davidson Financial Services, Inc	3.880	03/15/16	1,492,900
810,000		Whirlpool Corp	8.000	05/01/12	863,211

		TOTAL CONSUMER DURABLES & APPAREL			3,884,260

CONSUMER SERVICES - 0.2%
1,580,000		McDonald’s Corp	3.500	07/15/20	1,543,166
1,400,000	g	Transnet Ltd	4.500	02/10/16	1,429,201
123,357		Walt Disney Co	6.380	03/01/12	129,811
990,000		Walt Disney Co	4.500	12/15/13	1,072,833

		TOTAL CONSUMER SERVICES			4,175,011

DIVERSIFIED FINANCIALS - 9.0%
385,000		American Express Co	7.000	03/19/18	449,959
1,370,000		American Express Co	8.130	05/20/19	1,709,312
530,000		Ameriprise Financial, Inc	5.300	03/15/20	561,792
1,425,000	g	Banco Mercantil del Norte S.A.	4.380	07/19/15	1,439,250
1,490,000	g	Bangkok Bank PCL	4.800	10/18/20	1,418,254
845,000		Bank of New York Mellon Corp	4.300	05/15/14	906,115
580,000		Bank of New York Mellon Corp	5.450	05/15/19	636,217
2,000,000	g,h	Banque PSA Finance	3.380	04/04/14	1,999,094
615,000		Barclays Bank plc	5.200	07/10/14	664,684
1,125,000		BlackRock, Inc	3.500	12/10/14	1,176,274
1,290,000		BlackRock, Inc	5.000	12/10/19	1,353,276
1,490,000	g	BM&FBOVESPA S.A.	5.500	07/16/20	1,524,212
1,320,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	1,302,612

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$890,000		Capital One Bank USA NA	8.800%	07/15/19	$1,119,051
975,000		Capital One Financial Corp	5.700	09/15/11	996,601
7,245,000		Citigroup Funding, Inc	2.000	03/30/12	7,347,481
7,245,000		Citigroup Funding, Inc	1.880	10/22/12	7,382,054
6,585,000		Citigroup Funding, Inc	2.250	12/10/12	6,751,107
1,500,000		Credit Suisse	5.000	05/15/13	1,601,393
1,420,000		Credit Suisse	5.500	05/01/14	1,556,472
1,125,000		Credit Suisse	5.300	08/13/19	1,182,569
123,357		Credit Suisse USA, Inc	6.500	01/15/12	129,033
660,000		Eaton Vance Corp	6.500	10/02/17	747,568
925,000		Franklin Resources, Inc	3.130	05/20/15	946,794
3,295,000		General Electric Capital Corp	2.250	03/12/12	3,353,766
1,580,000		General Electric Capital Corp	2.200	06/08/12	1,612,564
123,357		General Electric Capital Corp	6.000	06/15/12	130,627
1,975,000		General Electric Capital Corp	2.130	12/21/12	2,021,657
2,635,000		General Electric Capital Corp	2.630	12/28/12	2,719,623
465,000		General Electric Capital Corp	2.800	01/08/13	475,786
3,865,000		General Electric Capital Corp	1.880	09/16/13	3,863,674
4,015,000		General Electric Capital Corp	5.500	06/04/14	4,390,792
1,915,000		General Electric Capital Corp	4.380	09/16/20	1,860,997
1,975,000		General Electric Capital Corp	4.630	01/07/21	1,945,023
4,000,000		General Electric Capital Corp	5.300	02/11/21	4,062,676
810,000		General Electric Capital Corp	6.880	01/10/39	903,954
11,190,000		GMAC, Inc	1.750	10/30/12	11,377,287
31,064,000		GMAC, Inc	2.200	12/19/12	31,823,080
660,000	i	Goldman Sachs Capital II	5.790	12/30/49	569,250
123,357		Goldman Sachs Group, Inc	6.600	01/15/12	128,944
990,000		Goldman Sachs Group, Inc	5.700	09/01/12	1,049,152
50,000		Goldman Sachs Group, Inc	4.750	07/15/13	52,984
250,000		Goldman Sachs Group, Inc	3.700	08/01/15	251,845
1,700,000		Goldman Sachs Group, Inc	3.630	02/07/16	1,683,937
1,025,000		Goldman Sachs Group, Inc	7.500	02/15/19	1,190,624
2,520,000		Goldman Sachs Group, Inc	5.380	03/15/20	2,558,643
135,000		Goldman Sachs Group, Inc	6.450	05/01/36	132,026
335,000		Goldman Sachs Group, Inc	6.750	10/01/37	337,891
1,500,000		Goldman Sachs Group, Inc	6.250	02/01/41	1,493,787
123,357		HSBC Finance Corp	7.000	05/15/12	131,200
3,875,000		HSBC Finance Corp	4.750	07/15/13	4,133,005
448,000	g	Hyundai Capital America	3.750	04/06/16	441,350
600,000	g	Hyundai Capital Services, Inc	4.380	07/27/16	603,188
575,000	g	International Lease Finance Corp	6.500	09/01/14	613,813
1,400,000	g	Inversiones CMPC S.A.	4.750	01/19/18	1,377,510
400,000		Jefferies Group, Inc	6.250	01/15/36	369,728
515,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	544,277
1,975,000		Landwirtschaftliche Rentenbank	5.130	02/01/17	2,213,163
665,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	67
615,000		Lloyds TSB Bank plc	6.380	01/21/21	640,889
2,145,000	g	Lukoil International Finance BV	6.130	11/09/20	2,187,900
802,000		MBNA Corp	6.130	03/01/13	858,021
1,235,000		Merrill Lynch & Co, Inc	5.450	02/05/13	1,309,169
715,000		Merrill Lynch & Co, Inc	6.400	08/28/17	779,406
2,025,000		Merrill Lynch & Co, Inc	6.880	04/25/18	2,249,151

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,125,000		Morgan Stanley	6.000%	05/13/14	$2,311,681
655,000		Morgan Stanley	6.000	04/28/15	713,364
1,695,000		Morgan Stanley	5.450	01/09/17	1,786,872
720,000		Morgan Stanley	5.950	12/28/17	773,379
625,000		Morgan Stanley	6.630	04/01/18	686,948
1,090,000		Morgan Stanley	7.300	05/13/19	1,225,987
2,500,000		Morgan Stanley	5.750	01/25/21	2,523,240
630,000		NASDAQ OMX Group, Inc	4.000	01/15/15	625,586
445,000		NASDAQ OMX Group, Inc	5.550	01/15/20	435,773
123,357		National Rural Utilities Cooperative Finance Corp	7.250	03/01/12	130,694
880,000		National Rural Utilities Cooperative Finance Corp	2.610	09/16/12	899,789
1,065,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	1,162,002
565,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	771,437
550,000		Nomura Holdings, Inc	4.130	01/19/16	544,180
1,500,000	g,h	Odebrecht Finance Ltd	6.000	04/05/23	1,485,000
1,125,000	g	Principal Life Global Funding I	5.130	10/15/13	1,198,716
925,000	g	PTTEP Australia International Finance Pty Ltd	4.150	07/19/15	919,438
1,410,000		Rabobank Nederland NV	2.130	10/13/15	1,360,475
835,000	g,i	Rabobank Nederland NV	11.000	12/30/49	1,087,588
4,610,000		State Street Corp	2.150	04/30/12	4,691,463
925,000		State Street Corp	4.300	05/30/14	990,865
2,970,000	g	Toronto-Dominion Bank	2.200	07/29/15	2,934,788
1,975,000		UBS AG.	4.880	08/04/20	1,991,373
2,000,000		Unilever Capital Corp	4.250	02/10/21	2,028,228
878,750	g	Waha Aerospace BV	3.930	07/28/20	878,750
475,000		Waha Aerospace BV	3.930	07/28/20	475,000
320,000	g	WT Finance Aust Pty Ltd	5.130	11/15/14	342,068

		TOTAL DIVERSIFIED FINANCIALS			178,318,284

ENERGY - 3.9%
1,275,000		Anadarko Petroleum Corp	5.950	09/15/16	1,386,416
345,000		Anadarko Petroleum Corp	8.700	03/15/19	422,580
625,000		Anadarko Petroleum Corp	6.450	09/15/36	624,193
1,320,000		Apache Corp	5.100	09/01/40	1,227,093
875,000		Baker Hughes, Inc	6.500	11/15/13	985,298
335,000		Baker Hughes, Inc	5.130	09/15/40	317,704
395,000		BJ Services Co	5.750	06/01/11	398,311
1,090,000		BP Capital Markets plc	3.130	03/10/12	1,113,956
12,645,000		BP Capital Markets plc	3.200	03/11/16	12,589,184
735,000		Burlington Resources Finance Co	7.200	08/15/31	888,890
1,075,000		Chevron Corp	3.450	03/03/12	1,104,435
1,400,000		ConocoPhillips	4.600	01/15/15	1,525,768
1,140,000		ConocoPhillips	6.500	02/01/39	1,297,787
123,357		Devon Financing Corp ULC	6.880	09/30/11	127,127
1,388,965		Dolphin Energy Ltd	5.890	06/15/19	1,475,775
990,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	1,055,282
910,000	g	Empresa Nacional del Petroleo	5.250	08/10/20	907,675
480,000		Enbridge Energy Partners LP	5.200	03/15/20	498,983
235,000		EnCana Corp	6.630	08/15/37	253,714
875,000		Enterprise Products Operating LLC	4.600	08/01/12	910,557
335,000		Enterprise Products Operating LLC	5.600	10/15/14	370,096
170,000		Enterprise Products Operating LLC	5.000	03/01/15	182,017

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$465,000		Enterprise Products Operating LLC	6.300%	09/15/17	$524,266
270,000		Enterprise Products Operating LLC	6.500	01/31/19	306,875
615,000		Enterprise Products Operating LLC	6.130	10/15/39	612,110
705,000		Enterprise Products Operating LLC	5.950	02/01/41	685,725
810,000		EOG Resources, Inc	4.100	02/01/21	784,213
1,450,000	g	Gaz Capital S.A.	5.090	11/29/15	1,513,365
465,000		Hess Corp	8.130	02/15/19	583,738
1,295,000		Hess Corp	5.600	02/15/41	1,237,155
1,200,000	g	Marathon Petroleum Corp	3.500	03/01/16	1,203,149
1,000,000	g	Marathon Petroleum Corp	5.130	03/01/21	1,007,983
830,000	g	Novatek Finance Ltd	6.600	02/03/21	871,505
1,450,000		Occidental Petroleum Corp	4.100	02/01/21	1,436,137
365,000		Pemex Project Funding Master Trust	5.750	03/01/18	386,169
400,000		Pemex Project Funding Master Trust	6.630	06/15/35	401,245
250,000		Pemex Project Funding Master Trust	6.630	06/15/38	248,937
640,000		Petrobras International Finance Co	3.880	01/27/16	644,278
1,210,000		Petrobras International Finance Co	7.880	03/15/19	1,420,643
1,048,000		Petrobras International Finance Co	6.880	01/20/40	1,097,469
925,000		Petroleos Mexicanos	4.880	03/15/15	985,125
170,000		Petroleos Mexicanos	8.000	05/03/19	204,170
925,000		Petroleos Mexicanos	6.000	03/05/20	981,888
735,000		Petroleos Mexicanos	5.500	01/21/21	746,025
1,315,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	1,594,438
1,425,000	g	Petronas Capital Ltd	5.250	08/12/19	1,515,579
1,125,000		Plains All American Pipeline LP	5.000	02/01/21	1,128,345
1,500,000	g,h	PTTEP Canada International Finance Ltd	5.690	04/05/21	1,498,905
1,106,040		Ras Laffan Liquefied Natural Gas Co Ltd	5.300	09/30/20	1,147,517
1,430,000	g	Reliance Holdings USA	4.500	10/19/20	1,347,219
600,000	g	Rockies Express Pipeline LLC	6.250	07/15/13	640,858
1,494,048		Rowan Cos, Inc	3.530	05/01/20	1,496,259
2,992,455		Rowan Cos, Inc	3.160	07/15/21	2,974,469
1,250,000	g	Schlumberger Norge AS.	4.200	01/15/21	1,250,529
1,250,000	g	Schlumberger Oilfield UK plc	4.200	01/15/21	1,250,529
630,000		SEACOR Holdings, Inc	7.380	10/01/19	670,169
660,000		Shell International Finance BV	3.100	06/28/15	676,296
1,175,000		Shell International Finance BV	4.300	09/22/19	1,209,957
285,000		Shell International Finance BV	6.380	12/15/38	322,077
415,000		Statoil ASA	2.900	10/15/14	428,219
150,000		TransCanada Pipelines Ltd	4.000	06/15/13	158,547
1,915,000		TransCanada Pipelines Ltd	7.690	06/30/16	2,266,424
660,000		TransCanada Pipelines Ltd	5.850	03/15/36	671,476
235,000		Vale Overseas Ltd	6.250	01/23/17	261,585
480,000		Vale Overseas Ltd	6.880	11/21/36	511,133
970,000		Vale Overseas Ltd	6.880	11/10/39	1,036,828
515,000		Valero Energy Corp	4.500	02/01/15	541,946
710,000		Valero Energy Corp	6.130	02/01/20	767,915
1,795,000		Weatherford Bermuda Holdings Ltd	5.130	09/15/20	1,782,354
1,470,000		XTO Energy, Inc	6.250	04/15/13	1,617,739
660,000		XTO Energy, Inc	4.630	06/15/13	708,895

		TOTAL ENERGY			77,021,218

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

FOOD & STAPLES RETAILING - 0.3%
$500,000		CVS Caremark Corp	3.250%	05/18/15	$507,907
1,750,000		CVS Caremark Corp	5.750	06/01/17	1,927,604
120,000		CVS Caremark Corp	6.600	03/15/19	137,650
580,000		Delhaize Group S.A.	5.880	02/01/14	633,244
565,000		Delhaize Group S.A.	6.500	06/15/17	635,492
335,000		Kroger Co	6.200	06/15/12	354,145
190,000		Kroger Co	5.000	04/15/13	203,007
600,000		Kroger Co	6.400	08/15/17	690,338
120,000		Kroger Co	6.800	12/15/18	139,158

		TOTAL FOOD & STAPLES RETAILING			5,228,545

FOOD, BEVERAGE & TOBACCO - 1.1%
2,500,000		Anheuser-Busch InBev Worldwide, Inc	2.880	02/15/16	2,481,395
1,835,000		Anheuser-Busch InBev Worldwide, Inc	5.380	01/15/20	1,969,509
1,160,000		Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	1,213,138
365,000		Anheuser-Busch InBev Worldwide, Inc	6.380	01/15/40	409,129
1,005,000		Bottling Group LLC	6.950	03/15/14	1,157,509
2,015,000		Coca-Cola Co	3.150	11/15/20	1,874,800
465,000		Coca-Cola Enterprises, Inc	4.250	03/01/15	499,487
1,160,000		Dr Pepper Snapple Group, Inc	2.350	12/21/12	1,182,657
385,000		Dr Pepper Snapple Group, Inc	6.120	05/01/13	420,205
650,000		General Mills, Inc	5.200	03/17/15	713,907
290,000		General Mills, Inc	5.650	02/15/19	321,448
925,000	g	Grupo Bimbo SAB de C.V.	4.880	06/30/20	927,048
45,357		Kraft Foods, Inc	6.250	06/01/12	48,112
505,000		Kraft Foods, Inc	6.130	02/01/18	564,519
1,450,000		Kraft Foods, Inc	5.380	02/10/20	1,530,832
1,060,000		Kraft Foods, Inc	6.500	02/09/40	1,132,171
1,450,000		Mead Johnson Nutrition Co	5.900	11/01/39	1,496,839
190,000		PepsiAmericas, Inc	5.750	07/31/12	202,485
105,000		PepsiAmericas, Inc	4.380	02/15/14	112,617
1,055,000		PepsiCo, Inc	0.880	10/25/13	1,043,241
78,000		PepsiCo, Inc	7.900	11/01/18	99,003
565,000		Philip Morris International, Inc	4.880	05/16/13	605,858
1,110,000		Philip Morris International, Inc	6.880	03/17/14	1,273,978
200,000		Philip Morris International, Inc	6.380	05/16/38	224,801
123,357		Tyson Foods, Inc	8.250	10/01/11	127,058

		TOTAL FOOD, BEVERAGE & TOBACCO			21,631,746

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
630,000		Boston Scientific Corp	4.500	01/15/15	649,773
572,000		McKesson Corp	3.250	03/01/16	576,124
395,000		Medtronic, Inc	4.750	09/15/15	432,334
695,000		Medtronic, Inc	4.450	03/15/20	711,999
765,000		Quest Diagnostics, Inc	6.400	07/01/17	861,678
960,000		Thermo Fisher Scientific, Inc	2.150	12/28/12	975,483
325,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	332,725
335,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	365,346
1,875,000		Thermo Fisher Scientific, Inc	3.200	03/01/16	1,906,449
310,000		Thermo Fisher Scientific, Inc	4.700	05/01/20	320,307

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			7,132,218

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
$120,000		Colgate-Palmolive Co	6.450%	06/16/28	$133,102
635,000		Procter & Gamble Co	5.550	03/05/37	678,665

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			811,767

INSURANCE - 1.4%
565,000		ACE INA Holdings, Inc	5.880	06/15/14	627,164
310,000		Aetna, Inc	6.500	09/15/18	356,678
285,000		Aetna, Inc	6.630	06/15/36	314,929
650,000		Aflac, Inc	6.900	12/17/39	681,912
775,000		Allstate Corp	7.450	05/16/19	920,574
875,000		American Financial Group, Inc	9.880	06/15/19	1,069,653
2,850,000		American International Group, Inc	3.650	01/15/14	2,898,848
500,000		Chubb Corp	6.000	05/11/37	523,705
235,000		CIGNA Corp	5.130	06/15/20	244,960
2,000,000		CIGNA Corp	4.500	03/15/21	1,968,884
890,000		Genworth Financial, Inc	7.200	02/15/21	883,896
1,125,000		Hartford Financial Services Group, Inc	4.000	03/30/15	1,142,073
1,125,000		Hartford Financial Services Group, Inc	5.500	03/30/20	1,144,136
565,000		Hartford Financial Services Group, Inc	6.630	03/30/40	572,674
1,275,000		Lincoln National Corp	7.000	06/15/40	1,455,326
170,000		Metlife, Inc	5.000	06/15/15	183,051
1,125,000		Metlife, Inc	6.750	06/01/16	1,300,437
335,000		Metlife, Inc	5.700	06/15/35	334,260
1,320,000		Metlife, Inc	5.880	02/06/41	1,330,906
705,000		Prudential Financial, Inc	5.100	09/20/14	757,721
630,000		Prudential Financial, Inc	7.380	06/15/19	739,693
1,950,000		Prudential Financial, Inc	6.200	11/15/40	2,025,693
1,190,000	g	Prudential Funding LLC	6.750	09/15/23	1,327,032
615,000		Travelers Cos, Inc	5.800	05/15/18	676,335
170,000		Travelers Cos, Inc	5.900	06/02/19	188,025
270,000		Unum Group	5.630	09/15/20	274,359
500,000		WellPoint, Inc	5.880	06/15/17	560,835
435,000		WellPoint, Inc	5.850	01/15/36	438,940
3,350,000		Willis Group Holdings plc	4.130	03/15/16	3,332,757
410,000		WR Berkley Corp	5.380	09/15/20	412,248

		TOTAL INSURANCE			28,687,704

MATERIALS - 1.4%
205,000		3M Co	4.380	08/15/13	221,250
860,000		3M Co	5.700	03/15/37	936,424
660,000		Air Products & Chemicals, Inc	4.150	02/01/13	687,486
170,000		Airgas, Inc	4.500	09/15/14	177,592
480,000		Alcoa, Inc	6.150	08/15/20	507,227
1,410,000	g	Anglo American Capital plc	2.150	09/27/13	1,420,708
200,000		AngloGold Ashanti Holdings plc	5.380	04/15/20	202,867
310,000		ArcelorMittal	3.750	08/05/15	313,067
1,500,000		ArcelorMittal	3.750	02/01/16	1,497,230
275,000		ArcelorMittal	9.850	06/01/19	348,907
2,400,000		ArcelorMittal	5.500	03/01/21	2,364,976
1,030,000		ArcelorMittal	7.000	10/15/39	1,032,756
1,500,000		ArcelorMittal	6.750	03/01/41	1,470,062

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,500,000	h	Cliffs Natural Resources, Inc	6.250%	10/01/40	$1,489,991
660,000		Clorox Co	3.550	11/01/15	675,675
1,475,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	1,379,345
1,572,000		Dow Chemical Co	8.550	05/15/19	1,987,077
335,000		Eastman Chemical Co	5.500	11/15/19	350,882
735,000		EI Du Pont de Nemours & Co	4.130	03/06/13	772,311
660,000		EI Du Pont de Nemours & Co	3.250	01/15/15	684,428
1,580,000		EI Du Pont de Nemours & Co	4.630	01/15/20	1,634,651
357		International Paper Co	6.750	09/01/11	365
530,000		International Paper Co	7.300	11/15/39	592,944
1,352,000		Lafarge S.A.	6.150	07/15/11	1,372,067
275,000		Newmont Mining Corp	6.250	10/01/39	291,546
1,410,000	g	POSCO	4.250	10/28/20	1,324,818
795,000		Praxair, Inc	5.250	11/15/14	887,940
1,700,000		Rio Tinto Finance USA Ltd	3.500	11/02/20	1,584,737
1,780,000	g	Sinochem Corp	6.300	11/12/40	1,752,171
1,305,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	1,330,663

		TOTAL MATERIALS			29,292,163

MEDIA - 0.7%
705,000		CBS Corp	4.300	02/15/21	666,385
44,000		Comcast Cable Communications Holdings, Inc	8.380	03/15/13	49,589
785,000		Comcast Corp	5.650	06/15/35	737,903
445,000		Comcast Corp	6.400	03/01/40	455,773
1,255,000		DIRECTV Holdings LLC	6.000	08/15/40	1,201,886
775,000	g	NBC Universal, Inc	5.150	04/30/20	798,753
990,000		Time Warner Cable, Inc	8.750	02/14/19	1,234,267
2,075,000		Time Warner Cable, Inc	8.250	04/01/19	2,527,825
357		Time Warner, Inc	6.880	05/01/12	379
960,000		Time Warner, Inc	3.150	07/15/15	972,230
4,000,000		Time Warner, Inc	4.700	01/15/21	3,982,992
565,000		Time Warner, Inc	6.500	11/15/36	580,828
565,000		Viacom, Inc	4.380	09/15/14	602,811

		TOTAL MEDIA			13,811,621

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
245,000		Abbott Laboratories	5.600	05/15/11	246,507
680,000		Abbott Laboratories	5.300	05/27/40	668,063
335,000		Agilent Technologies, Inc	2.500	07/15/13	337,985
870,000		Eli Lilly & Co	3.550	03/06/12	895,236
4,000,000		Gilead Sciences, Inc	4.500	04/01/21	3,952,460
580,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	651,834
600,000		Johnson & Johnson	5.850	07/15/38	667,744
1,320,000		Johnson & Johnson	4.500	09/01/40	1,209,350
480,000		Life Technologies Corp	3.500	01/15/16	478,503
1,800,000		Merck & Co, Inc	3.880	01/15/21	1,761,827
600,000		Novartis Capital Corp	4.130	02/10/14	641,629
2,180,000		Novartis Capital Corp	2.900	04/24/15	2,228,539
385,000		Novartis Capital Corp	4.400	04/24/20	398,249
455,000		Pfizer, Inc	5.350	03/15/15	507,790
4,000,000		Sanofi-Aventis S.A.	2.630	03/29/16	3,965,617
465,000		Schering-Plough Corp	6.550	09/15/37	549,531

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			19,160,864

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

REAL ESTATE - 0.8%
$345,000		AMB Property LP	4.500%	08/15/17	$348,248
220,000		Boston Properties LP	4.130	05/15/21	209,244
235,000		Brandywine Operating Partnership LP	7.500	05/15/15	265,503
2,500,000		Brandywine Operating Partnership LP	4.950	04/15/18	2,471,404
2,000,000		Developers Diversified Realty Corp	4.750	04/15/18	1,946,818
123,357		EOP Operating LP	7.000	07/15/11	125,207
40,000		Federal Realty Investment Trust	5.650	06/01/16	43,543
75,000		Federal Realty Investment Trust	5.900	04/01/20	81,249
435,000		HCP, Inc	3.750	02/01/16	437,199
2,000,000		Health Care REIT, Inc	3.630	03/15/16	1,981,136
500,000		Healthcare Realty Trust, Inc	5.750	01/15/21	512,779
2,250,000		Highwoods Properties, Inc	5.850	03/15/17	2,394,601
290,000		Kilroy Realty Corp	5.000	11/03/15	289,402
105,000		Kimco Realty Corp	5.700	05/01/17	114,002
530,000		Liberty Property LP	4.750	10/01/20	523,612
250,000		Mack-Cali Realty Corp	7.750	08/15/19	301,236
155,000		National Retail Properties, Inc	6.880	10/15/17	166,991
55,000		Nationwide Health Properties, Inc	6.250	02/01/13	58,763
220,000		ProLogis	7.630	08/15/14	251,715
335,000		Realty Income Corp	5.950	09/15/16	366,901
350,000		Regency Centers LP	5.250	08/01/15	373,383
40,000		Regency Centers LP	5.880	06/15/17	43,833
630,000		Regency Centers LP	4.800	04/15/21	615,213
105,000		Simon Property Group LP	5.250	12/01/16	114,167
470,000		Simon Property Group LP	10.350	04/01/19	647,828
660,000		Simon Property Group LP	4.380	03/01/21	645,698
650,000	g,i	USB Realty Corp	6.090	12/30/49	546,000
705,000		Washington Real Estate Investment Trust	4.950	10/01/20	714,856

		TOTAL REAL ESTATE			16,590,531

RETAILING - 0.2%
615,000		Home Depot, Inc	5.880	12/16/36	611,306
1,500,000		Home Depot, Inc	5.950	04/01/41	1,495,821
500,000		Martin Marietta Materials, Inc	6.600	04/15/18	548,186
1,170,000		O’Reilly Automotive, Inc	4.880	01/14/21	1,157,255
600,000		Staples, Inc	9.750	01/15/14	720,340
705,000		Wal-Mart Stores, Inc	5.000	10/25/40	655,719

		TOTAL RETAILING			5,188,627

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
565,000		Analog Devices, Inc	5.000	07/01/14	614,062
445,000	g	Broadcom Corp	1.500	11/01/13	441,059
1,110,000	g	Broadcom Corp	2.380	11/01/15	1,072,241
990,000		National Semiconductor Corp	3.950	04/15/15	1,008,458

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			3,135,820

SOFTWARE & SERVICES - 0.4%
565,000		Adobe Systems, Inc	3.250	02/01/15	577,280
1,485,000		International Business Machines Corp	1.000	08/05/13	1,476,158

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$605,000		Microsoft Corp	0.880%	09/27/13	$600,688
680,000		Microsoft Corp	2.950	06/01/14	707,738
1,935,000		Microsoft Corp	1.630	09/25/15	1,873,362
630,000		Oracle Corp	3.750	07/08/14	668,651
450,000		Oracle Corp	5.750	04/15/18	503,903
660,000	g	Oracle Corp	3.880	07/15/20	648,603
2,110,000		Symantec Corp	2.750	09/15/15	2,052,143

		TOTAL SOFTWARE & SERVICES			9,108,526

TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
1,125,000		Amphenol Corp	4.750	11/15/14	1,207,074
415,000		General Electric Co	5.250	12/06/17	451,935
1,075,000		Hewlett-Packard Co	4.250	02/24/12	1,111,466
795,000		Hewlett-Packard Co	2.950	08/15/12	816,979
650,000		Hewlett-Packard Co	4.750	06/02/14	706,783
765,000		Hewlett-Packard Co	3.750	12/01/20	734,932
1,500,000		Juniper Networks, Inc	3.100	03/15/16	1,497,915
345,000		L-3 Communications Corp	5.200	10/15/19	359,857
1,185,000		L-3 Communications Corp	4.950	02/15/21	1,191,914
450,000		Xerox Corp	8.250	05/15/14	526,068
500,000		Xerox Corp	4.250	02/15/15	526,325
300,000		Xerox Corp	5.630	12/15/19	322,388

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			9,453,636

TELECOMMUNICATION SERVICES - 2.0%
1,030,000		America Movil SAB de C.V.	5.000	03/30/20	1,062,028
560,000		America Movil SAB de C.V.	6.130	03/30/40	585,471
2,635,000		AT&T, Inc	2.500	08/15/15	2,615,448
620,000		AT&T, Inc	6.150	09/15/34	617,836
430,000		AT&T, Inc	6.500	09/01/37	445,597
1,700,000		AT&T, Inc	6.300	01/15/38	1,713,432
1,235,000		BellSouth Corp	5.200	09/15/14	1,350,317
120,000		BellSouth Corp	6.880	10/15/31	130,535
275,000		BellSouth Corp	6.550	06/15/34	287,837
2,160,000		Cellco Partnership	3.750	05/20/11	2,169,120
2,260,000		Cellco Partnership	8.500	11/15/18	2,903,679
630,000		Deutsche Telekom International Finance BV	8.750	06/15/30	825,990
1,305,000		France Telecom S.A.	2.130	09/16/15	1,277,449
975,000	g	Globo Comunicacao e Participacoes S.A.	6.250	12/30/49	1,025,213
1,270,000	g	Qtel International Finance	4.750	02/16/21	1,184,275
65,000		Sprint Capital Corp	8.380	03/15/12	68,575
660,000		Sprint Capital Corp	8.750	03/15/32	702,075
240,000		Sprint Nextel Corp	6.000	12/01/16	240,900
680,000		Telecom Italia Capital S.A.	6.180	06/18/14	730,113
660,000		Telecom Italia Capital S.A.	7.000	06/04/18	717,700
1,945,000		Telecom Italia Capital S.A.	7.180	06/18/19	2,126,138
2,500,000		Telefonica Emisiones SAU	3.990	02/16/16	2,512,098
2,470,000		Telefonica Emisiones SAU	5.130	04/27/20	2,457,546
1,250,000		Telefonica Emisiones SAU	5.460	02/16/21	1,265,888
1,415,000	g	Telefonica Moviles Chile S.A.	2.880	11/09/15	1,361,364
925,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	979,951
2,045,000	g	Telemar Norte Leste S.A.	5.500	10/23/20	2,009,213

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$760,000		Verizon Communications, Inc	5.250%	04/15/13	$819,009
1,110,000		Verizon Communications, Inc	5.500	02/15/18	1,210,096
425,000		Verizon Communications, Inc	8.750	11/01/18	543,765
430,000		Verizon Communications, Inc	8.950	03/01/39	586,118
1,000,000		Verizon Communications, Inc	6.000	04/01/41	996,128
445,000		Verizon New England, Inc	4.750	10/01/13	473,394
740,000		Verizon New Jersey, Inc	5.880	01/17/12	769,084
123,357		Verizon New York, Inc	6.880	04/01/12	130,591
335,000		Verizon Virginia, Inc	4.630	03/15/13	353,297
1,000,000	g	Virgin Media Secured Finance plc	5.250	01/15/21	1,003,407

		TOTAL TELECOMMUNICATION SERVICES			40,250,677

TRANSPORTATION - 0.7%
1,635,000	g,h	Asciano Finance	5.000	04/07/18	1,626,138
445,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	453,134
300,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	318,620
1,275,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	1,291,209
3,320,000		CSX Corp	3.700	10/30/20	3,130,057
4,000,000		Delta Air Lines, Inc	5.300	04/15/19	4,030,000
335,000		Embraer Overseas Ltd	6.380	01/15/20	360,125
415,000		Norfolk Southern Corp	5.750	04/01/18	465,238
838,000		Norfolk Southern Corp	5.590	05/17/25	897,912
601,875		Totem Ocean Trailer Express, Inc	4.510	12/18/19	640,522
115,000		Union Pacific Corp	6.500	04/15/12	121,592
170,000		Union Pacific Corp	5.130	02/15/14	185,589
1,595,000		United Parcel Service, Inc	3.130	01/15/21	1,477,916

		TOTAL TRANSPORTATION			14,998,052

UTILITIES - 2.5%
730,000		AGL Capital Corp	5.250	08/15/19	768,734
1,285,000		Alliant Energy Corp	4.000	10/15/14	1,335,964
775,000		Atmos Energy Corp	8.500	03/15/19	968,110
1,515,000		Carolina Power & Light Co	5.300	01/15/19	1,655,601
225,000		Carolina Power & Light Co	5.700	04/01/35	230,408
335,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	379,899
159,000	g	CenterPoint Energy Resources Corp	4.500	01/15/21	155,861
660,000		CenterPoint Energy Resources Corp	6.250	02/01/37	671,165
1,490,000	g	Colbun S.A.	6.000	01/21/20	1,527,263
1,850,000		Commonwealth Edison Co	4.000	08/01/20	1,786,399
395,000		Commonweatlh Edison Co	5.900	03/15/36	402,361
415,000		Connecticut Light & Power Co	5.500	02/01/19	456,317
275,000		Consolidated Edison Co of New York, Inc	4.450	06/15/20	282,000
640,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	666,259
619,000		Consolidated Natural Gas Co	6.250	11/01/11	638,384
225,000		Consolidated Natural Gas Co	5.000	12/01/14	246,085
2,500,000		Dominion Resources, Inc	4.450	03/15/21	2,479,329
1,160,000		Duke Energy Carolinas LLC	5.750	11/15/13	1,290,657
260,000		Duke Energy Carolinas LLC	4.300	06/15/20	262,863
2,000,000		Duke Energy Corp	3.950	09/15/14	2,097,749
1,300,000	g	Empresa Electrica del Norte Grande S.A.	5.630	01/15/21	1,301,910
335,000		Florida Power Corp	6.400	06/15/38	376,326
1,410,000		FPL Group Capital, Inc	2.600	09/01/15	1,370,887

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$630,000		Indiana Michigan Power Co	7.000%	03/15/19	$739,538
555,000		Integrys Energy Group, Inc	4.170	11/01/20	530,289
195,000	g	Kansas Gas & Electric	6.700	06/15/19	221,197
4,030,000	g	Kentucky Utilities Co	3.750	11/15/20	3,720,584
125,000		Kinder Morgan Energy Partners LP	5.850	09/15/12	132,959
1,000,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	1,007,616
775,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	983,609
565,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	579,056
955,000	g	Korea Hydro & Nuclear Power Co Ltd	3.130	09/16/15	929,563
1,160,000		Midamerican Energy Holdings Co	5.950	05/15/37	1,196,182
185,000		National Fuel Gas Co	5.250	03/01/13	195,258
630,000		Nevada Power Co	6.500	08/01/18	722,873
320,000		Nevada Power Co	5.380	09/15/40	307,078
1,335,000		NiSource Finance Corp	5.400	07/15/14	1,458,558
1,975,000		Northern States Power Co	5.350	11/01/39	1,984,146
150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	174,669
445,000		ONEOK Partners LP	5.900	04/01/12	465,702
695,000		Pacific Gas & Electric Co	8.250	10/15/18	887,749
500,000		PacifiCorp	6.000	01/15/39	537,726
885,000		Pepco Holdings, Inc	2.700	10/01/15	870,963
1,450,000		PG&E Corp	5.750	04/01/14	1,584,419
135,000		Potomac Electric Power Co	7.900	12/15/38	180,353
565,000		Progress Energy, Inc	7.050	03/15/19	666,360
1,780,000		Public Service Co of Oklahoma	5.150	12/01/19	1,874,605
440,000		Public Service Electric & Gas Co	5.300	05/01/18	483,329
1,190,000		Public Service Electric & Gas Co	5.380	11/01/39	1,174,040
970,000		San Diego Gas & Electric Co	5.350	05/15/40	978,825
630,000		Sempra Energy	6.000	10/15/39	641,436
430,000		Veolia Environnement	5.250	06/03/13	460,815
850,000		Virginia Electric and Power Co	4.750	03/01/13	904,924
480,000		Williams Partners LP	3.800	02/15/15	496,886
845,000		Williams Partners LP	5.250	03/15/20	881,480
940,000		Williams Partners LP	6.300	04/15/40	976,146

		TOTAL UTILITIES			50,299,464

		TOTAL CORPORATE BONDS			708,318,558
		(Cost $692,526,354)

GOVERNMENT BONDS - 53.5%

AGENCY SECURITIES - 6.2%
		Federal Farm Credit Bank (FFCB)
1,655,000		FFCB	1.380	06/25/13	1,671,178
		Federal Home Loan Bank (FHLB)
6,880,000		FHLB	1.880	06/21/13	7,011,387
1,655,000		FHLB	5.000	11/17/17	1,856,197
		Federal Home Loan Mortgage Corp (FHLMC)
14,000,000		FHLMC	0.750	03/28/13	13,975,963
1,320,000		FHLMC	3.500	05/29/13	1,392,571
1,860,000		FHLMC	2.500	04/23/14	1,918,722
5,050,000		FHLMC	5.130	10/18/16	5,673,226
		Federal National Mortgage Association (FNMA)

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,295,000		FNMA	1.380%	04/28/11	$3,298,199
2,635,000		FNMA	5.000	10/15/11	2,702,640
660,000		FNMA	1.130	07/30/12	665,023
4,215,000		FNMA	1.250	08/20/13	4,229,651
6,585,000		FNMA	2.750	03/13/14	6,844,344
6,585,000		FNMA	2.500	05/15/14	6,797,412
6,585,000		FNMA	3.000	09/16/14	6,891,117
6,098,201		AMAL Ltd	3.470	08/21/21	6,124,423
1,004,858		Cal Dive I- Title XI, Inc	4.930	02/01/27	1,032,009
6,590,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	6,418,726
1,335,000		International Finance Corp	5.130	05/02/11	1,339,966
880,622		Overseas Private Investment Corp	3.420	01/15/15	915,195
6,241,982		Premier Aircraft Leasing	3.580	02/06/22	6,224,192
3,295,000		Private Export Funding Corp	4.900	12/15/11	3,401,613
4,940,000		Private Export Funding Corp	3.550	04/15/13	5,195,852
3,125,000		Private Export Funding Corp	3.050	10/15/14	3,259,178
8,560,000		Private Export Funding Corp	5.450	09/15/17	9,800,310
1,410,000		Private Export Funding Corp	2.250	12/15/17	1,337,780
3,295,000		Private Export Funding Corp	4.380	03/15/19	3,509,541
9,940,000		Private Export Funding Corp	4.300	12/15/21	10,176,255
3,046,652		San Clemente Leasing LLC	3.590	08/27/21	3,024,259

		TOTAL AGENCY SECURITIES			126,686,929

FOREIGN GOVERNMENT BONDS - 4.4%
990,000	g	Bahrain Government International Bond	5.500	03/31/20	942,975
990,000	g	Banco Nacional de Desenvolvimento Economico e Social	6.500	06/10/19	1,079,100
1,160,000	g	Banco Nacional de Desenvolvimento Economico e Social	5.500	07/12/20	1,180,300
750,000	g	Barbados Government International Bond	7.000	08/04/22	764,707
1,125,000		Brazilian Government International Bond	5.880	01/15/19	1,245,938
1,245,000		Brazilian Government International Bond	4.880	01/22/21	1,269,900
170,000		Brazilian Government International Bond	7.130	01/20/37	201,025
1,970,000		Brazilian Government International Bond	5.630	01/07/41	1,935,525
1,815,000		Canada Government International Bond	2.380	09/10/14	1,861,088
805,000		Chile Government International Bond	3.880	08/05/20	783,869
361,000,000		Chile Government International Bond	5.500	08/05/20	744,737
810,000	g	Croatia Government International Bond	6.630	07/14/20	835,920
555,000		Eksportfinans ASA	5.000	02/14/12	576,464
2,250,000		Eksportfinans ASA	2.000	09/15/15	2,200,991
2,164,000	g	Eskom Holdings Ltd	5.750	01/26/21	2,193,755
395,000		European Investment Bank	4.880	02/15/36	399,941
3,625,000		Export Development Canada	2.250	05/28/15	3,665,045
744,000		Export-Import Bank of Korea	5.880	01/14/15	814,726
735,000		Export-Import Bank of Korea	4.130	09/09/15	754,253
1,425,000		Export-Import Bank of Korea	5.130	06/29/20	1,437,513
1,345,000		Federative Republic of Brazil	6.000	01/17/17	1,507,745
307,222		Federative Republic of Brazil	8.000	01/15/18	360,986
875,000		Hungary Government International Bond	6.380	03/29/21	875,875
992,000		Hungary Government International Bond	7.630	03/29/41	992,992
845,000		Italy Government International Bond	5.380	06/12/17	898,496
925,000		Korea Development Bank	4.380	08/10/15	960,329
695,000		Korea Development Bank	3.250	03/09/16	681,600
500,000		Mexico Government International Bond	6.750	09/27/34	564,000

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,582,000		Mexico Government International Bond	6.050%	01/11/40	$1,629,460
300,000		Peruvian Government International Bond	7.130	03/30/19	354,000
450,000		Peruvian Government International Bond	7.350	07/21/25	534,825
1,500,000		Poland Government International Bond	3.880	07/16/15	1,516,106
1,250,000		Poland Government International Bond	6.380	07/15/19	1,390,925
436,000	g	Portugal Government International Bond	3.500	03/25/15	375,516
1,945,000		Province of British Columbia Canada	2.850	06/15/15	1,997,639
990,000		Province of Manitoba Canada	5.000	02/15/12	1,027,516
1,320,000		Province of Manitoba Canada	2.130	04/22/13	1,347,987
3,295,000		Province of Nova Scotia Canada	2.380	07/21/15	3,304,862
3,295,000		Province of Ontario Canada	2.630	01/20/12	3,351,849
3,955,000		Province of Ontario Canada	4.100	06/16/14	4,246,396
4,015,000		Province of Ontario Canada	2.950	02/05/15	4,148,848
5,730,000		Province of Ontario Canada	2.700	06/16/15	5,839,311
1,975,000		Province of Ontario Canada	4.000	10/07/19	2,005,774
4,120,000		Province of Ontario Canada	4.400	04/14/20	4,264,628
1,715,000		Province of Quebec Canada	5.130	11/14/16	1,911,055
850,000		Province of Quebec Canada	4.630	05/14/18	914,065
3,955,000		Province of Quebec Canada	3.500	07/29/20	3,816,041
620,000		Province of Quebec Canada	7.500	09/15/29	830,874
390,000	g	Qatar Government International Bond	4.000	01/20/15	402,675
990,000		Qatar Government International Bond	5.250	01/20/20	1,027,620
620,000	g	Qatar Govt International Bond	6.400	01/20/40	652,550
965,000		Republic of Hungary	6.250	01/29/20	981,888
925,000		Republic of Korea	5.750	04/16/14	1,007,825
750,000	g	Russian Foreign Bond - Eurobond	3.630	04/29/15	758,438
800,000	g	Russian Foreign Bond - Eurobond	5.000	04/29/20	809,000
25,000,000	g	Russian Foreign Bond-Eurobond	7.850	03/10/18	898,635
990,000		South Africa Government International Bond	6.880	05/27/19	1,149,638
1,175,000		South Africa Government International Bond	5.500	03/09/20	1,244,031
500,000		South Africa Government International Bond	6.250	03/08/41	515,310
227,000		United Mexican States	5.880	02/17/14	249,814
500,000		United Mexican States	5.950	03/19/19	557,250
1,032,000		United Mexican States	5.130	01/15/20	1,079,472

		TOTAL FOREIGN GOVERNMENT BONDS			87,871,618

MORTGAGE BACKED - 29.8%
		Federal Home Loan Mortgage Corp (FHLMC)
624,113	i	FHLMC	2.510	02/01/36	653,301
210,193	i	FHLMC	5.780	07/01/36	219,889
579,841	i	FHLMC	2.870	09/01/36	608,320
717,147	i	FHLMC	4.990	09/01/36	757,004
479,380	i	FHLMC	5.920	09/01/36	506,444
1,410,431	i	FHLMC	5.360	03/01/37	1,486,299
1,557,579	i	FHLMC	5.900	04/01/37	1,670,477
730,392	i	FHLMC	5.720	05/01/37	782,205
214,738	i	FHLMC	5.570	06/01/37	228,548
821,142	i	FHLMC	5.630	08/01/37	874,817
942,601	i	FHLMC	5.460	09/01/37	1,004,963
3,576,845		FHLMC	5.500	08/01/39	3,856,088
		Federal Home Loan Mortgage Corp Gold (FGLMC)
18,538		FGLMC	7.500	01/01/16	20,272

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,208		FGLMC	7.500%	05/01/16	$2,421
2,543		FGLMC	7.500	06/01/16	2,783
906,282		FGLMC	4.500	09/01/18	958,934
937,591		FGLMC	4.500	01/01/19	991,817
1,408,843		FGLMC	4.500	05/01/19	1,488,491
490,518		FGLMC	4.500	01/01/20	518,249
630,058		FGLMC	5.000	05/01/20	674,830
166,276		FGLMC	4.500	07/01/20	175,607
20,542		FGLMC	7.000	10/01/20	23,586
2,273,091		FGLMC	4.500	06/01/21	2,398,756
3,819,081		FGLMC	4.500	06/01/21	4,030,215
1,688,184		FGLMC	4.000	07/01/24	1,738,038
581,941		FGLMC	4.500	09/01/24	610,476
3,000,000	h	FGLMC	5.000	04/15/25	3,183,750
1,357		FGLMC	6.500	10/01/28	1,533
29,955		FGLMC	6.500	01/01/29	33,853
6,478		FGLMC	6.500	03/01/29	7,321
38,171		FGLMC	6.500	07/01/29	43,138
4,245		FGLMC	8.000	01/01/31	5,013
41,594		FGLMC	6.500	09/01/31	47,007
58,336		FGLMC	8.000	09/01/31	68,898
308,830		FGLMC	7.000	12/01/31	355,327
673,710		FGLMC	6.000	03/01/33	741,173
813,981		FGLMC	4.500	07/01/33	835,752
1,760,769		FGLMC	5.000	09/01/33	1,850,506
696,655		FGLMC	5.500	09/01/33	748,348
716,978		FGLMC	5.500	09/01/33	770,179
520,190		FGLMC	5.500	09/01/33	558,788
853,318		FGLMC	5.500	10/01/33	916,634
2,352,147		FGLMC	5.500	12/01/33	2,528,147
2,836,338		FGLMC	7.000	12/01/33	3,263,368
1,149,020		FGLMC	5.000	01/01/34	1,207,580
1,139,588		FGLMC	5.000	05/01/34	1,196,599
759,561		FGLMC	6.000	09/01/34	833,486
4,658,785		FGLMC	5.000	12/01/34	4,891,853
303,570		FGLMC	5.500	12/01/34	325,905
1,842,097		FGLMC	4.500	04/01/35	1,887,913
1,005,912		FGLMC	6.000	05/01/35	1,101,246
1,133,602		FGLMC	7.000	05/01/35	1,304,273
452,686		FGLMC	6.000	07/01/35	494,763
146,508		FGLMC	5.500	08/01/35	157,150
307,267		FGLMC	5.000	10/01/35	322,255
434,872		FGLMC	5.000	02/01/36	456,084
149,667		FGLMC	6.500	05/01/36	168,116
654,228		FGLMC	6.500	10/01/36	734,871
1,994,768		FGLMC	5.500	04/01/37	2,132,495
1,335,425		FGLMC	6.000	08/01/37	1,459,553
537,985		FGLMC	6.000	09/01/37	587,991
100,939		FGLMC	6.500	11/01/37	113,129
1,699,152		FGLMC	5.000	04/01/38	1,780,971
3,700,140		FGLMC	4.500	05/01/39	3,766,729
628,209		FGLMC	4.000	06/01/39	617,723

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,126,617		FGLMC	5.000%	07/01/39	$1,177,345
7,000,000	h	FGLMC	5.000	04/15/40	7,305,158
5,187,404		FGLMC	4.500	11/01/40	5,305,074
5,703,276		FGLMC	4.500	12/01/40	5,821,954
8,000,000	h	FGLMC	4.500	04/15/41	8,127,504
		Federal National Mortgage Association (FNMA)
13,215		FNMA	5.000	06/01/13	13,954
1,211,129		FNMA	4.440	07/01/13	1,267,457
6,409		FNMA	6.000	09/01/13	6,698
1,245,455		FNMA	4.760	10/01/13	1,287,697
5,334		FNMA	6.500	12/01/13	5,839
942,290		FNMA	4.780	02/01/14	1,001,928
5,905		FNMA	6.000	06/01/14	6,431
3,556,718		FNMA	4.640	11/01/14	3,782,824
2,042,928		FNMA	4.860	03/01/16	2,125,476
20,971		FNMA	6.500	10/01/16	22,983
127,476		FNMA	6.500	11/01/16	139,706
89,579		FNMA	6.500	04/01/17	98,453
312,023		FNMA	5.000	12/01/17	334,082
1,318,440		FNMA	5.500	04/01/18	1,431,668
114,742		FNMA	5.500	04/01/18	124,592
59,809		FNMA	5.500	05/01/18	64,945
515,276		FNMA	4.500	10/01/18	545,614
1,340,940		FNMA	5.000	11/01/18	1,435,994
65,827		FNMA	6.000	01/01/19	71,957
146,568		FNMA	4.500	05/01/19	154,923
442,449		FNMA	4.500	06/01/19	467,670
304,866		FNMA	5.000	03/01/20	326,419
210,709		FNMA	4.500	11/01/20	222,720
589,508		FNMA	5.000	12/01/20	630,447
462,588		FNMA	5.000	03/01/21	495,291
363,305		FNMA	5.500	08/01/21	393,598
4,000,000	h	FNMA	4.500	04/25/23	4,191,876
647,218		FNMA	4.500	06/01/23	679,864
1,239,934		FNMA	5.000	07/01/23	1,318,293
1,208,706		FNMA	5.000	07/01/23	1,285,092
262,389		FNMA	5.000	11/01/23	279,791
223,394		FNMA	5.500	02/01/24	243,221
769,094		FNMA	4.000	05/01/24	791,686
121,544		FNMA	5.500	07/01/24	132,332
1,834		FNMA	8.000	07/01/24	2,134
358,115		FNMA	4.500	08/01/24	376,066
2,829,693		FNMA	4.000	09/01/24	2,912,815
1,538,360		FNMA	5.000	03/01/25	1,640,385
8,000,000	h	FNMA	4.000	04/25/25	8,220,000
2,000,000	h	FNMA	5.000	04/25/25	2,124,688
3,335,936		FNMA	5.000	10/01/25	3,557,179
1,552		FNMA	7.500	01/01/29	1,796
4,508		FNMA	6.500	04/01/29	5,099
12,472		FNMA	7.500	07/01/29	14,470
1,247		FNMA	7.500	07/01/29	1,252
610		FNMA	7.500	02/01/31	709

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$7,864		FNMA	7.500%	03/01/31	$9,130
4,045		FNMA	7.500	05/01/31	4,696
6,435		FNMA	6.500	09/01/31	7,279
2,783		FNMA	6.500	10/01/31	3,149
39,982		FNMA	6.500	11/01/31	45,229
83,523		FNMA	6.000	01/01/32	91,965
694,963		FNMA	6.500	07/01/32	786,165
341,181		FNMA	5.500	01/01/33	367,603
129,446		FNMA	5.000	02/01/33	136,453
1,005,324		FNMA	4.500	03/25/33	1,061,343
436,982		FNMA	5.000	08/01/33	460,635
481,400		FNMA	5.000	10/01/33	507,456
406,680		FNMA	5.000	10/01/33	428,693
211,339		FNMA	5.000	03/01/34	222,778
437,549		FNMA	5.000	03/01/34	461,232
158,433		FNMA	5.000	03/01/34	167,009
136,018		FNMA	5.000	03/01/34	143,380
1,226,449		FNMA	5.000	04/01/34	1,291,492
3,862,377		FNMA	5.000	08/01/34	4,072,821
508,982		FNMA	6.000	11/01/34	559,155
146,447		FNMA	6.000	12/01/34	160,949
1,063,573		FNMA	6.000	05/01/35	1,167,385
17,013		FNMA	7.500	06/01/35	19,740
124,109		FNMA	5.500	10/01/35	134,031
346,970		FNMA	5.000	11/01/35	361,793
1,061,910	i	FNMA	2.380	02/01/36	1,113,401
158,342		FNMA	5.000	02/01/36	164,364
400,289		FNMA	5.000	02/01/36	415,513
740,483		FNMA	6.500	02/01/36	833,492
542,276	i	FNMA	5.970	07/01/36	570,348
512,318		FNMA	6.500	09/01/36	579,070
160,611		FNMA	7.000	02/01/37	183,821
435,967		FNMA	6.500	03/01/37	492,771
952,015		FNMA	7.000	04/01/37	1,089,592
1,476,955		FNMA	6.500	08/01/37	1,669,393
368,393		FNMA	6.500	08/01/37	417,544
706,149		FNMA	6.000	09/01/37	779,730
788,822		FNMA	6.000	09/01/37	871,017
1,252,438		FNMA	6.500	09/01/37	1,415,623
2,003,201	i	FNMA	5.870	10/01/37	2,128,735
341,561		FNMA	7.000	11/01/37	390,921
242,829		FNMA	6.500	01/01/38	272,495
34,285		FNMA	6.500	03/01/38	38,466
52,000,000	h	FNMA	6.000	04/25/38	56,550,000
10,000,000	h	FNMA	6.500	04/25/38	11,207,810
673,278	i	FNMA	4.940	10/01/38	712,592
36,000,000	h	FNMA	4.000	04/25/40	35,403,768
49,000,000	h	FNMA	5.000	04/25/40	51,258,606
71,000,000	h	FNMA	5.500	05/25/40	75,703,750
12,460,339		FNMA	4.500	09/01/40	12,698,207
8,458,844		FNMA	4.500	09/01/40	8,620,324
1,056,780		FNMA	4.000	11/01/40	1,040,997

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$5,264,516		FNMA	4.500%	11/01/40	$5,365,015
6,000,000	h	FNMA	3.500	04/25/41	5,649,372
		Government National Mortgage Association (GNMA)
265		GNMA	7.000	01/15/28	306
1,972		GNMA	7.000	02/15/28	2,278
1,974		GNMA	7.000	06/15/28	2,281
2,084		GNMA	7.000	06/15/28	2,408
22,550		GNMA	6.500	09/15/28	25,538
5,235		GNMA	6.500	09/15/28	5,929
16,870		GNMA	6.500	11/15/28	19,105
3,560		GNMA	7.500	11/15/28	4,139
629		GNMA	8.500	07/15/30	639
19,719		GNMA	8.500	10/15/30	19,797
16,957		GNMA	8.500	10/20/30	20,336
2,554		GNMA	8.500	12/15/30	3,075
3,871		GNMA	7.000	06/20/31	4,469
2,188		GNMA	6.500	07/15/31	2,478
14,899		GNMA	7.000	07/15/31	17,251
9,510		GNMA	7.000	07/15/31	11,011
10,317		GNMA	7.500	02/15/32	12,071
2,021		GNMA	6.500	03/15/33	2,287
424,145		GNMA	5.500	07/15/33	462,362
974,655		GNMA	5.500	09/15/33	1,062,476
351,174		GNMA	5.500	02/20/35	382,084
2,378,869		GNMA	5.500	05/20/35	2,586,028
865,641		GNMA	5.500	02/20/36	941,024
153,496		GNMA	6.000	10/20/36	168,031
162,439		GNMA	6.000	01/20/37	177,820
531,815		GNMA	6.000	02/20/37	581,673
52,000,000	h	GNMA	5.000	04/15/38	55,144,388
9,000,000	h	GNMA	5.500	04/15/38	9,745,308
357,938		GNMA	5.500	07/15/38	388,177
1,334,028		GNMA	5.500	07/20/38	1,443,530
22,117		GNMA	6.000	08/15/38	24,361
496,518		GNMA	6.000	08/20/38	542,601
461,747		GNMA	6.500	11/20/38	517,927
1,767,080		GNMA	5.000	06/15/39	1,886,634
2,087,408		GNMA	4.500	07/20/39	2,155,031
819,617		GNMA	4.000	08/15/39	821,324
27,000,000	h	GNMA	4.500	04/15/40	27,847,962
874,905		GNMA	4.000	10/15/40	877,274
33,000,000	h	GNMA	4.000	04/15/41	33,000,000
6,000,000	h	GNMA	6.000	04/15/41	6,600,000
9,000,000	h	GNMA	4.500	04/20/41	9,267,183
13,000,000	h	GNMA	5.000	04/20/41	13,790,153
1,617,137		GNMA	6.230	09/15/43	1,713,004
2,589,984		GNMA	6.500	01/15/44	2,801,160

		TOTAL MORTGAGE BACKED			605,148,610

MUNICIPAL BONDS - 0.5%
445,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	469,680
1,655,000		Grant County Public Utility District No 2	5.630	01/01/27	1,654,901

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,955,000		Long Island Power Authority	5.850%	05/01/41	$3,637,452
2,470,000		State of California	7.630	03/01/40	2,702,057
2,505,000		State of Illinois	6.730	04/01/35	2,402,971

		TOTAL MUNICIPAL BONDS			10,867,061

U.S. TREASURY SECURITIES - 12.6%
26,866,000		United States Treasury Bond	8.000	11/15/21	37,520,034
1,975,000		United States Treasury Bond	6.380	08/15/27	2,500,228
17,920,000		United States Treasury Bond	5.250	02/15/29	20,182,400
22,004,000		United States Treasury Bond	5.380	02/15/31	25,163,641
76,000		United States Treasury Bond	4.500	02/15/36	76,736
4,665,000		United States Treasury Bond	3.500	02/15/39	3,911,313
19,244,000		United States Treasury Bond	3.880	08/15/40	17,220,378
7,292,180	k	United States Treasury Inflation Indexed Bonds	0.630	04/15/13	7,631,718
8,875,120	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/16	9,798,683
3,019,710	k	United States Treasury Inflation Indexed Bonds	1.130	01/15/21	3,063,825
4,480,000		United States Treasury Note	1.000	04/30/12	4,510,957
365,000		United States Treasury Note	0.630	06/30/12	365,942
1,180,000		United States Treasury Note	0.630	07/31/12	1,182,679
1,925,000		United States Treasury Note	1.380	10/15/12	1,948,612
1,525,000		United States Treasury Note	0.630	01/31/13	1,522,260
385,000		United States Treasury Note	0.750	08/15/13	383,045
2,985,000		United States Treasury Note	3.130	08/31/13	3,138,913
615,000		United States Treasury Note	0.500	10/15/13	606,592
4,913,000		United States Treasury Note	2.750	10/31/13	5,126,023
13,062,000		United States Treasury Note	2.000	11/30/13	13,365,078
17,870,000		United States Treasury Note	1.250	03/15/14	17,864,460
8,747,000		United States Treasury Note	1.880	04/30/14	8,898,026
19,870,000		United States Treasury Note	2.250	05/31/14	20,427,294
12,755,000		United States Treasury Note	2.630	06/30/14	13,255,238
10,511,000		United States Treasury Note	2.380	08/31/14	10,819,761
2,475,000		United States Treasury Note	2.130	11/30/14	2,520,052
12,623,000		United States Treasury Note	2.130	02/29/16	12,583,553
500,000		United States Treasury Note	2.630	02/29/16	510,156
500,000		United States Treasury Note	2.750	02/28/18	496,211
44,000		United States Treasury Note	2.630	11/15/20	41,058
2,731,000		United States Treasury Note	3.630	02/15/21	2,769,832
3,964,000		United States Treasury Note	4.250	11/15/40	3,791,193
7,245,000	j	United States Treasury Strip Principal	0.000	08/15/27	3,484,084

		TOTAL U.S. TREASURY SECURITIES			256,679,975

		TOTAL GOVERNMENT BONDS			1,087,254,193
		(Cost $1,068,323,485)

STRUCTURED ASSETS - 8.6%

ASSET BACKED - 1.4%
1,410,000		AmeriCredit Automobile Receivables Trust	3.340	04/08/16	1,440,407
		Series - 2010 3 (Class C)
650,000		AmeriCredit Automobile Receivables Trust	2.850	08/08/16	650,501
		Series - 2011 1 (Class C)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$850,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150%	03/20/17	$847,143
		Series - 2010 5A (Class A)
215,000		CarMax Auto Owner Trust	2.830	02/15/17	214,280
		Series - 2011 1 (Class C)
478,798	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	280,473
		Series - 2004 2 (Class 1M1)
478,798	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	122,115
		Series - 2004 2 (Class 1B)
550,191		CIT Group Home Equity Loan Trust	6.200	02/25/30	558,587
		Series - 2002 1 (Class AF6)
515,119		Citicorp Mortgage Securities, Inc	5.710	07/25/36	519,136
		Series - 2006 1 (Class A3)
717,795		Citicorp Mortgage Securities, Inc	5.560	09/25/36	720,479
		Series - 2006 2 (Class A3)
1,023,741	i	Countrywide Asset-Backed Certificates	5.680	10/25/46	1,005,462
		Series - 2006 15 (Class A2)
89,542	i	Countrywide Home Equity Loan Trust	0.480	02/15/29	57,847
		Series - 2004 B (Class 1A)
714,610	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	701,220
		Series - 2007 MX1 (Class A1)
185,000	g,i	DB/UBS Mortgage Trust	5.470	11/10/46	186,867
		Series - 2011 LC1A (Class B)
495,000	g,i	DB/UBS Mortgage Trust	5.560	11/10/46	495,612
		Series - 2011 LC1A (Class C)
3,446,790	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	3,223,045
		Series - 2007 1A (Class AF3)
1,800,000		Ford Credit Auto Owner Trust	3.210	07/15/17	1,789,732
		Series - 2011 A (Class D)
850,000	g	Ford Credit Floorplan Master Owner Trust	2.610	02/15/16	852,814
		Series - 2011 1 (Class C)
70,000	g	Ford Credit Floorplan Master Owner Trust	4.640	02/15/17	74,772
		Series - 2010 3 (Class B)
342,218		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	335,078
		Series - 2006 HLTV (Class A3)
890,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	711,342
		Series - 2006 HLTV (Class A4)
101,895		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	102,021
		Series - 2007 1 (Class A1F)
364,678	i	Morgan Stanley ABS Capital I	0.270	01/25/37	354,325
		Series - 2007 HE2 (Class A2A)
481,003	i	Park Place Securities, Inc	0.880	09/25/34	442,301
		Series - 2004 WHQ1 (Class M1)
4,312,244	i	Residential Asset Mortgage Products, Inc	0.870	11/25/34	3,658,849
		Series - 2004 RS11 (Class M1)
450,000	i	Residential Asset Securities Corp	0.680	04/25/35	405,592
		Series - 2005 KS3 (Class M3)
153,945	i	Residential Asset Securities Corp	6.490	10/25/30	135,128
		Series - 2001 KS2 (Class AI6)
465,037		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	457,733
		Series - 2006 HI5 (Class A2)
1,655,000		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	1,411,121
		Series - 2006 HI5 (Class A3)

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,332,654		Residential Funding Mortgage Securities II, Inc	5.960%	02/25/36	$1,251,436
		Series - 2006 HI3 (Class A3)
185,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	147,859
		Series - 2006 HI1 (Class M2)
4,273,474		Residential Funding Mortgage Securities II, Inc	5.440	09/25/36	3,874,886
		Series - 2006 HI4 (Class A3)
610,813	i	Securitized Asset Backed Receivables LLC Trust	0.400	03/25/36	575,441
		Series - 2006 NC2 (Class A2)
419,775	g,i	Wachovia Loan Trust	0.610	05/25/35	269,249
		Series - 2005 SD1 (Class A)
625,139	i	Wells Fargo Home Equity Trust	0.390	07/25/36	564,787
		Series - 2006 2 (Class A3)
565,000		World Financial Network Credit Card Master Trust	6.750	04/15/19	612,427
		Series - 2010 A (Class B)

		TOTAL ASSET BACKED			29,050,068

OTHER MORTGAGE BACKED - 7.2%
1,155,000	i	Banc of America Commercial Mortgage, Inc	4.770	07/10/43	1,147,867
		Series - 2005 3 (Class AJ)
870,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	915,690
		Series - 2006 6 (Class A4)
3,737,000		Banc of America Commercial Mortgage, Inc	5.680	07/10/46	3,824,737
		Series - 2006 4 (Class AM)
1,610,000	i	Banc of America Commercial Mortgage, Inc	5.690	04/10/49	1,708,840
		Series - 2007 2 (Class A4)
4,735,000	i	Banc of America Commercial Mortgage, Inc	5.660	06/10/49	5,001,134
		Series - 2007 3 (Class A4)
153,519		Bank of America Alternative Loan Trust	5.500	09/25/19	157,169
		Series - 2004 8 (Class 3A1)
731,648		Bear Stearns Asset Backed Securities Trust	5.250	04/25/35	663,258
		Series - 2005 AC2 (Class 1A)
500,000	i	Bear Stearns Commercial Mortgage Securities	5.760	09/11/38	485,816
		Series - 2006 PW12 (Class AJ)
630,000		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	664,369
		Series - 2006 PW14 (Class A4)
545,000	i	Bear Stearns Commercial Mortgage Securities	5.450	03/11/39	592,256
		Series - 2006 PW11 (Class A4)
1,050,000	i	Bear Stearns Commercial Mortgage Securities	5.580	09/11/41	1,072,186
		Series - 2006 PW13 (Class AM)
1,070,000	i	Bear Stearns Commercial Mortgage Securities	5.570	10/12/41	1,095,011
		Series - 2006 T24 (Class AM)
1,290,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	1,356,596
		Series - 2004 T16 (Class A6)
1,690,000	i	Bear Stearns Commercial Mortgage Securities	5.690	06/11/50	1,807,133
		Series - 2007 PW17 (Class A4)
1,440,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	1,534,946
		Series - 2007 PW18 (Class A4)
986,930		Chase Mortgage Finance Corp	5.500	10/25/35	985,172
		Series - 2005 S2 (Class A24)
860,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	862,036
		Series - 2007 C9 (Class AM)

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$680,000	i	Commercial Mortgage Pass Through Certificates	5.810%	12/10/49	$737,833
		Series - 2007 C9 (Class A4)
1,000,357		Countrywide Alternative Loan Trust	5.500	08/25/16	988,075
		Series - 2004 30CB (Class 1A15)
436,128		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	435,948
		Series - 2005 J3 (Class 1A1)
672,976	g,i	Credit Suisse Mortgage Capital Certificates	0.440	04/15/22	657,722
		Series - 2007 TF2A (Class A1)
5,480,000	g,i	Credit Suisse Mortgage Capital Certificates	5.380	02/15/40	5,424,290
		Series - 2010 RR4 (Class 1B)
1,050,000	g	Credit Suisse Mortgage Capital Certificates	5.380	02/15/40	1,029,083
		Series - 2009 RR1 (Class A3C)
		Credit Suisse/Morgan Stanley Commercial Mortgage
519,912	g,i	Certificate	0.450	05/15/23	513,792
		Series - 2006 HC1A (Class A1)
580,000		CS First Boston Mortgage Securities Corp	4.050	05/15/38	592,027
		Series - 2003 C3 (Class B)
1,210,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	1,296,784
		Series - 2005 C5 (Class A4)
445,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	445,038
		Series - 2005 C5 (Class AJ)
4,154,833		Federal Home Loan Mortgage Corp (FHLMC)	4.000	06/15/34	598,927
		Series - 2010 3748 (Class NI)
5,000,000		Federal National Mortgage Association (FNMA)	4.000	02/25/40	4,810,282
		Series - 2010 155 (Class PC)
1,001,211	i	GMAC Mortgage Corp Loan Trust	4.580	10/19/33	1,031,800
		Series - 2003 AR1 (Class A5)
900,000	i	Greenwich Capital Commercial Funding Corp	5.220	04/10/37	958,303
		Series - 2005 GG5 (Class A5)
1,400,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	1,531,595
		Series - 2006 GG7 (Class A4)
7,210,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	7,483,099
		Series - 2006 GG7 (Class AM)
4,255,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	4,503,761
		Series - 2007 GG9 (Class A4)
4,420,000		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	4,675,051
		Series - 2007 GG11 (Class A4)
870,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	933,023
		Series - 2006 GG6 (Class A4)
1,435,000	i	GS Mortgage Securities Corp II	5.620	04/10/38	1,476,757
		Series - 2006 GG6 (Class AM)
2,615,000		GS Mortgage Securities Corp II	5.560	11/10/39	2,812,542
		Series - 2006 GG8 (Class A4)
1,380,000	g	GS Mortgage Securities Corp II	5.150	08/10/43	1,387,650
		Series - 2010 C1 (Class B)
500,000	g,i	GS Mortgage Securities Corp II	5.230	12/10/43	485,638
		Series - 2010 C2 (Class C)
456,483	i	GSR Mortgage Loan Trust	2.780	01/25/36	438,354
		Series - 2006 AR1 (Class 2A2)
384,702	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.440	02/15/20	372,497
		Series - 2006 FL1A (Class A2)
215,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.630	12/05/27	231,819
		Series - 2009 IWST (Class A2)

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$230,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.070%	11/15/43	$229,446
		Series - 2010 C2 (Class B)
405,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.530	11/15/43	408,679
		Series - 2010 C2 (Class C)
1,085,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	1,120,110
		Series - 2006 LDP8 (Class AM)
370,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.480	05/15/45	356,021
		Series - 2006 LDP8 (Class AJ)
2,060,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	2,156,779
		Series - 2006 LDP9 (Class A3)
7,360,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	7,761,005
		Series - 2007 CB18 (Class A4)
2,795,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/15/49	2,993,489
		Series - 2007 LD11 (Class A4)
5,471,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/20/49	5,660,057
		Series - 2010 RR1 (Class JPB)
659,735	i	JP Morgan Mortgage Trust	4.300	04/25/35	663,730
		Series - 2005 A2 (Class 5A1)
520,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	546,262
		Series - 2005 C1 (Class A4)
810,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	866,202
		Series - 2005 C2 (Class A5)
3,320,000		LB-UBS Commercial Mortgage Trust	5.420	02/15/40	3,525,732
		Series - 2007 C1 (Class A4)
1,890,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	1,991,531
		Series - 2007 C2 (Class A3)
2,075,000		LB-UBS Commercial Mortgage Trust	5.460	02/15/40	2,075,717
		Series - 2007 C1 (Class AM)
817,051		MASTR Asset Securitization Trust	5.000	05/25/35	824,361
		Series - 2005 1 (Class 2A5)
571,063	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	592,788
		Series - 2005 CIP1 (Class AM)
465,000	i	Merrill Lynch Mortgage Trust	5.670	05/12/39	504,766
		Series - 2006 C1 (Class A4)
925,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.430	02/12/39	995,585
		Series - 2006 1 (Class A4)
1,945,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.170	12/12/49	2,041,174
		Series - 2006 4 (Class A3)
3,780,000	i	Morgan Stanley Capital I	5.450	02/12/44	3,967,711
		Series - 2007 HQ11 (Class A4)
1,150,000		Morgan Stanley Capital I	5.360	03/15/44	1,203,238
		Series - 2007 IQ13 (Class A4)
620,000	g,i	Morgan Stanley Capital I	5.240	09/15/47	614,680
		Series - 2011 C1 (Class C)
1,050,000	g,i	Morgan Stanley Capital I	5.240	09/15/47	1,025,053
		Series - 2011 C1 (Class D)
620,000	g,i	Morgan Stanley Capital I	5.260	09/15/47	630,967
		Series - 2011 C1 (Class B)
415,000	i	Morgan Stanley Capital I	5.540	11/12/49	431,223
		Series - 2007 T25 (Class AM)
2,485,000		Morgan Stanley Capital I	4.770	07/15/56	2,505,835
		Series - 0 IQ9 (Class AJ)

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,060,000	g,i	RBSCF Trust	4.670%	04/15/24	$1,077,500
		Series - 2010 MB1 (Class D)
1,581,602		Residential Accredit Loans, Inc	6.000	06/25/36	1,047,416
		Series - 2006 QS7 (Class A3)
1,084,262	i	Residential Funding Mortgage Securities I, Inc	3.070	08/25/35	1,001,437
		Series - 2005 SA3 (Class 2A1)
341,219	i	Structured Adjustable Rate Mortgage Loan Trust	0.630	03/25/35	333,351
		Series - 2005 6XS (Class A3)
147,629	i	Structured Adjustable Rate Mortgage Loan Trust	6.520	07/25/36	147,221
		Series - 2006 6 (Class 2A1)
15,000,000		Wachovia Bank Commercial Mortgage Trust	5.340	12/15/43	15,532,741
		Series - 2007 C30 (Class A5)
3,340,000	i	Wachovia Bank Commercial Mortgage Trust	5.960	06/15/45	3,490,517
		Series - 2006 C26 (Class AM)
505,000	i	Wachovia Bank Commercial Mortgage Trust	5.820	05/15/46	509,415
		Series - 2007 C34 (Class AM)
1,200,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	1,191,345
		Series - 2007 C31 (Class A5)
1,765,000		Wachovia Bank Commercial Mortgage Trust	5.340	11/15/48	1,773,072
		Series - 2006 C29 (Class AM)
2,135,000	i	Wachovia Bank Commercial Mortgage Trust	5.370	11/15/48	1,960,761
		Series - 2006 C29 (Class AJ)
1,025,000	i	Wachovia Bank Commercial Mortgage Trust	5.900	02/15/51	1,097,593
		Series - 2007 C33 (Class A4)
1,350,000	i	Wachovia Bank Commercial Mortgage Trust	5.900	02/15/51	1,432,714
		Series - 2007 C33 (Class A5)
730,000		Wachovia Bank Commercial Mortgage Trust	5.380	12/15/43	684,260
		Series - 2007 C30 (Class AM)
764,466	i	Wells Fargo Mortgage Backed Securities Trust	5.410	03/25/36	769,765
		Series - 2006 AR1 (Class 2A2)

		TOTAL OTHER MORTGAGE BACKED			147,467,155

		TOTAL STRUCTURED ASSETS			176,517,223
		(Cost $171,647,504)

		TOTAL BONDS			1,972,089,974
		(Cost $1,932,497,343)

SHARES		COMPANY

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
79,857	*	Federal Home Loan Mortgage Corp	8.380	12/30/49	135,757
231,458	*	Federal National Mortgage Association	8.250	12/30/49	393,479

		TOTAL BANKS			529,236

		TOTAL PREFERRED STOCKS			529,236
		(Cost $7,782,875)

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 23.4%

GOVERNMENT AGENCY DEBT - 15.4%
	Federal Home Loan Bank (FHLB)
$27,330,000	FHLB	0.065%	05/11/11	$27,325,597
19,090,000	FHLB	0.072	05/18/11	19,086,511
31,290,000	FHLB	0.073	05/20/11	31,284,463
21,700,000	FHLB	0.074	05/23/11	21,695,769
9,920,000	FHLB	0.116	06/01/11	9,918,482
20,000,000	FHLB	0.116	06/17/11	19,996,160
	Federal Home Loan Mortgage Corp (FHLMC)
32,030,000	FHLMC	0.100	06/06/11	32,024,715
37,435,000	FHLMC	0.112	06/20/11	37,427,513
40,400,000	FHLMC	0.117	07/25/11	40,385,820
	Federal National Mortgage Association (FNMA)
15,485,000	FNMA	0.012	04/06/11	15,484,634
49,430,000	FNMA	0.084	05/25/11	49,419,620
8,595,000	FNMA	0.107	06/08/11	8,593,539

	TOTAL GOVERNMENT AGENCY DEBT			312,642,823

TREASURY DEBT - 8.0%
62,385,000	United States Treasury Bill	0.036-0.060	05/12/11	62,374,279
37,355,000	United States Treasury Bill	0.085-0.100	06/16/11	37,349,096
20,000,000	United States Treasury Bill	0.079	06/23/11	19,995,980
20,070,000	United States Treasury Bill	0.099	07/07/11	20,064,481
17,260,000	United States Treasury Bill	0.127	08/25/11	17,250,214
6,500,000	United States Treasury Bill	0.214	12/15/11	6,490,602

	TOTAL TREASURY DEBT			163,524,652

	TOTAL SHORT-TERM INVESTMENTS			476,167,475
	(Cost $476,139,080)

	TOTAL INVESTMENTS - 120.4%			2,448,786,685
	(Cost $2,416,419,298)
	OTHER ASSETS & LIABILITIES, NET - (20.4)%			(414,345,329)

	NET ASSETS - 100.0%			$2,034,441,356

Abbreviation(s):
	ABS	Asset-Based Security
	REIT	Real Estate Investment Trust

*	Non-income producing.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2011 the value of these securities amounted to $163,588,187 or 8.0% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon reflects the rate at period end.
j	Zero coupon.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
n	In default.

TIAA-CREF FUNDS – Bond Plus Fund

TIAA-CREF FUNDS
BOND PLUS FUND
SCHEDULE OF INVESTMENTS
March 31, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 1.3%

CAPITAL GOODS - 0.1%
$997,500	i	TransDigm, Inc	4.000%	02/14/17	$1,003,734

		TOTAL CAPITAL GOODS			1,003,734

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
855,415	i,m	JohnsonDiversey, Inc	4.000	11/24/15	857,554

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			857,554

CONSUMER SERVICES - 0.2%
1,496,250	i	Burger King Corp	4.500	10/19/16	1,493,961

		TOTAL CONSUMER SERVICES			1,493,961

DIVERSIFIED FINANCIALS - 0.2%
2,000,000	i	TransUnion LLC	4.750	02/10/18	2,008,340

		TOTAL DIVERSIFIED FINANCIALS			2,008,340

FOOD & STAPLES RETAILING - 0.2%
2,000,000	i	Del Monte Foods Co	4.500	03/08/18	2,003,340

		TOTAL FOOD & STAPLES RETAILING			2,003,340

HEALTH CARE EQUIPMENT & SERVICES - 0.4%
2,206,612	h,i	Fresenius US Finance I, Inc	3.500	09/10/14	2,206,612
793,388	h,i	Fresenius US Finance I, Inc	3.500	09/10/14	793,388

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			3,000,000

SOFTWARE & SERVICES - 0.1%
990,010	i,m	IMS Health, Inc	4.500	08/26/17	989,188

		TOTAL SOFTWARE & SERVICES			989,188

		TOTAL BANK LOAN OBLIGATIONS			11,356,117
		(Cost $11,326,030)

BONDS - 93.6%

CORPORATE BONDS - 41.2%

AUTOMOBILES & COMPONENTS - 0.4%
500,000		Ford Motor Co	7.450	07/16/31	541,305
500,000		Harsco Corp	5.130	09/15/13	539,023
500,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	512,370
1,635,000	g	Pinafore LLC	9.000	10/01/18	1,773,975

		TOTAL AUTOMOBILES & COMPONENTS			3,366,673

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANKS - 4.9%
$610,000	g	Akbank TAS	5.130%	07/22/15	$612,318
500,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.880	09/25/17	528,750
340,000	g	Banco de Credito del Peru	5.380	09/16/20	321,300
500,000	g	Banco De Credito Del Peru	4.750	03/16/16	492,500
500,000		Banco de Oro Unibank, Inc	3.880	04/22/16	478,413
285,000	g	Banco del Estado de Chile	4.130	10/07/20	266,232
500,000	g	Banco do Brasil S.A.	5.380	01/15/21	485,000
400,000	g	BanColombia S.A.	4.250	01/12/16	395,000
365,000		BanColombia S.A.	6.130	07/26/20	365,000
300,000		Bank of America	4.880	09/15/12	314,287
25,000		Bank of America Corp	4.900	05/01/13	26,382
350,000		Bank of America Corp	7.380	05/15/14	395,263
1,000,000		Bank of America Corp	3.630	03/17/16	985,918
650,000		Bank of America Corp	5.300	03/15/17	667,333
25,000		Bank of America Corp	6.000	09/01/17	26,795
350,000		Bank of America Corp	5.750	12/01/17	368,764
1,700,000	g	Bank of Montreal	2.630	01/25/16	1,691,899
1,500,000	g	Bank of Nova Scotia	1.650	10/29/15	1,438,941
150,000		BB&T Corp	3.850	07/27/27	155,297
350,000	g	BBVA Bancomer S.A.	4.500	03/10/16	350,741
1,750,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	1,752,237
350,000		Capital One Capital V	8.880	05/15/40	368,813
625,000		Citigroup, Inc	6.000	12/13/13	679,579
275,000		Citigroup, Inc	5.500	10/15/14	296,615
300,000		Citigroup, Inc	6.130	05/15/18	327,213
550,000		Citigroup, Inc	5.380	08/09/20	566,199
525,000		Citigroup, Inc	6.880	03/05/38	576,946
275,000		Citigroup, Inc	8.130	07/15/39	344,716
2,700,000	g	Depfa ACS Bank	5.130	03/16/37	1,792,653
250,000		Deutsche Bank AG	3.880	08/18/14	260,671
345,000		Discover Bank	7.000	04/15/20	379,570
200,000		First Horizon National Corp	5.380	12/15/15	208,955
250,000		Golden West Financial Corp	4.750	10/01/12	262,628
500,000	g	HSBC Bank plc	4.130	08/12/20	478,475
275,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	266,228
618,000	g	ICICI Bank Ltd	5.500	03/25/15	644,326
30,000		JPMorgan Chase & Co	4.650	06/01/14	32,066
335,000		JPMorgan Chase & Co	5.130	09/15/14	359,562
50,000		JPMorgan Chase & Co	3.400	06/24/15	50,307
5,000,000		JPMorgan Chase & Co	3.450	03/01/16	4,982,144
1,430,000		JPMorgan Chase & Co	4.250	10/15/20	1,366,667
475,000		JPMorgan Chase & Co	5.500	10/15/40	464,147
500,000		KeyBank NA	3.200	06/15/12	516,371
250,000	i	Manufacturers & Traders Trust Co	5.630	12/01/21	241,857
1,100,000		Mellon Funding Corp	6.400	05/14/11	1,107,070
575,000	g	National Bank of Canada	1.650	01/30/14	575,769
2,000,000		New York Community Bank	3.000	12/16/11	2,038,751
125,000		Noble Holding International Ltd	3.450	08/01/15	127,612
350,000		Noble Holding International Ltd	4.900	08/01/20	355,107
500,000		Regions Financial Corp	6.380	05/15/12	515,537
500,000	g,h	Shinhan Bank	4.130	10/04/16	501,807
500,000	i	Shinhan Bank	5.660	03/02/35	500,562

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000		Sovereign Bancorp, Inc	2.750%	01/17/12	$2,039,264
500,000	g,i	Standard Chartered plc	6.410	12/30/49	478,431
125,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	124,444
500,000	g	Turkiye Is Bankasi	5.100	02/01/16	497,139
100,000		Union Bank of California NA	5.950	05/11/16	105,961
125,000		USB Capital XIII Trust	6.630	12/15/39	130,859
350,000	g	Vnesheconombank	6.800	11/22/25	354,900
375,000		Wachovia Bank NA	4.800	11/01/14	399,319
350,000		Wachovia Bank NA	5.850	02/01/37	357,170
1,850,000		Wells Fargo & Co	4.750	02/09/15	1,968,595
500,000		Wells Fargo & Co	3.680	06/15/16	502,955
1,000,000		Wells Fargo & Co	4.600	04/01/21	988,905
200,000		Zions Bancorporation	7.750	09/23/14	217,203

		TOTAL BANKS			41,472,438

CAPITAL GOODS - 1.0%
500,000	g	Adaro Indonesia PT	7.630	10/22/19	552,500
100,000		Black & Decker Corp	8.950	04/15/14	118,234
2,000,000	h	Caterpillar Financial Services Corp	2.650	04/01/16	1,984,946
150,000		CRH America, Inc	4.130	01/15/16	150,146
500,000		DIRECTV Holdings LLC	3.500	03/01/16	501,086
270,000	g	Gol Finance	9.250	07/20/20	288,563
560,000	g	Gold Fields Orogen Holding BVI Ltd	4.880	10/07/20	537,397
265,000		Goodrich Corp	6.130	03/01/19	296,988
200,000	g	Hyva Global BV	8.630	03/24/16	205,333
630,000	g	Myriad International Holding BV	6.380	07/28/17	665,406
500,000	g	SPX Corp	6.880	09/01/17	537,500
500,000		Susser Holdings LLC	8.500	05/15/16	541,250
500,000	g	TAM Capital 2, Inc	9.500	01/29/20	550,000
500,000	g	TransDigm, Inc	7.750	12/15/18	536,875
145,000		Tyco International Finance S.A.	4.130	10/15/14	153,962
150,000		United Technologies Corp	6.050	06/01/36	166,824
200,000		United Technologies Corp	5.700	04/15/40	214,253
500,000		Valmont Industries, Inc	6.630	04/20/20	515,219

		TOTAL CAPITAL GOODS			8,516,482

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
500,000		Corrections Corp of America	7.750	06/01/17	543,125
250,000		Daimler Finance North America LLC	5.750	09/08/11	255,440
420,000		Iron Mountain, Inc	8.380	08/15/21	454,650
340,000	g	National Agricultural Cooperative Federation	4.250	01/28/16	345,445
100,000		News America, Inc	7.250	05/18/18	119,260
650,000	g	News America, Inc	4.500	02/15/21	636,824
250,000		News America, Inc	7.630	11/30/28	286,221
250,000		News America, Inc	6.200	12/15/34	251,431
325,000		News America, Inc	6.650	11/15/37	340,858
250,000		News America, Inc	6.900	08/15/39	271,435
285,000		Republic Services, Inc	5.000	03/01/20	295,053
145,000		Republic Services, Inc	5.250	11/15/21	151,794
375,000		Republic Services, Inc	6.200	03/01/40	395,992
500,000	g	Trans Union LLC	11.380	06/15/18	571,249
365,000	g	VIP Finance Ireland Ltd	6.490	02/02/16	377,775

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$555,000		Visant Corp	10.000%	10/01/17	$599,399
350,000		Waste Management, Inc	4.600	03/01/21	349,708
335,000		Waste Management, Inc	6.130	11/30/39	347,699

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			6,593,358

CONSUMER DURABLES & APPAREL - 0.9%
1,000,000		Alliant Techsystems, Inc	6.750	04/01/16	1,026,250
500,000		Alliant Techsystems, Inc	6.880	09/15/20	521,875
500,000		AXIATA SPV1 LABUAN Ltd	5.380	04/28/20	509,383
1,000,000		Hanesbrands, Inc	8.000	12/15/16	1,083,750
1,000,000	g	Harley-Davidson Financial Services, Inc	3.880	03/15/16	995,266
1,500,000		Phillips-Van Heusen Corp	7.380	05/15/20	1,586,250
400,000		Whirlpool Corp	8.000	05/01/12	426,277
1,100,000		Whirlpool Corp	8.600	05/01/14	1,276,268

		TOTAL CONSUMER DURABLES & APPAREL			7,425,319

CONSUMER SERVICES - 1.0%
1,750,000	g	AMC Entertainment Holdings, Inc	9.750	12/01/20	1,872,500
795,000		American Casinos Inc.	0.750	04/15/21	788,044
1,000,000	g	DineEquity, Inc	9.500	10/30/18	1,085,000
200,000		McDonald’s Corp	3.500	07/15/20	195,337
500,000		Penn National Gaming, Inc	8.750	08/15/19	551,875
1,000,000	g	Speedway Motorsports, Inc	6.750	02/01/19	1,007,500
580,000	g	Transnet Ltd	4.500	02/10/16	592,098
1,000,000		Wendys	10.000	07/15/16	1,100,000
500,000		Wynn Las Vegas LLC	7.880	11/01/17	536,250

		TOTAL CONSUMER SERVICES			7,728,604

DIVERSIFIED FINANCIALS - 5.4%
175,000		American Express Co	7.000	03/19/18	204,527
600,000		American Express Co	8.130	05/20/19	748,604
1,000,000		American Express Credit Corp	5.880	05/02/13	1,079,704
225,000		Ameriprise Financial, Inc	5.300	03/15/20	238,496
500,000	g	Banco Mercantil del Norte S.A.	4.380	07/19/15	505,000
500,000	g	Bangkok Bank PCL	4.800	10/18/20	475,924
375,000		Bank of New York Mellon Corp	4.300	05/15/14	402,122
275,000		Bank of New York Mellon Corp	5.450	05/15/19	301,655
750,000	g,h	Banque PSA Finance	3.380	04/04/14	749,660
250,000		Barclays Bank plc	5.200	07/10/14	270,197
500,000		BlackRock, Inc	3.500	12/10/14	522,789
355,000	g	BM&FBOVESPA S.A.	5.500	07/16/20	363,151
2,000,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	1,973,654
250,000		Capital One Bank USA NA	8.800	07/15/19	314,340
750,000	g	CC Holdings GS V LLC	7.750	05/01/17	817,500
1,000,000	g	CCL Finance Ltd	9.500	08/15/14	1,157,500
300,000		Countrywide Financial Corp	6.250	05/15/16	320,276
1,000,000		Credit Suisse	5.500	05/01/14	1,096,107
250,000		Credit Suisse AG	5.400	01/14/20	252,494
500,000		Ford Motor Credit Co LLC	7.500	08/01/12	533,133
300,000		Franklin Resources, Inc	3.130	05/20/15	307,068
1,800,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	1,743,750
225,000		General Electric Capital Corp	2.800	01/08/13	230,219

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$850,000		General Electric Capital Corp	1.880%	09/16/13	$849,708
2,700,000		General Electric Capital Corp	5.500	06/04/14	2,952,711
50,000		General Electric Capital Corp	4.380	09/16/20	48,590
395,000		General Electric Capital Corp	4.630	01/07/21	389,005
2,000,000		General Electric Capital Corp	5.300	02/11/21	2,031,338
400,000		General Electric Capital Corp	6.880	01/10/39	446,397
2,000,000		GMAC, Inc	2.200	12/19/12	2,048,871
500,000	i	Goldman Sachs Capital II	5.790	12/30/49	431,250
600,000		Goldman Sachs Group, Inc	5.700	09/01/12	635,849
600,000		Goldman Sachs Group, Inc	4.750	07/15/13	635,809
250,000		Goldman Sachs Group, Inc	3.700	08/01/15	251,845
575,000		Goldman Sachs Group, Inc	3.630	02/07/16	569,567
175,000		Goldman Sachs Group, Inc	7.500	02/15/19	203,277
150,000		Goldman Sachs Group, Inc	6.450	05/01/36	146,696
375,000		Goldman Sachs Group, Inc	6.750	10/01/37	378,236
500,000		Goldman Sachs Group, Inc	6.250	02/01/41	497,929
1,165,000		HSBC Finance Corp	4.750	07/15/13	1,242,568
200,000	g	Hyundai Capital Services, Inc	4.380	07/27/16	201,063
415,000		International Lease Finance Corp	5.750	06/15/11	416,556
200,000	g	International Lease Finance Corp	6.500	09/01/14	213,500
150,000	g	International Lease Finance Corp	8.880	09/15/15	165,000
150,000		International Lease Finance Corp	8.250	12/15/20	164,438
115,000	g	Inversiones CMPC S.A.	4.750	01/19/18	113,153
100,000		Jefferies Group, Inc	6.250	01/15/36	92,432
300,000		Kreditanstalt fuer Wiederaufbau	4.880	01/17/17	332,320
500,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	528,425
500,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	50
250,000		Lloyds TSB Bank plc	6.380	01/21/21	260,524
1,005,000	g	Lukoil International Finance BV	6.130	11/09/20	1,025,100
275,000		MBNA Corp	6.130	03/01/13	294,209
1,650,000		Merrill Lynch & Co, Inc	5.450	02/05/13	1,749,092
300,000		Merrill Lynch & Co, Inc	6.400	08/28/17	327,023
500,000		Merrill Lynch & Co, Inc	6.880	04/25/18	555,346
500,000		Morgan Stanley	5.380	10/15/15	531,159
900,000		Morgan Stanley	5.450	01/09/17	948,782
250,000		Morgan Stanley	6.630	04/01/18	274,779
725,000		Morgan Stanley	7.300	05/13/19	815,450
500,000		Morgan Stanley	5.750	01/25/21	504,648
250,000		NASDAQ OMX Group, Inc	4.000	01/15/15	248,249
175,000		NASDAQ OMX Group, Inc	5.550	01/15/20	171,371
400,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	436,433
250,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	341,344
500,000	g	Odebrecht Finance Ltd	7.000	04/21/20	546,750
500,000	g,h	Odebrecht Finance Ltd	6.000	04/05/23	495,000
600,000	g	Principal Life Global Funding I	5.130	10/15/13	639,315
500,000	g	PTTEP Australia International Finance Pty Ltd	4.150	07/19/15	496,994
700,000	g,i	Rabobank Nederland NV	11.000	12/30/49	911,750
450,000		State Street Corp	4.300	05/30/14	482,042
1,000,000		UBS AG.	2.250	01/28/14	1,001,878
250,000		UBS AG.	4.880	08/04/20	252,073
950,000		Unilever Capital Corp	4.250	02/10/21	963,408
475,000	g	Waha Aerospace BV	3.930	07/28/20	475,000

		TOTAL DIVERSIFIED FINANCIALS			45,342,172

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

ENERGY - 4.8%
$150,000		Anadarko Petroleum Corp	8.700%	03/15/19	$183,730
260,000		Anadarko Petroleum Corp	6.450	09/15/36	259,664
250,000		Apache Corp	5.100	09/01/40	232,404
500,000		Arch Coal, Inc	8.750	08/01/16	558,750
237,000		Arch Western Finance LLC	6.750	07/01/13	239,370
125,000		Baker Hughes, Inc	5.130	09/15/40	118,546
300,000		BJ Services Co	5.750	06/01/11	302,515
525,000		BP Capital Markets plc	3.130	03/10/12	536,538
1,000,000		BP Capital Markets plc	5.250	11/07/13	1,081,463
5,060,000		BP Capital Markets plc	3.200	03/11/16	5,037,664
275,000		Burlington Resources Finance Co	7.200	08/15/31	332,578
250,000		Chesapeake Energy Corp	7.630	07/15/13	280,000
250,000		Chesapeake Energy Corp	6.500	08/15/17	270,313
1,000,000		Chesapeake Energy Corp	6.630	08/15/20	1,065,000
525,000		Chesapeake Energy Corp	6.130	02/15/21	542,063
500,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	545,000
575,000		ConocoPhillips	6.500	02/01/39	654,586
500,000		Consol Energy Inc	8.250	04/01/20	554,375
461,450		Dolphin Energy Ltd	5.890	06/15/19	490,291
500,000		Drummond Co, Inc	7.380	02/15/16	515,000
500,000		Ecopetrol S.A.	7.630	07/23/19	576,250
500,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	532,971
200,000	g	Empresa Nacional del Petroleo	5.250	08/10/20	199,489
100,000		EnCana Corp	6.630	08/15/37	107,963
500,000		Encore Acquisition Co	9.500	05/01/16	563,750
425,000		Enterprise Products Operating LLC	4.600	08/01/12	442,271
275,000		Enterprise Products Operating LLC	5.600	10/15/14	303,810
75,000		Enterprise Products Operating LLC	5.000	03/01/15	80,301
115,000		Enterprise Products Operating LLC	6.130	10/15/39	114,460
135,000		Enterprise Products Operating LLC	5.950	02/01/41	131,309
350,000		EOG Resources, Inc	4.100	02/01/21	338,857
350,000	g	Gaz Capital S.A.	5.090	11/29/15	365,295
500,000		Gaz Capital S.A.	6.210	11/22/16	542,500
500,000		Gaz Capital S.A.	6.510	03/07/22	532,500
175,000		Hess Corp	8.130	02/15/19	219,686
285,000		Hess Corp	6.000	01/15/40	288,102
1,250,000	g	Inergy LP	6.880	08/01/21	1,303,125
425,000	g	James River Escrow	7.880	04/01/19	439,875
715,000	g	KMG Finance Sub BV	6.380	04/09/21	740,025
500,000		Lyondell Chemical Co	11.000	05/01/18	561,250
750,000	g	Marathon Petroleum Corp	3.500	03/01/16	751,968
500,000	g	Marathon Petroleum Corp	5.130	03/01/21	503,992
275,000		MarkWest Energy Partners LP	6.750	11/01/20	281,875
300,000	g	Novatek Finance Ltd	6.600	02/03/21	315,002
350,000		Occidental Petroleum Corp	4.100	02/01/21	346,654
500,000		Peabody Energy Corp	7.380	11/01/16	555,000
100,000		Pemex Project Funding Master Trust	5.750	03/01/18	105,800
150,000		Pemex Project Funding Master Trust	6.630	06/15/35	150,467
125,000		Pemex Project Funding Master Trust	6.630	06/15/38	124,469

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$230,000		Petrobras International Finance Co	3.880%	01/27/16	$231,538
500,000		Petrobras International Finance Co	7.880	03/15/19	587,043
494,000		Petrobras International Finance Co	6.880	01/20/40	517,318
100,000		Petroleos Mexicanos	8.000	05/03/19	120,100
450,000		Petroleos Mexicanos	5.500	01/21/21	456,750
430,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	521,375
500,000	g	Petronas Capital Ltd	5.250	08/12/19	531,782
2,000,000	g	Precision Drilling Trust	6.630	11/15/20	2,059,999
500,000	g,h	PTTEP Canada International Finance Ltd	5.690	04/05/21	499,635
500,000		Range Resources Corp	7.500	05/15/16	518,750
100,000		Range Resources Corp	7.250	05/01/18	107,000
405,548		Ras Laffan Liquefied Natural Gas Co Ltd	5.300	09/30/20	420,756
330,000	g	Reliance Holdings USA	4.500	10/19/20	310,897
1,125,000	g	Schlumberger Norge AS.	4.200	01/15/21	1,125,476
1,125,000	g	Schlumberger Oilfield UK plc	4.200	01/15/21	1,125,476
250,000		SEACOR Holdings, Inc	7.380	10/01/19	265,940
250,000		Shell International Finance BV	3.100	06/28/15	256,173
525,000		Shell International Finance BV	4.300	09/22/19	540,619
125,000		Shell International Finance BV	6.380	12/15/38	141,262
1,495,000		Southwestern Energy Co	7.500	02/01/18	1,694,956
200,000		Statoil ASA	2.900	10/15/14	206,370
500,000		TransCanada Pipelines Ltd	5.850	03/15/36	508,694
250,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	251,019
125,000		Vale Overseas Ltd	6.250	01/23/17	139,141
125,000		Vale Overseas Ltd	6.880	11/21/36	133,108
205,000		Vale Overseas Ltd	6.880	11/10/39	219,123
450,000		Weatherford Bermuda Holdings Ltd	5.130	09/15/20	446,830
600,000		XTO Energy, Inc	6.250	04/15/13	660,302
300,000		XTO Energy, Inc	4.630	06/15/13	322,225

		TOTAL ENERGY			40,238,523

FOOD & STAPLES RETAILING - 0.3%
185,000		CVS Caremark Corp	3.250	05/18/15	187,925
50,000		CVS Caremark Corp	6.600	03/15/19	57,354
275,000		Delhaize Group S.A.	5.880	02/01/14	300,245
250,000		Delhaize Group S.A.	6.500	06/15/17	281,191
500,000		Ingles Markets, Inc	8.880	05/15/17	536,875
75,000		Kroger Co	5.000	04/15/13	80,134
50,000		Kroger Co	6.800	12/15/18	57,983
95,000		Stater Brothers Holdings	7.750	04/15/15	98,563
300,000	g	Stater Brothers Holdings	7.380	11/15/18	311,250
1,045,000		SuperValu, Inc	8.000	05/01/16	1,045,000

		TOTAL FOOD & STAPLES RETAILING			2,956,520

FOOD, BEVERAGE & TOBACCO - 0.9%
500,000		Anheuser-Busch InBev Worldwide, Inc	2.880	02/15/16	496,279
775,000		Anheuser-Busch InBev Worldwide, Inc	5.380	01/15/20	831,808
300,000		Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	313,743
175,000		Anheuser-Busch InBev Worldwide, Inc	6.380	01/15/40	196,158
475,000	g	BFF International Ltd	7.250	01/28/20	513,000
715,000	g	Blue Merger Sub, Inc	7.630	02/15/19	724,831
425,000		Coca-Cola Co	3.150	11/15/20	395,429

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Constellation Brands, Inc	8.380%	12/15/14	$566,250
350,000		General Mills, Inc	5.650	02/15/19	387,955
620,000		Kraft Foods, Inc	6.500	02/09/40	662,213
150,000		PepsiAmericas, Inc	5.750	07/31/12	159,857
25,000		PepsiAmericas, Inc	4.380	02/15/14	26,814
38,000		PepsiCo, Inc	7.900	11/01/18	48,232
550,000		Philip Morris International, Inc	6.880	03/17/14	631,250
100,000		Philip Morris International, Inc	6.380	05/16/38	112,401
500,000		Smithfield Foods, Inc	10.000	07/15/14	588,750
300,000		TreeHouse Foods, Inc	7.750	03/01/18	323,250

		TOTAL FOOD, BEVERAGE & TOBACCO			6,978,220

HEALTH CARE EQUIPMENT & SERVICES - 1.0%
510,000		DaVita, Inc	6.380	11/01/18	515,100
435,000		DaVita, Inc	6.630	11/01/20	440,438
400,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	458,500
500,000		HCA, Inc	5.750	03/15/14	509,375
262,000	o	HCA, Inc	9.630	11/15/16	282,305
500,000		HCA, Inc	8.500	04/15/19	555,000
500,000		HCA, Inc	7.880	02/15/20	543,750
500,000		Healthsouth Corp	7.250	10/01/18	516,875
500,000		Healthsouth Corp	7.750	09/15/22	520,000
2,000,000	g	LifePoint Hospitals, Inc	6.630	10/01/20	2,049,999
228,000		McKesson Corp	3.250	03/01/16	229,644
275,000		Medtronic, Inc	4.750	09/15/15	300,992
500,000		Quest Diagnostics, Inc	6.400	07/01/17	563,188
750,000		Thermo Fisher Scientific, Inc	3.200	03/01/16	762,579
160,000		Thermo Fisher Scientific, Inc	4.700	05/01/20	165,320

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			8,413,065

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
250,000		Procter & Gamble Co	5.550	03/05/37	267,191
500,000	g	Reynolds Group Issuer, Inc	6.880	02/15/21	503,750

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			770,941

INSURANCE - 1.2%
275,000		ACE INA Holdings, Inc	5.880	06/15/14	305,257
240,000		Aetna, Inc	6.500	09/15/18	276,138
150,000		Aetna, Inc	6.630	06/15/36	165,752
375,000		Allstate Corp	7.450	05/16/19	445,439
500,000		American International Group, Inc	3.650	01/15/14	508,570
400,000		Chubb Corp	6.000	05/11/37	418,964
80,000		CIGNA Corp	5.130	06/15/20	83,391
1,000,000		CIGNA Corp	4.500	03/15/21	984,442
250,000		Genworth Financial, Inc	7.200	02/15/21	248,286
525,000		Hartford Financial Services Group, Inc	4.000	03/30/15	532,967
525,000		Hartford Financial Services Group, Inc	5.500	03/30/20	533,930
275,000		Hartford Financial Services Group, Inc	6.630	03/30/40	278,735
250,000		Lincoln National Corp	7.000	06/15/40	285,358
550,000		Metlife, Inc	5.000	06/15/15	592,223
525,000		Metlife, Inc	6.750	06/01/16	606,871
275,000		Metlife, Inc	5.700	06/15/35	274,392

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$650,000		Prudential Financial, Inc	6.200%	11/15/40	$675,231
300,000	g	Prudential Funding LLC	6.750	09/15/23	334,546
300,000		Travelers Cos, Inc	5.800	05/15/18	329,920
75,000		Travelers Cos, Inc	5.900	06/02/19	82,952
100,000		Unum Group	5.630	09/15/20	101,614
275,000		WellPoint, Inc	5.850	01/15/36	277,491
2,000,000		Willis Group Holdings plc	4.130	03/15/16	1,989,705
150,000		WR Berkley Corp	5.380	09/15/20	150,822

		TOTAL INSURANCE			10,482,996

MATERIALS - 3.8%
300,000		3M Co	5.700	03/15/37	326,660
350,000		Air Products & Chemicals, Inc	4.150	02/01/13	364,576
75,000		Airgas, Inc	4.500	09/15/14	78,349
250,000		Airgas, Inc	7.130	10/01/18	270,000
1,000,000		Albemarle Corp	4.500	12/15/20	986,033
1,000,000		Alcoa, Inc	5.380	01/15/13	1,066,428
600,000		Alcoa, Inc	6.150	08/15/20	634,034
500,000	g	ALROSA Finance S.A.	7.750	11/03/20	536,000
645,000	g	Aperam	7.380	04/01/16	656,288
1,000,000		ArcelorMittal	3.750	02/01/16	998,153
500,000		ArcelorMittal	9.850	06/01/19	634,376
500,000		ArcelorMittal	5.500	03/01/21	492,704
500,000		ArcelorMittal	7.000	10/15/39	501,338
1,000,000		ArcelorMittal	6.750	03/01/41	980,041
537,000		Ball Corp	7.130	09/01/16	587,344
120,000		Ball Corp	7.380	09/01/19	129,900
1,000,000		Ball Corp	5.750	05/15/21	980,000
500,000	g	Braskem SA	7.000	05/07/20	542,500
1,500,000	g	Celanese US Holdings LLC	6.630	10/15/18	1,545,000
505,000	g,h,i	Cemex SAB de C.V.	5.300	09/30/15	500,955
500,000	g	Cemex SAB de C.V.	9.500	12/14/16	538,750
215,000	g	Cemex SAB de C.V.	9.000	01/11/18	225,481
2,000,000		CF Industries, Inc	7.130	05/01/20	2,270,000
500,000	h	Cliffs Natural Resources, Inc	6.250	10/01/40	496,664
625,000	g	CommScope, Inc	8.250	01/15/19	653,125
800,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	748,119
1,385,000	g	Crown Americas LLC	6.250	02/01/21	1,409,237
1,179,000		Dow Chemical Co	8.550	05/15/19	1,490,308
250,000	g	Fibria Overseas Finance Ltd	6.750	05/04/20	258,125
500,000		Fibria Overseas Finance Ltd	7.500	05/04/20	542,500
250,000	g	Georgia Gulf Corp	9.000	01/15/17	273,750
750,000	g	Georgia-Pacific LLC	8.250	05/01/16	845,625
375,000		Graphic Packaging International, Inc	9.500	06/15/17	416,250
250,000		International Paper Co	7.300	11/15/39	279,691
1,000,000	g	JMC STEEL GROUP	8.250	03/15/18	1,022,499
1,000,000		Nalco Co	8.250	05/15/17	1,092,500
395,000	g	Nalco Co	6.630	01/15/19	406,356
125,000		Newmont Mining Corp	6.250	10/01/39	132,521
445,000	g	Novelis, Inc	8.380	12/15/17	481,713
500,000	g	Polymer Group, Inc	7.750	02/01/19	515,625
500,000	g	POSCO	4.250	10/28/20	469,794

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Praxair, Inc	5.250%	11/15/14	$223,381
500,000	g	Sappi Papier Holding AG.	6.750	06/15/12	520,000
500,000		Silgan Holdings, Inc	7.250	08/15/16	542,500
720,000	g	Sinochem Corp	6.300	11/12/40	708,744
340,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	346,686
1,000,000		Solutia, Inc	8.750	11/01/17	1,100,000
500,000		Solutia, Inc	7.880	03/15/20	542,500
500,000	g	Suzano Trading Ltd	5.880	01/23/21	490,000
130,000		Teck Resources Ltd	9.750	05/15/14	157,944
425,000		Verso Paper Holdings LLC	11.380	08/01/16	450,500

		TOTAL MATERIALS			32,461,567

MEDIA - 2.1%
1,000,000		Cablevision Systems Corp	8.630	09/15/17	1,112,500
200,000		CBS Corp	4.300	02/15/21	189,045
1,600,000		CCO Holdings LLC	7.000	01/15/19	1,640,000
1,462,000		Cinemark USA, Inc	8.630	06/15/19	1,597,235
250,000		Comcast Corp	5.650	06/15/35	235,001
250,000		Comcast Corp	6.400	03/01/40	256,052
696,000		CSC Holdings LLC	8.500	04/15/14	780,390
750,000		DIRECTV Holdings LLC	7.630	05/15/16	826,875
433,000		DISH DBS Corp	7.880	09/01/19	468,723
1,000,000		Echostar DBS Corp	6.630	10/01/14	1,058,750
250,000		Interpublic Group of Cos, Inc	6.250	11/15/14	273,125
187,000		Lamar Media Corp	6.630	08/15/15	190,740
1,935,000		Lamar Media Corp	7.880	04/15/18	2,075,287
100,000	g	NBC Universal, Inc	5.150	04/30/20	103,065
2,000,000	g	NBC Universal, Inc	4.380	04/01/21	1,914,779
963,000	g	Nielsen Finance LLC	7.750	10/15/18	1,032,818
350,000		Time Warner Cable, Inc	8.750	02/14/19	436,357
625,000		Time Warner Cable, Inc	8.250	04/01/19	761,393
250,000		Time Warner, Inc	3.150	07/15/15	253,185
1,000,000		Time Warner, Inc	4.700	01/15/21	995,748
275,000		Time Warner, Inc	6.500	11/15/36	282,704
1,000,000	g	Univision Communications, Inc	7.880	11/01/20	1,057,500
125,000		Viacom, Inc	4.380	09/15/14	133,365

		TOTAL MEDIA			17,674,637

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
150,000		Abbott Laboratories	5.600	05/15/11	150,923
125,000		Agilent Technologies, Inc	2.500	07/15/13	126,114
350,000		Amgen, Inc	3.450	10/01/20	329,366
325,000		Eli Lilly & Co	3.550	03/06/12	334,427
2,000,000		Gilead Sciences, Inc	4.500	04/01/21	1,976,230
250,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	280,963
250,000		Merck & Co, Inc	3.880	01/15/21	244,698
1,000,000	g	Mylan, Inc	7.630	07/15/17	1,076,250
910,000	g	NBTY, Inc	9.000	10/01/18	987,350
135,000		Novartis Capital Corp	4.130	02/10/14	144,367
150,000		Novartis Capital Corp	2.900	04/24/15	153,340
175,000		Novartis Capital Corp	4.400	04/24/20	181,022
175,000		Pfizer, Inc	5.350	03/15/15	195,304

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Pfizer, Inc	6.200%	03/15/19	$576,177
2,000,000		Sanofi-Aventis S.A.	2.630	03/29/16	1,982,809
220,000		Schering-Plough Corp	6.550	09/15/37	259,993
1,055,000	g	Valeant Pharmaceuticals International	6.750	10/01/17	1,039,175
555,000	g	Valeant Pharmaceuticals International	7.000	10/01/20	538,350
1,000,000	g	Valeant Pharmaceuticals International	7.250	07/15/22	967,500

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			11,544,358

REAL ESTATE - 1.2%
150,000		AMB Property LP	4.500	08/15/17	151,412
50,000		Boston Properties LP	4.130	05/15/21	47,555
100,000		Brandywine Operating Partnership LP	7.500	05/15/15	112,980
1,250,000		Brandywine Operating Partnership LP	4.950	04/15/18	1,235,703
250,000	g	Desarrolladora Homex SAB de C.V.	9.500	12/11/19	280,000
1,000,000		Developers Diversified Realty Corp	4.750	04/15/18	973,409
500,000		Developers Diversified Realty Corp	7.880	09/01/20	573,321
1,500,000		DuPont Fabros Technology LP	8.500	12/15/17	1,651,875
25,000		Federal Realty Investment Trust	5.650	06/01/16	27,214
180,000		HCP, Inc	3.750	02/01/16	180,910
1,250,000		Health Care REIT, Inc	3.630	03/15/16	1,238,210
200,000		Healthcare Realty Trust, Inc	5.750	01/15/21	205,111
1,783,000		Highwoods Properties, Inc	5.850	03/15/17	1,897,588
125,000		Kilroy Realty Corp	5.000	11/03/15	124,742
150,000		Liberty Property LP	4.750	10/01/20	148,192
125,000		Mack-Cali Realty Corp	7.750	08/15/19	150,618
75,000		National Retail Properties, Inc	6.880	10/15/17	80,802
100,000		ProLogis	7.630	08/15/14	114,416
150,000		Realty Income Corp	5.950	09/15/16	164,284
150,000		Regency Centers LP	5.250	08/01/15	160,021
25,000		Regency Centers LP	5.880	06/15/17	27,396
170,000		Regency Centers LP	4.800	04/15/21	166,010
25,000		Simon Property Group LP	5.250	12/01/16	27,183
210,000		Simon Property Group LP	10.350	04/01/19	289,455
200,000		Washington Real Estate Investment Trust	4.950	10/01/20	202,796

		TOTAL REAL ESTATE			10,231,203

RETAILING - 1.5%
1,500,000		Amerigas Partners LP	6.500	05/20/21	1,539,375
1,500,000	g	Asbury Automotive Group, Inc	8.380	11/15/20	1,560,000
1,500,000	g	Ferrellgas Partners LP	6.500	05/01/21	1,455,000
500,000		Hanesbrands, Inc	6.380	12/15/20	487,500
175,000		Home Depot, Inc	5.880	12/16/36	173,949
500,000		Home Depot, Inc	5.950	04/01/41	498,607
1,500,000		Limited Brands, Inc	7.000	05/01/20	1,588,124
625,000		Limited Brands, Inc	6.630	04/01/21	639,063
805,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	865,375
225,000		Martin Marietta Materials, Inc	6.600	04/15/18	246,683
525,000		O’Reilly Automotive, Inc	4.880	01/14/21	519,281
1,500,000	g	QVC, Inc	7.130	04/15/17	1,575,000
1,000,000	g	Sears Holding Corp	6.630	10/15/18	970,000
250,000		Staples, Inc	9.750	01/15/14	300,142
250,000		Wal-Mart Stores, Inc	5.000	10/25/40	232,525

		TOTAL RETAILING			12,650,624

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
$100,000	g	Broadcom Corp	1.500%	11/01/13	$99,114
250,000	g	Broadcom Corp	2.380	11/01/15	241,496

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			340,610

SOFTWARE & SERVICES - 0.5%
275,000		Adobe Systems, Inc	3.250	02/01/15	280,977
100,000		Fidelity National Information Services, Inc	7.630	07/15/17	108,375
250,000		International Business Machines Corp	1.000	08/05/13	248,511
165,000		Microsoft Corp	0.880	09/27/13	163,824
185,000		Microsoft Corp	2.950	06/01/14	192,546
500,000		Microsoft Corp	1.630	09/25/15	484,073
200,000		Oracle Corp	5.750	04/15/18	223,957
185,000	g	Oracle Corp	3.880	07/15/20	181,805
500,000		SunGard Data Systems, Inc	4.880	01/15/14	508,750
1,500,000	g	SunGard Data Systems, Inc	7.380	11/15/18	1,533,750
500,000		Symantec Corp	2.750	09/15/15	486,290

		TOTAL SOFTWARE & SERVICES			4,412,858

TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
785,000		Brocade Communications Systems, Inc	6.630	01/15/18	831,119
287,000		Brocade Communications Systems, Inc	6.880	01/15/20	309,960
75,000		General Electric Co	5.250	12/06/17	81,675
475,000		Hewlett-Packard Co	4.250	02/24/12	491,113
350,000		Hewlett-Packard Co	4.750	06/02/14	380,576
60,000		Hewlett-Packard Co	3.750	12/01/20	57,642
1,910,000		Jabil Circuit, Inc	5.630	12/15/20	1,898,062
1,000,000		Juniper Networks, Inc	3.100	03/15/16	998,610
250,000		L-3 Communications Corp	6.380	10/15/15	257,500
145,000		L-3 Communications Corp	5.200	10/15/19	151,244
1,000,000		L-3 Communications Corp	4.950	02/15/21	1,005,835
500,000		NII Capital Corp	7.630	04/01/21	511,250
500,000	g	PCCW-HKT Capital No 3 Ltd	5.250	07/20/15	527,803
814,000		Scientific Games Corp	9.250	06/15/19	893,365
525,000		Xerox Corp	8.250	05/15/14	613,747
150,000		Xerox Corp	5.630	12/15/19	161,194

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			9,170,695

TELECOMMUNICATION SERVICES - 2.4%
250,000		America Movil SAB de C.V.	6.130	03/30/40	261,371
275,000		AT&T, Inc	6.150	09/15/34	274,040
425,000		AT&T, Inc	6.500	09/01/37	440,416
800,000		AT&T, Inc	6.300	01/15/38	806,321
246,000	g	AT&T, Inc	5.350	09/01/40	220,353
500,000	g	Axtel SAB de C.V.	9.000	09/22/19	480,000
85,000		BellSouth Corp	6.550	06/15/34	88,968
175,000	g	Buccaneer Merger Sub, Inc	9.130	01/15/19	185,500
1,050,000		Cellco Partnership	3.750	05/20/11	1,054,433
550,000		Cellco Partnership	8.500	11/15/18	706,648
500,000	g	Clearwire Communications LLC	12.000	12/01/15	540,000

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Cricket Communications, Inc	7.750%	05/15/16	$531,250
250,000		France Telecom S.A.	2.130	09/16/15	244,722
440,000	g	Globo Comunicacao e Participacoes S.A.	6.250	12/30/49	462,660
300,000	g	Indosat Palapa Co	7.380	07/29/20	329,640
1,000,000		Intelsat Bermuda Ltd	11.250	02/04/17	1,092,499
500,000		Intelsat Jackson Holdings Ltd	11.250	06/15/16	533,125
390,000	g	MTS International Funding Ltd	8.630	06/22/20	446,043
570,000	g	Qtel International Finance	4.750	02/16/21	531,525
500,000		Qwest Communications International, Inc	7.130	04/01/18	539,375
360,000	g	Sable International Finance Ltd	7.750	02/15/17	378,000
655,000		SBA Telecommunications, Inc	8.000	08/15/16	713,131
120,000		SBA Telecommunications, Inc	8.250	08/15/19	132,600
75,000		Telecom Italia Capital S.A.	7.000	06/04/18	81,557
75,000		Telecom Italia Capital S.A.	7.180	06/18/19	81,985
1,000,000		Telefonica Emisiones SAU	3.990	02/16/16	1,004,839
610,000		Telefonica Emisiones SAU	5.130	04/27/20	606,924
250,000		Telefonica Emisiones SAU	5.460	02/16/21	253,178
370,000	g	Telefonica Moviles Chile S.A.	2.880	11/09/15	355,975
500,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	529,704
1,175,000	g	Telemar Norte Leste S.A.	5.500	10/23/20	1,154,437
275,000		Verizon Communications, Inc	5.250	04/15/13	296,352
210,000		Verizon Communications, Inc	8.750	11/01/18	268,684
225,000		Verizon Communications, Inc	8.950	03/01/39	306,690
250,000		Verizon Communications, Inc	6.000	04/01/41	249,032
2,200,000		Verizon New Jersey, Inc	5.880	01/17/12	2,286,466
275,000		Verizon Virginia, Inc	4.630	03/15/13	290,020
500,000		Virgin Media Finance plc	9.500	08/15/16	568,750
500,000	g	Virgin Media Secured Finance plc	5.250	01/15/21	501,704
400,000	g	Windstream Corp	7.750	10/15/20	411,000

		TOTAL TELECOMMUNICATION SERVICES			20,239,917

TRANSPORTATION - 1.4%
655,000	g,h	Asciano Finance	5.000	04/07/18	651,450
750,000	g	Bombardier, Inc	7.500	03/15/18	810,000
600,000	g	Bombardier, Inc	7.750	03/15/20	651,750
275,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	280,027
150,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	159,310
1,000,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	1,012,713
1,250,000		CSX Corp	3.700	10/30/20	1,178,485
2,000,000		Delta Air Lines, Inc	5.300	04/15/19	2,015,000
500,000	g	DP World Ltd	6.850	07/02/37	460,000
150,000		Embraer Overseas Ltd	6.380	01/15/20	161,250
500,000	g	Hertz Corp	7.500	10/15/18	517,500
1,000,000	g	Hertz Corp	6.750	04/15/19	991,250
500,000	g	Hertz Corp	7.380	01/15/21	511,250
290,000		Kansas City Southern de Mexico S.A. de C.V.	8.000	02/01/18	316,100
500,000	g	Kansas City Southern de Mexico S.A. de C.V.	6.630	12/15/20	510,000
275,000	g	Kazakhstan Temir Zholy Finance BV	6.380	10/06/20	286,660
300,000		Norfolk Southern Corp	5.590	05/17/25	321,448
275,000		Union Pacific Corp	6.500	04/15/12	290,762
300,000		Union Pacific Corp	5.130	02/15/14	327,510
350,000		United Parcel Service, Inc	3.130	01/15/21	324,308

		TOTAL TRANSPORTATION			11,776,773

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

UTILITIES - 3.3%
$500,000		AES Corp	7.750%	03/01/14	$540,000
750,000		AES Corp	8.000	10/15/17	806,250
500,000		AES El Salvador Trust	6.750	02/01/16	492,500
350,000		AGL Capital Corp	5.250	08/15/19	368,571
365,000		Alliant Energy Corp	4.000	10/15/14	379,476
250,000		Atmos Energy Corp	8.500	03/15/19	312,294
1,000,000	g	Calpine Corp	7.250	10/15/17	1,040,000
750,000	g	Calpine Corp	7.500	02/15/21	776,250
705,000	g	Calpine Corp	7.880	01/15/23	731,438
190,000		Carolina Power & Light Co	5.130	09/15/13	206,206
250,000		Carolina Power & Light Co	5.300	01/15/19	273,202
275,000		Carolina Power & Light Co	5.700	04/01/35	281,610
200,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	226,805
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	305,075
300,000	g	CenterPoint Energy Resources Corp	5.850	01/15/41	297,128
350,000	g	Cia de Saneamento Basico do Estado de Sao Paulo	6.250	12/16/20	359,625
500,000		CMS Energy Corp	5.050	02/15/18	497,936
450,000	g	Colbun S.A.	6.000	01/21/20	461,254
1,895,000		Commonwealth Edison Co	4.000	08/01/20	1,829,851
200,000		Commonweatlh Edison Co	5.900	03/15/36	203,727
200,000		Connecticut Light & Power Co	5.500	02/01/19	219,912
575,000		Crosstex Energy, Inc	8.880	02/15/18	626,750
1,250,000		Dominion Resources, Inc	4.450	03/15/21	1,239,664
500,000	g	Dubai Electricity & Water Authority	7.380	10/21/20	485,000
200,000		Duke Energy Carolinas LLC	4.300	06/15/20	202,202
1,000,000		Duke Energy Corp	3.950	09/15/14	1,048,875
300,000	g	Empresa Electrica del Norte Grande S.A.	5.630	01/15/21	300,441
250,000		Indiana Michigan Power Co	7.000	03/15/19	293,468
125,000		Integrys Energy Group, Inc	4.170	11/01/20	119,434
500,000		Intergas Finance BV	6.380	05/14/17	530,000
100,000	g	Kansas Gas & Electric	6.700	06/15/19	113,434
270,000	g	Kazatomprom	6.250	05/20/15	286,875
350,000	g	Kentucky Utilities Co	3.750	11/15/20	323,128
1,000,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	1,007,617
250,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	256,220
200,000	g	Korea Hydro & Nuclear Power Co Ltd	3.130	09/16/15	194,673
500,000	g	Majapahit Holding BV	7.880	06/29/37	543,750
250,000		Midamerican Energy Holdings Co	5.950	05/15/37	257,798
250,000		National Fuel Gas Co	5.250	03/01/13	263,863
250,000		Nevada Power Co	6.650	04/01/36	282,594
150,000		Nevada Power Co	5.380	09/15/40	143,943
2,000,000		NRG Energy, Inc	7.380	01/15/17	2,084,999
50,000		ONEOK Partners LP	5.900	04/01/12	52,326
325,000		Pacific Gas & Electric Co	8.250	10/15/18	415,135
150,000		PacifiCorp	6.000	01/15/39	161,318
250,000		Pepco Holdings, Inc	2.700	10/01/15	246,035
500,000		PG&E Corp	5.750	04/01/14	546,352
50,000		Potomac Electric Power Co	7.900	12/15/38	66,797
500,000	g	Power Sector Assets & Liabilities Management Corp	7.390	12/02/24	570,000

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$275,000		Progress Energy, Inc	7.050%	03/15/19	$324,335
300,000		Public Service Co of Colorado	3.200	11/15/20	278,857
400,000		Public Service Co of Oklahoma	5.150	12/01/19	421,260
2,250,000		Questar Market Resources, Inc	6.880	03/01/21	2,362,499
500,000		Sabine Pass LNG LP	7.500	11/30/16	513,750
300,000		San Diego Gas & Electric Co	5.350	05/15/40	302,729
175,000		Veolia Environnement	5.250	06/03/13	187,541
225,000		Williams Partners LP	3.800	02/15/15	232,916

		TOTAL UTILITIES			27,895,688

		TOTAL CORPORATE BONDS			348,684,241
		(Cost $339,234,572)

GOVERNMENT BONDS - 40.9%

AGENCY SECURITIES - 0.4%
		Federal Farm Credit Bank (FFCB)
1,000,000		FFCB	1.380	06/25/13	1,009,775
		Federal Home Loan Mortgage Corp (FHLMC)
415,000		FHLMC	2.500	04/23/14	428,102
1,667,814		Cal Dive I- Title XI, Inc	4.930	02/01/27	1,712,879
500,000		International Finance Corp	5.130	05/02/11	501,860

		TOTAL AGENCY SECURITIES			3,652,616

FOREIGN GOVERNMENT BONDS - 4.7%
500,000	g	Arab Republic of Egypt	6.880	04/30/40	457,500
300,000	g	Bahrain Government International Bond	5.500	03/31/20	285,750
500,000	g	Banco Nacional de Desenvolvimento Economico e Social	6.500	06/10/19	545,000
235,000		Banque Centrale de Tunisie	8.250	09/19/27	272,600
500,000	g	Barbados Government International Bond	7.000	08/04/22	509,805
500,000		Brazilian Government International Bond	4.880	01/22/21	510,000
500,000		Brazilian Government International Bond	5.630	01/07/41	491,250
400,000		Chile Government International Bond	3.880	08/05/20	389,500
120,000,000		Chile Government International Bond	5.500	08/05/20	247,558
400,000		Colombia Government International Bond	6.130	01/18/41	408,000
430,000	g	Croatia Government International Bond	6.630	07/14/20	443,760
540,000	g	Croatia Government International Bond	6.380	03/24/21	540,675
260,000	g	Democratic Socialist Republic of Sri Lanka	7.400	01/22/15	278,850
420,000	g	Dominican Republic International Bond	7.500	05/06/21	427,350
500,000		Egypt Government AID Bonds	4.450	09/15/15	544,280
350,000		Eksportfinans ASA	5.000	02/14/12	363,536
1,140,000		Eksportfinans ASA	2.000	09/15/15	1,115,168
1,050,000	g	El Salvador Government International Bond	7.630	02/01/41	1,031,625
778,000	g	Eskom Holdings Ltd	5.750	01/26/21	788,698
275,000		European Investment Bank	4.880	02/15/36	278,440
500,000		Export Development Canada	2.250	05/28/15	505,524
355,000		Export-Import Bank of Korea	5.880	01/14/15	388,747
525,000		Export-Import Bank of Korea	5.130	06/29/20	529,610
100,000		Federative Republic of Brazil	6.000	01/17/17	112,100
388,889		Federative Republic of Brazil	8.000	01/15/18	456,944
312,000		Hungary Government International Bond	6.380	03/29/21	312,312
354,000		Hungary Government International Bond	7.630	03/29/41	354,354

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$225,000		Italy Government International Bond	5.380%	06/12/17	$239,245
410,000		Jamaica Government International Bond	8.000	06/24/19	426,810
330,000		Korea Development Bank	3.250	03/09/16	323,637
1,000,000	g	Lithuania Government International Bond	5.130	09/14/17	1,003,448
150,000	g	Lithuania Government International Bond	6.130	03/09/21	153,150
150,000		Mexico Government International Bond	6.750	09/27/34	169,200
230,000		Mexico Government International Bond	6.050	01/11/40	236,900
500,000		Pakistan Government International Bond	7.130	03/31/16	423,409
500,000		Panama Government International Bond	5.200	01/30/20	530,000
500,000		Panama Government International Bond	6.700	01/26/36	561,250
135,000		Peruvian Government International Bond	7.350	07/21/25	160,448
200,000		Peruvian Government International Bond	6.550	03/14/37	216,500
1,000,000		Philippine Government International Bond	5.500	03/30/26	987,500
420,000		Poland Government International Bond	3.880	07/16/15	424,510
498,000		Poland Government International Bond	6.380	07/15/19	554,145
440,000	g	Portugal Government International Bond	3.500	03/25/15	378,961
750,000		Province of British Columbia Canada	2.850	06/15/15	770,298
500,000	g	Province of Buenos Aires Argentina	11.750	10/05/15	515,650
500,000	g	Province of Buenos Aires Argentina	10.880	01/26/21	466,250
1,000,000	g	Province of Cordoba	12.380	08/17/17	1,032,499
600,000		Province of Manitoba Canada	5.000	02/15/12	622,737
2,000,000		Province of Ontario Canada	2.630	01/20/12	2,034,505
1,400,000		Province of Ontario Canada	4.100	06/16/14	1,503,148
500,000		Province of Ontario Canada	2.950	02/05/15	516,669
1,750,000		Province of Ontario Canada	2.700	06/16/15	1,783,384
620,000		Province of Quebec Canada	4.630	05/14/18	666,730
1,000,000		Province of Quebec Canada	3.500	07/29/20	964,865
500,000		Qatar Government International Bond	5.250	01/20/20	519,000
500,000	g	Republic of Ghana	8.500	10/04/17	565,000
150,000		Republic of Hungary	6.250	01/29/20	152,625
500,000		Republic of Korea	5.750	04/16/14	544,771
250,000	g	Republic of Lithuania	6.750	01/15/15	272,117
466,667		Republic of Serbia	6.750	11/01/24	467,833
500,000		Republic of the Philippines	6.380	10/23/34	526,250
500,000		Republic of Turkey	6.000	01/14/41	467,500
240,000	g	Russian Foreign Bond - Eurobond	3.630	04/29/15	242,700
5,000,000	g	Russian Foreign Bond-Eurobond	7.850	03/10/18	179,727
500,000	g	Socialist Republic of Vietnam	6.880	01/15/16	538,750
400,000		South Africa Government International Bond	5.500	03/09/20	423,500
400,000		South Africa Government International Bond	5.880	05/30/22	429,000
200,000		South Africa Government International Bond	6.250	03/08/41	206,124
400,000	g	Sri Lanka Government International Bond	6.250	10/04/20	389,000
500,000		Turkey Government International Bond	5.630	03/30/21	510,000
465,000		Turkey Government International Bond	6.750	05/30/40	482,438
500,000	g	Ukraine Government International Bond	6.880	09/23/15	517,500
260,000		Ukraine Government International Bond	6.580	11/21/16	263,640
240,000	g	Ukraine Government International Bond	6.580	11/21/16	243,900
500,000	g	Ukraine Government International Bond	7.750	09/23/20	515,625
152,000		United Mexican States	5.880	02/17/14	167,276
300,000		United Mexican States	5.950	03/19/19	334,350
500,000		United Mexican States	5.130	01/15/20	523,000

		TOTAL FOREIGN GOVERNMENT BONDS			39,736,410

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MORTGAGE BACKED - 21.5%
		Federal Home Loan Mortgage Corp (FHLMC)
$521,419	i	FHLMC	2.510%	02/01/36	$545,804
1,376,886	i	FHLMC	5.780	07/01/36	1,440,402
337,824	i	FHLMC	2.870	09/01/36	354,416
426,986	i	FHLMC	4.990	09/01/36	450,717
370,635	i	FHLMC	5.730	02/01/37	395,808
612,278	i	FHLMC	5.360	03/01/37	645,213
98,527	i	FHLMC	5.900	04/01/37	105,669
83,164	i	FHLMC	5.720	05/01/37	89,063
1,411,367	i	FHLMC	5.570	06/01/37	1,502,134
421,979	i	FHLMC	5.630	08/01/37	449,562
1,430,738		FHLMC	5.500	08/01/39	1,542,435
		Federal Home Loan Mortgage Corp Gold (FGLMC)
47,508		FGLMC	6.500	12/01/16	51,319
607,348		FGLMC	5.500	01/01/19	663,873
172,896		FGLMC	4.500	01/01/20	182,671
957,335		FGLMC	4.500	07/01/20	1,011,058
306,029		FGLMC	4.500	09/01/20	322,947
309,264		FGLMC	5.000	10/01/20	330,596
743,072		FGLMC	5.500	10/01/20	809,907
34,751		FGLMC	7.000	10/01/20	39,902
253,910		FGLMC	4.500	06/01/21	267,947
457,897		FGLMC	5.500	08/01/21	495,361
160,692		FGLMC	5.000	04/01/23	170,671
208,462		FGLMC	4.500	09/01/24	218,683
100,754		FGLMC	6.500	01/01/29	113,865
6,661		FGLMC	8.000	01/01/31	7,865
394,492		FGLMC	6.000	03/01/33	433,996
1,754,242		FGLMC	5.500	12/01/33	1,885,504
1,248,004		FGLMC	7.000	12/01/33	1,435,899
1,174,975		FGLMC	5.000	01/01/34	1,234,858
457,475		FGLMC	5.000	05/01/34	480,361
723,118		FGLMC	4.500	10/01/34	742,459
341,255		FGLMC	5.500	12/01/34	366,363
879,141		FGLMC	5.500	03/01/35	942,451
343,045		FGLMC	6.000	04/01/35	374,932
498,469		FGLMC	7.000	05/01/35	573,517
1,040,514		FGLMC	5.500	06/01/35	1,116,094
1,393,294		FGLMC	5.500	06/01/35	1,494,500
164,344		FGLMC	5.000	02/01/36	172,360
327,922		FGLMC	5.500	04/01/36	351,762
44,591		FGLMC	6.500	05/01/36	50,088
331,446		FGLMC	6.500	10/01/36	372,301
758,236		FGLMC	5.500	04/01/37	810,588
490,521		FGLMC	6.000	08/01/37	535,195
62,740		FGLMC	6.000	09/01/37	68,572
272,420		FGLMC	6.500	11/01/37	305,318
1,164,629		FGLMC	5.000	04/01/38	1,220,709
643,395		FGLMC	6.000	11/01/38	699,780
709,730		FGLMC	4.000	06/01/39	697,884

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,000,000	h	FGLMC	5.000%	04/15/40	$3,130,782
471,582		FGLMC	4.500	11/01/40	482,279
3,433,778		FGLMC	4.000	12/01/40	3,381,830
1,340,755		FGLMC	4.000	12/01/40	1,320,471
3,040,194		FGLMC	4.000	12/01/40	2,991,350
517,758		FGLMC	4.500	12/01/40	528,532
6,736,221		FGLMC	4.000	01/01/41	6,623,786
3,000,000	h	FGLMC	4.500	04/15/41	3,047,814
		Federal National Mortgage Association (FNMA)
13,271		FNMA	5.000	06/01/13	14,013
2,118,542		FNMA	4.780	02/01/14	2,252,625
2,702,858		FNMA	4.640	11/01/14	2,874,683
375,672		FNMA	4.560	01/01/15	400,370
95,620		FNMA	6.500	10/01/16	104,793
45,795		FNMA	6.500	11/01/16	50,189
234,993		FNMA	5.000	12/01/17	251,606
68,881		FNMA	6.500	02/01/18	75,704
193,302		FNMA	5.500	04/01/18	209,896
85,753		FNMA	5.500	05/01/18	93,117
89,765		FNMA	6.000	01/01/19	98,124
671,515		FNMA	4.500	04/01/19	709,793
155,869		FNMA	4.500	06/01/19	164,754
230,957		FNMA	5.000	03/01/20	247,285
73,803		FNMA	4.500	11/01/20	78,010
81,475		FNMA	4.500	12/01/20	86,059
221,489		FNMA	5.000	12/01/20	236,870
350,442		FNMA	5.000	03/01/21	375,217
22,820		FNMA	8.000	03/01/23	26,574
376,688		FNMA	5.500	02/01/24	410,121
718,167		FNMA	4.000	05/01/24	739,263
823,896		FNMA	5.500	07/01/24	897,022
382,718		FNMA	4.500	08/01/24	401,903
2,000,000	h	FNMA	4.000	04/25/25	2,055,000
1,827,404		FNMA	5.000	10/01/25	1,948,599
14,473		FNMA	9.000	11/01/25	17,000
13,754		FNMA	7.500	01/01/29	15,915
348,230		FNMA	7.000	07/01/32	401,087
83,568		FNMA	5.000	02/01/33	88,091
565,065		FNMA	4.500	03/25/33	596,552
250,751		FNMA	5.000	07/01/33	264,324
1,291,869		FNMA	5.500	07/01/33	1,391,110
817,697		FNMA	4.500	08/01/33	842,251
851,224		FNMA	4.500	10/01/33	876,784
361,373		FNMA	5.000	10/01/33	380,933
305,284		FNMA	5.000	10/01/33	321,808
752,248		FNMA	5.000	11/01/33	792,965
776,137		FNMA	5.000	11/01/33	818,147
246,838		FNMA	5.500	12/01/33	265,800
472,214		FNMA	5.500	12/01/33	508,489
129,004		FNMA	5.000	03/01/34	135,987
1,297,967		FNMA	5.000	03/01/34	1,368,222
156,903		FNMA	5.000	03/01/34	165,396

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$656,911		FNMA	5.000%	03/01/34	$692,468
153,597		FNMA	5.000	03/01/34	161,911
1,032,744		FNMA	5.000	04/01/34	1,087,514
2,478,659		FNMA	5.000	08/01/34	2,613,710
452,894		FNMA	6.000	08/01/34	498,387
148,040		FNMA	6.000	12/01/34	162,700
346,786		FNMA	5.500	01/01/35	373,134
803,399		FNMA	5.500	02/01/35	865,116
291,419		FNMA	6.000	04/01/35	320,145
3,113,806		FNMA	5.500	05/01/35	3,362,738
2,101,941		FNMA	5.500	05/01/35	2,269,980
955,536		FNMA	6.000	05/01/35	1,048,802
23,064		FNMA	7.500	06/01/35	26,762
446,245		FNMA	6.000	07/01/35	488,560
528,403		FNMA	5.000	08/01/35	556,095
1,770,973		FNMA	5.000	10/01/35	1,863,787
156,528		FNMA	5.000	10/01/35	164,732
451,489		FNMA	5.500	12/01/35	485,608
480,880		FNMA	5.000	02/01/36	506,082
508,072		FNMA	6.000	03/01/36	554,980
579,517		FNMA	5.000	04/01/36	608,077
940,536		FNMA	6.000	04/01/36	1,027,371
282,421		FNMA	6.500	04/01/36	317,542
514,828	i	FNMA	5.970	07/01/36	541,479
788,495	i	FNMA	5.710	09/01/36	833,832
259,275		FNMA	6.500	09/01/36	293,057
343,223		FNMA	6.000	12/01/36	374,911
158,315		FNMA	7.000	02/01/37	181,193
459,010		FNMA	6.500	03/01/37	518,816
43,873		FNMA	7.000	04/01/37	50,213
149,549		FNMA	6.500	08/01/37	169,034
169,301		FNMA	6.500	08/01/37	191,889
82,320		FNMA	6.000	09/01/37	90,898
92,102		FNMA	6.000	09/01/37	101,699
52,142		FNMA	6.000	09/01/37	57,575
69,318		FNMA	6.000	09/01/37	76,541
469,460		FNMA	6.500	09/01/37	526,813
126,728		FNMA	6.500	09/01/37	143,240
217,915		FNMA	6.500	09/01/37	244,537
372,975		FNMA	6.500	09/01/37	418,541
145,929		FNMA	6.500	09/01/37	164,450
197,822	i	FNMA	5.870	10/01/37	210,219
4,534,387		FNMA	6.000	11/01/37	4,940,274
192,011		FNMA	6.000	11/01/37	209,199
5,000,000	h	FNMA	6.000	04/25/38	5,437,500
1,202,986		FNMA	6.000	11/01/38	1,310,293
357,705		FNMA	5.500	01/01/39	382,948
414,344		FNMA	6.000	01/01/39	451,303
330,912		FNMA	6.000	01/01/39	360,429
1,365,431		FNMA	4.500	02/01/39	1,392,777
609,857		FNMA	4.500	02/01/39	622,071
368,586		FNMA	5.500	02/01/39	394,597

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$825,451		FNMA	4.500%	05/01/39	$841,209
651,292		FNMA	4.500	08/01/39	663,725
2,000,000	h	FNMA	4.000	04/25/40	1,966,876
3,000,000	h	FNMA	5.000	04/25/40	3,138,282
5,000,000	h	FNMA	5.500	05/25/40	5,331,250
2,056,128		FNMA	4.500	09/01/40	2,095,379
2,636,800		FNMA	4.500	09/01/40	2,687,137
4,929,188		FNMA	4.500	10/01/40	5,027,908
1,979,712		FNMA	4.000	11/01/40	1,950,144
1,982,551		FNMA	4.500	11/01/40	2,020,398
2,000,000	h	FNMA	3.500	04/25/41	1,883,124
		Government National Mortgage Association (GNMA)
29,977		GNMA	7.500	11/15/23	34,748
5,183		GNMA	7.500	08/15/28	6,026
40,216		GNMA	6.500	12/15/28	45,545
96,261		GNMA	6.500	03/15/29	109,016
31,053		GNMA	8.500	10/20/30	37,242
9,876		GNMA	7.000	06/20/31	11,402
148,768		GNMA	5.000	02/15/33	158,833
160,372		GNMA	5.500	07/15/33	174,822
1,106,150		GNMA	5.000	09/15/33	1,180,988
245,565		GNMA	5.500	11/20/33	267,487
1,007,930		GNMA	5.500	02/20/35	1,096,648
349,654		GNMA	5.500	03/20/35	380,431
193,648		GNMA	6.000	10/20/36	211,984
204,474		GNMA	6.000	01/20/37	223,835
301,228		GNMA	6.000	02/20/37	329,468
561,301		GNMA	6.000	12/15/37	618,425
7,000,000	h	GNMA	5.000	04/15/38	7,423,283
475,611		GNMA	5.000	04/15/38	505,263
1,000,000	h	GNMA	5.500	04/15/38	1,082,812
470,718		GNMA	5.500	07/15/38	510,484
506,601		GNMA	5.500	07/20/38	548,185
192,696		GNMA	6.000	08/15/38	212,246
194,630		GNMA	6.000	08/20/38	212,694
764,223		GNMA	4.500	03/15/39	789,817
251,818		GNMA	5.000	07/20/39	267,596
293,601		GNMA	4.000	08/15/39	294,213
5,000,000	h	GNMA	4.500	04/15/40	5,157,030
8,964,853		GNMA	4.500	01/20/41	9,249,673
3,000,000	h	GNMA	4.000	04/15/41	3,000,000
1,000,000		GNMA	4.500	04/20/41	1,029,687
3,000,000	h	GNMA	5.000	04/20/41	3,182,343
489,807		GNMA	6.230	09/15/43	518,844

		TOTAL MORTGAGE BACKED			181,355,705

MUNICIPAL BONDS - 0.3%
600,000		Grant County Public Utility District No 2	5.630	01/01/27	599,964
500,000		Long Island Power Authority	5.850	05/01/41	459,855
775,000		State of California	7.630	03/01/40	847,812
775,000		State of Illinois	6.730	04/01/35	743,434

		TOTAL MUNICIPAL BONDS			2,651,065

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

U.S. TREASURY SECURITIES - 14.0%
$14,002,000		United States Treasury Bond	8.000%	11/15/21	$19,554,660
3,902,500		United States Treasury Bond	5.250	02/15/29	4,395,191
12,000,000		United States Treasury Bond	5.380	02/15/31	13,723,128
507,000		United States Treasury Bond	4.500	02/15/36	511,912
1,272,000		United States Treasury Bond	3.880	08/15/40	1,138,242
2,604,350	k	United States Treasury Inflation Indexed Bonds	0.630	04/15/13	2,725,614
4,437,560	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/16	4,899,341
2,013,140	k	United States Treasury Inflation Indexed Bonds	1.130	01/15/21	2,042,550
250,000		United States Treasury Note	1.000	12/31/11	251,387
2,000,000		United States Treasury Note	1.880	06/15/12	2,035,390
530,000		United States Treasury Note	0.630	06/30/12	531,367
415,000		United States Treasury Note	0.630	07/31/12	415,942
1,265,000		United States Treasury Note	0.630	01/31/13	1,262,727
975,000		United States Treasury Note	0.750	08/15/13	970,049
9,650,000		United States Treasury Note	0.750	09/15/13	9,588,935
1,415,000		United States Treasury Note	1.250	03/15/14	1,414,561
3,465,000		United States Treasury Note	2.380	08/31/14	3,566,784
2,887,000		United States Treasury Note	2.500	04/30/15	2,965,717
19,502,000		United States Treasury Note	1.250	09/30/15	18,860,560
22,820,000		United States Treasury Note	2.130	02/29/16	22,748,688
1,000,000		United States Treasury Note	2.380	03/31/16	1,006,953
200,000		United States Treasury Note	2.750	02/28/18	198,484
280,000		United States Treasury Note	2.630	11/15/20	261,275
3,111,000		United States Treasury Note	4.250	11/15/40	2,975,379
1,000,000	j	United States Treasury Strip Principal	0.000	08/15/27	480,895

		TOTAL U.S. TREASURY SECURITIES			118,525,731

		TOTAL GOVERNMENT BONDS			345,921,527
		(Cost $340,327,574)

STRUCTURED ASSETS - 11.5%

ASSET BACKED - 3.6%
240,000	g	Ally Master Owner Trust	2.880	04/15/13	245,553
		Series - 2010 3 (Class A)
1,000,000		AmeriCredit Automobile Receivables Trust	2.850	08/08/16	1,000,770
		Series - 2011 1 (Class C)
375,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150	03/20/17	373,739
		Series - 2010 5A (Class A)
155,000		CarMax Auto Owner Trust	2.830	02/15/17	154,481
		Series - 2011 1 (Class C)
1,200,555		Centex Home Equity	5.540	01/25/32	1,200,368
		Series - 2002 A (Class AF6)
674,364	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	395,032
		Series - 2004 2 (Class 1M1)
674,364	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	171,993
		Series - 2004 2 (Class 1B)
682,305		CIT Group Home Equity Loan Trust	6.390	12/25/30	113,256
		Series - 2002 2 (Class MF2)
138,565		CIT Group Home Equity Loan Trust	6.830	06/25/33	6,636
		Series - 2002 2 (Class BF)

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$314,997	i	Countrywide Asset-Backed Certificates	5.680%	10/25/46	$309,373
		Series - 2006 15 (Class A2)
113,344	i	Countrywide Home Equity Loan Trust	0.480	02/15/29	73,224
		Series - 2004 B (Class 1A)
110,792	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	108,716
		Series - 2007 MX1 (Class A1)
95,000	g,i	DB/UBS Mortgage Trust	5.470	11/10/46	95,959
		Series - 2011 LC1A (Class B)
250,000	g,i	DB/UBS Mortgage Trust	5.560	11/10/46	250,309
		Series - 2011 LC1A (Class C)
2,172,347	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	2,031,331
		Series - 2007 1A (Class AF3)
250,000		Ford Credit Auto Owner Trust	2.620	10/15/16	248,584
		Series - 2011 A (Class C)
400,000		Ford Credit Auto Owner Trust	3.210	07/15/17	397,718
		Series - 2011 A (Class D)
340,000	g	Ford Credit Floorplan Master Owner Trust	2.610	02/15/16	341,125
		Series - 2011 1 (Class C)
50,000	g	Ford Credit Floorplan Master Owner Trust	4.640	02/15/17	53,408
		Series - 2010 3 (Class B)
859,600		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	841,664
		Series - 2006 HLTV (Class A3)
2,650,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	2,118,042
		Series - 2006 HLTV (Class A4)
87,238		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	87,347
		Series - 2007 1 (Class A1F)
95,604	i	Morgan Stanley ABS Capital I	0.270	01/25/37	92,890
		Series - 2007 HE2 (Class A2A)
1,235,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	706,718
		Series - 2006 3 (Class AF3)
603,303		Residential Asset Mortgage Products, Inc	4.970	09/25/33	612,506
		Series - 2003 RZ5 (Class A7)
3,992,819	i	Residential Asset Mortgage Products, Inc	0.870	11/25/34	3,387,823
		Series - 2004 RS11 (Class M1)
170,000	i	Residential Asset Securities Corp	0.680	04/25/35	153,224
		Series - 2005 KS3 (Class M3)
265,423	i	Residential Asset Securities Corp	6.490	10/25/30	232,980
		Series - 2001 KS2 (Class AI6)
108,653		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	106,947
		Series - 2006 HI5 (Class A2)
6,938,149		Residential Funding Mortgage Securities II, Inc	5.790	02/25/36	6,537,874
		Series - 2006 HI2 (Class A3)
998,243		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	937,405
		Series - 2006 HI3 (Class A3)
500,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	439,729
		Series - 2006 HI1 (Class M1)
1,500,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	1,198,856
		Series - 2006 HI1 (Class M2)
3,384,246		Residential Funding Mortgage Securities II, Inc	5.440	09/25/36	3,068,597
		Series - 2006 HI4 (Class A3)
674,834		Saxon Asset Securities Trust	6.120	11/25/30	687,171
		Series - 2002 2 (Class AF6)

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$165,054	i	Securitized Asset Backed Receivables LLC Trust	0.400%	03/25/36	$155,496
		Series - 2006 NC2 (Class A2)
455,000	g	Vornado DP LLC	5.280	09/13/28	446,779
		Series - 2010 VNO (Class C)
869,454	g,m	Wachovia Amortization Controlled Heloc NIM	5.680	08/12/47	717,300
		Series - 2006 N1 (Class N1)
227,520	g,i	Wachovia Loan Trust	0.610	05/25/35	145,934
		Series - 2005 SD1 (Class A)
168,623	i	Wells Fargo Home Equity Trust	0.390	07/25/36	152,344
		Series - 2006 2 (Class A3)
200,000		World Financial Network Credit Card Master Trust	6.750	04/15/19	216,788
		Series - 2010 A (Class B)

		TOTAL ASSET BACKED			30,615,989

OTHER MORTGAGE BACKED - 7.9%
400,000	i	Banc of America Commercial Mortgage, Inc	4.770	07/10/43	397,530
		Series - 2005 3 (Class AJ)
325,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	342,068
		Series - 2006 6 (Class A4)
800,000		Banc of America Commercial Mortgage, Inc	5.680	07/10/46	818,782
		Series - 2006 4 (Class AM)
270,000	i	Banc of America Commercial Mortgage, Inc	5.690	04/10/49	286,576
		Series - 2007 2 (Class A4)
2,174,077	g,i	Banc of America Large Loan, Inc	5.900	02/15/51	2,256,041
		Series - 2010 UB3 (Class A4B3)
114,671		Bank of America Alternative Loan Trust	5.500	09/25/19	117,397
		Series - 2004 8 (Class 3A1)
1,042,599		Bear Stearns Asset Backed Securities Trust	5.250	04/25/35	945,143
		Series - 2005 AC2 (Class 1A)
155,000	i	Bear Stearns Commercial Mortgage Securities	5.760	09/11/38	150,603
		Series - 2006 PW12 (Class AJ)
200,000		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	210,911
		Series - 2006 PW14 (Class A4)
330,000	i	Bear Stearns Commercial Mortgage Securities	5.580	09/11/41	336,973
		Series - 2006 PW13 (Class AM)
100,000	i	Bear Stearns Commercial Mortgage Securities	5.570	10/12/41	102,337
		Series - 2006 T24 (Class AM)
230,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	241,874
		Series - 2004 T16 (Class A6)
740,000	i	Bear Stearns Commercial Mortgage Securities	5.690	06/11/50	791,289
		Series - 2007 PW17 (Class A4)
450,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	479,671
		Series - 2007 PW18 (Class A4)
300,000		Chase Mortgage Finance Corp	5.500	10/25/35	299,466
		Series - 2005 S2 (Class A24)
1,168,581		Citicorp Mortgage Securities, Inc	5.500	07/25/35	1,073,730
		Series - 2005 4 (Class 1A7)
35,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	35,083
		Series - 2007 C9 (Class AM)
30,000	i	Commercial Mortgage Pass Through Certificates	5.810	12/10/49	32,551
		Series - 2007 C9 (Class A4)

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$497,165		Countrywide Alternative Loan Trust	5.500%	08/25/16	$491,062
		Series - 2004 30CB (Class 1A15)
1,767,940		Countrywide Alternative Loan Trust	5.500	10/25/35	374,209
		Series - 2005 42CB (Class A12)
129,961		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	129,907
		Series - 2005 J3 (Class 1A1)
166,001	g,i	Credit Suisse Mortgage Capital Certificates	0.440	04/15/22	162,238
		Series - 2007 TF2A (Class A1)
2,400,000	g	Credit Suisse Mortgage Capital Certificates	5.380	02/15/40	2,352,189
		Series - 2009 RR1 (Class A3C)
8,730,000	g,i	Credit Suisse Mortgage Capital Certificates	5.380	02/15/40	8,641,251
		Series - 2010 RR4 (Class 1B)
		Credit Suisse/Morgan Stanley Commercial Mortgage
581,991	g,i	Certificate	0.450	05/15/23	575,140
		Series - 2006 HC1A (Class A1)
170,000		CS First Boston Mortgage Securities Corp	4.050	05/15/38	173,525
		Series - 2003 C3 (Class B)
615,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	659,109
		Series - 2005 C5 (Class A4)
140,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	140,012
		Series - 2005 C5 (Class AJ)
1,589,760		Federal Home Loan Mortgage Corp (FHLMC)	4.000	06/15/34	229,167
		Series - 2010 3748 (Class NI)
1,000,000		Federal National Mortgage Association (FNMA)	4.000	02/25/19	1,048,568
		Series - 2004 7 (Class JK)
39,259,753	i	Federal National Mortgage Association (FNMA)	1.090	11/25/33	1,745,222
		Series - 2003 W19 (Class 1IO2)
3,000,000		Federal National Mortgage Association (FNMA)	4.000	02/25/40	2,886,169
		Series - 2010 155 (Class PC)
525,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	574,348
		Series - 2006 GG7 (Class A4)
1,785,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	1,852,612
		Series - 2006 GG7 (Class AM)
1,065,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	1,127,263
		Series - 2007 GG9 (Class A4)
1,580,000		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	1,671,172
		Series - 2007 GG11 (Class A4)
325,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	348,543
		Series - 2006 GG6 (Class A4)
425,000	i	GS Mortgage Securities Corp II	5.620	04/10/38	437,367
		Series - 2006 GG6 (Class AM)
665,000		GS Mortgage Securities Corp II	5.560	11/10/39	715,235
		Series - 2006 GG8 (Class A4)
430,000	g	GS Mortgage Securities Corp II	5.150	08/10/43	432,384
		Series - 2010 C1 (Class B)
175,000	g,i	GS Mortgage Securities Corp II	5.230	12/10/43	169,973
		Series - 2010 C2 (Class C)
139,070	i	GSR Mortgage Loan Trust	2.780	01/25/36	133,547
		Series - 2006 AR1 (Class 2A2)
70,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.630	12/05/27	75,476
		Series - 2009 IWST (Class A2)
3,960,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.070	11/15/43	3,950,464
		Series - 2010 C2 (Class B)

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$125,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.530%	11/15/43	$126,136
		Series - 2010 C2 (Class C)
410,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	423,267
		Series - 2006 LDP8 (Class AM)
140,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.480	05/15/45	134,711
		Series - 2006 LDP8 (Class AJ)
720,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	753,826
		Series - 2006 LDP9 (Class A3)
1,040,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/15/49	1,113,856
		Series - 2007 LD11 (Class A4)
8,715,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/20/49	9,016,158
		Series - 2010 RR1 (Class JPB)
196,083	i	JP Morgan Mortgage Trust	4.300	04/25/35	197,270
		Series - 2005 A2 (Class 5A1)
200,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	210,101
		Series - 2005 C1 (Class A4)
325,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	347,550
		Series - 2005 C2 (Class A5)
1,120,000		LB-UBS Commercial Mortgage Trust	5.420	02/15/40	1,189,404
		Series - 2007 C1 (Class A4)
725,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	763,947
		Series - 2007 C2 (Class A3)
780,000		LB-UBS Commercial Mortgage Trust	5.460	02/15/40	780,270
		Series - 2007 C1 (Class AM)
75,000	i	LB-UBS Commercial Mortgage Trust	5.860	07/15/40	79,826
		Series - 2007 C6 (Class A4)
297,109		MASTR Asset Securitization Trust	5.000	05/25/35	299,768
		Series - 2005 1 (Class 2A5)
241,897	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	251,099
		Series - 2005 CIP1 (Class AM)
275,000	i	Merrill Lynch Mortgage Trust	5.670	05/12/39	298,517
		Series - 2006 C1 (Class A4)
250,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.430	02/12/39	269,077
		Series - 2006 1 (Class A4)
645,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.170	12/12/49	676,893
		Series - 2006 4 (Class A3)
1,445,000	i	Morgan Stanley Capital I	5.450	02/12/44	1,516,757
		Series - 2007 HQ11 (Class A4)
420,000		Morgan Stanley Capital I	5.360	03/15/44	439,443
		Series - 2007 IQ13 (Class A4)
300,000	g,i	Morgan Stanley Capital I	5.240	09/15/47	297,426
		Series - 2011 C1 (Class C)
320,000	g,i	Morgan Stanley Capital I	5.240	09/15/47	312,397
		Series - 2011 C1 (Class D)
300,000	g,i	Morgan Stanley Capital I	5.260	09/15/47	305,307
		Series - 2011 C1 (Class B)
125,000	i	Morgan Stanley Capital I	5.540	11/12/49	129,886
		Series - 2007 T25 (Class AM)
150,000		Morgan Stanley Capital I	4.770	07/15/56	151,258
		Series - 0 IQ9 (Class AJ)
1,145,000	g,i	RBSCF Trust	4.640	04/15/24	1,181,648
		Series - 2010 MB1 (Class B)

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$370,000	g,i	RBSCF Trust	4.670%	04/15/24	$376,108
		Series - 2010 MB1 (Class D)
608,309		Residential Accredit Loans, Inc	6.000	06/25/36	402,852
		Series - 2006 QS7 (Class A3)
911,927		Residential Accredit Loans, Inc	5.750	05/25/35	254,751
		Series - 2005 QS6 (Class A7)
433,705	i	Residential Funding Mortgage Securities I, Inc	3.070	08/25/35	400,575
		Series - 2005 SA3 (Class 2A1)
102,141	i	Structured Adjustable Rate Mortgage Loan Trust	0.630	03/25/35	99,786
		Series - 2005 6XS (Class A3)
42,467	i	Structured Adjustable Rate Mortgage Loan Trust	6.520	07/25/36	42,349
		Series - 2006 6 (Class 2A1)
610,000	i	Wachovia Bank Commercial Mortgage Trust	5.960	06/15/45	637,490
		Series - 2006 C26 (Class AM)
175,000	i	Wachovia Bank Commercial Mortgage Trust	5.820	05/15/46	176,530
		Series - 2007 C34 (Class AM)
415,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	412,007
		Series - 2007 C31 (Class A5)
225,000		Wachovia Bank Commercial Mortgage Trust	5.340	11/15/48	226,029
		Series - 2006 C29 (Class AM)
685,000	i	Wachovia Bank Commercial Mortgage Trust	5.370	11/15/48	629,097
		Series - 2006 C29 (Class AJ)
100,000	i	Wachovia Bank Commercial Mortgage Trust	5.900	02/15/51	107,082
		Series - 2007 C33 (Class A4)
470,000	i	Wachovia Bank Commercial Mortgage Trust	5.900	02/15/51	498,797
		Series - 2007 C33 (Class A5)
290,000		Wachovia Bank Commercial Mortgage Trust	5.380	12/15/43	271,829
		Series - 2007 C30 (Class AM)
294,285	i	Wells Fargo Mortgage Backed Securities Trust	5.410	03/25/36	296,325
		Series - 2006 AR1 (Class 2A2)
225,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.280	10/15/57	231,043
		Series - 2010 C1 (Class B)

		TOTAL OTHER MORTGAGE BACKED			66,342,625

		TOTAL STRUCTURED ASSETS			96,958,614
		(Cost $101,639,044)

		TOTAL BONDS			791,564,382
		(Cost $781,201,190)

SHARES		COMPANY

PREFERRED STOCKS - 0.3%

BANKS - 0.0%
38,322	*	Federal Home Loan Mortgage Corp	8.380	12/30/49	65,147
110,728	*	Federal National Mortgage Association	8.250	12/30/49	188,238

		TOTAL BANKS			253,385

DIVERSIFIED FINANCIALS - 0.3%
80,000	*	GMAC Capital Trust I	8.130	02/15/40	2,028,926

		TOTAL DIVERSIFIED FINANCIALS			2,028,926

		TOTAL PREFERRED STOCKS			2,282,311
		(Cost $5,726,250)

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TIAA-CREF MUTUAL FUND- 0.6%
540,865	a	TIAA-CREF High-Yield Fund			$5,403,239

		TOTAL TIAA-CREF MUTUAL FUND			5,403,239
		(Cost $5,349,995)

SHORT-TERM INVESTMENTS - 9.9%
GOVERNMENT AGENCY DEBT - 3.9%
		Federal Home Loan Bank (FHLB)
$6,260,000		FHLB	0.073%	05/20/11	6,258,892
		Federal National Mortgage Association (FNMA)
10,000,000		FNMA	0.012	04/06/11	9,999,765
16,620,000		FNMA	0.093	05/23/11	16,617,599

		TOTAL GOVERNMENT AGENCY DEBT			32,876,256

TREASURY DEBT - 6.0%
18,375,000		United States Treasury Bill	0.146-0.160	05/12/11	18,371,865
13,515,000		United States Treasury Bill	0.087	06/16/11	13,512,865
9,180,000		United States Treasury Bill	0.127	08/25/11	9,174,795
9,650,000		United States Treasury Note	1.000	10/31/11	9,694,477

		TOTAL TREASURY DEBT			50,754,002

		TOTAL SHORT-TERM INVESTMENTS			83,630,258
		(Cost $83,629,780)

		TOTAL INVESTMENTS - 105.7%			894,236,307
		(Cost $887,233,245)
		OTHER ASSETS & LIABILITIES, NET - (5.7)%			(48,549,049)

		NET ASSETS - 100.0%			$845,687,258

Abbreviation(s):
ABS	Asset-Based Security
REIT	Real Estate Investment Trust

*	Non-income producing.
a	Affiliated holding.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2011 the value of these securities amounted to $153,283,330 or 18.1% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon reflects the rate at period end.
j	Zero coupon.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
m	Indicates a security that has been deemed illiquid.
n	In default.
o	Payment in Kind Bond.

TIAA-CREF FUNDS – Short-Term Bond Fund

TIAA-CREF FUNDS
SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 1.4%

CAPITAL GOODS - 0.1%
$498,750	i	TransDigm, Inc	4.000%	02/14/17	$501,867

		TOTAL CAPITAL GOODS			501,867

DIVERSIFIED FINANCIALS - 0.4%
2,000,000	i	TransUnion LLC	4.750	02/10/18	2,008,340

		TOTAL DIVERSIFIED FINANCIALS			2,008,340

FOOD & STAPLES RETAILING - 0.3%
2,000,000	i	Del Monte Foods Co	4.500	03/08/18	2,003,340

		TOTAL FOOD & STAPLES RETAILING			2,003,340

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
661,157	h,i	Fresenius US Finance I, Inc	3.500	09/10/14	661,157
1,838,843	h,i	Fresenius US Finance I, Inc	3.500	09/10/14	1,838,843
1,000,000	i	HCA, Inc	1.557	11/17/12	993,970

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			3,493,970

		TOTAL BANK LOAN OBLIGATIONS			8,007,517
		(Cost $7,958,395)

BONDS - 92.0%

CORPORATE BONDS - 41.7%

BANKS - 9.5%
500,000	g	Banco De Credito Del Peru	4.750	03/16/16	492,500
500,000		Banco de Oro Unibank, Inc	3.880	04/22/16	478,413
285,000	g	Banco do Brasil S.A.	4.500	01/22/15	296,828
500,000	g,i	Banco Santander Chile	1.550	04/20/12	499,852
280,000	g	Banco Santander Chile	3.750	09/22/15	279,188
400,000	g	BanColombia S.A.	4.250	01/12/16	395,000
3,000,000		Bank of America Corp	2.380	06/22/12	3,069,194
1,000,000		Bank of America Corp	4.750	08/15/13	1,051,350
675,000		Bank of America Corp	7.380	05/15/14	762,294
1,250,000		Bank of America Corp	3.630	03/17/16	1,232,398
1,250,000	g	Bank of Montreal	2.630	01/25/16	1,244,044
1,160,000	g	Bank of Nova Scotia	1.650	10/29/15	1,112,781
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.250	02/24/14	999,683
150,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	152,645
800,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	804,437
750,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	750,959
1,000,000		CitiBank NA	1.380	08/10/11	1,004,284
2,000,000		Citigroup, Inc	2.130	04/30/12	2,037,833

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,500,000		Citigroup, Inc	6.000%	12/13/13	$1,630,989
2,500,000		Citigroup, Inc	5.000	09/15/14	2,610,507
2,000,000		Citigroup, Inc	5.500	10/15/14	2,157,199
1,478,244		Credit-Based Asset Servicing and Securitization LLC	4.830	08/25/35	1,463,050
250,000		Deutsche Bank AG	3.880	08/18/14	260,671
250,000		First Horizon National Corp	5.380	12/15/15	261,194
1,000,000	g	HSBC Bank plc	1.630	08/12/13	999,165
1,000,000	g	HSBC Bank plc	3.500	06/28/15	1,012,985
618,000	g	ICICI Bank Ltd	5.500	03/25/15	644,326
1,500,000		JPMorgan Chase & Co	3.130	12/01/11	1,528,403
495,000		JPMorgan Chase & Co	4.650	06/01/14	529,081
3,100,000		JPMorgan Chase & Co	3.400	06/24/15	3,119,027
5,000,000		JPMorgan Chase & Co	3.450	03/01/16	4,982,144
500,000		KeyBank NA	3.200	06/15/12	516,371
500,000	g	National Australia Bank Ltd	2.500	01/08/13	509,033
280,000	g	National Bank of Canada	1.650	01/30/14	280,375
750,000		New York Community Bank	3.000	12/16/11	764,532
375,000		Noble Holding International Ltd	3.450	08/01/15	382,836
275,000		Northern Trust Corp	4.630	05/01/14	296,968
500,000	g,h	Shinhan Bank	4.130	10/04/16	501,807
1,000,000		Sovereign Bancorp, Inc	2.750	01/17/12	1,019,632
3,000,000		Sovereign Bancorp, Inc	2.500	06/15/12	3,064,895
1,000,000	g	Sumitomo Mitsui Banking Corp	2.150	07/22/13	1,004,347
1,000,000		US Bancorp	1.130	10/30/13	988,567
500,000		US Central Federal Credit Union	1.900	10/19/12	509,479
250,000		Wachovia Bank NA	5.300	10/15/11	256,269
500,000		Wells Fargo & Co	2.130	06/15/12	509,553
1,000,000		Wells Fargo & Co	3.750	10/01/14	1,047,803
2,000,000		Wells Fargo & Co	3.680	06/15/16	2,011,820
1,000,000		Westpac Banking Corp	2.100	08/02/13	1,009,413
1,000,000		Westpac Banking Corp	3.000	08/04/15	997,518
200,000		Zions Bancorporation	7.750	09/23/14	217,203

		TOTAL BANKS			53,750,845

CAPITAL GOODS - 0.8%
50,000		Black & Decker Corp	8.950	04/15/14	59,117
2,500,000		Caterpillar Financial Services Corp	1.550	12/20/13	2,505,685
250,000		CRH America, Inc	4.130	01/15/16	250,244
500,000		DIRECTV Holdings LLC	3.500	03/01/16	501,086
250,000		ITT Corp	4.900	05/01/14	267,419
1,000,000		Tyco International Finance S.A.	6.000	11/15/13	1,107,044
75,000		Tyco International Finance S.A.	4.130	10/15/14	79,636

		TOTAL CAPITAL GOODS			4,770,231

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
1,000,000		Allied Waste North America, Inc	6.380	04/15/11	1,001,408
100,000		Daimler Finance North America LLC	5.750	09/08/11	102,176
1,000,000		Johnson Controls, Inc	1.750	03/01/14	995,783
1,000,000		Thomson Corp	5.250	08/15/13	1,084,100

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			3,183,467

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

CONSUMER DURABLES & APPAREL - 0.4%
$1,000,000		Hanesbrands, Inc	1.000%	12/15/14	$995,000
1,350,000	g	Harley-Davidson Financial Services, Inc	3.880	03/15/16	1,343,609
200,000		Whirlpool Corp	8.000	05/01/12	213,139

		TOTAL CONSUMER DURABLES & APPAREL			2,551,748

CONSUMER SERVICES - 0.1%
390,000	g	Transnet Ltd	4.500	02/10/16	398,135

		TOTAL CONSUMER SERVICES			398,135

DIVERSIFIED FINANCIALS - 8.9%
250,000		American Express Centurion Bank	5.550	10/17/12	264,933
1,000,000		American Express Credit Corp	5.880	05/02/13	1,079,704
1,000,000	g	American Honda Finance Corp	4.630	04/02/13	1,058,016
500,000	g	Banco Mercantil del Norte S.A.	4.380	07/19/15	505,000
500,000	g	Bangkok Bank PCL	3.250	10/18/15	490,044
200,000		Bank of New York Mellon Corp	4.300	05/15/14	214,465
125,000		Barclays Bank plc	5.200	07/10/14	135,098
500,000		BlackRock, Inc	3.500	12/10/14	522,789
1,500,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	1,480,241
2,000,000		Canadian Imperial Bank of Commerce	1.450	09/13/13	1,992,608
500,000	g	CCL Finance Ltd	9.500	08/15/14	578,750
2,000,000		Citigroup Funding, Inc	1.880	10/22/12	2,037,834
3,000,000		Citigroup Funding, Inc	2.250	12/10/12	3,075,674
1,000,000	i	Countrywide Financial Corp	0.750	05/07/12	996,750
130,000		Credit Suisse	5.000	05/15/13	138,787
500,000		Credit Suisse	5.500	05/01/14	548,054
500,000		FIA Card Services NA	7.130	11/15/12	538,668
1,000,000		Ford Motor Credit Co	9.880	08/10/11	1,028,466
300,000		Ford Motor Credit Co LLC	7.250	10/25/11	308,724
140,000		Franklin Resources, Inc	3.130	05/20/15	143,299
1,000,000		General Electric Capital Corp	2.250	03/12/12	1,017,835
400,000		General Electric Capital Corp	2.200	06/08/12	408,244
300,000		General Electric Capital Corp	2.130	12/21/12	307,087
2,000,000		General Electric Capital Corp	2.630	12/28/12	2,064,230
1,000,000		General Electric Capital Corp	2.800	01/08/13	1,023,196
1,250,000		General Electric Capital Corp	1.880	09/16/13	1,249,571
500,000		General Electric Capital Corp	3.750	11/14/14	520,946
2,800,000		GMAC, Inc	1.750	10/30/12	2,846,863
3,600,000		GMAC, Inc	2.200	12/19/12	3,687,969
500,000	i	Goldman Sachs Capital II	5.790	12/30/49	431,250
650,000		Goldman Sachs Group, Inc	5.700	09/01/12	688,837
50,000		Goldman Sachs Group, Inc	4.750	07/15/13	52,984
1,000,000		Goldman Sachs Group, Inc	3.700	08/01/15	1,007,379
500,000		HSBC Finance Corp	4.750	07/15/13	533,291
160,000	g	Hyundai Capital America	3.750	04/06/16	157,625
200,000	g	Hyundai Capital Services, Inc	4.380	07/27/16	201,063
172,000		International Lease Finance Corp	5.750	06/15/11	172,645
150,000	g	International Lease Finance Corp	6.500	09/01/14	160,125
385,000	g	Inversiones CMPC S.A.	4.750	01/19/18	378,815
1,000,000		Jefferies Group, Inc	3.880	11/09/15	997,842
500,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	50
300,000		Merrill Lynch & Co, Inc	5.450	02/05/13	318,017

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,900,000		Morgan Stanley	3.250%	12/01/11	$1,937,910
1,525,000		Morgan Stanley	6.000	05/13/14	1,658,970
150,000		Morgan Stanley	6.000	04/28/15	163,366
425,000		NASDAQ OMX Group, Inc	2.500	08/15/13	420,750
250,000		NASDAQ OMX Group, Inc	4.000	01/15/15	248,249
535,000		National Rural Utilities Cooperative Finance Corp	2.610	09/16/12	547,031
375,000		Nomura Holdings, Inc	4.130	01/19/16	371,032
500,000	g	PTTEP Australia International Finance Pty Ltd	4.150	07/19/15	496,994
1,000,000		Rabobank Nederland NV	2.130	10/13/15	964,876
1,000,000		Royal Bank of Scotland plc	3.400	08/23/13	1,022,896
1,000,000		State Street Corp	2.150	04/30/12	1,017,671
225,000		State Street Corp	4.300	05/30/14	241,021
1,200,000	g	Toronto-Dominion Bank	2.200	07/29/15	1,185,773
1,000,000		Toyota Motor Credit Corp	1.380	08/12/13	996,258
1,000,000		UBS AG.	2.250	08/12/13	1,009,681
1,000,000		Unilever Capital Corp	2.750	02/10/16	1,004,003
1,000,000	g	Volkswagen International Finance NV	1.630	08/12/13	1,003,912
100,000	g	WT Finance Aust Pty Ltd	5.130	11/15/14	106,896

		TOTAL DIVERSIFIED FINANCIALS			49,761,057

ENERGY - 2.8%
142,000		Arch Western Finance LLC	6.750	07/01/13	143,420
200,000		Baker Hughes, Inc	6.500	11/15/13	225,211
250,000		BJ Services Co	5.750	06/01/11	252,096
1,000,000		BP Capital Markets plc	5.250	11/07/13	1,081,463
2,530,000		BP Capital Markets plc	3.200	03/11/16	2,518,832
2,500,000		Chesapeake Energy Corp	7.630	07/15/13	2,799,999
300,000		Chevron Corp	3.450	03/03/12	308,214
350,000		ConocoPhillips	4.600	01/15/15	381,442
500,000		Devon Energy Corp	5.630	01/15/14	552,902
461,450		Dolphin Energy Ltd	5.890	06/15/19	490,291
390,000	g	Empresa Nacional del Petroleo	4.880	03/15/14	413,724
225,000		Enterprise Products Operating LLC	4.600	08/01/12	234,143
1,150,000		EOG Resources, Inc	2.950	06/01/15	1,159,806
500,000	g	Gaz Capital S.A.	7.510	07/31/13	553,775
350,000	g	Gaz Capital S.A.	5.090	11/29/15	365,295
350,000	g	Marathon Petroleum Corp	3.500	03/01/16	350,918
500,000	g	Novatek Finance Ltd	5.330	02/03/16	514,193
500,000		Occidental Petroleum Corp	2.500	02/01/16	494,895
225,000		Petrobras International Finance Co	3.880	01/27/16	226,504
500,000		Petroleos Mexicanos	4.880	03/15/15	532,500
500,000		Shell International Finance BV	3.100	06/28/15	512,346
100,000		Statoil ASA	2.900	10/15/14	103,185
1,000,000		Total Capital Canada Ltd	1.630	01/28/14	1,019,510
475,000		Valero Energy Corp	4.500	02/01/15	499,853
250,000		XTO Energy, Inc	4.630	06/15/13	268,521

		TOTAL ENERGY			16,003,038

FOOD & STAPLES RETAILING - 0.7%
1,075,000		CVS Caremark Corp	3.250	05/18/15	1,091,999
1,000,000		Kroger Co	5.000	04/15/13	1,068,459
2,000,000		SUPERVALU, Inc	7.500	05/15/12	2,070,000

		TOTAL FOOD & STAPLES RETAILING			4,230,458

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

FOOD BEVERAGE & TOBACCO - 1.5%
$700,000		Anheuser-Busch InBev Worldwide, Inc	4.130%	01/15/15	$739,380
500,000		Anheuser-Busch InBev Worldwide, Inc	2.880	02/15/16	496,279
600,000		Coca-Cola Enterprises, Inc	5.000	08/15/13	648,371
1,000,000		Coca-Cola Enterprises, Inc	1.130	11/12/13	985,868
1,000,000		Dr Pepper Snapple Group, Inc	2.350	12/21/12	1,019,532
1,225,000		Dr Pepper Snapple Group, Inc	6.120	05/01/13	1,337,017
135,000		General Mills, Inc	5.200	03/17/15	148,273
1,000,000		Kraft Foods, Inc	5.250	10/01/13	1,085,576
50,000		PepsiAmericas, Inc	5.750	07/31/12	53,286
1,000,000		PepsiCo, Inc	0.880	10/25/13	988,854
150,000		Philip Morris International, Inc	4.880	05/16/13	160,847
250,000		Philip Morris International, Inc	6.880	03/17/14	286,932

		TOTAL FOOD BEVERAGE & TOBACCO			7,950,215

HEALTH CARE EQUIPMENT & SERVICES - 0.9%
250,000		Boston Scientific Corp	4.500	01/15/15	257,847
1,538,000		HCA, Inc	6.300	10/01/12	1,591,830
904,000		McKesson Corp	3.250	03/01/16	910,517
1,000,000		Medco Health Solutions, Inc	2.750	09/15/15	989,660
200,000		Thermo Fisher Scientific, Inc	2.150	12/28/12	203,226
1,000,000		Thermo Fisher Scientific, Inc	2.050	02/21/14	1,010,878
245,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	250,824

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			5,214,782

INSURANCE - 1.2%
1,000,000		American International Group, Inc	3.650	01/15/14	1,017,140
2,000,000		MetLife, Inc	2.380	02/06/14	2,002,705
1,020,000		Progressive Corp	6.380	01/15/12	1,066,064
1,000,000		Prudential Financial, Inc	5.100	09/20/14	1,074,781
250,000		United Health Group, Inc	4.880	02/15/13	265,493
1,500,000		Willis Group Holdings plc	4.130	03/15/16	1,492,280

		TOTAL INSURANCE			6,918,463

MATERIALS - 2.6%
200,000		Air Products & Chemicals, Inc	4.150	02/01/13	208,329
2,000,000		Airgas, Inc	2.850	10/01/13	2,028,737
40,000		Airgas, Inc	4.500	09/15/14	41,786
1,000,000		Alcoa, Inc	5.380	01/15/13	1,066,429
1,665,000	g	Anglo American Capital plc	2.150	09/27/13	1,677,644
2,000,000		ArcelorMittal	5.380	06/01/13	2,127,026
675,000		ArcelorMittal	3.750	08/05/15	681,679
650,000		ArcelorMittal	3.750	02/01/16	648,799
500,000		Bemis Co, Inc	4.880	04/01/12	515,215
1,000,000		Bemis Co, Inc	5.650	08/01/14	1,087,483
1,000,000	g,h,i	Cemex SAB de C.V.	5.300	09/30/15	991,990
1,000,000		EI Du Pont de Nemours & Co	3.250	01/15/15	1,037,012
1,606,000		Lafarge S.A.	6.150	07/15/11	1,629,838
1,000,000	g	Sappi Papier Holding AG.	6.750	06/15/12	1,040,000

		TOTAL MATERIALS			14,781,967

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MEDIA - 1.4%
$600,000		Comcast Cable Communications Holdings, Inc	8.380%	03/15/13	$676,211
2,300,000		Echostar DBS Corp	6.380	10/01/11	2,346,000
1,000,000		Interpublic Group of Cos, Inc	6.250	11/15/14	1,092,500
1,000,000		Lamar Media Corp	9.750	04/01/14	1,155,000
1,000,000	g	NBC Universal, Inc	3.650	04/30/15	1,026,642
1,000,000		Time Warner Cable, Inc	7.500	04/01/14	1,146,214
250,000		Time Warner, Inc	3.150	07/15/15	253,185
125,000		Viacom, Inc	4.380	09/15/14	133,365

		TOTAL MEDIA			7,829,117

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
1,000,000		Abbott Laboratories	2.700	05/27/15	1,016,107
625,000		Agilent Technologies, Inc	2.500	07/15/13	630,569
325,000		Eli Lilly & Co	3.550	03/06/12	334,427
1,000,000		GlaxoSmithKline Capital, Inc	4.850	05/15/13	1,076,071
120,000		Life Technologies Corp	3.500	01/15/16	119,626
1,000,000		Merck & Co, Inc	2.250	01/15/16	980,620
180,000		Novartis Capital Corp	4.130	02/10/14	192,489
500,000		Novartis Capital Corp	2.900	04/24/15	511,133
175,000		Pfizer, Inc	5.350	03/15/15	195,304

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			5,056,346

REAL ESTATE - 0.2%
1,000,000		Health Care REIT, Inc	3.630	03/15/16	990,568
75,000		ProLogis	7.630	08/15/14	85,812

		TOTAL REAL ESTATE			1,076,380

RETAILING - 0.5%
1,000,000		Macy’s Retail Holdings, Inc	5.880	01/15/13	1,063,750
500,000		Staples, Inc	9.750	01/15/14	600,283
1,000,000		Wal-Mart Stores, Inc	3.000	02/03/14	1,045,094

		TOTAL RETAILING			2,709,127

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
2,000,000	g	Broadcom Corp	1.500	11/01/13	1,982,288
500,000		National Semiconductor Corp	3.950	04/15/15	509,322

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			2,491,610

SOFTWARE & SERVICES - 2.2%
5,000,000		International Business Machines Corp	1.000	08/05/13	4,970,225
5,000,000		Microsoft Corp	0.880	09/27/13	4,964,360
1,000,000		Microsoft Corp	1.630	09/25/15	968,146
1,000,000		Oracle Corp	4.950	04/15/13	1,077,266
250,000		Symantec Corp	2.750	09/15/15	243,145

		TOTAL SOFTWARE & SERVICES			12,223,142

TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
250,000		Amphenol Corp	4.750	11/15/14	268,239

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$668,000		Cisco Systems, Inc	2.900%	11/17/14	$693,457
300,000		Hewlett-Packard Co	4.250	02/24/12	310,177
200,000		Hewlett-Packard Co	2.950	08/15/12	205,529
100,000		Hewlett-Packard Co	4.750	06/02/14	108,736
1,000,000		IBM International Group Capital LLC	5.050	10/22/12	1,063,871
250,000		Juniper Networks, Inc	3.100	03/15/16	249,653
250,000		L-3 Communications Corp	6.380	10/15/15	257,500
175,000		Xerox Corp	8.250	05/15/14	204,582

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			3,361,744

TELECOMMUNICATION SERVICES - 1.8%
100,000		AT&T, Inc	7.300	11/15/11	104,141
1,000,000		AT&T, Inc	2.500	08/15/15	992,580
1,000,000		British Telecommunications plc	5.150	01/15/13	1,063,863
550,000		Cellco Partnership	3.750	05/20/11	552,322
1,000,000		Cellco Partnership	7.380	11/15/13	1,141,414
1,000,000		France Telecom S.A.	2.130	09/16/15	978,888
1,000,000		Telecom Italia Capital S.A.	5.250	11/15/13	1,055,942
850,000		Telecom Italia Capital S.A.	6.180	06/18/14	912,642
1,000,000		Telefonica Emisiones SAU	2.580	04/26/13	1,009,552
1,000,000		Telefonica Emisiones SAU	3.730	04/27/15	1,009,299
1,000,000		Telefonica Emisiones SAU	3.990	02/16/16	1,004,839
190,000		Verizon Communications, Inc	5.250	04/15/13	204,752
250,000		Windstream Corp	8.130	08/01/13	274,375

		TOTAL TELECOMMUNICATION SERVICES			10,304,609

TRANSPORTATION - 1.1%
1,000,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	1,018,279
1,600,000		CSX Corp	5.750	03/15/13	1,724,138
1,000,000	g	ERAC USA Finance LLC	5.800	10/15/12	1,062,834
1,000,000	g	ERAC USA Finance LLC	2.750	07/01/13	1,012,351
1,000,000	g	Southwest Airlines Co	10.500	12/15/11	1,058,519
200,000		Union Pacific Corp	5.130	02/15/14	218,340

		TOTAL TRANSPORTATION			6,094,461

UTILITIES - 2.6%
500,000	g	Abu Dhabi National Energy Co	6.600	08/01/13	535,625
1,000,000		AES Corp	7.750	03/01/14	1,080,000
180,000		Alliant Energy Corp	4.000	10/15/14	187,139
250,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	283,507
1,000,000		Commonwealth Edison Co	4.700	04/15/15	1,072,637
1,000,000		Dominion Resources, Inc	1.800	03/15/14	998,256
500,000		Duke Energy Carolinas LLC	5.750	11/15/13	556,318
1,900,000		FPL Group Capital, Inc	2.600	09/01/15	1,847,293
2,000,000		Ipalco Enterprises, Inc	8.630	11/14/11	2,069,999
500,000	g	KazMunaiGaz Finance Sub BV	8.380	07/02/13	554,350
1,000,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	1,007,616
200,000	g	Korea Hydro & Nuclear Power Co Ltd	3.130	09/16/15	194,673
500,000		Korea Midland Power Co Ltd	5.380	02/11/13	525,185
1,000,000		Northeast Utilities	5.650	06/01/13	1,076,491
625,000		ONEOK Partners LP	5.900	04/01/12	654,076
500,000		Pepco Holdings, Inc	2.700	10/01/15	492,070

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		PG&E Corp	5.750%	04/01/14	$546,352
500,000	g	Ras Laffan Liquefied Natural Gas Co Ltd	5.500	09/30/14	536,607
250,000		Veolia Environnement	5.250	06/03/13	267,916
450,000		Williams Partners LP	3.800	02/15/15	465,831

		TOTAL UTILITIES			14,951,941

		TOTAL CORPORATE BONDS			235,612,883
		(Cost $233,085,679)

GOVERNMENT BONDS - 43.6%

AGENCY SECURITIES - 8.3%
		Federal Farm Credit Bank (FFCB)
1,000,000		FFCB	1.380	06/25/13	1,009,775
		Federal Home Loan Bank (FHLB)
1,200,000		FHLB	3.630	09/16/11	1,219,634
3,000,000		FHLB	1.880	06/21/13	3,057,291
		Federal Home Loan Mortgage Corp (FHLMC)
5,000,000		FHLMC	0.750	03/28/13	4,991,415
		Federal National Mortgage Association (FNMA)
2,500,000		FNMA	1.380	04/28/11	2,502,428
3,000,000		FNMA	0.880	01/12/12	3,012,063
2,000,000		FNMA	3.630	02/12/13	2,101,486
6,500,000		FNMA	1.250	08/20/13	6,522,594
1,500,000		FNMA	2.750	03/13/14	1,559,076
1,000,000		FNMA	2.500	05/15/14	1,032,257
2,000,000		FNMA	3.000	09/16/14	2,092,974
5,000,000		FNMA	2.630	11/20/14	5,157,140
2,000,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	1,948,020
1,500,000		International Finance Corp	5.130	05/02/11	1,505,580
7,000,000		Private Export Funding Corp	4.900	12/15/11	7,226,491
2,000,000		Private Export Funding Corp	3.550	04/15/13	2,103,584

		TOTAL AGENCY SECURITIES			47,041,808

FOREIGN GOVERNMENT BONDS - 3.4%
1,000,000		Canada Government International Bond	2.380	09/10/14	1,025,393
1,100,000		Eksportfinans ASA	5.000	02/14/12	1,142,540
1,140,000		Eksportfinans ASA	2.000	09/15/15	1,115,169
1,000,000		Export Development Canada	2.250	05/28/15	1,011,047
300,000		Export-Import Bank of Korea	8.130	01/21/14	343,898
325,000		Export-Import Bank of Korea	4.130	09/09/15	333,513
125,000		Hungary Government International Bond	4.750	02/03/15	125,469
330,000		Korea Development Bank	3.250	03/09/16	323,637
420,000		Poland Government International Bond	3.880	07/16/15	424,510
195,000	g	Portugal Government International Bond	3.500	03/25/15	167,949
3,000,000		Province of British Columbia Canada	2.850	06/15/15	3,081,191
1,450,000		Province of Manitoba Canada	2.130	04/22/13	1,480,743
2,000,000		Province of Nova Scotia Canada	2.380	07/21/15	2,005,985
1,200,000		Province of Ontario Canada	4.100	06/16/14	1,288,414
700,000		Province of Ontario Canada	2.950	02/05/15	723,336
1,300,000		Province of Ontario Canada	2.700	06/16/15	1,324,800
791,000	g	Qatar Government International Bond	4.000	01/20/15	816,708

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Republic of Korea	5.750%	04/16/14	$544,771
700,000	g	Russian Foreign Bond - Eurobond	3.630	04/29/15	707,875
500,000		South Africa Government International Bond	6.500	06/02/14	558,750
516,000		United Mexican States	5.880	02/17/14	567,858

		TOTAL FOREIGN GOVERNMENT BONDS			19,113,556

MORTGAGE BACKED - 0.9%
		Federal Home Loan Mortgage Corp (FHLMC)
56,549		FHLMC	5.130	10/15/15	56,920
		Federal Home Loan Mortgage Corp Gold (FGLMC)
51,451		FGLMC	6.000	12/01/17	56,139
267,823		FGLMC	5.500	01/01/19	292,749
242,939		FGLMC	5.500	01/01/19	265,549
		Federal National Mortgage Association (FNMA)
19,906		FNMA	5.000	06/01/13	21,019
1,778,131	i	Countrywide Alternative Loan Trust	0.390	07/25/46	1,644,707
1,315,948	i	Greenpoint Mortgage Funding Trust	0.350	09/25/46	1,276,513
1,439,066	i	Greenpoint Mortgage Funding Trust	0.330	10/25/46	1,297,920

		TOTAL MORTGAGE BACKED			4,911,516

U.S. TREASURY SECURITIES - 31.0%
1,562,610	k	United States Treasury Inflation Indexed Bonds	0.630	04/15/13	1,635,368
1,000,000		United States Treasury Note	1.000	12/31/11	1,005,547
140,000		United States Treasury Note	0.630	06/30/12	140,361
415,000		United States Treasury Note	0.630	07/31/12	415,942
60,000		United States Treasury Note	1.380	10/15/12	60,736
19,925,000		United States Treasury Note	0.630	01/31/13	19,889,195
42,720,000		United States Treasury Note	1.130	06/15/13	42,930,182
13,760,000		United States Treasury Note	0.750	09/15/13	13,672,927
7,395,000		United States Treasury Note	3.130	09/30/13	7,778,616
3,125,000		United States Treasury Note	0.500	10/15/13	3,082,275
900		United States Treasury Note	2.750	10/31/13	939
14,949,000		United States Treasury Note	2.000	11/30/13	15,295,862
43,500,000		United States Treasury Note	1.250	03/15/14	43,486,514
2,318,000		United States Treasury Note	1.880	04/30/14	2,358,023
45,000		United States Treasury Note	2.250	05/31/14	46,262
1,635,000		United States Treasury Note	2.630	06/30/14	1,699,123
7,990,000		United States Treasury Note	2.380	08/31/14	8,224,706
1,865,000		United States Treasury Note	2.380	10/31/14	1,917,017
1,373,000		United States Treasury Note	2.500	04/30/15	1,410,436
6,779,000		United States Treasury Note	1.250	09/30/15	6,556,032
3,777,000		United States Treasury Note	2.130	02/29/16	3,765,197

		TOTAL U.S. TREASURY SECURITIES			175,371,260

		TOTAL GOVERNMENT BONDS			246,438,140
		(Cost $244,029,337)

STRUCTURED ASSETS - 6.7%

ASSET BACKED - 5.8%
230,520		Aames Mortgage Trust	6.900	06/25/32	185,600
		Series - 2002 1 (Class A3)

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000		Ally Auto Receivables Trust	2.230%	03/15/16	$2,006,519
		Series - 2011 1 (Class A4)
2,000,000		AmeriCredit Automobile Receivables Trust	2.040	09/08/15	1,985,754
		Series - 2010 3 (Class B)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
500,000	g	Avis Budget Rental Car Funding AESOP LLC	5.680	02/20/14	534,139
		Series - 2009 2A (Class A)
2,000,000	g	Avis Budget Rental Car Funding AESOP LLC	2.090	04/20/15	1,987,002
		Series - 2010 4A (Class A)
1,000,000		CarMax Auto Owner Trust	2.630	11/15/16	996,558
		Series - 2011 1 (Class B)
155,000		CarMax Auto Owner Trust	2.830	02/15/17	154,481
		Series - 2011 1 (Class C)
160,074		Centex Home Equity	5.540	01/25/32	160,049
		Series - 2002 A (Class AF6)
337,182	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	148,930
		Series - 2004 2 (Class 1M2)
337,182	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	85,997
		Series - 2004 2 (Class 1B)
682,305		CIT Group Home Equity Loan Trust	6.390	12/25/30	113,256
		Series - 2002 2 (Class MF2)
138,565		CIT Group Home Equity Loan Trust	6.830	06/25/33	6,636
		Series - 2002 2 (Class BF)
38,128	i	Countrywide Asset-Backed Certificates	0.360	06/25/21	37,115
		Series - 2006 S3 (Class A1)
196,873	i	Countrywide Asset-Backed Certificates	5.680	10/25/46	193,358
		Series - 2006 15 (Class A2)
2,000,000		DaimlerChrysler Financial Auto Securitization Trust	1.650	11/08/13	2,002,341
		Series - 2010 A (Class B)
1,448,231	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	1,354,221
		Series - 2007 1A (Class AF3)
2,000,000		Ford Credit Auto Owner Trust	2.380	07/15/16	1,988,732
		Series - 2011 A (Class B)
2,000,000	g	Ford Credit Floorplan Master Owner Trust	2.410	02/15/16	2,006,541
		Series - 2011 1 (Class B)
648,755		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	635,218
		Series - 2006 HLTV (Class A3)
2,000,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	1,598,522
		Series - 2006 HLTV (Class A4)
500,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	545,944
		Series - 2009 2A (Class A2)
2,000,000		Hyundai Auto Receivables Trust	2.450	04/15/16	1,991,893
		Series - 2011 A (Class B)
2,000,000	g,m	MMCA Automobile Trust	2.720	10/17/16	1,988,125
		Series - 2011 A (Class B)
59,126	i	Morgan Stanley ABS Capital I	0.270	01/25/37	57,448
		Series - 2007 HE2 (Class A2A)
1,000,000	g	Navistar Financial Corp Owner Trust	1.080	03/18/14	998,578
		Series - 2010 B (Class A3)
500,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	286,121
		Series - 2006 3 (Class AF3)

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,964,656		Residential Funding Mortgage Securities II, Inc	5.790%	02/25/36	$3,735,926
		Series - 2006 HI2 (Class A3)
1,297,716		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	1,218,627
		Series - 2006 HI3 (Class A3)
500,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	399,619
		Series - 2006 HI1 (Class M2)
674,834		Saxon Asset Securities Trust	6.120	11/25/30	687,171
		Series - 2002 2 (Class AF6)
102,176	i	Securitized Asset Backed Receivables LLC Trust	0.400	03/25/36	96,259
		Series - 2006 NC2 (Class A2)
359,282	i	Structured Asset Investment Loan Trust	0.280	07/25/36	358,431
		Series - 2006 4 (Class A3)
102,819	i	Wells Fargo Home Equity Trust	0.390	07/25/36	92,893
		Series - 2006 2 (Class A3)
2,000,000		World Financial Network Credit Card Master Trust	4.660	05/15/17	2,126,366
		Series - 2009 D (Class A)

		TOTAL ASSET BACKED			32,764,371

OTHER MORTGAGE BACKED - 0.9%
143,284		First Horizon Asset Securities, Inc	5.500	11/25/33	143,927
		Series - 2003 9 (Class 1A4)
85,760	i	GSR Mortgage Loan Trust	2.780	01/25/36	82,354
		Series - 2006 AR1 (Class 2A2)
1,213,197		MASTR Asset Securitization Trust	5.000	05/25/35	1,224,052
		Series - 2005 1 (Class 2A5)
490,996	g	Morgan Stanley Capital I	2.600	09/15/47	497,287
		Series - 2011 C1 (Class A1)
1,626,937	i	Residential Funding Mortgage Securities I, Inc	3.070	08/25/35	1,502,659
		Series - 2005 SA3 (Class 2A1)
27,724	i	Structured Adjustable Rate Mortgage Loan Trust	6.520	07/25/36	27,648
		Series - 2006 6 (Class 2A1)
1,654,087	i	Wells Fargo Mortgage Backed Securities Trust	5.410	03/25/36	1,665,552
		Series - 2006 AR1 (Class 2A2)

		TOTAL OTHER MORTGAGE BACKED			5,143,479

		TOTAL STRUCTURED ASSETS			37,907,850
		(Cost $40,215,000)

		TOTAL BONDS			519,958,873
		(Cost $517,330,016)

SHARES		COMPANY

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
15,738	*	Federal Home Loan Mortgage Corp	8.380	12/30/49	26,755
55,841	*	Federal National Mortgage Association	8.250	12/30/49	94,929

		TOTAL BANKS			121,684

		TOTAL PREFERRED STOCKS			121,684
		(Cost $1,789,475)

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

	TOTAL INVESTMENTS - 93.4%			$528,088,074
	(Cost $527,077,886)
	OTHER ASSETS & LIABILITIES, NET - 6.6%			37,378,946

	NET ASSETS - 100.0%			$565,467,020

Abbreviation(s):
	ABS	Asset-Based Security
	REIT	Real Estate Investment Trust

*	Non-income producing.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2011 the value of these securities amounted to $48,948,771 or 8.7% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon reflects the rate at period end.
j	Zero coupon.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
m	Indicates a security that has been deemed illiquid.
n	In default.

TIAA-CREF FUNDS – High-Yield Fund

TIAA-CREF FUNDS
HIGH-YIELD FUND
SCHEDULE OF INVESTMENTS
March 31, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 1.8%

CONSUMER SERVICES - 0.6%
$5,586,000	i	Burger King Corp	4.500%	10/19/16	$5,577,453

		TOTAL CONSUMER SERVICES			5,577,453

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
4,691,019	h,i	Fresenius US Finance I, Inc	3.500	09/10/14	4,691,019
1,686,657	h,i	Fresenius US Finance I, Inc	3.500	09/10/14	1,686,657

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			6,377,676

SOFTWARE & SERVICES - 0.3%
2,970,029	i,m	IMS Health, Inc	4.500	08/26/17	2,967,564

		TOTAL SOFTWARE & SERVICES			2,967,564

UTILITIES - 0.2%
2,123,000	i	Texas Competitive Electric Holdings Co LLC	3.783	10/10/14	1,786,993

		TOTAL UTILITIES			1,786,993

		TOTAL BANK LOAN OBLIGATIONS			16,709,686
		(Cost $17,029,030)

BONDS - 93.8%

CORPORATE BONDS - 92.8%

AUTOMOBILES & COMPONENTS - 1.8%
4,500,000		Ford Motor Co	7.450	07/16/31	4,871,745
2,760,000		Goodyear Tire & Rubber Co	8.250	08/15/20	2,953,200
7,840,000	g	Pinafore LLC	9.000	10/01/18	8,506,400

		TOTAL AUTOMOBILES & COMPONENTS			16,331,345

BANKS - 1.4%
3,500,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.880	09/25/17	3,701,250
2,000,000		Amsouth Bank	4.850	04/01/13	2,035,000
2,600,000	i	JPMorgan Chase & Co	7.900	04/29/49	2,844,686
900,000		Regions Bank	6.450	06/26/37	828,000
4,035,000	g,i	Standard Chartered plc	6.410	12/30/49	3,860,934

		TOTAL BANKS			13,269,870

CAPITAL GOODS - 3.1%
2,500,000	g	Case New Holland, Inc	7.880	12/01/17	2,778,125
3,610,000	g	FMG Resources August 2006 Pty Ltd	7.000	11/01/15	3,745,375
3,350,000	g	Huntington Ingalls	6.880	03/15/18	3,496,563
1,350,000	g	Huntington Ingalls	7.130	03/15/21	1,407,375
3,450,000	g	Hyva Global BV	8.630	03/24/16	3,541,995

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Russel Metals, Inc	6.380%	03/01/14	$1,008,750
1,000,000		SPX Corp	7.630	12/15/14	1,101,250
2,250,000	g	SPX Corp	6.880	09/01/17	2,418,750
4,720,000		Susser Holdings LLC	8.500	05/15/16	5,109,400
3,250,000	g	TransDigm, Inc	7.750	12/15/18	3,489,688

		TOTAL CAPITAL GOODS			28,097,271

COMMERCIAL & PROFESSIONAL SERVICES - 2.0%
2,500,000	g	American Achievement Corp	10.880	04/15/16	2,456,250
3,825,000	g	Trans Union LLC	11.380	06/15/18	4,370,063
6,850,000	g	VIP Finance Ireland Ltd	7.750	02/02/21	7,192,500
3,334,000		Visant Corp	10.000	10/01/17	3,600,720

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			17,619,533

CONSUMER DURABLES & APPAREL - 2.2%
2,000,000		Alliant Techsystems, Inc	6.750	04/01/16	2,052,500
4,000,000		Alliant Techsystems, Inc	6.880	09/15/20	4,175,000
5,000,000		Hanesbrands, Inc	8.000	12/15/16	5,418,750
4,000,000		Phillips-Van Heusen Corp	7.380	05/15/20	4,230,000
2,629,000		WMG Acquisition Corp	7.380	04/15/14	2,635,573
1,000,000		WMG Acquisition Corp	9.500	06/15/16	1,057,500

		TOTAL CONSUMER DURABLES & APPAREL			19,569,323

CONSUMER SERVICES - 7.3%
5,875,000	g	AMC Entertainment Holdings, Inc	9.750	12/01/20	6,286,249
3,970,000	h	American Casinos Inc.	0.750	04/15/21	3,935,263
750,000		Burger King Corp	9.880	10/15/18	794,063
7,250,000	g	DineEquity, Inc	9.500	10/30/18	7,866,249
649,000		FTI Consulting, Inc	7.750	10/01/16	678,205
2,650,000	g	FTI Consulting, Inc	6.750	10/01/20	2,683,125
750,000	g	Harrahs Operating Co, Inc	12.750	04/15/18	757,500
435,000	g	Knowledge Learning Corp, Inc	7.750	02/01/15	430,650
3,665,000	g	Live Nation Entertainment, Inc	8.130	05/15/18	3,765,787
2,400,000		Mac-Gray Corp	7.630	08/15/15	2,448,000
5,750,000	g	Marina District Finance Co, Inc	9.500	10/15/15	6,015,937
2,040,000		MGM Mirage	10.380	05/15/14	2,335,800
1,500,000		MGM Mirage	9.000	03/15/20	1,644,375
2,675,000		Penn National Gaming, Inc	6.750	03/01/15	2,718,469
6,310,000		Penn National Gaming, Inc	8.750	08/15/19	6,964,662
2,500,000		Speedway Motorsports, Inc	8.750	06/01/16	2,740,625
3,500,000	g	Speedway Motorsports, Inc	6.750	02/01/19	3,526,250
2,000,000		Universal City Development Partners Ltd	10.880	11/15/16	2,245,000
3,200,000		Wendys	10.000	07/15/16	3,520,000
2,000,000		Wynn Las Vegas LLC	7.880	11/01/17	2,145,000
2,000,000		Wynn Las Vegas LLC	7.750	08/15/20	2,120,000

		TOTAL CONSUMER SERVICES			65,621,209

DIVERSIFIED FINANCIALS - 8.0%
2,000,000		American General Finance Corp	5.380	10/01/12	1,967,500
5,160,000		American General Finance Corp	6.900	12/15/17	4,714,950
2,000,000	g	CC Holdings GS V LLC	7.750	05/01/17	2,180,000
2,000,000	g	CIT Group, Inc	5.250	04/01/14	2,012,540

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,500,000		CIT Group, Inc	7.000%	05/01/14	$2,546,875
2,000,000		CIT Group, Inc	7.000	05/01/15	2,017,500
3,000,000		CIT Group, Inc	7.000	05/01/17	3,003,750
4,500,000		CIT Group, Inc	7.000	05/01/17	4,505,625
2,000,000	g	CIT Group, Inc	6.630	04/01/18	2,029,238
3,000,000	i	Citigroup Capital XXI	8.300	12/21/57	3,120,000
1,750,000		Ford Motor Credit Co LLC	7.000	04/15/15	1,894,246
1,875,000		Ford Motor Credit Co LLC	12.000	05/15/15	2,359,971
1,750,000		Ford Motor Credit Co LLC	5.630	09/15/15	1,832,562
2,000,000		Ford Motor Credit Co LLC	8.000	12/15/16	2,270,364
2,250,000		Ford Motor Credit Co LLC	8.130	01/15/20	2,577,233
1,100,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	1,065,625
1,000,000		GMAC, Inc	6.750	12/01/14	1,053,750
2,000,000		GMAC, Inc	8.300	02/12/15	2,192,500
5,000,000		GMAC, Inc	8.000	03/15/20	5,443,749
2,000,000	g	GMAC, Inc	7.500	09/15/20	2,132,500
3,000,000		GMAC, Inc	8.000	11/01/31	3,270,000
1,825,000		International Lease Finance Corp	5.630	09/20/13	1,854,656
366,000		International Lease Finance Corp	6.630	11/15/13	378,810
5,232,000	g	International Lease Finance Corp	8.880	09/15/15	5,755,199
4,275,000	g	International Lease Finance Corp	6.750	09/01/16	4,574,250
2,232,000	g	International Lease Finance Corp	9.000	03/15/17	2,511,000
2,600,000		International Lease Finance Corp	8.250	12/15/20	2,850,250

		TOTAL DIVERSIFIED FINANCIALS			72,114,643

ENERGY - 7.8%
910,000		AmeriGas Partners LP	7.130	05/20/16	944,125
1,000,000		Arch Coal, Inc	8.750	08/01/16	1,117,500
1,000,000		Arch Coal, Inc	7.250	10/01/20	1,072,500
4,500,000	g	Chaparral Energy, Inc	8.250	09/01/21	4,635,000
250,000		Chesapeake Energy Corp	9.500	02/15/15	310,000
2,000,000		Chesapeake Energy Corp	7.250	12/15/18	2,235,000
1,100,000		Chesapeake Energy Corp	6.630	08/15/20	1,171,500
2,375,000		Chesapeake Energy Corp	6.880	11/15/20	2,565,000
2,276,000		Cimarex Energy Co	7.130	05/01/17	2,404,025
4,200,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	4,578,000
1,000,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	1,107,500
5,840,000		Consol Energy Inc	8.000	04/01/17	6,394,799
820,000		Continental Resources, Inc	7.130	04/01/21	871,250
2,000,000		Encore Acquisition Co	9.500	05/01/16	2,255,000
1,390,000		Energy Transfer Equity LP	7.500	10/15/20	1,511,625
1,625,000		Inergy LP	8.750	03/01/15	1,755,000
1,250,000	g	Inergy LP	7.000	10/01/18	1,300,000
1,750,000	g	Inergy LP	6.880	08/01/21	1,824,375
1,425,000	g	James River Escrow	7.880	04/01/19	1,474,875
3,060,000		MarkWest Energy Partners LP	6.750	11/01/20	3,136,500
2,800,000		Newfield Exploration Co	6.880	02/01/20	2,954,000
4,750,000		Niska Gas Storage US	8.880	03/15/18	5,165,625
1,500,000		Pioneer Natural Resources Co	6.880	05/01/18	1,628,189
1,141,000	g	Precision Drilling Trust	6.630	11/15/20	1,175,230
1,750,000		Range Resources Corp	7.500	10/01/17	1,863,750
250,000		Range Resources Corp	7.250	05/01/18	267,500

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,000,000		Range Resources Corp	6.750%	08/01/20	$3,195,000
1,125,000		Regency Energy Partners LP	6.880	12/01/18	1,198,125
5,175,000	g	SandRidge Energy, Inc	7.500	03/15/21	5,369,063
4,777,200		Southwestern Energy Co	7.500	02/01/18	5,416,150

		TOTAL ENERGY			70,896,206

FOOD & STAPLES RETAILING - 3.2%
6,350,000		Ingles Markets, Inc	8.880	05/15/17	6,818,313
1,600,000		Rite Aid Corp	10.380	07/15/16	1,724,000
2,500,000		Rite Aid Corp	7.500	03/01/17	2,500,000
2,500,000		Rite Aid Corp	8.000	08/15/20	2,646,875
2,526,000		Stater Brothers Holdings	7.750	04/15/15	2,620,725
3,800,000	g	Stater Brothers Holdings	7.380	11/15/18	3,942,500
5,050,000		SuperValu, Inc	7.500	11/15/14	5,075,250
4,000,000		SuperValu, Inc	8.000	05/01/16	4,000,000

		TOTAL FOOD & STAPLES RETAILING			29,327,663

FOOD, BEVERAGE & TOBACCO - 1.4%
3,810,000	g	Blue Merger Sub, Inc	7.630	02/15/19	3,862,388
2,305,000		Constellation Brands, Inc	8.380	12/15/14	2,610,413
1,470,000		Smithfield Foods, Inc	10.000	07/15/14	1,730,925
1,634,000		Smithfield Foods, Inc	7.750	07/01/17	1,756,550
2,500,000		TreeHouse Foods, Inc	7.750	03/01/18	2,693,750

		TOTAL FOOD, BEVERAGE & TOBACCO			12,654,026

HEALTH CARE EQUIPMENT & SERVICES - 5.9%
3,500,000		Apria Healthcare Group, Inc	11.250	11/01/14	3,771,250
1,265,000		Apria Healthcare Group, Inc	12.380	11/01/14	1,374,106
9,050,000		CHS/Community Health Systems	8.880	07/15/15	9,547,750
3,550,000		DaVita, Inc	6.380	11/01/18	3,585,500
2,045,000		DaVita, Inc	6.630	11/01/20	2,070,563
2,200,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	2,521,750
2,905,000	g	HCA Holdings, Inc	7.750	05/15/21	3,028,463
3,155,000	o	HCA, Inc	9.630	11/15/16	3,399,513
150,000		HCA, Inc	9.880	02/15/17	168,000
4,000,000		HCA, Inc	8.500	04/15/19	4,440,000
4,500,000		HCA, Inc	7.880	02/15/20	4,893,749
900,000		HCA, Inc	7.500	11/06/33	825,750
4,300,000		Healthsouth Corp	7.250	10/01/18	4,445,125
5,750,000		Healthsouth Corp	7.750	09/15/22	5,979,999
3,225,000	g	LifePoint Hospitals, Inc	6.630	10/01/20	3,305,625

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			53,357,143

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
2,750,000		JohnsonDiversey, Inc	8.250	11/15/19	2,949,375
5,000,000	g	Reynolds Group Issuer, Inc	7.750	10/15/16	5,287,500
4,500,000	g	Reynolds Group Issuer, Inc	6.880	02/15/21	4,533,750
2,081,000	g	Spectrum Brands, Inc	9.500	06/15/18	2,294,303

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			15,064,928

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

INSURANCE - 0.9%
$1,975,000		American Financial Group, Inc	9.880%	06/15/19	$2,414,360
4,000,000	i	American International Group, Inc	8.180	05/15/58	4,305,000
1,715,000	g	Multiplan, Inc	9.880	09/01/18	1,835,050

		TOTAL INSURANCE			8,554,410

MATERIALS - 10.6%
2,140,000	g	Aperam	7.380	04/01/16	2,177,450
1,120,000		Ball Corp	7.130	09/01/16	1,225,000
1,000,000		Ball Corp	6.630	03/15/18	1,027,500
480,000		Ball Corp	7.380	09/01/19	519,600
3,570,000	g	Celanese US Holdings LLC	6.630	10/15/18	3,677,100
7,350,000	g	Cemex SAB de C.V.	9.500	12/14/16	7,919,625
1,820,000	g	Cemex SAB de C.V.	9.000	01/11/18	1,908,725
1,640,000		CF Industries, Inc	6.880	05/01/18	1,840,900
3,750,000	g	CommScope, Inc	8.250	01/15/19	3,918,750
2,540,000		Crown Americas LLC	7.630	05/15/17	2,774,950
2,000,000		Domtar Corp	10.750	06/01/17	2,500,000
2,402,000	g	Fibria Overseas Finance Ltd	6.750	05/04/20	2,480,065
3,922,000	g	Georgia Gulf Corp	9.000	01/15/17	4,294,589
4,000,000		Georgia-Pacific LLC	8.880	05/15/31	4,830,000
1,313,000		Graphic Packaging International, Inc	9.500	06/15/17	1,457,430
3,000,000		Graphic Packaging International, Inc	7.880	10/01/18	3,213,750
1,260,000		Greif, Inc	6.750	02/01/17	1,329,300
600,000		Greif, Inc	7.750	08/01/19	655,500
2,775,000	g	Ineos Group Holdings PLC	9.000	05/15/15	3,028,219
4,500,000	g	JMC STEEL GROUP	8.250	03/15/18	4,601,250
2,459,000	g	LBI Escrow Corp	8.000	11/01/17	2,711,048
3,110,000	g	Momentive Performance Materials, Inc	9.000	01/15/21	3,214,963
1,750,000		Nalco Co	8.250	05/15/17	1,911,875
2,375,000	g	Nalco Co	6.630	01/15/19	2,443,281
3,110,000	g	Novelis, Inc	8.380	12/15/17	3,366,575
1,000,000		Owens-Brockway Glass Container, Inc	6.750	12/01/14	1,021,250
1,335,000	g	Polymer Group, Inc	7.750	02/01/19	1,376,719
2,875,000	g	Sappi Papier Holding AG.	6.750	06/15/12	2,990,000
1,000,000		Silgan Holdings, Inc	7.250	08/15/16	1,085,000
2,960,000		Solutia, Inc	8.750	11/01/17	3,256,000
3,000,000		Solutia, Inc	7.880	03/15/20	3,255,000
272,000		Steel Dynamics, Inc	6.750	04/01/15	278,460
1,250,000		Steel Dynamics, Inc	7.630	03/15/20	1,340,625
2,700,000		Texas Industries, Inc	9.250	08/15/20	2,916,000
2,360,000		Verso Paper Holdings LLC	11.380	08/01/16	2,501,600
5,600,000	g	Verso Paper Holdings LLC	8.750	02/01/19	5,824,000

		TOTAL MATERIALS			94,872,099

MEDIA - 6.7%
5,000,000		AMC Entertainment, Inc	8.750	06/01/19	5,425,000
1,835,000		Cablevision Systems Corp	8.630	09/15/17	2,041,438
2,300,000		Cablevision Systems Corp	8.000	04/15/20	2,507,000
6,600,000		CCO Holdings LLC	7.000	01/15/19	6,764,999
5,375,000		CCO Holdings LLC	8.130	04/30/20	5,845,312
3,333,000		Cinemark USA, Inc	8.630	06/15/19	3,641,303
350,000		Clear Channel Worldwide Holdings, Inc	9.250	12/15/17	382,375

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,950,000		Clear Channel Worldwide Holdings, Inc	9.250%	12/15/17	$2,137,688
3,000,000		DISH DBS Corp	7.750	05/31/15	3,285,000
4,129,000		DISH DBS Corp	7.880	09/01/19	4,469,643
2,000,000		Echostar DBS Corp	6.630	10/01/14	2,117,500
1,000,000		Interpublic Group of Cos, Inc	10.000	07/15/17	1,190,000
1,000,000	g	Kabel Bw Erste Beteiligu	7.500	03/15/19	1,025,000
2,140,000		Lamar Media Corp	9.750	04/01/14	2,471,700
4,860,000		Lamar Media Corp	6.630	08/15/15	4,957,200
1,225,000		Lamar Media Corp	7.880	04/15/18	1,313,813
4,630,000	g	Nielsen Finance LLC	7.750	10/15/18	4,965,675
1,000,000		Regal Entertainment Group	9.130	08/15/18	1,070,000
5,000,000	g	Univision Communications, Inc	7.880	11/01/20	5,287,500

		TOTAL MEDIA			60,898,146

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.9%
4,250,000	g	Convatec Healthcare	10.500	12/15/18	4,462,500
4,000,000	g	Mylan, Inc	7.630	07/15/17	4,305,000
6,195,000	g	NBTY, Inc	9.000	10/01/18	6,721,575
4,760,000	g	Valeant Pharmaceuticals International	6.750	10/01/17	4,688,600
2,510,000	g	Valeant Pharmaceuticals International	7.000	10/01/20	2,434,700
4,000,000	g	Valeant Pharmaceuticals International	7.250	07/15/22	3,870,000

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			26,482,375

REAL ESTATE - 1.1%
9,005,000		DuPont Fabros Technology LP	8.500	12/15/17	9,916,756

		TOTAL REAL ESTATE			9,916,756

RETAILING - 5.3%
4,500,000	g	Ace Hardware Corp	9.130	06/01/16	4,843,125
6,500,000	g	Asbury Automotive Group, Inc	8.380	11/15/20	6,760,000
1,400,000	g	Aspect Software, Inc	10.630	05/15/17	1,498,000
1,000,000		AutoNation, Inc	6.750	04/15/18	1,046,250
1,440,000		Ferrellgas Partners LP	9.130	10/01/17	1,605,600
2,180,000	g	Ferrellgas Partners LP	6.500	05/01/21	2,114,600
3,525,000		Hanesbrands, Inc	6.380	12/15/20	3,436,875
1,275,000		JC Penney Corp, Inc	5.650	06/01/20	1,228,781
3,000,000		JC Penney Corp, Inc	6.380	10/15/36	2,703,750
1,875,000		Limited Brands, Inc	7.000	05/01/20	1,985,156
1,250,000		Limited Brands, Inc	6.630	04/01/21	1,278,125
5,000,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	5,375,000
4,000,000	g	QVC, Inc	7.130	04/15/17	4,200,000
4,600,000	g	QVC, Inc	7.500	10/01/19	4,830,000
5,200,000	g	Sears Holding Corp	6.630	10/15/18	5,044,000

		TOTAL RETAILING			47,949,262

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
5,750,000	g	Hynix Semiconductor, Inc	7.880	06/27/17	5,980,000

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			5,980,000

SOFTWARE & SERVICES - 1.3%
1,800,000	g,h	eAccess Ltd	8.250	04/01/18	1,847,250

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,200,000		Fidelity National Information Services, Inc	7.630%	07/15/17	$1,300,500
800,000	g,h	First Data Corp	7.380	06/15/19	813,000
2,000,000	g	IMS Health, Inc	12.500	03/01/18	2,345,000
875,000		SunGard Data Systems, Inc	10.630	05/15/15	959,219
4,000,000	g	SunGard Data Systems, Inc	7.380	11/15/18	4,090,000

		TOTAL SOFTWARE & SERVICES			11,354,969

TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
1,580,000		Brocade Communications Systems, Inc	6.630	01/15/18	1,672,825
525,000		Jabil Circuit, Inc	5.630	12/15/20	521,719
860,000	g	Scientific Games Corp	7.880	06/15/16	907,300
2,500,000	g	Scientific Games Corp	8.130	09/15/18	2,637,500
4,396,000		Scientific Games Corp	9.250	06/15/19	4,824,610

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			10,563,954

TELECOMMUNICATION SERVICES - 6.7%
1,550,000	g	Buccaneer Merger Sub, Inc	9.130	01/15/19	1,643,000
1,300,000		Citizens Communications Co	7.130	03/15/19	1,319,500
4,467,000	g	Clearwire Communications LLC	12.000	12/01/15	4,824,360
2,000,000		Cricket Communications, Inc	7.750	05/15/16	2,125,000
2,000,000		Crown Castle International Corp	9.000	01/15/15	2,205,000
5,000,000		Frontier Communications Corp	7.880	04/15/15	5,387,500
3,000,000		Intelsat Bermuda Ltd	11.250	02/04/17	3,277,500
3,000,000	g,h	Intelsat Jackson Holdings Ltd	7.250	04/01/19	3,003,750
4,000,000	g	Intelsat Jackson Holdings Ltd	8.500	11/01/19	4,300,000
4,000,000	g	Intelsat Jackson Holdings Ltd	7.250	10/15/20	4,000,000
3,000,000		Nexstar Broadcasting, Inc	8.880	04/15/17	3,247,500
2,000,000		Qwest Communications International, Inc	7.130	04/01/18	2,157,500
625,000		SBA Telecommunications, Inc	8.000	08/15/16	680,469
465,000		SBA Telecommunications, Inc	8.250	08/15/19	513,825
6,724,000		Sprint Capital Corp	6.900	05/01/19	6,942,529
2,557,000		Sprint Capital Corp	6.880	11/15/28	2,358,833
1,800,000		Sprint Capital Corp	8.750	03/15/32	1,914,750
5,440,000		Virgin Media Finance plc	9.500	08/15/16	6,187,999
2,500,000		Windstream Corp	7.880	11/01/17	2,681,250
1,105,000		Windstream Corp	8.130	09/01/18	1,179,588
400,000	g	Windstream Corp	7.750	10/15/20	411,000

		TOTAL TELECOMMUNICATION SERVICES			60,360,853

TRANSPORTATION - 2.7%
1,652,301		Avis Budget Car Rental LLC	9.630	03/15/18	1,825,793
4,000,000	g	Bombardier, Inc	7.500	03/15/18	4,320,000
3,000,000	g	Bombardier, Inc	7.750	03/15/20	3,258,750
3,278,000		Bristow Group, Inc	7.500	09/15/17	3,445,998
2,000,000	g	Hertz Corp	7.500	10/15/18	2,070,000
6,000,000	g	Hertz Corp	6.750	04/15/19	5,947,500
2,000,000	g	Hertz Corp	7.380	01/15/21	2,045,000
1,560,000		Kansas City Southern de Mexico S.A. de C.V.	8.000	02/01/18	1,700,400

		TOTAL TRANSPORTATION			24,613,441

UTILITIES - 7.0%
3,813,000		AES Corp	7.750	03/01/14	4,118,040

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$5,600,000		AES Corp	8.000%	10/15/17	$6,020,000
		Calpine Construction Finance Co LP and CCFC Finance
2,000,000	g	Corp	8.000	06/01/16	2,180,000
2,000,000	g	Calpine Corp	7.250	10/15/17	2,080,000
6,000,000	g	Calpine Corp	7.500	02/15/21	6,209,999
3,885,000	g	Calpine Corp	7.880	01/15/23	4,030,688
5,800,000		Crosstex Energy, Inc	8.880	02/15/18	6,322,000
3,750,000		Edison Mission Energy	7.000	05/15/17	3,009,375
1,000,000	g	El Paso Corp	6.500	09/15/20	1,076,369
2,750,000		El Paso Corp	7.750	01/15/32	3,081,601
2,000,000	g	Ipalco Enterprises, Inc	7.250	04/01/16	2,165,000
3,620,000		NRG Energy, Inc	7.380	02/01/16	3,746,700
2,000,000		NRG Energy, Inc	7.380	01/15/17	2,085,000
4,000,000		NRG Energy, Inc	8.500	06/15/19	4,210,000
1,335,000		Questar Market Resources, Inc	6.880	03/01/21	1,401,750
2,100,000		Reliant Energy, Inc	7.630	06/15/14	2,173,500
1,927,000		Sabine Pass LNG LP	7.250	11/30/13	1,970,358
6,626,000		Sabine Pass LNG LP	7.500	11/30/16	6,808,214

		TOTAL UTILITIES			62,688,594

		TOTAL CORPORATE BONDS			838,158,019
		(Cost $791,738,268)

GOVERNMENT BONDS - 1.0%

FOREIGN GOVERNMENT BONDS - 1.0%
2,810,000		Hungary Government International Bond	6.380	03/29/21	2,812,811
2,430,000		Jamaica Government International Bond	8.000	06/24/19	2,529,630
4,000,000	g	Province of Buenos Aires Argentina	10.880	01/26/21	3,730,000

		TOTAL FOREIGN GOVERNMENT BONDS			9,072,441

		TOTAL GOVERNMENT BONDS			9,072,441
		(Cost $9,110,835)

		TOTAL BONDS			847,230,460
		(Cost $800,849,103)

SHARES		COMPANY

PREFERRED STOCKS - 0.8%

DIVERSIFIED FINANCIALS - 0.8%
280,000	*	GMAC Capital Trust I	8.130	02/15/40	7,101,239

		TOTAL DIVERSIFIED FINANCIALS			7,101,239

		TOTAL PREFERRED STOCKS			7,101,239
		(Cost $7,000,000)

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.6%
GOVERNMENT AGENCY DEBT - 0.6%
	Federal Home Loan Bank (FHLB)
$5,100,000	FHLB	0.016%	04/06/11	$5,099,940

	TOTAL GOVERNMENT AGENCY DEBT			5,099,940

	TOTAL SHORT-TERM INVESTMENTS			5,099,940
	(Cost $5,099,940)

	TOTAL INVESTMENTS - 97.0%			876,141,325
	(Cost $829,978,073)
	OTHER ASSETS & LIABILITIES, NET - 3.0%			27,161,335

	NET ASSETS - 100.0%			$903,302,660

*	Non-income producing.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2011 the value of these securities amounted to $349,845,340 or 38.7% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond.

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

TIAA-CREF FUNDS
TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2011

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

LONG-TERM MUNICIPAL BONDS - 98.2%

ALABAMA - 1.0%
$1,025,000	Alabama Public School & College Authority	5.000%	05/01/19	$1,142,957
1,785,000	Southeast Alabama Gas District	5.000	06/01/18	1,832,606

	TOTAL ALABAMA			2,975,563

ALASKA - 0.2%
560,000	Alaska Railroad Corp	5.250	08/01/16	619,209

	TOTAL ALASKA			619,209

ARIZONA - 2.5%
1,110,000	Arizona School Facilities Board	5.750	09/01/18	1,234,154
1,225,000	Arizona School Facilities Board	5.000	09/01/19	1,289,239
2,000,000	City of Tucson AZ	5.000	07/01/20	2,175,660
1,000,000	Scottsdale Municipal Property Corp	5.000	07/01/24	1,109,570
1,260,000	Tucson AZ	5.250	07/01/14	1,378,629

	TOTAL ARIZONA			7,187,252

ARKANSAS - 0.9%
1,000,000	Arkansas Development Finance Authority	5.500	12/01/18	1,157,970
1,345,000	North Little Rock AR	6.500	07/01/15	1,465,593

	TOTAL ARKANSAS			2,623,563

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	DATE	VALUE

CALIFORNIA - 14.7%
$1,000,000	i	California Pollution Control Financing Authority, AMT	5.130%	11/01/23	$978,660
2,000,000		California State Department of Water Resources	5.000	05/01/20	2,231,420
2,000,000		County of San Bernardino CA	5.250	08/01/19	2,081,900
15,000		Delta Counties Home Mortgage Finance Authority, AMT	6.700	06/01/24	15,220
1,670,000		East Side Union High School District-Santa Clara County	5.000	08/01/19	1,830,470
2,500,000		East Side Union High School District-Santa Clara County Hacienda La Puente Unified School District Facilities Financing	5.250	02/01/23	2,508,549
1,140,000		Authority	5.000	08/01/27	1,139,920
2,250,000		Los Angeles Unified School District, COP	5.000	10/01/17	2,389,343
635,000		Sacramento City Financing Authority	5.400	11/01/20	670,160
2,855,000		State of California	5.000	03/01/17	3,151,592
2,535,000		State of California	5.000	10/01/17	2,805,154
375,000		State of California	5.000	03/01/18	412,853
1,000,000		State of California	5.000	03/01/19	1,085,510
1,380,000		State of California	5.000	07/01/19	1,524,900
850,000		State of California	5.250	02/01/20	922,361
560,000		State of California	5.000	10/01/22	584,394
1,200,000		State of California	5.000	12/01/23	1,227,192
185,000		State of California	5.000	11/01/24	188,310
210,000		State of California	5.000	12/01/24	213,793
2,000,000		State of California	5.500	08/01/25	2,080,420
900,000		State of California	5.000	11/01/25	907,992
1,090,000		State of California	5.000	02/01/27	1,087,558
100,000		State of California	5.000	06/01/27	99,774
3,165,000		Vallejo City Unified School District	5.000	02/01/13	3,246,820
1,070,000		Vallejo City Unified School District	5.900	02/01/19	1,079,898
400,000		Vallejo City Unified School District	5.900	02/01/21	399,960
2,150,000		Vallejo City Unified School District	5.900	08/01/25	2,022,613
471,000		Vallejo Sanitation & Flood Control District, COP	5.000	07/01/19	460,812
1,710,000		West Contra Costa Unified School District	5.700	02/01/21	1,794,748
1,450,000		West Contra Costa Unified School District	6.000	08/01/21	1,590,215
1,810,000		West Contra Costa Unified School District	5.700	02/01/22	1,882,219

		TOTAL CALIFORNIA			42,614,730

COLORADO - 1.9%
1,645,000		Colorado State Higher Education	5.000	11/01/25	1,653,405
1,000,000		Denver City & County School District No	5.500	12/01/23	1,161,830
1,375,000		Denver City & County School District No	5.000	12/01/23	1,529,248
1,000,000		Jefferson County Colorado School District	5.000	12/15/23	1,110,320
50,000		Vista Ridge Metropolitan District, GO	4.130	12/01/16	44,713

		TOTAL COLORADO			5,499,516

DISTRICT OF COLUMBIA - 0.2%
500,000		District of Columbia	5.250	02/01/28	538,965

		TOTAL DISTRICT OF COLUMBIA			538,965

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE

FLORIDA - 8.8%
$1,485,000	Broward County School Board, COP	5.250%	07/01/16	$1,609,814
1,500,000	City of Jacksonville FL	5.000	10/01/19	1,634,100
450,000	City of Jacksonville FL	5.000	10/01/19	500,949
547,000	City of Lakeland FL, ETM	5.750	10/01/19	589,671
1,190,000	County of Brevard FL	5.000	07/01/16	1,207,981
1,365,000	County of Broward FL	5.000	01/01/21	1,537,468
1,000,000	County of Miami-Dade FL	5.000	07/01/17	1,109,380
1,000,000	County of Orange FL	5.000	10/01/21	1,071,690
1,000,000	County of Orange FL	5.250	10/01/22	1,088,250
1,320,000	County of Seminole FL	5.250	10/01/24	1,457,320
1,000,000	County of Seminole FL	5.250	10/01/26	1,088,850
1,600,000	First Governmental Financing Commission	5.500	07/01/15	1,761,376
2,200,000	Florida Department of Transportation	5.000	07/01/18	2,425,851
1,000,000	Florida State Department of Management Services	5.000	08/01/18	1,084,000
1,690,000	Florida Water Pollution Control Financing Corp	5.000	07/15/20	1,882,170
2,250,000	Lake County School Board, COP	5.250	06/01/17	2,410,874
1,475,000	Lake County School Board, COP	5.250	06/01/18	1,572,601
1,000,000	Tampa Bay Water Fl Utility System Revenue	5.500	10/01/21	1,142,210
535,000	Town of Jupiter FL	5.500	07/01/21	608,595

	TOTAL FLORIDA			25,783,150

GEORGIA - 1.9%
440,000	Cherokee County Water & Sewer Authority	5.500	08/01/18	494,050
215,000	City of Atlanta GA	5.500	11/01/17	240,045
75,000	City of Atlanta GA	5.500	11/01/19	82,922
125,000	City of Atlanta GA	5.500	11/01/22	133,704
1,510,000	City of Atlanta GA	5.500	11/01/27	1,549,713
695,000	Metropolitan Atlanta Rapid Transit Authority	6.250	07/01/18	785,329
1,500,000	Metropolitan Atlanta Rapid Transit Authority	5.250	07/01/26	1,640,386
480,000	Municipal Electric Authority of Georgia	6.500	01/01/17	550,694

	TOTAL GEORGIA			5,476,843

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE

ILLINOIS - 8.2%
$2,045,000	Chicago Board of Education	5.000%	12/01/17	$2,147,495
1,230,000	Chicago Board of Education	6.000	01/01/20	1,288,327
1,500,000	Chicago Board of Education	5.000	12/01/21	1,542,360
1,000,000	Chicago Public Building Commission	5.250	03/01/24	1,026,390
1,000,000	Chicago State University	5.500	12/01/23	1,031,570
2,500,000	Chicago Transit Authority	5.500	06/01/18	2,621,724
470,000	Cook County Community Consolidated School District No 64, GO	5.500	12/01/14	523,477
	Cook-Kane Lake & Mchenry Counties Community College District
250,000	No 512	5.000	12/01/18	279,970
200,000	Illinois Municipal Electric Agency	5.250	02/01/17	218,172
	Madison-Bond Etc Counties Community Unit School District No 5,
115,000	GO	5.000	02/01/19	114,331
1,650,000	Regional Transportation Authority	6.000	06/01/23	1,787,082
1,500,000	State of Illinois	5.000	06/15/19	1,591,995
2,045,000	State of Illinois	5.000	01/01/20	2,010,767
1,835,000	State of Illinois	5.000	01/01/20	1,809,347
1,650,000	State of Illinois	5.000	01/01/20	1,624,656
2,250,000	State of Illinois	5.250	01/01/20	2,254,500
1,020,000	State of Illinois	6.250	12/15/20	1,137,820
875,000	State of Illinois	5.000	04/01/21	856,161

	TOTAL ILLINOIS			23,866,144

INDIANA - 4.2%
770,000	Franklin Community Multi-School Building Corp	5.000	07/15/22	796,126
1,000,000	Griffith Multi-School Building Corp	5.000	07/15/15	1,125,010
1,520,000	Hammond Multi-School Building Corp	5.000	07/15/17	1,685,361
2,120,000	Indiana Bond Bank	5.250	04/01/19	2,295,154
320,000	Indiana State Finance Authority Revenue	5.000	02/01/15	358,534
1,240,000	Indianapolis Local Public Improvement Bond Bank	5.000	07/01/16	1,355,568
1,940,000	Indianapolis Local Public Improvement Bond Bank	5.500	01/01/21	2,138,113
400,000	Lawrence Township School Building Corp	5.000	07/10/19	436,712
535,000	New Albany Floyd County School Building Corp	5.000	07/15/15	583,022
1,225,000	South Bend Redevelopment Authority	5.750	08/15/18	1,386,982

	TOTAL INDIANA			12,160,582

LOUISIANA - 0.9%
1,750,000	City of New Orleans LA, GO	5.500	12/01/21	1,830,115
750,000	Desoto Parish LA	5.000	10/01/12	780,255

	TOTAL LOUISIANA			2,610,370

MASSACHUSETTS - 2.6%
1,200,000	Commonwealth of Massachusetts	5.250	09/01/22	1,377,780
2,135,000	Commonwealth of Massachusetts	5.250	09/01/23	2,436,611
2,850,000	Massachusetts Bay Transportation Authority	5.250	07/01/20	3,240,837
565,000	Massachusetts Housing Finance Agency	4.700	12/01/16	578,978

	TOTAL MASSACHUSETTS			7,634,206

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	DATE	VALUE

MICHIGAN - 4.2%
$900,000		City of Detroit MI	6.500%	07/01/15	$995,643
2,025,000		Detroit City School District	6.000	05/01/20	2,124,782
2,030,000		Detroit City School District	6.000	05/01/21	2,202,408
655,000		Detroit MI	5.000	07/01/14	699,507
100,000	i	Detroit MI	5.500	07/01/32	101,831
450,000		Forest Hills Public Schools, GO	5.000	05/01/15	502,911
1,130,000		Michigan Municipal Bond Authority	5.000	05/01/19	1,130,768
1,005,000		Michigan Municipal Bond Authority	5.000	10/01/19	1,125,067
565,000		State of Michigan	5.250	05/15/18	628,625
1,485,000		State of Michigan	5.500	11/01/18	1,698,008
1,050,000		Wayne County Airport Authority	5.000	12/01/17	1,097,660

		TOTAL MICHIGAN			12,307,210

MINNESOTA - 0.4%
1,000,000		Minnesota Public Facilities Authority	5.000	03/01/16	1,141,000

		TOTAL MINNESOTA			1,141,000

MISSISSIPPI - 1.3%
175,000		County of Lowndes MS	6.700	04/01/22	183,890
745,000		County of Lowndes MS	6.800	04/01/22	788,761
2,100,000		Mississippi Development Bank Special Obligation	5.000	07/01/17	2,261,637
590,000		Mississippi Development Bank Special Obligation	5.000	11/01/17	628,344

		TOTAL MISSISSIPPI			3,862,632

MISSOURI - 0.6%
1,640,000		St Louis Regional Convention & Sports Complex Authority	5.250	08/15/14	1,765,788

		TOTAL MISSOURI			1,765,788

NEBRASKA - 0.7%
1,000,000		Central Plains Energy Project	5.000	12/01/15	1,026,650
1,000,000		Central Plains Energy Project	5.250	12/01/18	981,420

		TOTAL NEBRASKA			2,008,070

NEVADA - 0.8%
1,300,000		County of Clark NV	5.000	06/01/22	1,375,153
1,000,000		County of Clark NV	5.000	12/01/29	983,260

		TOTAL NEVADA			2,358,413

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	DATE	VALUE

NEW JERSEY - 4.7%
$25,000		Garden State Preservation Trust	5.130%	11/01/18	$28,647
690,000		New Jersey Economic Development Authority	5.380	06/15/14	719,194
1,250,000		New Jersey Economic Development Authority	5.500	09/01/24	1,287,025
1,115,000		New Jersey Environmental Infrastructure Trust	5.250	09/01/21	1,299,789
25,000		New Jersey State Turnpike Authority	6.500	01/01/16	30,415
45,000		New Jersey State Turnpike Authority	6.500	01/01/16	51,950
50,000		New Jersey State Turnpike Authority	6.500	01/01/16	55,921
95,000		New Jersey State Turnpike Authority	6.500	01/01/16	106,725
1,815,000		New Jersey Transportation Trust Fund Authority	5.250	12/15/19	1,919,961
1,025,000		New Jersey Transportation Trust Fund Authority	5.250	12/15/20	1,067,609
2,000,000		New Jersey Transportation Trust Fund Authority	5.750	06/15/23	2,096,400
1,400,000		Newark Housing Authority	5.250	01/01/18	1,490,568
1,430,000		Newark Housing Authority	5.250	01/01/24	1,470,069
2,000,000		State of New Jersey	5.250	08/01/22	2,195,140

		TOTAL NEW JERSEY			13,819,413

NEW YORK - 7.6%
310,000		East Rochester Housing Authority	4.200	08/15/17	318,196
195,000		Lackawanna Housing Authority	5.000	09/01/16	214,629
1,000,000	h	Metropolitan Transportation Authority	5.000	11/15/20	1,105,150
1,000,000		Metropolitan Transportation Authority	5.250	11/15/20	1,088,060
2,000,000		Metropolitan Transportation Authority	5.250	11/15/23	2,121,280
2,000,000		New York City Health & Hospital Corp	5.000	02/15/20	2,094,640
3,455,000		New York State Dormitory Authority	5.000	02/15/19	3,765,727
1,000,000		New York State Dormitory Authority	5.000	07/01/16	1,076,140
1,085,000		New York State Dormitory Authority	5.000	07/01/17	1,078,034
860,000		New York State Dormitory Authority	4.150	08/15/17	892,843
325,000		New York State Dormitory Authority	4.630	02/15/18	336,905
1,100,000		New York State Dormitory Authority	5.000	07/01/20	1,144,506
1,175,000		New York State Dormitory Authority	5.000	02/15/24	1,209,815
1,515,000		New York State Dormitory Authority	5.500	05/15/27	1,594,598
500,000		New York State Environmental Facilities Corp	5.000	08/15/19	570,655
130,000		New York State Thruway Authority	5.500	04/01/12	136,378
3,100,000		New York State Urban Development Corp	5.000	03/15/18	3,491,805

		TOTAL NEW YORK			22,239,361

NORTH CAROLINA - 1.0%
1,000,000		County of New Hanover NC	5.000	12/01/20	1,141,320
485,000		North Carolina Eastern Municipal Power Agency	5.000	01/01/21	551,848
1,170,000		Pitt County NC, ETM	5.250	12/01/21	1,240,761

		TOTAL NORTH CAROLINA			2,933,929

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	DATE	VALUE

OHIO - 3.5%
$1,445,000		Cincinnati City School District	5.250%	06/01/23	$1,585,743
2,000,000		Cincinnati City School District	5.250	12/01/24	2,168,700
1,000,000		Ohio Air Quality Development Authority	5.630	06/01/18	1,051,250
1,000,000		Ohio State Water Development Authority	5.500	06/01/22	1,176,270
25,000		Ohio State Water Development Authority, ETM	6.000	12/01/16	27,105
150,000		State of Ohio	5.000	05/01/17	170,550
4,000,000		State of Ohio, AMT	4.950	09/01/20	4,051,280

		TOTAL OHIO			10,230,898

PENNSYLVANIA - 3.9%
1,280,000		Allegheny County Hospital Development Authority	5.300	07/01/26	1,401,562
225,000		Allegheny County Hospital Development Authority	5.630	08/15/26	225,565
1,460,000		Carbon County Hospital Authority	5.400	11/15/14	1,497,829
350,000		Commonwealth of Pennsylvania	5.000	01/01/16	398,087
1,475,000		Commonwealth of Pennsylvania	5.000	02/15/19	1,686,825
115,000		Pennsylvania Economic Development Financing Authority, AMT	6.000	11/01/11	116,696
280,000		Pennsylvania Economic Development Financing Authority, AMT	6.250	11/01/31	281,044
320,000		Pennsylvania Economic Development Financing Authority, AMT	6.380	11/01/41	321,011
705,000		Philadelphia Authority for Industrial Development	4.250	09/01/19	595,721
1,000,000		Philadelphia Authority for Industrial Development	5.250	09/01/26	832,420
2,000,000		Philadelphia School District	5.000	09/01/20	2,063,519
1,425,000		Philadelphia School District, GO	5.000	06/01/24	1,431,740
535,000		Pittsburgh Urban Redevelopment Authority	6.500	09/01/13	574,269

		TOTAL PENNSYLVANIA			11,426,288

PUERTO RICO - 6.4%
2,310,000		Commonwealth of Puerto Rico	5.500	07/01/21	2,377,023
2,015,000		Commonwealth of Puerto Rico	5.500	07/01/15	2,142,953
1,000,000		Commonwealth of Puerto Rico	5.250	07/01/16	1,052,210
1,250,000		Government Development Bank for Puerto Rico	5.000	12/01/16	1,295,350
3,370,000		Puerto Rico Commonwealth Infrastructure Financing Authority	5.500	07/01/19	3,477,772
1,000,000		Puerto Rico Highway & Transportation Authority	5.500	07/01/21	1,013,190
400,000		Puerto Rico Highway & Transportation Authority	5.250	07/01/22	415,112
1,500,000		Puerto Rico Infrastructure Financing Authority	5.500	07/01/18	1,535,220
480,000		Puerto Rico Public Buildings Authority	5.500	07/01/13	501,645
995,000		Puerto Rico Public Buildings Authority	5.500	07/01/13	1,053,526
3,130,000	i	Puerto Rico Public Finance Corp	5.750	08/01/27	3,184,368
685,000	i	Puerto Rico Public Finance Corp	5.250	08/01/31	694,152

		TOTAL PUERTO RICO			18,742,521

RHODE ISLAND - 0.9%
400,000		Providence Housing Authority	5.000	09/01/17	415,744
315,000		Providence Housing Authority	5.000	09/01/18	323,615
790,000		Rhode Island State & Providence Plantations, COP	5.250	10/01/14	869,656
800,000		Rhode Island State & Providence Plantations, COP	5.000	10/01/16	879,992

		TOTAL RHODE ISLAND			2,489,007

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE

SOUTH CAROLINA - 0.9%
$315,000	County of Richland SC	4.600%	09/01/12	$325,269
1,120,000	Scago Educational Facilities Corp for Colleton School District	5.000	12/01/16	1,230,790
1,000,000	Scago Public Facilities Corp for Georgetown County	5.000	12/01/19	1,057,500

	TOTAL SOUTH CAROLINA			2,613,559

SOUTH DAKOTA - 0.2%
500,000	State of South Dakota	6.700	09/01/17	583,095

	TOTAL SOUTH DAKOTA			583,095

TENNESSEE - 3.0%
125,000	Clarksville Natural Gas Acquisition Corp	5.000	12/15/16	128,670
1,000,000	County of Williamson TN	5.000	04/01/24	1,116,670
1,000,000	Memphis-Shelby County Airport Authority, AMT	5.630	07/01/20	1,055,550
	Metropolitan Government Nashville & Davidson County Health &
1,500,000	Educational Facs Bd	6.000	12/01/16	1,637,610
300,000	Tennessee Energy Acquisition Corp	5.000	09/01/11	304,188
1,000,000	Tennessee Energy Acquisition Corp	5.000	09/01/16	1,011,750
3,675,000	Tennessee Energy Acquisition Corp	5.000	02/01/18	3,641,264

	TOTAL TENNESSEE			8,895,702

TEXAS - 6.8%
970,000	Bexar Metropolitan Water District	5.000	05/01/17	1,040,723
725,000	County of Harris TX	5.000	08/15/16	820,446
1,640,000	County of Harris TX	5.250	08/15/25	1,883,573
160,000	Harris County Flood Control District	5.000	10/01/14	179,779
1,515,000	Lower Colorado River Authority	6.000	01/01/17	1,814,697
160,000	North Central Texas Health Facility Development Corp	5.500	06/01/21	186,442
2,475,000	North East Independent School District	5.250	02/01/26	2,785,711
1,000,000	SA Energy Acquisition Public Facility Corp	5.250	08/01/16	1,041,800
500,000	SA Energy Acquisition Public Facility Corp	5.250	08/01/18	510,005
2,000,000	SA Energy Acquisition Public Facility Corp	5.500	08/01/19	2,039,960
360,000	Tarrant County Health Facilities Development Corp	6.000	09/01/24	431,374
1,035,000	Texas A&M University	5.000	07/01/25	1,151,231
2,500,000	Texas Municipal Gas Acquisition & Supply Corp I	6.250	12/15/26	2,542,325
3,000,000	University of Texas	5.250	07/01/26	3,413,549

	TOTAL TEXAS			19,841,615

VIRGINIA - 1.4%
320,000	Tobacco Settlement Financing Corp	5.500	06/01/26	354,205
1,000,000	Virginia College Building Authority	5.000	02/01/23	1,108,340
2,500,000	Virginia College Building Authority	5.000	02/01/24	2,751,375

	TOTAL VIRGINIA			4,213,920

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE

WASHINGTON - 1.5%
$75,000	Cowlitz County Public Utility District No 1	5.000%	09/01/11	$76,452
125,000	Cowlitz County Public Utility District No 1	5.000	09/01/11	127,043
3,150,000	Port of Seattle WA	5.500	09/01/17	3,525,858
600,000	Washington Economic Development Finance Authority	5.000	06/01/16	677,382

	TOTAL WASHINGTON			4,406,735

WISCONSIN - 0.4%
35,000	State of Wisconsin	6.880	06/01/11	35,350
1,040,000	State of Wisconsin	5.000	05/01/19	1,143,480

	TOTAL WISCONSIN			1,178,830

	TOTAL LONG-TERM MUNICIPAL BONDS			286,648,079
	(Cost $289,407,819)

	TOTAL INVESTMENTS - 98.2%			286,648,079
	(Cost $289,407,819)
	OTHER ASSETS & LIABILITIES, NET - 1.8%			5,335,334

	NET ASSETS - 100.0%			$291,983,413

Abbreviation(s):
	AMT	Alternative Minimum Tax (subject to)
	COP	Certificate of Participation
	ETM	Escrowed to Maturity
	GO	General Obligation

h	All or a portion of these securities were purchased on a delayed delivery basis.

i	Floating or variable rate security. Coupon reflects the rate at period end.

TIAA-CREF FUNDS – Inflation-Linked Bond Fund

TIAA-CREF FUNDS
INFLATION-LINKED BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2011

PRINCIPAL		ISSUER	VALUE

GOVERNMENT BONDS - 98.8%

U.S. TREASURY SECURITIES - 98.8%
	k	United States Treasury Inflation Indexed Bonds
$26,991,863		2.000%, 04/15/12	$28,221,261
46,211,413		3.000%, 07/15/12	49,496,767
29,533,329		0.630%, 04/15/13	30,908,460
44,316,230		1.880%, 07/15/13	47,934,251
45,384,752		2.000%, 01/15/14	49,455,220
29,652,255		1.250%, 04/15/14	31,687,378
39,003,861		2.000%, 07/15/14	42,800,653
29,788,171		1.630%, 01/15/15	32,289,901
27,026,664		0.500%, 04/15/15	28,052,839
35,885,034		1.880%, 07/15/15	39,479,135
36,504,478		2.000%, 01/15/16	40,303,207
34,448,344		2.500%, 07/15/16	39,098,871
29,388,831		2.380%, 01/15/17	33,119,832
28,190,784		2.630%, 07/15/17	32,377,566
27,011,728		1.630%, 01/15/18	29,206,431
25,935,940		1.380%, 07/15/18	27,615,707
26,408,428		2.130%, 01/15/19	29,468,082
28,668,472		1.880%, 07/15/19	31,447,966
33,805,236		1.380%, 01/15/20	35,445,331
64,385,381		1.250%, 07/15/20	66,492,971
22,607,562		1.130%, 01/15/21	22,937,836
51,082,325		2.380%, 01/15/25	57,343,894
32,643,801		2.000%, 01/15/26	34,842,165
28,089,190		2.380%, 01/15/27	31,277,763
27,221,936		1.750%, 01/15/28	27,745,114
28,466,456		3.630%, 04/15/28	36,712,846
25,434,136		2.500%, 01/15/29	28,810,111
38,608,493		3.880%, 04/15/29	51,662,990
10,445,010		3.380%, 04/15/32	13,449,580
28,270,035		2.130%, 02/15/40	29,893,357
16,087,520		2.130%, 02/15/41	16,998,733

		TOTAL U.S. TREASURY SECURITIES	1,096,576,218

		TOTAL GOVERNMENT BONDS	1,096,576,218
		(Cost $1,032,399,923)

		TOTAL INVESTMENTS - 98.8%	1,096,576,218
		(Cost $1,032,399,923)
		OTHER ASSETS AND LIABILITIES, NET - 1.2%	13,310,026

		NET ASSETS - 100.0%	$1,109,886,244

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

TIAA-CREF FUNDS – Bond Index Fund

TIAA-CREF FUNDS
BOND INDEX FUND
SCHEDULE OF INVESTMENTS
March 31, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 99.3%

CORPORATE BONDS - 22.5%

AUTOMOBILES & COMPONENTS - 0.1%
$50,000		BorgWarner, Inc	4.630%	09/15/20	$49,980
185,000		Harsco Corp	5.130	09/15/13	199,438
400,000		Honeywell International, Inc	5.400	03/15/16	449,867
182,000		Honeywell International, Inc	5.700	03/15/37	194,064

		TOTAL AUTOMOBILES & COMPONENTS			893,349

BANKS - 3.5%
250,000		American Express Bank FSB	5.500	04/16/13	268,135
1,750,000		Asian Development Bank	2.500	03/15/16	1,758,018
75,000		Asian Development Bank	5.820	06/16/28	82,784
100,000	g	BanColombia S.A.	4.250	01/12/16	98,750
130,000		Bank of America Corp	2.100	04/30/12	132,382
150,000		Bank of America Corp	3.130	06/15/12	154,668
1,705,000		Bank of America Corp	2.380	06/22/12	1,744,325
360,000		Bank of America Corp	7.380	05/15/14	406,557
470,000		Bank of America Corp	4.500	04/01/15	488,052
2,045,000		Bank of America Corp	3.700	09/01/15	2,048,277
100,000		Bank of America Corp	3.630	03/17/16	98,592
200,000		Bank of America Corp	6.500	08/01/16	221,325
585,000		Bank of America Corp	5.300	03/15/17	600,600
575,000		Bank of America Corp	6.000	09/01/17	616,284
590,000		Bank of America Corp	5.750	12/01/17	621,630
120,000		Bank of America Corp	5.650	05/01/18	125,410
500,000		Bank of America Corp	5.490	03/15/19	503,156
450,000		Bank of America Corp	5.880	01/05/21	469,880
100,000		Bank of New York Mellon Corp	1.500	01/31/14	99,689
1,120,000		Bank One Corp	5.250	01/30/13	1,187,538
190,000	i	BB&T Capital Trust IV	6.820	06/12/57	189,050
100,000		BB&T Corp	3.200	03/15/16	99,316
70,000		BB&T Corp	4.900	06/30/17	74,125
430,000		BB&T Corp	3.850	07/27/27	445,185
160,000		BHP Billiton Finance Ltd	5.400	03/29/17	178,305
400,000		BHP Billiton Finance USA Ltd	5.500	04/01/14	443,597
150,000		BHP Billiton Finance USA Ltd	6.500	04/01/19	177,112
370,000		Capital One Capital V	8.880	05/15/40	389,888
420,000		Citigroup, Inc	5.300	10/17/12	443,195
200,000		Citigroup, Inc	5.850	07/02/13	215,589
500,000		Citigroup, Inc	6.000	12/13/13	543,663
1,110,000		Citigroup, Inc	5.500	10/15/14	1,197,246
650,000		Citigroup, Inc	6.000	08/15/17	706,161
315,000		Citigroup, Inc	6.130	11/21/17	343,242
470,000		Citigroup, Inc	6.130	05/15/18	512,634

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,210,000		Citigroup, Inc	5.380%	08/09/20	$2,275,090
245,000		Citigroup, Inc	6.880	03/05/38	269,241
250,000		Comerica Bank	5.750	11/21/16	275,199
50,000		Comerica Bank	5.200	08/22/17	53,004
400,000		Deutsche Bank AG	4.880	05/20/13	425,290
700,000		Deutsche Bank AG	3.880	08/18/14	729,880
200,000		Deutsche Bank AG	3.450	03/30/15	204,483
200,000		Deutsche Bank AG	3.250	01/11/16	200,776
65,000		Discover Bank	7.000	04/15/20	71,513
150,000		Fifth Third Bancorp	3.630	01/25/16	149,868
40,000		Fifth Third Bancorp	8.250	03/01/38	47,735
250,000		Fifth Third Bank	4.750	02/01/15	262,324
100,000		First Horizon National Corp	5.380	12/15/15	104,477
870,000		Golden West Financial Corp	4.750	10/01/12	913,943
200,000		HSBC Bank USA NA	4.630	04/01/14	212,638
750,000		HSBC Bank USA NA	4.880	08/24/20	734,210
266,000		HSBC Bank USA NA	5.880	11/01/34	260,313
33,000		HSBC Bank USA NA	7.000	01/15/39	36,995
425,000		HSBC Holdings plc	6.500	09/15/37	433,392
200,000	g	ICICI Bank Ltd	6.630	10/03/12	212,073
150,000		Inter-American Development Bank	1.630	07/15/13	151,863
1,000,000		Inter-American Development Bank	3.000	04/22/14	1,044,536
105,000		Inter-American Development Bank	3.880	09/17/19	108,789
340,000		JP Morgan Chase Capital XXV	6.800	10/01/37	341,746
755,000		JPMorgan Chase & Co	3.130	12/01/11	769,296
200,000		JPMorgan Chase & Co	2.130	06/22/12	203,960
225,000		JPMorgan Chase & Co	2.050	01/24/14	224,503
434,000		JPMorgan Chase & Co	5.130	09/15/14	465,821
125,000		JPMorgan Chase & Co	3.700	01/20/15	128,589
610,000		JPMorgan Chase & Co	3.400	06/24/15	613,744
700,000		JPMorgan Chase & Co	5.150	10/01/15	749,844
250,000		JPMorgan Chase & Co	3.450	03/01/16	249,107
185,000		JPMorgan Chase & Co	6.000	01/15/18	202,850
180,000		JPMorgan Chase & Co	4.950	03/25/20	182,997
350,000		JPMorgan Chase & Co	4.400	07/22/20	338,224
1,820,000		JPMorgan Chase & Co	4.250	10/15/20	1,739,395
308,000		JPMorgan Chase & Co	5.500	10/15/40	300,963
1,365,000		KeyBank NA	3.200	06/15/12	1,409,691
50,000		KeyBank NA	5.800	07/01/14	54,606
300,000		KeyCorp	3.750	08/13/15	303,135
150,000		KeyCorp	5.100	03/24/21	149,074
30,000	i	Manufacturers & Traders Trust Co	5.630	12/01/21	29,023
30,000		Mellon Funding Corp	6.400	05/14/11	30,193
100,000		National City Bank	6.200	12/15/11	103,770
100,000		Noble Holding International Ltd	3.450	08/01/15	102,090
205,000		Noble Holding International Ltd	4.900	08/01/20	207,991
100,000		Nordic Investment Bank	3.630	06/17/13	105,618
500,000		Nordic Investment Bank	2.250	03/15/16	498,116
400,000		Northern Trust Corp	4.630	05/01/14	431,953
50,000		PNC Funding Corp	2.300	06/22/12	51,083
380,000		PNC Funding Corp	5.400	06/10/14	415,861
645,000		PNC Funding Corp	5.130	02/08/20	678,909

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$50,000	PNC Funding Corp	4.380%	08/11/20	$49,775
200,000	Royal Bank of Scotland Group plc	5.050	01/08/15	200,045
250,000	Royal Bank of Scotland Group plc	6.400	10/21/19	257,374
170,000	Sovereign Bancorp, Inc	2.750	01/17/12	173,337
425,000	Sovereign Bancorp, Inc	2.500	06/15/12	434,194
100,000	Sovereign Bank	8.750	05/30/18	112,975
200,000	State Street Corp	4.380	03/07/21	198,801
100,000	SunTrust Bank	7.250	03/15/18	113,663
100,000	SunTrust Banks, Inc	3.600	04/15/16	99,404
100,000	SunTrust Banks, Inc	6.000	09/11/17	110,088
50,000	SVB Financial Group	5.380	09/15/20	49,182
400,000	UFJ Finance Aruba AEC	6.750	07/15/13	440,530
315,000	Union Bank of California NA	5.950	05/11/16	333,776
60,000	UnionBanCal Corp	5.250	12/16/13	64,215
200,000	US Bancorp	1.800	05/15/12	202,972
150,000	US Bancorp	2.130	02/15/13	152,363
400,000	US Bancorp	2.000	06/14/13	406,004
170,000	US Bank NA	6.300	02/04/14	189,217
95,000	US Central Federal Credit Union	1.900	10/19/12	96,801
140,000	USB Capital XIII Trust	6.630	12/15/39	146,562
329,000	Wachovia Bank NA	4.800	11/01/14	350,336
700,000	Wachovia Bank NA	5.600	03/15/16	759,647
510,000	Wachovia Bank NA	5.850	02/01/37	520,448
50,000	Wells Fargo & Co	3.000	12/09/11	50,935
615,000	Wells Fargo & Co	2.130	06/15/12	626,750
1,670,000	Wells Fargo & Co	4.750	02/09/15	1,777,056
350,000	Wells Fargo & Co	3.680	06/15/16	352,069
300,000	Wells Fargo & Co	5.130	09/15/16	319,840
250,000	Wells Fargo & Co	4.600	04/01/21	247,226
264,000	Wells Fargo & Co	5.380	02/07/35	266,387
605,000	Western Corporate Federal Credit Union	1.750	11/02/12	614,832
20,000	Western Union Co	5.930	10/01/16	22,210
200,000	Western Union Co	5.250	04/01/20	207,883
100,000	Westpac Banking Corp	2.250	11/19/12	101,722
855,000	Westpac Banking Corp	3.000	08/04/15	852,878
75,000	Westpac Banking Corp	4.880	11/19/19	77,291
185,000	Zions Bancorporation	7.750	09/23/14	200,913

	TOTAL BANKS			49,123,845

CAPITAL GOODS - 0.5%
50,000	Agilent Technologies, Inc	6.500	11/01/17	55,780
100,000	Arrow Electronics, Inc	6.880	07/01/13	109,140
25,000	Avnet, Inc	6.630	09/15/16	27,362
115,000	Black & Decker Corp	8.950	04/15/14	135,969
136,000	Caterpillar Financial Services Corp	6.130	02/17/14	153,188
500,000	Caterpillar Financial Services Corp	5.850	09/01/17	570,105
200,000	Caterpillar Financial Services Corp	5.450	04/15/18	222,360
361,000	Caterpillar Financial Services Corp	7.150	02/15/19	441,873
50,000	Caterpillar, Inc	5.700	08/15/16	56,937
10,000	Caterpillar, Inc	7.300	05/01/31	12,758
75,000	CRH America, Inc	5.300	10/15/13	79,749
150,000	CRH America, Inc	4.130	01/15/16	150,146

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		CRH America, Inc	6.000%	09/30/16	$107,793
200,000		Danaher Corp	5.630	01/15/18	221,231
18,000		Deere & Co	5.380	10/16/29	19,010
100,000		DIRECTV Holdings LLC	3.500	03/01/16	100,217
100,000		DIRECTV Holdings LLC	5.000	03/01/21	100,352
100,000		DIRECTV Holdings LLC	6.380	03/01/41	100,607
150,000		Dover Corp	5.450	03/15/18	165,967
200,000		Eaton Corp	5.600	05/15/18	221,771
300,000		Emerson Electric Co	5.250	10/15/18	330,354
100,000		Emerson Electric Co	4.880	10/15/19	106,566
200,000		General Dynamics Corp	5.250	02/01/14	221,108
11,000		General Dynamics Corp	5.380	08/15/15	12,270
265,000		Goodrich Corp	6.130	03/01/19	296,988
25,000		Goodrich Corp	4.880	03/01/20	25,997
100,000		Illinois Tool Works, Inc	6.250	04/01/19	115,626
100,000		Ingersoll-Rand Global Holding Co Ltd	6.000	08/15/13	110,127
70,000		Ingersoll-Rand Global Holding Co Ltd	6.880	08/15/18	81,270
300,000		ITT Corp	4.900	05/01/14	320,903
200,000		John Deere Capital Corp	2.880	06/19/12	205,795
76,000		John Deere Capital Corp	4.950	12/17/12	81,075
695,000		John Deere Capital Corp	2.950	03/09/15	712,810
150,000		John Deere Capital Corp	5.500	04/13/17	167,260
100,000		KLA-Tencor Corp	6.900	05/01/18	110,287
100,000		Legrand France S.A.	8.500	02/15/25	118,545
100,000		Lockheed Martin Corp	7.650	05/01/16	121,285
239,000		Lockheed Martin Corp	5.500	11/15/39	236,942
99,000	g	Myriad International Holding BV	6.380	07/28/17	104,564
50,000		Parker Hannifin Corp	3.500	09/15/22	46,417
50,000		Raytheon Co	4.400	02/15/20	50,687
300,000		Raytheon Co	3.130	10/15/20	274,888
100,000		Rockwell Automation, Inc	6.250	12/01/37	108,642
100,000		Roper Industries, Inc	6.250	09/01/19	110,291
170,000		Tyco International Finance S.A.	4.130	10/15/14	180,507
200,000		Tyco International Finance S.A.	3.380	10/15/15	205,450
100,000		Tyco International Finance S.A.	3.750	01/15/18	100,109
100,000		United Technologies Corp	6.100	05/15/12	106,179
200,000		United Technologies Corp	5.380	12/15/17	224,917
190,000		United Technologies Corp	4.500	04/15/20	197,728
180,000		United Technologies Corp	5.400	05/01/35	185,909
80,000		United Technologies Corp	6.050	06/01/36	88,973
145,000		United Technologies Corp	5.700	04/15/40	155,333

		TOTAL CAPITAL GOODS			8,568,117

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
100,000		Celgene Corp	3.950	10/15/20	94,365
30,000		Corp Andina de Fomento	5.130	05/05/15	31,407
500,000		Corp Andina de Fomento	3.750	01/15/16	494,783
200,000		Council Of Europe Development Bank	2.630	02/16/16	201,217
150,000		Daimler Finance North America LLC	6.500	11/15/13	167,516
150,000	g	Daimler Finance North America LLC	3.000	03/28/16	148,901
100,000		Daimler Finance North America LLC	8.500	01/18/31	134,409
200,000		eBay, Inc	3.250	10/15/20	182,965

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		European Investment Bank	1.630%	09/01/15	$488,174
3,000,000		European Investment Bank	1.380	10/20/15	2,884,618
3,000,000		European Investment Bank	2.250	03/15/16	2,969,299
25,000		Howard Hughes Medical Institute	3.450	09/01/14	26,429
150,000		International Bank for Reconstruction & Development	2.000	04/02/12	152,394
45,000		International Bank for Reconstruction & Development	3.630	05/21/13	47,429
1,000,000		International Bank for Reconstruction & Development	1.130	08/25/14	983,771
200,000		International Bank for Reconstruction & Development	2.380	05/26/15	203,770
1,300,000		International Bank for Reconstruction & Development	2.130	03/15/16	1,292,366
34,000		International Bank for Reconstruction & Development	4.750	02/15/35	34,393
110,000		Johnson Controls, Inc	5.500	01/15/16	121,737
160,000		Johnson Controls, Inc	4.250	03/01/21	158,075
20,000		Johnson Controls, Inc	6.000	01/15/36	21,174
100,000		McGraw-Hill Cos, Inc	5.900	11/15/17	109,291
355,000		News America, Inc	7.250	05/18/18	423,374
200,000	g	News America, Inc	4.500	02/15/21	195,946
500,000		News America, Inc	6.200	12/15/34	502,861
200,000	g	News America, Inc	6.150	02/15/41	198,329
44,000		Quest Diagnostics, Inc	5.450	11/01/15	48,042
100,000		Quest Diagnostics, Inc	4.700	04/01/21	98,977
100,000		Reed Elsevier Capital, Inc	8.630	01/15/19	126,723
63,000		Republic Services, Inc	5.500	09/15/19	67,594
265,000		Republic Services, Inc	5.000	03/01/20	274,348
180,000		Republic Services, Inc	5.250	11/15/21	188,433
30,000		Republic Services, Inc	6.200	03/01/40	31,679
350,000		RR Donnelley & Sons Co	8.600	08/15/16	399,975
150,000	g	SAIC, Inc	4.450	12/01/20	150,932
625,000		Svensk Exportkredit AB	5.130	03/01/17	691,346
300,000		Thomson Corp	5.700	10/01/14	334,959
45,000		Thomson Reuters Corp	6.500	07/15/18	52,089
45,000		Thomson Reuters Corp	5.850	04/15/40	46,815
25,000		Vanderbilt University	5.250	04/01/19	27,460
110,000		Waste Management, Inc	4.600	03/01/21	109,908
255,000		Waste Management, Inc	6.130	11/30/39	264,666

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			15,182,939

CONSUMER DURABLES & APPAREL - 0.0%

100,000		Hasbro, Inc	6.350	03/15/40	100,259
100,000		Mattel Inc	4.350	10/01/20	97,644
10,000		MDC Holdings, Inc	5.500	05/15/13	10,362
100,000		Newell Rubbermaid, Inc	5.500	04/15/13	107,297
10,000		Toll Brothers Finance Corp	5.150	05/15/15	10,207
20,000		VF Corp	6.450	11/01/37	23,131
215,000		Whirlpool Corp	8.000	05/01/12	229,124
50,000		Xerox Corp	6.350	05/15/18	56,534

		TOTAL CONSUMER DURABLES & APPAREL			634,558

CONSUMER SERVICES - 0.2%
100,000		Darden Restaurants, Inc	6.200	10/15/17	110,548
75,000		Dartmouth College	4.750	06/01/19	79,899
150,000		Duke University	5.150	04/01/19	164,816
150,000		Johns Hopkins University	5.250	07/01/19	165,143

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$160,000		Marriott International, Inc	5.630%	02/15/13	$171,171
25,000		McDonald’s Corp	5.300	03/15/17	27,874
820,000		McDonald’s Corp	3.500	07/15/20	800,883
30,000		McDonald’s Corp	6.300	03/01/38	34,558
100,000		Princeton University	4.950	03/01/19	108,426
20,000		Princeton University	5.700	03/01/39	21,649
510,000		Walt Disney Co	4.500	12/15/13	552,672
70,000		Walt Disney Co	5.630	09/15/16	79,768
200,000		Yale University	2.900	10/15/14	206,599
30,000		Yum! Brands, Inc	6.250	03/15/18	33,675
50,000		Yum! Brands, Inc	3.880	11/01/20	47,216

		TOTAL CONSUMER SERVICES			2,604,897

DIVERSIFIED FINANCIALS - 4.7%
150,000		ABN Amro Bank NV	4.650	06/04/18	143,262
20,000		Ahold Finance USA LLC	6.880	05/01/29	21,913
400,000		American Express Centurion Bank	5.550	10/17/12	423,893
200,000		American Express Co	6.150	08/28/17	223,810
190,000		American Express Co	7.000	03/19/18	222,058
255,000		American Express Co	8.130	05/20/19	318,157
44,000		American Express Co	8.150	03/19/38	58,833
850,000		American Express Credit Corp	2.750	09/15/15	834,642
295,000		Ameriprise Financial, Inc	5.300	03/15/20	312,695
100,000		Bank of Montreal	2.130	06/28/13	101,752
530,000		Bank of New York Mellon Corp	4.300	05/15/14	568,332
295,000		Bank of New York Mellon Corp	5.450	05/15/19	323,593
40,000		Bank of Nova Scotia	2.250	01/22/13	40,841
220,000		Bank of Nova Scotia	2.380	12/17/13	224,456
300,000		Bank of Nova Scotia	3.400	01/22/15	310,366
100,000		Bank of Nova Scotia	2.050	10/07/15	97,547
250,000		Bank of Nova Scotia	2.900	03/29/16	248,724
510,000		Barclays Bank plc	5.200	07/10/14	551,201
1,000,000		Barclays Bank plc	5.000	09/22/16	1,060,180
60,000	g	Barclays Bank plc	6.050	12/04/17	62,512
80,000		Bear Stearns Cos LLC	5.300	10/30/15	86,220
116,000		Bear Stearns Cos LLC	5.550	01/22/17	123,219
500,000		Berkshire Hathaway, Inc	2.130	02/11/13	510,628
50,000		Berkshire Hathaway, Inc	3.200	02/11/15	51,468
275,000		BlackRock, Inc	3.500	12/10/14	287,534
20,000		BlackRock, Inc	6.250	09/15/17	22,948
90,000		BlackRock, Inc	5.000	12/10/19	94,415
100,000		Block Financial LLC	5.130	10/30/14	103,142
380,000		BNP Paribas	3.250	03/11/15	383,733
200,000		BNP Paribas	3.600	02/23/16	200,339
100,000		BNP Paribas	5.000	01/15/21	100,935
100,000		Canadian Imperial Bank of Commerce	1.450	09/13/13	99,630
125,000		Canadian Imperial Bank of Commerce	2.350	12/11/15	121,254
250,000		Capital One Bank USA NA	6.500	06/13/13	271,965
60,000		Capital One Bank USA NA	8.800	07/15/19	75,442
200,000		Capital One Financial Corp	7.380	05/23/14	229,559
50,000		Charles Schwab Corp	4.950	06/01/14	54,330
3,065,000		Citigroup Funding, Inc	2.000	03/30/12	3,108,353

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$850,000		Citigroup Funding, Inc	2.250%	12/10/12	$871,441
20,000		CME Group, Inc	5.750	02/15/14	22,133
770,000		Credit Suisse	5.000	05/15/13	822,048
930,000		Credit Suisse	5.500	05/01/14	1,019,379
710,000		Credit Suisse	5.300	08/13/19	746,332
110,000		Credit Suisse	4.380	08/05/20	107,444
300,000		Credit Suisse AG	5.400	01/14/20	302,993
155,000		Digital Realty Trust LP	4.500	07/15/15	159,201
90,000		Eaton Vance Corp	6.500	10/02/17	101,941
50,000		European Bank for Reconstruction & Development	3.630	06/17/13	53,128
50,000		European Bank for Reconstruction & Development	1.630	09/03/15	48,739
500,000		European Bank for Reconstruction & Development	2.500	03/15/16	497,011
125,000		Franklin Resources, Inc	3.130	05/20/15	127,945
120,000		General Electric Capital Corp	3.000	12/09/11	122,237
945,000		General Electric Capital Corp	2.200	06/08/12	964,476
1,025,000		General Electric Capital Corp	2.130	12/21/12	1,049,214
1,435,000		General Electric Capital Corp	1.880	09/16/13	1,434,507
2,085,000		General Electric Capital Corp	5.500	06/04/14	2,280,149
105,000		General Electric Capital Corp	3.500	06/29/15	107,325
400,000		General Electric Capital Corp	2.250	11/09/15	384,267
125,000		General Electric Capital Corp	5.630	09/15/17	135,641
630,000		General Electric Capital Corp	5.500	01/08/20	666,551
805,000		General Electric Capital Corp	4.380	09/16/20	782,299
250,000		General Electric Capital Corp	4.630	01/07/21	246,206
300,000		General Electric Capital Corp	5.300	02/11/21	304,701
425,000		General Electric Capital Corp	6.750	03/15/32	467,007
200,000		General Electric Capital Corp	5.880	01/14/38	197,455
527,000		General Electric Capital Corp	6.880	01/10/39	588,128
2,460,000		GMAC, Inc	2.200	12/19/12	2,520,112
340,000	i	Goldman Sachs Capital II	5.790	12/30/49	293,250
615,000		Goldman Sachs Group, Inc	3.250	06/15/12	635,352
225,000		Goldman Sachs Group, Inc	3.630	08/01/12	232,034
510,000		Goldman Sachs Group, Inc	5.700	09/01/12	540,472
130,000		Goldman Sachs Group, Inc	3.700	08/01/15	130,959
875,000		Goldman Sachs Group, Inc	3.630	02/07/16	866,732
50,000		Goldman Sachs Group, Inc	5.950	01/18/18	53,690
60,000		Goldman Sachs Group, Inc	6.150	04/01/18	65,051
1,195,000		Goldman Sachs Group, Inc	7.500	02/15/19	1,388,093
2,055,000		Goldman Sachs Group, Inc	5.380	03/15/20	2,086,513
400,000		Goldman Sachs Group, Inc	6.000	06/15/20	422,850
65,000		Goldman Sachs Group, Inc	6.450	05/01/36	63,568
300,000		Goldman Sachs Group, Inc	6.250	02/01/41	298,757
55,000		HSBC Finance Corp	7.000	05/15/12	58,497
675,000		HSBC Finance Corp	6.380	11/27/12	726,406
80,000		HSBC Finance Corp	4.750	07/15/13	85,327
432,000	g	HSBC Finance Corp	6.680	01/15/21	448,410
30,000		International Finance Corp	3.000	04/22/14	31,338
380,000		Jefferies Group, Inc	3.880	11/09/15	379,180
25,000		Jefferies Group, Inc	8.500	07/15/19	29,492
635,000		Kreditanstalt fuer Wiederaufbau	3.500	05/16/13	667,640
1,000,000		Kreditanstalt fuer Wiederaufbau	1.380	01/13/14	1,000,374
3,000,000		Kreditanstalt fuer Wiederaufbau	1.250	10/26/15	2,866,800

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Kreditanstalt fuer Wiederaufbau	4.880%	01/17/17	$110,773
1,105,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	1,194,533
1,175,000		Kreditanstalt fuer Wiederaufbau	4.000	01/27/20	1,213,399
125,000		Landwirtschaftliche Rentenbank	4.130	07/15/13	133,350
1,025,000		Landwirtschaftliche Rentenbank	5.130	02/01/17	1,148,604
53,000		Lazard Group LLC	7.130	05/15/15	58,225
85,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	9
200,000		Lloyds TSB Bank plc	4.880	01/21/16	206,225
250,000		Lloyds TSB Bank plc	6.380	01/21/21	260,524
200,000		Merril Lynch & Co, Inc	6.220	09/15/26	198,855
500,000		Merrill Lynch & Co, Inc	6.050	05/16/16	528,445
360,000		Merrill Lynch & Co, Inc	6.400	08/28/17	392,428
1,050,000		Merrill Lynch & Co, Inc	6.880	04/25/18	1,166,227
100,000		Morgan Stanley	3.250	12/01/11	101,995
300,000		Morgan Stanley	6.600	04/01/12	317,202
400,000		Morgan Stanley	1.950	06/20/12	407,318
150,000		Morgan Stanley	4.750	04/01/14	156,302
1,100,000		Morgan Stanley	6.000	05/13/14	1,196,635
520,000		Morgan Stanley	6.000	04/28/15	566,335
970,000		Morgan Stanley	5.450	01/09/17	1,022,576
150,000		Morgan Stanley	5.550	04/27/17	157,777
245,000		Morgan Stanley	5.950	12/28/17	263,164
796,000		Morgan Stanley	7.300	05/13/19	895,308
100,000		Morgan Stanley	5.630	09/23/19	102,134
590,000		Morgan Stanley	5.500	01/26/20	592,567
200,000		Morgan Stanley	5.750	01/25/21	201,859
320,000		NASDAQ OMX Group, Inc	4.000	01/15/15	317,758
220,000		NASDAQ OMX Group, Inc	5.550	01/15/20	215,438
445,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	485,531
150,000		National Rural Utilities Cooperative Finance Corp	3.880	09/16/15	156,627
285,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	389,132
260,000		Nomura Holdings, Inc	4.130	01/19/16	257,249
30,000		Nomura Holdings, Inc	6.700	03/04/20	31,956
40,000		NYSE Euronext	4.800	06/28/13	42,670
150,000		Oesterreichische Kontrollbank AG.	3.630	06/17/13	158,057
1,000,000		Oesterreichische Kontrollbank AG.	1.380	01/21/14	997,920
100,000		ORIX Corp	5.000	01/12/16	102,200
165,000		PACCAR Financial Corp	2.050	06/17/13	166,791
300,000		Principal Life Income Funding Trusts	5.300	04/24/13	322,788
240,000		Rabobank Nederland NV	2.130	10/13/15	231,570
100,000		Rabobank Nederland NV	4.500	01/11/21	100,692
200,000		Royal Bank of Canada	2.100	07/29/13	204,030
100,000		Royal Bank of Canada	1.130	01/15/14	98,523
35,000		Royal Bank of Canada	2.630	12/15/15	34,883
150,000		Royal Bank of Scotland plc	3.400	08/23/13	153,434
50,000		Royal Bank of Scotland plc	4.880	03/16/15	51,969
500,000		Royal Bank of Scotland plc	3.950	09/21/15	500,379
100,000		Royal Bank of Scotland plc	4.380	03/16/16	100,635
100,000		Royal Bank of Scotland plc	5.630	08/24/20	99,784
200,000		Santander UK plc	7.950	10/26/29	211,658
80,000		SLM Corp	5.380	01/15/13	83,212
25,000		SLM Corp	5.050	11/14/14	25,236

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$150,000	SLM Corp	6.250%	01/25/16	$156,375
680,000	SLM Corp	8.450	06/15/18	761,600
790,000	State Street Corp	2.150	04/30/12	803,960
150,000	State Street Corp	4.300	05/30/14	160,681
150,000	TD Ameritrade Holding Corp	4.150	12/01/14	156,152
92,000	Telefonica Europe BV	8.250	09/15/30	111,148
100,000	Textron, Inc	5.600	12/01/17	104,490
50,000	Toyota Motor Credit Corp	1.380	08/12/13	49,813
250,000	Toyota Motor Credit Corp	3.200	06/17/15	254,152
200,000	Toyota Motor Credit Corp	2.800	01/11/16	199,186
200,000	UBS AG.	2.250	01/28/14	200,376
80,000	UBS AG.	5.750	04/25/18	86,184
1,125,000	UBS AG.	4.880	08/04/20	1,134,325
250,000	Unilever Capital Corp	4.800	02/15/19	267,648
250,000	Unilever Capital Corp	4.250	02/10/21	253,529
30,000	Unilever Capital Corp	5.900	11/15/32	33,254

	TOTAL DIVERSIFIED FINANCIALS			65,440,440

ENERGY - 1.8%
650,000	Anadarko Petroleum Corp	5.950	09/15/16	706,799
100,000	Anadarko Petroleum Corp	6.380	09/15/17	110,070
165,000	Anadarko Petroleum Corp	8.700	03/15/19	202,103
325,000	Anadarko Petroleum Corp	6.200	03/15/40	313,981
133,000	Apache Corp	6.000	01/15/37	140,574
480,000	Apache Corp	5.100	09/01/40	446,216
215,000	Baker Hughes, Inc	5.130	09/15/40	203,900
50,000	BJ Services Co	5.750	06/01/11	50,419
395,000	BP Capital Markets plc	3.880	03/10/15	410,156
590,000	BP Capital Markets plc	3.130	10/01/15	593,298
150,000	BP Capital Markets plc	3.200	03/11/16	149,338
150,000	BP Capital Markets plc	4.740	03/11/21	150,280
100,000	Buckeye Partners LP	4.880	02/01/21	99,335
375,000	Burlington Resources Finance Co	7.200	08/15/31	453,515
200,000	Canadian Natural Resources Ltd	5.700	05/15/17	223,766
75,000	Canadian Natural Resources Ltd	5.900	02/01/18	84,700
250,000	Canadian Natural Resources Ltd	6.250	03/15/38	269,240
45,000	Cenovus Energy, Inc	4.500	09/15/14	48,320
150,000	Cenovus Energy, Inc	5.700	10/15/19	166,508
100,000	Cenovus Energy, Inc	6.750	11/15/39	111,699
500,000	Chevron Corp	3.950	03/03/14	534,696
1,005,000	ConocoPhillips	4.600	01/15/15	1,095,282
385,000	ConocoPhillips	6.500	02/01/39	438,288
300,000	Devon Energy Corp	7.950	04/15/32	389,137
100,000	Diamond Offshore Drilling, Inc	5.880	05/01/19	109,785
150,000	Ecopetrol S.A.	7.630	07/23/19	172,875
295,000	Enbridge Energy Partners LP	5.200	03/15/20	306,667
20,000	EnCana Corp	6.500	05/15/19	23,352
315,000	EnCana Corp	6.630	08/15/37	340,085
200,000	EnCana Holdings Finance Corp	5.800	05/01/14	221,769
100,000	Ensco plc	4.700	03/15/21	99,261
110,000	Enterprise Products Operating LLC	4.600	08/01/12	114,470
40,000	Enterprise Products Operating LLC	5.600	10/15/14	44,191

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$145,000		Enterprise Products Operating LLC	5.000%	03/01/15	$155,249
235,000		Enterprise Products Operating LLC	6.300	09/15/17	264,951
130,000		Enterprise Products Operating LLC	6.500	01/31/19	147,755
480,000		Enterprise Products Operating LLC	6.130	10/15/39	477,744
100,000		EOG Resources, Inc	2.500	02/01/16	97,632
440,000		EOG Resources, Inc	4.100	02/01/21	425,992
50,000		EQT Corp	6.500	04/01/18	54,366
200,000		Halliburton Co	6.150	09/15/19	229,780
100,000		Halliburton Co	7.450	09/15/39	126,334
275,000		Hess Corp	8.130	02/15/19	345,222
540,000		Hess Corp	5.600	02/15/41	515,879
30,000		Husky Energy, Inc	6.250	06/15/12	31,781
30,000		Husky Energy, Inc	7.250	12/15/19	35,514
130,000		Husky Energy, Inc	6.800	09/15/37	143,181
25,000		Magellan Midstream Partners LP	4.250	02/01/21	24,391
155,000		Marathon Oil Corp	6.600	10/01/37	170,111
200,000	g	Marathon Petroleum Corp	3.500	03/01/16	200,525
250,000	g	Marathon Petroleum Corp	5.130	03/01/21	251,996
274,000		Nabors Industries, Inc	9.250	01/15/19	345,391
285,000		Nexen, Inc	6.400	05/15/37	284,688
50,000		Noble Energy, Inc	8.250	03/01/19	62,905
25,000		NuStar Logistics LP	4.800	09/01/20	24,591
350,000		Occidental Petroleum Corp	2.500	02/01/16	346,426
185,000		Pemex Project Funding Master Trust	5.750	03/01/18	195,730
580,000		Pemex Project Funding Master Trust	6.630	06/15/35	581,806
350,000		Petrobras International Finance Co	3.880	01/27/16	352,340
47,000		Petrobras International Finance Co	6.130	10/06/16	52,083
625,000		Petrobras International Finance Co	7.880	03/15/19	733,802
100,000		Petrobras International Finance Co	5.750	01/20/20	103,163
375,000		Petrobras International Finance Co	6.880	01/20/40	392,701
75,000		Petro-Canada	6.800	05/15/38	83,218
505,000		Petroleos Mexicanos	4.880	03/15/15	537,825
80,000		Petroleos Mexicanos	8.000	05/03/19	96,080
475,000		Petroleos Mexicanos	6.000	03/05/20	504,213
300,000		Plains All American Pipeline LP	5.000	02/01/21	300,892
320,000		SEACOR Holdings, Inc	7.380	10/01/19	340,404
50,000		Shell International Finance BV	4.950	03/22/12	52,177
340,000		Shell International Finance BV	3.100	06/28/15	348,395
705,000		Shell International Finance BV	4.300	09/22/19	725,973
80,000		Shell International Finance BV	4.380	03/25/20	82,583
171,000		Shell International Finance BV	6.380	12/15/38	193,246
210,000		Statoil ASA	2.900	10/15/14	216,689
150,000		Statoil ASA	3.130	08/17/17	148,322
50,000		Statoil ASA	5.250	04/15/19	54,599
200,000		Statoil ASA	5.100	08/17/40	191,824
350,000		Suncor Energy, Inc	6.100	06/01/18	395,230
300,000		Suncor Energy, Inc	6.500	06/15/38	323,856
25,000		Sunoco, Inc	5.750	01/15/17	26,585
25,000		Talisman Energy, Inc	7.750	06/01/19	30,505
250,000		Talisman Energy, Inc	3.750	02/01/21	232,520
70,000		TransCanada Pipelines Ltd	4.000	06/15/13	73,989
340,000		TransCanada Pipelines Ltd	5.850	03/15/36	345,912

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$69,000	TransCanada Pipelines Ltd	7.630%	01/15/39	$85,507
93,000	Transocean, Inc	6.000	03/15/18	100,410
400,000	Transocean, Inc	6.500	11/15/20	441,015
165,000	Vale Overseas Ltd	6.250	01/23/17	183,666
445,000	Vale Overseas Ltd	4.630	09/15/20	434,050
464,000	Vale Overseas Ltd	6.880	11/21/36	494,096
25,000	Valero Energy Corp	6.880	04/15/12	26,428
680,000	Valero Energy Corp	6.130	02/01/20	735,467
30,000	Valero Energy Corp	7.500	04/15/32	33,046
440,000	Weatherford Bermuda Holdings Ltd	5.130	09/15/20	436,899
60,000	Weatherford Bermuda Holdings Ltd	6.750	09/15/40	62,195
50,000	Weatherford International Ltd	9.630	03/01/19	63,679
300,000	XTO Energy, Inc	6.250	08/01/17	354,653

	TOTAL ENERGY			24,754,252

FOOD & STAPLES RETAILING - 0.2%
250,000	CVS Caremark Corp	3.250	05/18/15	253,953
225,000	CVS Caremark Corp	5.750	06/01/17	247,835
75,000	CVS Caremark Corp	6.600	03/15/19	86,031
185,000	CVS Caremark Corp	4.750	05/18/20	188,836
100,000	CVS Caremark Corp	6.130	09/15/39	101,829
95,000	Delhaize Group S.A.	5.880	02/01/14	103,721
105,000	Delhaize Group S.A.	6.500	06/15/17	118,100
35,000	Delhaize Group S.A.	5.700	10/01/40	31,984
85,000	Kroger Co	5.000	04/15/13	90,819
300,000	Kroger Co	6.400	08/15/17	345,170
55,000	Kroger Co	6.800	12/15/18	63,781
45,000	Kroger Co	6.150	01/15/20	50,749
100,000	Kroger Co	6.900	04/15/38	112,690
39,000	Safeway, Inc	6.350	08/15/17	43,597
25,000	Safeway, Inc	5.000	08/15/19	25,848
240,000	Safeway, Inc	3.950	08/15/20	227,006
50,000	Starbucks Corp	6.250	08/15/17	56,413
50,000	SYSCO Corp	5.250	02/12/18	54,709
100,000	SYSCO Corp	5.380	09/21/35	103,464
150,000	Walgreen Co	4.880	08/01/13	162,530

	TOTAL FOOD & STAPLES RETAILING			2,469,065

FOOD, BEVERAGE & TOBACCO - 1.0%
50,000	Altria Group, Inc	4.130	09/11/15	51,981
830,000	Altria Group, Inc	9.250	08/06/19	1,083,209
155,000	Altria Group, Inc	10.200	02/06/39	219,911
316,000	Anheuser-Busch Cos, Inc	5.500	01/15/18	346,813
600,000	Anheuser-Busch InBev Worldwide, Inc	2.500	03/26/13	612,181
150,000	Anheuser-Busch InBev Worldwide, Inc	2.880	02/15/16	148,884
500,000	Anheuser-Busch InBev Worldwide, Inc	5.380	01/15/20	536,650
190,000	Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	198,704
385,000	Anheuser-Busch InBev Worldwide, Inc	6.380	01/15/40	431,547
100,000	Archer-Daniels-Midland Co	5.450	03/15/18	111,162
190,000	Archer-Daniels-Midland Co	5.940	10/01/32	204,855
520,000	Bottling Group LLC	6.950	03/15/14	598,909
50,000	Bottling Group LLC	5.130	01/15/19	54,771

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$100,000	Bunge Ltd	4.100%	03/15/16	$100,249
100,000	Bunge Ltd	8.500	06/15/19	118,747
150,000	Campbell Soup Co	5.000	12/03/12	160,280
25,000	Campbell Soup Co	3.050	07/15/17	25,078
325,000	Coca-Cola Co	1.500	11/15/15	311,063
260,000	Coca-Cola Co	3.150	11/15/20	241,910
235,000	Coca-Cola Enterprises, Inc	4.250	03/01/15	252,429
150,000	Coca-Cola Enterprises, Inc	2.130	09/15/15	145,857
175,000	ConAgra Foods, Inc	7.000	04/15/19	198,526
350,000	Diageo Capital plc	5.500	09/30/16	389,813
325,000	Diageo Capital plc	5.750	10/23/17	364,304
190,000	Dr Pepper Snapple Group, Inc	6.120	05/01/13	207,374
100,000	Dr Pepper Snapple Group, Inc	2.900	01/15/16	99,159
230,000	Fortune Brands, Inc	5.380	01/15/16	244,232
235,000	General Mills, Inc	5.250	08/15/13	255,360
125,000	General Mills, Inc	5.200	03/17/15	137,290
210,000	General Mills, Inc	5.650	02/15/19	232,773
150,000	Hershey Co	4.130	12/01/20	150,291
50,000	HJ Heinz Co	5.350	07/15/13	54,309
100,000	HJ Heinz Finance Co	6.750	03/15/32	113,137
225,000	Kellogg Co	5.130	12/03/12	240,032
200,000	Kellogg Co	4.000	12/15/20	195,739
100,000	Kellogg Co	7.450	04/01/31	124,593
20,000	Kraft Foods, Inc	6.250	06/01/12	21,215
200,000	Kraft Foods, Inc	2.630	05/08/13	204,689
103,000	Kraft Foods, Inc	6.500	08/11/17	117,456
250,000	Kraft Foods, Inc	6.130	02/01/18	279,465
950,000	Kraft Foods, Inc	5.380	02/10/20	1,002,958
345,000	Kraft Foods, Inc	6.500	02/09/40	368,489
170,000	Lorillard Tobacco Co	6.880	05/01/20	183,862
85,000	PepsiAmericas, Inc	5.750	07/31/12	90,586
45,000	PepsiAmericas, Inc	4.380	02/15/14	48,264
245,000	PepsiCo, Inc	0.880	10/25/13	242,269
40,000	PepsiCo, Inc	7.900	11/01/18	50,771
100,000	PepsiCo, Inc	4.500	01/15/20	104,336
400,000	PepsiCo, Inc	3.130	11/01/20	368,716
210,000	PepsiCo, Inc	4.880	11/01/40	196,561
285,000	Philip Morris International, Inc	4.880	05/16/13	305,610
350,000	Philip Morris International, Inc	5.650	05/16/18	389,620
140,000	Philip Morris International, Inc	6.380	05/16/38	157,361
200,000	Reynolds American, Inc	7.250	06/01/13	223,714
50,000	Reynolds American, Inc	6.750	06/15/17	57,178
65,000	Reynolds American, Inc	7.250	06/15/37	68,794
25,000	Sara Lee Corp	3.880	06/15/13	25,959
150,000	Sara Lee Corp	4.100	09/15/20	143,527
40,000	UST, Inc	6.630	07/15/12	42,410

	TOTAL FOOD, BEVERAGE & TOBACCO			13,655,932

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
50,000	Allergan, Inc	3.380	09/15/20	46,810
200,000	Baxter International, Inc	5.900	09/01/16	230,405
120,000	Baxter International, Inc	4.500	08/15/19	125,003

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$16,000	Baxter International, Inc	6.250%	12/01/37	$18,155
25,000	Becton Dickinson & Co	5.000	05/15/19	26,932
150,000	Becton Dickinson & Co	3.250	11/12/20	139,845
100,000	Cardinal Health, Inc	4.630	12/15/20	99,461
100,000	CareFusion Corp	6.380	08/01/19	111,784
100,000	Coventry Health Care, Inc	6.300	08/15/14	106,214
25,000	Covidien International	5.450	10/15/12	26,641
200,000	Covidien International Finance S.A.	6.000	10/15/17	227,938
100,000	Covidien International Finance S.A.	6.550	10/15/37	113,829
225,000	Express Scripts	6.250	06/15/14	249,963
200,000	Laboratory Corp of America Holdings	3.130	05/15/16	199,118
80,000	McKesson Corp	3.250	03/01/16	80,577
25,000	McKesson Corp	5.700	03/01/17	27,688
30,000	McKesson Corp	4.750	03/01/21	30,425
100,000	McKesson Corp	6.000	03/01/41	103,542
250,000	Medco Health Solutions, Inc	2.750	09/15/15	247,415
50,000	Medco Health Solutions, Inc	7.130	03/15/18	58,311
205,000	Medtronic, Inc	4.750	09/15/15	224,376
50,000	Medtronic, Inc	5.600	03/15/19	55,553
355,000	Medtronic, Inc	4.450	03/15/20	363,682
135,000	Quest Diagnostics, Inc	6.400	07/01/17	152,060
20,000	St. Jude Medical, Inc	3.750	07/15/14	21,011
150,000	St. Jude Medical, Inc	2.500	01/15/16	147,203
250,000	Stryker Corp	3.000	01/15/15	256,178
90,000	Stryker Corp	4.380	01/15/20	92,473
165,000	Thermo Fisher Scientific, Inc	5.000	06/01/15	179,946
155,000	Thermo Fisher Scientific, Inc	4.700	05/01/20	160,154
106,000	Zimmer Holdings, Inc	5.750	11/30/39	107,942

	TOTAL HEALTH CARE EQUIPMENT & SERVICES			4,030,634

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
100,000	Avon Products, Inc	5.630	03/01/14	109,382
110,000	Clorox Co	5.450	10/15/12	116,773
60,000	Colgate-Palmolive Co	6.450	06/16/28	66,551
25,000	Procter & Gamble Co	3.500	02/15/15	26,306
725,000	Procter & Gamble Co	4.700	02/15/19	786,029
125,000	Procter & Gamble Co	5.550	03/05/37	133,595

	TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,238,636

INSURANCE - 1.0%
285,000	ACE INA Holdings, Inc	5.880	06/15/14	316,357
100,000	ACE INA Holdings, Inc	2.600	11/23/15	97,185
25,000	ACE INA Holdings, Inc	5.800	03/15/18	27,490
200,000	Aegon NV	4.630	12/01/15	207,650
200,000	Aetna, Inc	6.500	09/15/18	230,115
140,000	Aetna, Inc	6.630	06/15/36	154,702
30,000	Aflac, Inc	3.450	08/15/15	30,128
300,000	Aflac, Inc	8.500	05/15/19	362,661
125,000	Aflac, Inc	6.900	12/17/39	131,137
400,000	Allstate Corp	7.450	05/16/19	475,134
75,000	Allstate Corp	5.550	05/09/35	73,223
200,000	Allstate Life Global Funding Trusts	5.380	04/30/13	215,774

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$450,000	American Financial Group, Inc	9.880%	06/15/19	$550,106
151,000	American International Group, Inc	4.250	05/15/13	156,004
600,000	American International Group, Inc	3.650	01/15/14	610,283
250,000	American International Group, Inc	8.250	08/15/18	292,385
300,000	American International Group, Inc	6.400	12/15/20	320,188
400,000	American International Group, Inc	6.250	03/15/37	366,000
50,000	AON Corp	5.000	09/30/20	50,544
100,000	AON Corp	8.210	01/01/27	111,073
170,000	AXA S.A.	8.600	12/15/30	201,090
50,000	Axis Specialty Finance	5.880	06/01/20	50,298
333,000	Berkshire Hathaway Finance Corp	4.850	01/15/15	363,306
300,000	Berkshire Hathaway Finance Corp	2.450	12/15/15	298,104
150,000	Berkshire Hathaway Finance Corp	5.400	05/15/18	165,152
100,000	Boardwalk Pipelines LP	5.750	09/15/19	106,386
40,000	Chubb Corp	5.750	05/15/18	44,405
250,000	Chubb Corp	6.000	05/11/37	261,853
140,000	CIGNA Corp	5.130	06/15/20	145,934
100,000	CIGNA Corp	4.500	03/15/21	98,444
40,000	CNA Financial Corp	6.500	08/15/16	43,654
200,000	CNA Financial Corp	5.750	08/15/21	204,763
35,000	Genworth Financial, Inc	4.950	10/01/15	35,083
260,000	Genworth Financial, Inc	7.200	02/15/21	258,217
375,000	Hartford Financial Services Group, Inc	4.000	03/30/15	380,691
130,000	Hartford Financial Services Group, Inc	6.630	03/30/40	131,766
100,000	Humana, Inc	6.450	06/01/16	110,682
30,000	Lincoln National Corp	6.150	04/07/36	30,894
150,000	Lincoln National Corp	7.000	06/15/40	171,215
100,000	Marsh & McLennan Cos, Inc	5.380	07/15/14	108,163
25,000	Marsh & McLennan Cos, Inc	9.250	04/15/19	31,859
32,000	Metlife, Inc	5.380	12/15/12	34,160
80,000	Metlife, Inc	5.000	06/15/15	86,142
575,000	Metlife, Inc	6.750	06/01/16	664,667
50,000	Metlife, Inc	4.750	02/08/21	50,114
50,000	Metlife, Inc	6.380	06/15/34	54,401
205,000	Metlife, Inc	5.700	06/15/35	204,547
130,000	Metlife, Inc	5.880	02/06/41	131,074
20,000	Nationwide Financial Services	6.750	05/15/37	18,550
100,000	PartnerRe Ltd	5.500	06/01/20	100,106
130,000	Principal Financial Group, Inc	8.880	05/15/19	165,235
120,000	Progressive Corp	6.250	12/01/32	126,342
100,000	Protective Life Corp	7.380	10/15/19	111,267
295,000	Prudential Financial, Inc	5.100	09/20/14	317,060
200,000	Prudential Financial, Inc	4.750	09/17/15	212,948
60,000	Prudential Financial, Inc	6.100	06/15/17	66,018
320,000	Prudential Financial, Inc	7.380	06/15/19	375,717
250,000	Prudential Financial, Inc	6.200	11/15/40	259,704
20,000	Transatlantic Holdings, Inc	8.000	11/30/39	21,003
310,000	Travelers Cos, Inc	5.800	05/15/18	340,917
130,000	Travelers Cos, Inc	5.900	06/02/19	143,784
100,000	Travelers Cos, Inc	5.350	11/01/40	95,157
100,000	UnitedHealth Group, Inc	5.380	03/15/16	110,160
324,000	UnitedHealth Group, Inc	6.000	02/15/18	360,366

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		UnitedHealth Group, Inc	4.700%	02/15/21	$202,194
65,000		UnitedHealth Group, Inc	6.630	11/15/37	70,452
250,000		UnitedHealth Group, Inc	6.880	02/15/38	280,431
100,000		Unitrin, Inc	6.000	11/30/15	104,575
110,000		Unum Group	5.630	09/15/20	111,776
400,000		WellPoint, Inc	5.880	06/15/17	448,668
220,000		WellPoint, Inc	5.850	01/15/36	221,993
312,000		Willis North America, Inc	6.200	03/28/17	332,512
165,000		WR Berkley Corp	5.380	09/15/20	165,905
150,000		XL Capital Ltd	6.380	11/15/24	156,021

		TOTAL INSURANCE			14,164,064

MATERIALS - 0.9%
40,000		3M Co	4.650	12/15/12	42,483
100,000		3M Co	4.380	08/15/13	107,927
90,000		3M Co	5.700	03/15/37	97,998
100,000		Agrium, Inc	6.750	01/15/19	115,656
90,000		Air Products & Chemicals, Inc	4.150	02/01/13	93,748
80,000		Airgas, Inc	4.500	09/15/14	83,573
200,000		Alcoa, Inc	5.550	02/01/17	211,491
360,000		Alcoa, Inc	6.150	08/15/20	380,420
50,000		Alcoa, Inc	5.870	02/23/22	51,167
100,000		Allegheny Technologies, Inc	5.950	01/15/21	105,289
100,000		AngloGold Ashanti Holdings plc	5.380	04/15/20	101,433
120,000		ArcelorMittal	3.750	08/05/15	121,187
140,000		ArcelorMittal	9.850	06/01/19	177,625
320,000		ArcelorMittal	7.000	10/15/39	320,856
357,000		ArcelorMittal USA, Inc	6.500	04/15/14	393,349
180,000		Barrick Australian Finance Pty Ltd	5.950	10/15/39	185,646
50,000		Barrick Gold Corp	6.950	04/01/19	59,797
250,000		Barrick Gold Financeco LLC	6.130	09/15/13	277,256
110,000		Bemis Co, Inc	5.650	08/01/14	119,623
20,000		Celulosa Arauco y Constitucion S.A.	5.630	04/20/15	21,393
100,000	g	Celulosa Arauco y Constitucion S.A.	5.000	01/21/21	98,668
50,000		Cliffs Natural Resources, Inc	4.800	10/01/20	49,363
200,000		Cliffs Natural Resources, Inc	4.880	04/01/21	197,274
25,000		Clorox Co	5.000	01/15/15	27,002
100,000		Clorox Co	3.550	11/01/15	102,375
100,000		Commercial Metals Co	6.500	07/15/17	102,496
25,000		Corning, Inc	4.250	08/15/20	24,770
150,000		Dow Chemical Co	4.850	08/15/12	157,135
80,000		Dow Chemical Co	5.900	02/15/15	88,669
591,000		Dow Chemical Co	8.550	05/15/19	747,049
500,000		Dow Chemical Co	4.250	11/15/20	477,517
165,000		Eastman Chemical Co	5.500	11/15/19	172,822
300,000		EI Du Pont de Nemours & Co	4.130	03/06/13	315,229
90,000		EI Du Pont de Nemours & Co	5.250	12/15/16	100,288
820,000		EI Du Pont de Nemours & Co	4.630	01/15/20	848,362
50,000		Freeport-McMoRan Copper & Gold, Inc	8.250	04/01/15	52,125
295,000		Freeport-McMoRan Copper & Gold, Inc	8.380	04/01/17	325,238
100,000		Hubbell, Inc	3.630	11/15/22	93,009
300,000		International Paper Co	7.950	06/15/18	360,923

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$44,000		International Paper Co	9.380%	05/15/19	$56,635
30,000		International Paper Co	7.500	08/15/21	35,207
170,000		International Paper Co	7.300	11/15/39	190,190
330,000		Kimberly-Clark Corp	6.250	07/15/18	387,280
25,000		Kimberly-Clark Corp	3.630	08/01/20	24,543
100,000		Kimberly-Clark Corp	3.880	03/01/21	98,737
100,000		Lafarge S.A.	6.500	07/15/16	105,918
92,000		Lubrizol Corp	8.880	02/01/19	118,243
98,000		Newmont Mining Corp	5.880	04/01/35	99,071
135,000		Newmont Mining Corp	6.250	10/01/39	143,123
100,000		Nucor Corp	5.750	12/01/17	113,156
30,000		Nucor Corp	5.850	06/01/18	34,202
100,000		Nucor Corp	4.130	09/15/22	96,672
50,000		Owens Corning	9.000	06/15/19	59,093
50,000		Packaging Corp of America	5.750	08/01/13	53,577
100,000		Plum Creek Timberlands LP	4.700	03/15/21	96,303
350,000		Potash Corp of Saskatchewan, Inc	4.880	03/30/20	362,912
50,000		PPG Industries, Inc	6.650	03/15/18	58,202
150,000		PPG Industries, Inc	3.600	11/15/20	141,234
405,000		Praxair, Inc	5.250	11/15/14	452,347
40,000		Praxair, Inc	3.250	09/15/15	41,478
200,000		Rio Tinto Alcan, Inc	4.500	05/15/13	212,420
400,000		Rio Tinto Finance USA Ltd	6.500	07/15/18	460,556
570,000		Rio Tinto Finance USA Ltd	3.500	11/02/20	531,354
200,000		Rohm and Haas Co	6.000	09/15/17	220,803
180,000		Southern Copper Corp	6.750	04/16/40	180,932
150,000		Teck Resources Ltd	9.750	05/15/14	182,243
50,000		Teck Resources Ltd	3.850	08/15/17	50,051
250,000		Teck Resources Ltd	4.500	01/15/21	249,319
140,000	g	Xstrata Finance Canada Ltd	5.800	11/15/16	155,059

		TOTAL MATERIALS			12,419,091

MEDIA - 0.7%
50,000		CBS Corp	5.750	04/15/20	52,883
445,000		CBS Corp	4.300	02/15/21	420,626
20,000		Comcast Cable Communications Holdings, Inc	8.380	03/15/13	22,540
450,000		Comcast Cable Communications LLC	8.880	05/01/17	563,046
475,000		Comcast Corp	5.300	01/15/14	517,121
595,000		Comcast Corp	5.150	03/01/20	619,372
129,000		Comcast Corp	7.050	03/15/33	144,079
345,000		Comcast Corp	5.650	06/15/35	324,301
100,000		Comcast Corp	6.950	08/15/37	108,868
280,000		Comcast Corp	6.400	03/01/40	286,779
300,000		COX Communications, Inc	4.630	06/01/13	318,434
35,000		COX Communications, Inc	5.450	12/15/14	38,629
50,000		DIRECTV Holdings LLC	4.750	10/01/14	53,839
600,000		DIRECTV Holdings LLC	3.550	03/15/15	613,058
185,000		DIRECTV Holdings LLC	5.200	03/15/20	190,542
145,000		DIRECTV Holdings LLC	6.000	08/15/40	138,863
200,000		Grupo Televisa S.A.	6.630	03/18/25	219,681
348,000		Historic TW, Inc	6.630	05/15/29	371,078
35,000	g	NBC Universal, Inc	3.650	04/30/15	35,932

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$435,000	g	NBC Universal, Inc	5.150%	04/30/20	$448,332
220,000	g	NBC Universal, Inc	4.380	04/01/21	210,626
95,000	g	NBC Universal, Inc	6.400	04/30/40	97,540
100,000		Omnicom Group, Inc	5.900	04/15/16	111,822
100,000		Omnicom Group, Inc	4.450	08/15/20	98,491
70,000		Time Warner Cable, Inc	6.750	07/01/18	79,521
510,000		Time Warner Cable, Inc	8.750	02/14/19	635,833
1,000,000		Time Warner Cable, Inc	8.250	04/01/19	1,218,228
175,000		Time Warner Cable, Inc	6.750	06/15/39	182,975
140,000		Time Warner Cable, Inc	5.880	11/15/40	131,551
490,000		Time Warner, Inc	3.150	07/15/15	496,243
128,000		Time Warner, Inc	5.880	11/15/16	142,801
150,000		Time Warner, Inc	4.750	03/29/21	149,010
285,000		Time Warner, Inc	6.500	11/15/36	292,984
200,000		Time Warner, Inc	6.100	07/15/40	195,759
150,000		Time Warner, Inc	6.250	03/29/41	149,033
406,000		Viacom, Inc	4.380	09/15/14	433,170
200,000		Viacom, Inc	6.880	04/30/36	218,999
100,000		WPP Finance UK	5.880	06/15/14	109,937

		TOTAL MEDIA			10,442,526

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
300,000		Abbott Laboratories	2.700	05/27/15	304,832
730,000		Abbott Laboratories	4.130	05/27/20	732,455
39,000		Abbott Laboratories	6.000	04/01/39	42,239
100,000		Abbott Laboratories	5.300	05/27/40	98,245
165,000		Agilent Technologies, Inc	2.500	07/15/13	166,470
300,000		Amgen, Inc	5.850	06/01/17	341,397
75,000		Amgen, Inc	4.500	03/15/20	76,662
150,000		Amgen, Inc	3.450	10/01/20	141,157
100,000		Amgen, Inc	6.400	02/01/39	110,900
150,000		Amgen, Inc	4.950	10/01/41	136,430
350,000		AstraZeneca plc	5.900	09/15/17	399,575
300,000		AstraZeneca plc	6.450	09/15/37	339,555
100,000		Biogen Idec, Inc	6.880	03/01/18	113,283
300,000		Bristol-Myers Squibb Co	5.450	05/01/18	333,673
103,000		Bristol-Myers Squibb Co	6.130	05/01/38	116,103
200,000		Eli Lilly & Co	4.200	03/06/14	214,388
75,000		Eli Lilly & Co	5.200	03/15/17	82,963
250,000		Eli Lilly & Co	5.550	03/15/37	258,047
125,000		Genentech, Inc	4.750	07/15/15	135,968
25,000		Genzyme Corp	3.630	06/15/15	25,971
100,000		Gilead Sciences, Inc	4.500	04/01/21	98,812
100,000		GlaxoSmithKline Capital, Inc	4.380	04/15/14	107,697
595,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	668,692
100,000		GlaxoSmithKline Capital, Inc	5.380	04/15/34	100,989
143,000		GlaxoSmithKline Capital, Inc	6.380	05/15/38	161,171
150,000		Hospira, Inc	6.050	03/30/17	166,230
370,000		Johnson & Johnson	3.800	05/15/13	391,747
175,000		Johnson & Johnson	5.850	07/15/38	194,759
180,000		Johnson & Johnson	4.500	09/01/40	164,911
185,000		Life Technologies Corp	3.380	03/01/13	190,023

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$115,000	Life Technologies Corp	3.500%	01/15/16	$114,641
385,000	Mead Johnson Nutrition Co	4.900	11/01/19	398,611
785,000	Merck & Co, Inc	6.000	09/15/17	905,595
50,000	Merck & Co, Inc	6.500	12/01/33	58,826
300,000	Novartis Capital Corp	4.130	02/10/14	320,815
445,000	Novartis Capital Corp	2.900	04/24/15	454,908
190,000	Novartis Capital Corp	4.400	04/24/20	196,538
610,000	Pfizer, Inc	6.200	03/15/19	702,935
200,000	Sanofi-Aventis S.A.	2.630	03/29/16	198,281
150,000	Sanofi-Aventis S.A.	4.000	03/29/21	147,525
240,000	Schering-Plough Corp	6.550	09/15/37	283,629
200,000	Teva Pharmaceutical Finance Co LLC	3.000	06/15/15	201,955
150,000	Teva Pharmaceutical Finance Co LLC	6.150	02/01/36	163,575
125,000	Watson Pharmaceuticals, Inc	5.000	08/15/14	134,413
500,000	Wyeth	5.500	02/15/16	559,491
400,000	Wyeth	6.450	02/01/24	466,388
320,000	Wyeth	5.950	04/01/37	342,097

	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			12,065,567

REAL ESTATE - 0.3%
165,000	AMB Property LP	4.500	08/15/17	166,553
100,000	AvalonBay Communities, Inc	3.950	01/15/21	96,537
115,000	BioMed Realty LP	6.130	04/15/20	121,552
25,000	Boston Properties LP	5.000	06/01/15	26,822
80,000	Boston Properties LP	5.880	10/15/19	86,867
25,000	Boston Properties LP	4.130	05/15/21	23,778
165,000	Boston Properties LP	2.880	02/15/37	167,063
115,000	Brandywine Operating Partnership LP	7.500	05/15/15	129,927
115,000	Brandywine Operating Partnership LP	5.700	05/01/17	119,120
75,000	Duke Realty LP	5.950	02/15/17	80,904
35,000	ERP Operating LP	5.250	09/15/14	38,076
300,000	ERP Operating LP	5.130	03/15/16	322,157
150,000	HCP, Inc	3.750	02/01/16	150,758
130,000	HCP, Inc	6.000	01/30/17	140,360
150,000	HCP, Inc	5.380	02/01/21	151,482
30,000	HCP, Inc	6.750	02/01/41	30,991
100,000	Health Care REIT, Inc	3.630	03/15/16	99,057
200,000	Health Care REIT, Inc	4.700	09/15/17	200,581
40,000	Health Care REIT, Inc	6.130	04/15/20	42,307
125,000	Highwoods Properties, Inc	5.850	03/15/17	133,033
50,000	Hospitality Properties Trust	5.130	02/15/15	51,893
50,000	HRPT Properties Trust	5.880	09/15/20	50,996
35,000	Kilroy Realty Corp	5.000	11/03/15	34,928
45,000	Kimco Realty Corp	5.700	05/01/17	48,858
220,000	Liberty Property LP	4.750	10/01/20	217,348
125,000	Mack-Cali Realty Corp	7.750	08/15/19	150,618
75,000	National Retail Properties, Inc	6.880	10/15/17	80,802
20,000	Nationwide Health Properties, Inc	6.250	02/01/13	21,368
105,000	ProLogis	7.630	08/15/14	120,137
34,000	ProLogis	6.630	05/15/18	36,828
40,000	Realty Income Corp	5.950	09/15/16	43,809
75,000	Realty Income Corp	5.750	01/15/21	78,948

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$175,000		Regency Centers LP	5.250%	08/01/15	$186,691
10,000		Regency Centers LP	5.880	06/15/17	10,958
88,000		Simon Property Group LP	5.100	06/15/15	95,954
45,000		Simon Property Group LP	5.250	12/01/16	48,929
240,000		Simon Property Group LP	10.350	04/01/19	330,807
290,000		Simon Property Group LP	4.380	03/01/21	283,716
100,000	g,i	USB Realty Corp	6.090	12/30/49	84,000
55,000		Ventas Realty LP	3.130	11/30/15	53,358
195,000		Washington Real Estate Investment Trust	4.950	10/01/20	197,726

		TOTAL REAL ESTATE			4,556,597

RETAILING - 0.5%
120,000		Advance Auto Parts, Inc	5.750	05/01/20	125,604
50,000		AutoZone, Inc	6.500	01/15/14	55,994
100,000		AutoZone, Inc	4.000	11/15/20	93,017
100,000		Best Buy Co, Inc	3.750	03/15/16	98,709
200,000		Cooper US, Inc	5.250	11/15/12	212,752
120,000		Costco Wholesale Corp	5.500	03/15/17	136,687
100,000		Family Dollar Stores, Inc	5.000	02/01/21	98,243
155,000		Home Depot, Inc	5.250	12/16/13	169,156
100,000		Home Depot, Inc	5.400	03/01/16	110,581
100,000		Home Depot, Inc	3.950	09/15/20	97,380
250,000		Home Depot, Inc	4.400	04/01/21	249,599
360,000		Home Depot, Inc	5.880	12/16/36	357,838
25,000		Kohl’s	6.250	12/15/17	28,643
100,000		Kohl’s Corp	6.880	12/15/37	114,196
200,000		Lowe’s Cos, Inc	2.130	04/15/16	195,193
200,000		Lowe’s Cos, Inc	3.750	04/15/21	193,172
175,000		Lowe’s Cos, Inc	5.500	10/15/35	175,937
250,000		Martin Marietta Materials, Inc	6.600	04/15/18	274,093
30,000		Nordstrom, Inc	4.750	05/01/20	30,982
100,000		Nordstrom, Inc	7.000	01/15/38	118,507
188,000		Staples, Inc	9.750	01/15/14	225,706
950,000		Target Corp	3.880	07/15/20	935,036
60,000		Target Corp	7.000	07/15/31	70,700
105,000		TJX Cos, Inc	6.950	04/15/19	125,293
100,000		Wal-Mart Stores, Inc	4.500	07/01/15	108,152
200,000		Wal-Mart Stores, Inc	1.500	10/25/15	191,340
300,000		Wal-Mart Stores, Inc	3.630	07/08/20	290,244
1,300,000		Wal-Mart Stores, Inc	3.250	10/25/20	1,214,319
69,000		Wal-Mart Stores, Inc	7.550	02/15/30	87,762
295,000		Wal-Mart Stores, Inc	5.250	09/01/35	288,381
60,000		Wal-Mart Stores, Inc	6.500	08/15/37	68,294
65,000		Wal-Mart Stores, Inc	5.630	04/01/40	66,265
195,000		Wal-Mart Stores, Inc	5.000	10/25/40	181,369

		TOTAL RETAILING			6,789,144

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
85,000		Analog Devices, Inc	5.000	07/01/14	92,381
55,000	g	Broadcom Corp	1.500	11/01/13	54,513
140,000	g	Broadcom Corp	2.380	11/01/15	135,237
110,000		National Semiconductor Corp	3.950	04/15/15	112,051

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			394,182

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SOFTWARE & SERVICES - 0.4%
$285,000		Adobe Systems, Inc	3.250%	02/01/15	$291,194
20,000		Adobe Systems, Inc	4.750	02/01/20	20,287
20,000		CA, Inc	6.130	12/01/14	22,162
100,000		CA, Inc	5.380	12/01/19	103,027
120,000		Computer Sciences Corp	6.500	03/15/18	130,393
100,000		Expedia, Inc	7.460	08/15/18	112,500
14,000		Fiserv, Inc	6.130	11/20/12	15,031
50,000		Fiserv, Inc	3.130	10/01/15	49,761
100,000		Fiserv, Inc	6.800	11/20/17	111,431
765,000		International Business Machines Corp	1.000	08/05/13	760,444
240,000		Microsoft Corp	0.880	09/27/13	238,289
25,000		Microsoft Corp	4.200	06/01/19	25,961
540,000		Microsoft Corp	3.000	10/01/20	501,354
150,000		Microsoft Corp	4.000	02/08/21	150,600
320,000		Oracle Corp	3.750	07/08/14	339,632
320,000		Oracle Corp	5.750	04/15/18	358,331
365,000	g	Oracle Corp	3.880	07/15/20	358,697
370,000		Oracle Corp	6.130	07/08/39	395,170
290,000		Symantec Corp	2.750	09/15/15	282,048

		TOTAL SOFTWARE & SERVICES			4,266,312

TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
75,000		Amphenol Corp	4.750	11/15/14	80,472
293,000		Cisco Systems, Inc	4.950	02/15/19	314,543
950,000		Cisco Systems, Inc	4.450	01/15/20	974,252
100,000		Cisco Systems, Inc	5.900	02/15/39	103,767
200,000		Dell, Inc	3.100	04/01/16	199,067
350,000		Dell, Inc	5.880	06/15/19	383,908
260,000		Discovery Communications LLC	5.050	06/01/20	270,817
100,000		Discovery Communications LLC	6.350	06/01/40	103,796
350,000		General Electric Co	5.000	02/01/13	372,892
400,000		General Electric Co	5.250	12/06/17	435,600
200,000		Harris Corp	4.400	12/15/20	199,205
405,000		Hewlett-Packard Co	2.950	08/15/12	416,197
325,000		Hewlett-Packard Co	4.750	06/02/14	353,392
400,000		Hewlett-Packard Co	2.130	09/13/15	392,245
200,000		Hewlett-Packard Co	3.750	12/01/20	192,139
100,000		International Business Machines Corp	4.750	11/29/12	106,273
300,000		International Business Machines Corp	2.000	01/05/16	291,867
400,000		International Business Machines Corp	7.000	10/30/25	492,886
103,000		International Business Machines Corp	5.600	11/30/39	107,676
85,000		International Game Technology	7.500	06/15/19	96,504
247,000		Koninklijke Philips Electronics NV	5.750	03/11/18	276,844
220,000		L-3 Communications Corp	5.200	10/15/19	229,474
200,000		Motorola, Inc	6.000	11/15/17	218,881
3,000		Motorola, Inc	6.500	09/01/25	3,157
120,000		Nokia Oyj	6.630	05/15/39	121,293
390,000		Pitney Bowes, Inc	4.750	01/15/16	404,991
225,000		Tyco Electronics Group S.A.	6.550	10/01/17	257,491

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$225,000		Xerox Corp	8.250%	05/15/14	$263,034
330,000		Xerox Corp	4.250	02/15/15	347,375
150,000		Xerox Corp	5.630	12/15/19	161,194

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			8,171,232

TELECOMMUNICATION SERVICES - 1.3%
100,000		America Movil SAB de C.V.	3.630	03/30/15	102,897
430,000		America Movil SAB de C.V.	5.000	03/30/20	443,371
190,000		America Movil SAB de C.V.	6.130	03/30/40	198,642
300,000		American Tower Corp	4.500	01/15/18	294,626
7,000		AT&T Corp	8.000	11/15/31	8,770
146,000		AT&T Mobility LLC	7.130	12/15/31	169,742
19,000		AT&T, Inc	5.880	08/15/12	20,247
1,265,000		AT&T, Inc	2.500	08/15/15	1,255,614
150,000		AT&T, Inc	5.800	02/15/19	166,618
470,000		AT&T, Inc	6.150	09/15/34	468,360
220,000		AT&T, Inc	6.500	09/01/37	227,980
875,000		AT&T, Inc	6.300	01/15/38	881,913
222,000	g	AT&T, Inc	5.350	09/01/40	198,855
690,000		BellSouth Corp	5.200	09/15/14	754,428
60,000		BellSouth Corp	6.880	10/15/31	65,268
140,000		BellSouth Corp	6.550	06/15/34	146,535
400,000		British Telecommunications plc	5.950	01/15/18	441,285
150,000		British Telecommunications plc	9.880	12/15/30	207,484
290,000		Cellco Partnership	5.550	02/01/14	318,432
565,000		Cellco Partnership	8.500	11/15/18	725,920
234,000		CenturyTel, Inc	7.600	09/15/39	250,662
450,000		Deutsche Telekom International Finance BV	5.750	03/23/16	503,816
50,000		Deutsche Telekom International Finance BV	6.000	07/08/19	57,144
340,000		Deutsche Telekom International Finance BV	8.750	06/15/30	445,773
200,000		Embarq Corp	6.740	06/01/13	216,989
150,000		Embarq Corp	7.080	06/01/16	170,579
345,000		France Telecom S.A.	2.130	09/16/15	337,716
245,000		France Telecom S.A.	8.500	03/01/31	329,667
50,000		Koninklijke KPN NV	8.380	10/01/30	64,510
250,000		New Cingular Wireless Services, Inc	8.130	05/01/12	269,073
400,000		Qwest Corp	7.500	10/01/14	457,000
150,000		Qwest Corp	6.500	06/01/17	165,563
300,000		Rogers Communications, Inc	6.800	08/15/18	350,710
50,000		Rogers Wireless, Inc	7.500	03/15/15	59,022
85,000		Telecom Italia Capital S.A.	6.180	06/18/14	91,264
150,000		Telecom Italia Capital S.A.	4.950	09/30/14	156,273
755,000		Telecom Italia Capital S.A.	7.180	06/18/19	825,313
250,000		Telefonica Emisiones SAU	3.990	02/16/16	251,210
1,020,000		Telefonica Emisiones SAU	5.130	04/27/20	1,014,857
100,000		Telefonos de Mexico SAB de C.V.	5.500	01/27/15	108,257
715,000		Verizon Communications, Inc	4.350	02/15/13	754,893
300,000		Verizon Communications, Inc	3.000	04/01/16	298,472
140,000		Verizon Communications, Inc	5.500	02/15/18	152,625
220,000		Verizon Communications, Inc	8.750	11/01/18	281,478
200,000		Verizon Communications, Inc	6.350	04/01/19	227,415
280,000		Verizon Communications, Inc	6.250	04/01/37	286,619

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$520,000		Verizon Communications, Inc	6.400%	02/15/38	$544,819
220,000		Verizon Communications, Inc	8.950	03/01/39	299,874
300,000		Verizon Communications, Inc	6.000	04/01/41	298,838
225,000		Verizon New England, Inc	4.750	10/01/13	239,357
165,000		Verizon Virginia, Inc	4.630	03/15/13	174,012
200,000	g	Virgin Media Secured Finance plc	5.250	01/15/21	200,681
150,000		Vodafone Group plc	5.000	12/16/13	162,764
303,000		Vodafone Group plc	5.630	02/27/17	334,789
500,000		Vodafone Group plc	4.630	07/15/18	521,011
100,000		Vodafone Group plc	4.380	03/16/21	98,186
150,000		Vodafone Group plc	6.150	02/27/37	159,957

		TOTAL TELECOMMUNICATION SERVICES			18,258,175

TRANSPORTATION - 0.5%
100,000		AMER AIRLN PT TRS	5.250	01/31/21	97,000
136,000		Boeing Co	5.130	02/15/13	145,988
650,000		Boeing Co	3.750	11/20/16	680,511
100,000		Boeing Co	5.880	02/15/40	107,359
60,000		Burlington Northern Santa Fe Corp	5.750	03/15/18	66,858
555,000		Burlington Northern Santa Fe Corp	4.700	10/01/19	579,477
150,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	159,310
160,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	162,034
150,000		Canadian National Railway Co	4.400	03/15/13	159,093
50,000		Canadian National Railway Co	6.900	07/15/28	59,940
100,000		Canadian National Railway Co	6.250	08/01/34	112,363
200,000		Canadian Pacific Railway Co	7.130	10/15/31	225,892
180,000		Continental Airlines, Inc	4.750	01/12/21	176,400
32,797		Continental Airlines, Inc	5.980	04/19/22	33,617
100,000		Con-Way, Inc	7.250	01/15/18	108,539
450,000		CSX Corp	7.380	02/01/19	543,853
100,000		CSX Corp	6.000	10/01/36	103,732
300,000		Delta Air Lines, Inc	5.300	04/15/19	302,250
165,000		Embraer Overseas Ltd	6.380	01/15/20	177,375
34,000		FedEx Corp	8.000	01/15/19	42,159
100,000		GATX Corp	3.500	07/15/16	98,785
210,000		Norfolk Southern Corp	5.750	04/01/18	235,422
425,000		Norfolk Southern Corp	5.590	05/17/25	455,385
94,000		Norfolk Southern Corp	7.250	02/15/31	114,788
350,000		Northrop Grumman Corp	3.500	03/15/21	324,466
150,000		Ryder System, Inc	3.150	03/02/15	150,569
50,000		Ryder System, Inc	3.600	03/01/16	50,515
525,000		Southwest Airlines Co	5.250	10/01/14	560,694
80,000		Union Pacific Corp	5.130	02/15/14	87,336
149,000		Union Pacific Corp	5.750	11/15/17	167,158
200,000		Union Pacific Corp	6.630	02/01/29	230,683
42,000		United Parcel Service, Inc	3.880	04/01/14	44,763
100,000		United Parcel Service, Inc	5.500	01/15/18	111,837
300,000		United Parcel Service, Inc	5.130	04/01/19	333,719
305,000		United Parcel Service, Inc	3.130	01/15/21	282,611
35,000		United Parcel Service, Inc	6.200	01/15/38	39,151

		TOTAL TRANSPORTATION			7,331,632

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

UTILITIES - 2.0%
$370,000		AGL Capital Corp	5.250%	08/15/19	$389,633
60,000		Alliant Energy Corp	4.000	10/15/14	62,380
100,000		Ameren Corp	8.880	05/15/14	115,035
450,000		American Water Capital Corp	6.090	10/15/17	505,144
50,000		Appalachian Power Co	3.400	05/24/15	50,906
40,000		Appalachian Power Co	7.000	04/01/38	45,797
50,000		Arizona Public Service Co	6.500	03/01/12	52,448
60,000		Atmos Energy Corp	4.950	10/15/14	63,659
100,000		Atmos Energy Corp	8.500	03/15/19	124,917
785,000		Carolina Power & Light Co	5.300	01/15/19	857,852
190,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	215,465
323,000	g	CenterPoint Energy Resources Corp	4.500	01/15/21	316,622
100,000		Commonwealth Edison Co	1.630	01/15/14	99,363
775,000		Commonwealth Edison Co	4.000	08/01/20	748,356
87,000		Commonweatlh Edison Co	5.900	03/15/36	88,621
210,000		Connecticut Light & Power Co	5.500	02/01/19	230,907
60,000		Consolidated Edison Co of New York, Inc	6.650	04/01/19	70,763
190,000		Consolidated Edison Co of New York, Inc	4.450	06/15/20	194,836
325,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	338,334
105,000		Consolidated Natural Gas Co	5.000	12/01/14	114,840
180,000		Constellation Energy Group, Inc	4.550	06/15/15	187,084
100,000		Constellation Energy Group, Inc	7.600	04/01/32	113,525
230,000		Consumers Energy Co	6.130	03/15/19	261,235
250,000		Detroit Edison Co	3.450	10/01/20	235,562
160,000		Dominion Resources, Inc	5.150	07/15/15	175,181
200,000		Dominion Resources, Inc	4.450	03/15/21	198,346
50,000		Dominion Resources, Inc	5.950	06/15/35	51,505
590,000		Duke Energy Carolinas LLC	5.750	11/15/13	656,455
125,000		Duke Energy Carolinas LLC	4.300	06/15/20	126,376
250,000		Duke Energy Carolinas LLC	6.050	04/15/38	272,281
246,000		Duke Energy Corp	5.050	09/15/19	256,219
200,000		El Paso Natural Gas Co	5.950	04/15/17	220,130
100,000		Enbridge, Inc	5.600	04/01/17	110,512
300,000		Energy Transfer Partners LP	6.130	02/15/17	334,930
100,000		Energy Transfer Partners LP	9.700	03/15/19	130,524
40,000		Energy Transfer Partners LP	7.500	07/01/38	46,265
100,000		Enersis S.A.	7.380	01/15/14	111,313
125,000		Entergy Arkansas, Inc	3.750	02/15/21	116,139
100,000		Entergy Gulf States Louisiana LLC	3.950	10/01/20	94,282
25,000		Entergy Texas, Inc	7.130	02/01/19	29,116
75,000		Exelon Corp	4.900	06/15/15	78,817
100,000		Exelon Generation Co LLC	5.200	10/01/19	101,342
200,000		FirstEnergy Corp	7.380	11/15/31	216,641
280,000		FirstEnergy Solutions Corp	4.800	02/15/15	293,740
320,000		FirstEnergy Solutions Corp	6.050	08/15/21	331,586
47,000		Florida Power & Light Co	4.950	06/01/35	44,355
200,000		Florida Power & Light Co	5.250	02/01/41	196,493
29,000		Florida Power Corp	5.650	06/15/18	32,437
165,000		Florida Power Corp	6.400	06/15/38	185,355
390,000		FPL Group Capital, Inc	2.600	09/01/15	379,181
600,000		Georgia Power Co	5.700	06/01/17	673,168

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$177,000		Georgia Power Co	5.950%	02/01/39	$188,055
50,000		Great Plains Energy, Inc	2.750	08/15/13	50,623
80,000		Indiana Michigan Power Co	7.000	03/15/19	93,910
70,000		Integrys Energy Group, Inc	4.170	11/01/20	66,883
20,000	g	Kansas Gas & Electric	6.700	06/15/19	22,687
520,000	g	Kentucky Utilities Co	3.750	11/15/20	480,075
60,000		Kinder Morgan Energy Partners LP	5.850	09/15/12	63,820
150,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	151,143
400,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	507,670
100,000		Kinder Morgan Energy Partners LP	5.800	03/01/21	107,397
285,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	292,090
229,000		Midamerican Energy Holdings Co	5.880	10/01/12	244,557
590,000		Midamerican Energy Holdings Co	5.950	05/15/37	608,403
100,000		Midamerican Energy Holdings Co	6.500	09/15/37	110,592
85,000		National Fuel Gas Co	5.250	03/01/13	89,713
320,000		Nevada Power Co	6.500	08/01/18	367,173
45,000		Nevada Power Co	7.130	03/15/19	52,967
130,000		Nevada Power Co	5.380	09/15/40	124,751
235,000		NiSource Finance Corp	5.400	07/15/14	256,750
50,000		NiSource Finance Corp	6.400	03/15/18	55,938
150,000		NiSource Finance Corp	6.130	03/01/22	163,220
525,000		Northern States Power Co	5.350	11/01/39	527,431
50,000		Oncor Electric Delivery Co LLC	6.800	09/01/18	56,990
70,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	81,512
100,000	g	Oncor Electric Delivery Co LLC	5.250	09/30/40	91,642
225,000		ONEOK Partners LP	5.900	04/01/12	235,467
100,000		ONEOK Partners LP	3.250	02/01/16	99,507
30,000		ONEOK Partners LP	6.650	10/01/36	31,846
100,000		ONEOK Partners LP	6.130	02/01/41	99,949
355,000		Pacific Gas & Electric Co	8.250	10/15/18	453,455
20,000		Pacific Gas & Electric Co	6.050	03/01/34	20,841
75,000		Pacific Gas & Electric Co	5.800	03/01/37	75,821
250,000		PacifiCorp	6.000	01/15/39	268,863
465,000		Pepco Holdings, Inc	2.700	10/01/15	457,625
750,000		PG&E Corp	5.750	04/01/14	819,528
65,000		Potomac Electric Power Co	7.900	12/15/38	86,837
200,000		PPL Energy Supply LLC	6.200	05/15/16	219,363
225,000		Public Service Co of Colorado	4.880	03/01/13	239,407
85,000		Public Service Co of Colorado	5.500	04/01/14	93,301
520,000		Public Service Co of Oklahoma	5.150	12/01/19	547,637
100,000		Public Service Co of Oklahoma	4.400	02/01/21	98,786
220,000		Public Service Electric & Gas Co	5.300	05/01/18	241,664
610,000		Public Service Electric & Gas Co	5.380	11/01/39	601,819
250,000		Puget Sound Energy, Inc	5.760	10/01/39	253,125
555,000		San Diego Gas & Electric Co	5.350	05/15/40	560,049
360,000		Sempra Energy	6.000	10/15/39	366,535
50,000		South Carolina Electric & Gas Co	5.300	05/15/33	48,927
125,000		South Carolina Electric & Gas Co	5.450	02/01/41	124,660
100,000		Southern California Edison Co	5.000	01/15/16	109,391
250,000		Southern California Edison Co	5.500	08/15/18	279,539
35,000		Southern California Edison Co	6.050	03/15/39	38,165
300,000		Southern California Edison Co	4.500	09/01/40	262,094

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$108,000	Southern Natural Gas Co	5.900%	04/01/17	$120,162
60,000	Spectra Energy Capital LLC	6.200	04/15/18	66,764
50,000	Spectra Energy Capital LLC	8.000	10/01/19	60,794
75,000	Toledo Edison Co	7.250	05/01/20	88,662
270,000	Total Capital S.A.	3.130	10/02/15	275,846
200,000	Total Capital S.A.	4.450	06/24/20	204,177
100,000	Total Capital S.A.	4.130	01/28/21	99,206
50,000	Union Electric Co	6.700	02/01/19	57,702
100,000	Union Electric Co	8.450	03/15/39	137,001
263,000	Veolia Environnement	5.250	06/03/13	281,847
430,000	Virginia Electric and Power Co	4.750	03/01/13	457,785
350,000	Virginia Electric and Power Co	6.000	05/15/37	375,703
56,000	Williams Cos, Inc	7.880	09/01/21	69,689
245,000	Williams Partners LP	3.800	02/15/15	253,619
70,000	Williams Partners LP	7.250	02/01/17	81,980
130,000	Williams Partners LP	5.250	03/15/20	135,612
235,000	Williams Partners LP	6.300	04/15/40	244,036
200,000	Wisconsin Electric Power Co	5.630	05/15/33	205,285
100,000	Xcel Energy, Inc	4.700	05/15/20	102,954

	TOTAL UTILITIES			25,854,990

	TOTAL CORPORATE BONDS			313,310,176
	(Cost $317,471,983)

GOVERNMENT BONDS -74.2%

AGENCY SECURITIES - 5.7%
	Federal Farm Credit Bank (FFCB)
500,000	FFCB	4.850	03/12/12	521,219
1,945,000	FFCB	1.380	06/25/13	1,964,012
100,000	FFCB	3.000	09/22/14	104,505
	Federal Home Loan Bank (FHLB)
500,000	FHLB	1.750	08/22/12	508,068
3,870,000	FHLB	1.880	06/21/13	3,943,905
240,000	FHLB	3.630	10/18/13	254,239
8,625,000	FHLB	3.130	12/13/13	9,019,387
110,000	FHLB	5.250	06/18/14	122,689
95,000	FHLB	4.750	12/16/16	105,213
500,000	FHLB	4.880	05/17/17	556,419
1,045,000	FHLB	5.000	11/17/17	1,172,040
	Federal Home Loan Mortgage Corp (FHLMC)
7,495,000	FHLMC	2.130	03/23/12	7,622,130
3,650,000	FHLMC	1.130	07/27/12	3,679,098
2,560,000	FHLMC	5.500	08/20/12	2,733,865
1,025,000	FHLMC	4.130	12/21/12	1,083,973
500,000	FHLMC	1.630	04/15/13	507,641
680,000	FHLMC	3.500	05/29/13	717,385
211,000	FHLMC	4.130	09/27/13	226,432
207,000	FHLMC	4.500	01/15/14	224,990
1,740,000	FHLMC	2.500	04/23/14	1,794,934
108,000	FHLMC	4.380	07/17/15	118,107
125,000	FHLMC	4.750	11/17/15	138,485

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$132,000	FHLMC	4.750%	01/19/16	$146,205
213,000	FHLMC	5.250	04/18/16	241,064
127,000	FHLMC	5.500	07/18/16	145,346
2,736,000	FHLMC	5.130	10/18/16	3,073,653
200,000	FHLMC	4.880	06/13/18	222,380
2,120,000	FHLMC	6.250	07/15/32	2,580,684
	Federal National Mortgage Association (FNMA)
740,000	FNMA	1.130	07/30/12	745,632
5,500,000	FNMA	3.250	04/09/13	5,769,066
96,000	FNMA	3.880	07/12/13	102,239
2,185,000	FNMA	1.250	08/20/13	2,192,595
176,000	FNMA	5.130	01/02/14	192,040
214,000	FNMA	2.750	02/05/14	222,345
3,646,000	FNMA	2.750	03/13/14	3,789,594
4,071,000	FNMA	2.500	05/15/14	4,202,318
5,415,000	FNMA	3.000	09/16/14	5,666,727
9,145,000	FNMA	4.630	10/15/14	10,061,877
215,000	FNMA	5.000	03/15/16	240,858
150,000	FNMA	5.000	05/11/17	167,899
340,000	FNMA	5.380	06/12/17	387,685
155,000	FNMA	6.630	11/15/30	195,704
500,000	FNMA	5.630	07/15/37	560,160
560,000	International Finance Corp	5.130	05/02/11	562,083
590,000	Private Export Funding Corp	2.250	12/15/17	559,780
640,000	Private Export Funding Corp	4.300	12/15/21	655,212

	TOTAL AGENCY SECURITIES			79,801,882

FOREIGN GOVERNMENT BONDS - 1.9%
906,000	Brazilian Government International Bond	5.880	01/15/19	1,003,395
640,000	Brazilian Government International Bond	4.880	01/22/21	652,800
100,000	Brazilian Government International Bond	8.880	04/15/24	136,000
80,000	Brazilian Government International Bond	7.130	01/20/37	94,600
630,000	Brazilian Government International Bond	5.630	01/07/41	618,975
975,000	Canada Government International Bond	2.380	09/10/14	999,758
745,000	Chile Government International Bond	3.880	08/05/20	725,444
100,000	China Development Bank	5.000	10/15/15	108,051
410,000	Eksportfinans ASA	5.000	02/14/12	425,856
950,000	Eksportfinans ASA	2.000	09/15/15	929,307
205,000	European Investment Bank	4.880	02/15/36	207,564
95,000	Export Development Canada	3.500	05/16/13	99,965
825,000	Export Development Canada	2.250	05/28/15	834,114
180,000	Export-Import Bank of Korea	8.130	01/21/14	206,339
250,000	Export-Import Bank of Korea	5.880	01/14/15	273,766
190,000	Export-Import Bank of Korea	4.130	09/09/15	194,977
475,000	Export-Import Bank of Korea	5.130	06/29/20	479,171
1,190,000	Federative Republic of Brazil	6.000	01/17/17	1,333,989
120,556	Federative Republic of Brazil	8.000	01/15/18	141,653
190,000	Hungary Government International Bond	6.380	03/29/21	190,190
40,000	Hungary Government International Bond	7.630	03/29/41	40,040
70,000	Hydro Quebec	9.400	02/01/21	99,714
300,000	Israel Government International Bond	4.630	06/15/13	317,781
100,000	Israel Government International Bond	5.130	03/26/19	105,491

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$150,000		Italian Republic	2.130%	10/05/12	$151,307
200,000		Italian Republic	2.130	09/16/13	200,379
500,000		Italian Republic	3.130	01/26/15	502,023
1,200,000		Italian Republic	5.250	09/20/16	1,277,054
74,000		Italian Republic	5.380	06/15/33	72,835
430,000		Italy Government International Bond	5.380	06/12/17	457,223
200,000		Japan Bank for International Cooperation	2.130	11/05/12	203,509
200,000		Korea Development Bank	8.000	01/23/14	228,267
475,000		Korea Development Bank	4.380	08/10/15	493,142
235,000		Korea Development Bank	3.250	03/09/16	230,469
66,000		Mexico Government International Bond	7.500	04/08/33	80,817
250,000		Mexico Government International Bond	6.750	09/27/34	282,000
204,000		Mexico Government International Bond	6.050	01/11/40	210,120
100,000		Panama Government International Bond	5.200	01/30/20	106,000
500,000		Panama Government International Bond	6.700	01/26/36	561,250
320,000		Peruvian Government International Bond	7.130	03/30/19	377,600
125,000		Peruvian Government International Bond	7.350	07/21/25	148,563
350,000		Peruvian Government International Bond	5.630	11/18/50	316,750
380,000		Poland Government International Bond	3.880	07/16/15	384,080
485,000		Poland Government International Bond	6.380	07/15/19	539,679
1,055,000		Province of British Columbia Canada	2.850	06/15/15	1,083,553
730,000		Province of Manitoba Canada	2.130	04/22/13	745,477
255,000		Province of Nova Scotia Canada	2.380	07/21/15	255,763
50,000		Province of Nova Scotia Canada	5.130	01/26/17	55,592
1,700,000		Province of Ontario Canada	2.950	02/05/15	1,756,672
190,000		Province of Ontario Canada	2.700	06/16/15	193,625
530,000		Province of Ontario Canada	4.400	04/14/20	548,605
40,000		Province of Quebec Canada	4.880	05/05/14	43,835
385,000		Province of Quebec Canada	5.130	11/14/16	429,012
485,000		Province of Quebec Canada	4.630	05/14/18	521,555
120,000		Province of Quebec Canada	3.500	07/29/20	115,784
351,000		Province of Quebec Canada	7.500	09/15/29	470,382
285,000		Republic of Hungary	6.250	01/29/20	289,988
475,000		Republic of Korea	5.750	04/16/14	517,532
100,000		Republic of Korea	7.130	04/16/19	117,866
289,000		South Africa Government International Bond	7.380	04/25/12	308,508
110,000		South Africa Government International Bond	6.880	05/27/19	127,738
225,000		South Africa Government International Bond	5.500	03/09/20	238,219
100,000		South Africa Government International Bond	6.250	03/08/41	103,062
196,000		United Mexican States	5.880	02/17/14	215,698
1,280,000		United Mexican States	5.950	03/19/19	1,426,559
468,000		United Mexican States	5.130	01/15/20	489,528

		TOTAL FOREIGN GOVERNMENT BONDS			27,096,560

MORTGAGE BACKED - 32.9%
		Federal Home Loan Mortgage Corp (FHLMC)
1,195,100		FHLMC	4.500	12/01/19	1,262,664
25,000		FHLMC	4.600	03/15/21	24,920
2,016,479		FHLMC	4.000	10/01/25	2,076,029
358,335		FHLMC	5.500	07/01/26	388,549
1,243,754		FHLMC	4.500	04/01/29	1,285,571
31,610	i	FHLMC	5.000	10/01/35	33,467

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$323,922	i	FHLMC	2.510%	02/01/36	$339,071
107,550	i	FHLMC	5.780	07/01/36	112,511
301,439	i	FHLMC	2.870	09/01/36	316,244
371,668	i	FHLMC	4.990	09/01/36	392,324
247,347	i	FHLMC	5.920	09/01/36	261,311
42,356	i	FHLMC	5.650	02/01/37	45,316
45,917	i	FHLMC	5.820	02/01/37	48,977
732,541	i	FHLMC	5.360	03/01/37	771,945
84,018	i	FHLMC	5.390	03/01/37	90,098
807,077	i	FHLMC	5.900	04/01/37	865,576
84,946	i	FHLMC	5.640	05/01/37	89,987
378,461	i	FHLMC	5.720	05/01/37	405,308
110,962	i	FHLMC	5.570	06/01/37	118,098
426,734	i	FHLMC	5.630	08/01/37	454,628
487,885	i	FHLMC	5.460	09/01/37	520,163
229,010	i	FHLMC	5.870	09/01/37	243,455
15,856	i	FHLMC	6.010	09/01/37	17,051
78,019	i	FHLMC	5.390	02/01/38	83,507
541,256	i	FHLMC	4.480	04/01/38	570,143
632,157	i	FHLMC	4.870	04/01/38	670,117
62,790	i	FHLMC	4.740	07/01/38	66,457
1,086,190		FHLMC	4.500	10/01/39	1,105,737
144,877		FHLMC	5.000	10/01/39	151,401
2,310,950		FHLMC	4.500	12/01/39	2,355,428
273,913	i	FHLMC	3.630	06/01/40	284,793
		Federal Home Loan Mortgage Corp Gold (FGLMC)
104,126		FGLMC	6.000	08/01/12	106,394
218,262		FGLMC	4.500	05/01/13	223,663
169,320		FGLMC	5.000	07/01/14	179,835
9,635		FGLMC	7.500	01/01/16	10,537
146		FGLMC	7.500	05/01/16	160
201		FGLMC	7.500	06/01/16	220
56,749		FGLMC	5.500	05/01/17	61,463
100,800		FGLMC	5.500	06/01/17	109,163
68,385		FGLMC	5.000	12/01/17	73,187
54,397		FGLMC	5.500	12/01/17	58,780
83,011		FGLMC	5.000	03/01/18	88,829
259,894		FGLMC	5.000	04/01/18	278,122
264,800		FGLMC	4.500	06/01/18	280,183
469,596		FGLMC	4.500	09/01/18	496,878
484,718		FGLMC	4.000	11/01/18	509,939
485,782		FGLMC	4.500	01/01/19	513,878
92,353		FGLMC	4.000	05/01/19	96,610
731,014		FGLMC	4.500	05/01/19	772,342
396,025		FGLMC	4.000	10/01/19	414,279
148,260		FGLMC	5.500	11/01/19	160,947
253,054		FGLMC	4.500	01/01/20	267,361
95,621		FGLMC	4.500	02/01/20	101,027
938,383		FGLMC	5.000	05/01/20	1,005,065
86,605		FGLMC	4.500	07/01/20	91,465
1,079,613		FGLMC	5.000	07/01/20	1,155,431
10,658		FGLMC	7.000	10/01/20	12,238

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$89,228		FGLMC	5.000%	12/01/20	$95,605
1,180,502		FGLMC	4.500	06/01/21	1,245,765
1,984,580		FGLMC	4.500	06/01/21	2,094,296
131,707		FGLMC	5.500	07/01/21	142,483
92,901		FGLMC	5.000	10/01/22	98,815
64,603		FGLMC	6.000	11/01/22	70,377
679,850		FGLMC	5.000	04/01/23	722,070
63,085		FGLMC	4.500	05/01/23	66,237
1,134,348		FGLMC	4.500	05/01/23	1,191,033
844,338		FGLMC	5.500	05/01/23	912,365
161,821		FGLMC	5.000	10/01/23	171,870
105,193		FGLMC	5.500	10/01/23	113,669
94,364		FGLMC	5.000	11/01/23	100,837
210,630		FGLMC	5.000	03/01/24	225,080
70,801		FGLMC	4.500	04/01/24	74,272
31,510		FGLMC	4.500	05/01/24	33,056
191,819		FGLMC	4.500	06/01/24	201,225
876,490		FGLMC	4.000	07/01/24	902,374
300,011		FGLMC	4.500	09/01/24	314,722
116,295		FGLMC	4.500	09/01/24	121,997
54,917		FGLMC	4.500	09/01/24	57,610
47,198		FGLMC	5.500	09/01/24	51,284
65,563		FGLMC	4.500	10/01/24	68,778
137,516		FGLMC	4.500	10/01/24	144,646
75,539		FGLMC	4.500	11/01/24	79,243
125,914		FGLMC	4.500	12/01/24	132,088
641,391		FGLMC	5.500	12/01/24	693,067
93,430		FGLMC	4.500	02/01/25	98,158
75,684		FGLMC	4.500	06/01/25	79,395
123,935		FGLMC	4.500	07/01/25	130,206
3,656,963		FGLMC	3.500	11/01/25	3,673,430
35,126		FGLMC	6.000	08/01/26	38,397
174,919		FGLMC	5.000	10/01/26	186,394
55,102		FGLMC	5.500	10/01/26	59,748
566,832		FGLMC	6.000	12/01/27	616,330
89,844		FGLMC	5.500	05/01/28	95,921
666		FGLMC	6.500	10/01/28	753
791,966		FGLMC	5.500	01/01/29	845,533
15,512		FGLMC	6.500	01/01/29	17,531
237,810		FGLMC	4.000	02/01/29	238,931
3,329		FGLMC	6.500	03/01/29	3,762
97,939		FGLMC	6.500	05/01/29	110,685
19,589		FGLMC	6.500	07/01/29	22,138
146,822		FGLMC	5.000	12/01/29	155,039
249,063		FGLMC	4.000	08/01/30	250,237
2,195		FGLMC	8.000	01/01/31	2,592
1,000,000	h	FGLMC	4.000	03/01/31	1,004,715
21,570		FGLMC	6.500	09/01/31	24,377
30,161		FGLMC	8.000	09/01/31	35,622
159,747		FGLMC	7.000	12/01/31	183,798
100,748		FGLMC	6.500	01/01/32	113,859
276,710		FGLMC	6.000	02/01/32	304,419

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$81,257	FGLMC	7.000%	04/01/32	$93,490
92,564	FGLMC	6.500	05/01/32	104,611
107,452	FGLMC	5.500	11/01/32	115,492
108,726	FGLMC	6.000	02/01/33	119,614
447,060	FGLMC	5.000	03/01/33	469,844
530,935	FGLMC	6.000	03/01/33	584,101
176,352	FGLMC	6.000	03/01/33	194,012
71,964	FGLMC	6.000	03/01/33	79,170
229,214	FGLMC	5.000	04/01/33	240,896
45,138	FGLMC	6.000	04/01/33	49,658
132,747	FGLMC	5.500	06/01/33	142,597
421,623	FGLMC	4.500	07/01/33	432,900
73,610	FGLMC	5.000	08/01/33	77,362
397,605	FGLMC	5.000	08/01/33	417,869
89,036	FGLMC	6.500	08/01/33	100,623
913,983	FGLMC	5.000	09/01/33	960,564
361,127	FGLMC	5.500	09/01/33	387,922
372,531	FGLMC	5.500	09/01/33	400,173
270,111	FGLMC	5.500	09/01/33	290,153
225,703	FGLMC	5.500	09/01/33	242,451
197,796	FGLMC	4.000	10/01/33	196,720
121,783	FGLMC	5.000	10/01/33	127,990
442,730	FGLMC	5.500	10/01/33	475,581
811,337	FGLMC	5.500	12/01/33	872,046
214,716	FGLMC	5.500	12/01/33	230,648
1,468,592	FGLMC	7.000	12/01/33	1,689,698
2,027,329	FGLMC	5.000	01/01/34	2,130,652
53,448	FGLMC	5.500	02/01/34	57,414
306,931	FGLMC	5.000	03/01/34	322,286
339,952	FGLMC	5.500	03/01/34	365,177
592,282	FGLMC	5.000	05/01/34	621,912
330,043	FGLMC	4.500	06/01/34	338,252
210,381	FGLMC	5.500	06/01/34	225,728
144,209	FGLMC	6.000	06/01/34	158,650
393,399	FGLMC	6.000	09/01/34	431,687
71,496	FGLMC	5.000	11/01/34	75,155
2,419,658	FGLMC	5.000	12/01/34	2,540,708
157,124	FGLMC	5.500	12/01/34	168,684
301,888	FGLMC	5.500	12/01/34	324,288
23,008	FGLMC	5.500	01/01/35	24,687
34,943	FGLMC	5.500	01/01/35	37,493
148,171	FGLMC	5.500	01/01/35	158,842
954,213	FGLMC	4.500	04/01/35	977,946
522,566	FGLMC	6.000	05/01/35	572,092
102,125	FGLMC	6.000	05/01/35	111,618
586,376	FGLMC	7.000	05/01/35	674,658
226,410	FGLMC	5.500	06/01/35	242,927
131,782	FGLMC	5.500	06/01/35	141,395
230,053	FGLMC	5.000	07/01/35	241,275
234,454	FGLMC	6.000	07/01/35	256,247
202,495	FGLMC	5.000	08/01/35	212,373
74,152	FGLMC	5.500	08/01/35	79,538

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$373,365	FGLMC	6.000%	08/01/35	$408,070
103,081	FGLMC	4.500	09/01/35	105,516
160,390	FGLMC	5.000	10/01/35	168,213
793,668	FGLMC	5.000	10/01/35	832,794
799,445	FGLMC	5.000	10/01/35	838,440
808,580	FGLMC	5.000	12/01/35	848,020
119,653	FGLMC	5.000	12/01/35	125,489
428,835	FGLMC	6.000	01/01/36	467,891
224,234	FGLMC	5.000	02/01/36	235,172
105,209	FGLMC	5.000	02/01/36	110,341
140,928	FGLMC	6.000	02/01/36	154,027
1,311,688	FGLMC	5.500	04/01/36	1,407,048
119,346	FGLMC	5.500	05/01/36	128,053
77,391	FGLMC	6.500	05/01/36	86,930
804,531	FGLMC	5.000	07/01/36	842,265
421,499	FGLMC	6.000	07/01/36	462,522
196,469	FGLMC	6.000	08/01/36	214,363
123,762	FGLMC	6.000	09/01/36	135,807
340,110	FGLMC	6.500	10/01/36	382,033
220,191	FGLMC	5.500	11/01/36	235,772
551,762	FGLMC	6.000	11/01/36	602,014
313,197	FGLMC	6.500	03/01/37	352,585
1,796,414	FGLMC	5.500	04/01/37	1,920,446
207,498	FGLMC	5.000	05/01/37	216,970
127,860	FGLMC	5.000	06/01/37	133,697
977,006	FGLMC	5.500	06/01/37	1,044,462
692,420	FGLMC	6.000	08/01/37	756,780
277,637	FGLMC	6.000	09/01/37	303,444
166,873	FGLMC	6.000	11/01/37	181,602
1,070,652	FGLMC	6.500	11/01/37	1,199,947
499,334	FGLMC	6.000	01/01/38	543,406
188,390	FGLMC	6.000	02/01/38	204,900
1,650,057	FGLMC	5.000	03/01/38	1,725,386
2,071,333	FGLMC	5.000	04/01/38	2,171,073
156,015	FGLMC	5.000	04/01/38	163,869
889,082	FGLMC	5.500	05/01/38	949,218
94,081	FGLMC	5.500	06/01/38	100,444
354,549	FGLMC	6.000	07/01/38	385,620
301,297	FGLMC	5.500	08/01/38	322,995
412,153	FGLMC	5.000	09/01/38	430,840
65,507	FGLMC	5.500	10/01/38	69,937
2,251,881	FGLMC	6.000	11/01/38	2,449,231
117,211	FGLMC	4.500	02/01/39	119,357
393,186	FGLMC	5.500	02/01/39	419,780
81,924	FGLMC	4.500	03/01/39	83,398
1,260,963	FGLMC	5.000	03/01/39	1,321,682
346,554	FGLMC	6.000	03/01/39	376,926
253,489	FGLMC	4.500	04/01/39	258,764
4,384,077	FGLMC	4.000	05/01/39	4,310,901
1,921,757	FGLMC	4.500	05/01/39	1,956,342
78,391	FGLMC	4.500	05/01/39	79,802
8,448,447	FGLMC	4.500	05/01/39	8,600,487

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$2,920,442	FGLMC	4.000%	06/01/39	$2,871,696
788,720	FGLMC	4.500	06/01/39	802,914
304,621	FGLMC	5.000	06/01/39	319,289
174,298	FGLMC	5.500	06/01/39	186,087
4,409,289	FGLMC	4.000	07/01/39	4,335,693
118,453	FGLMC	4.500	07/01/39	120,585
247,695	FGLMC	4.500	07/01/39	252,153
915,632	FGLMC	5.000	07/01/39	956,861
118,052	FGLMC	4.500	08/01/39	120,176
345,831	FGLMC	5.000	08/01/39	361,403
847,172	FGLMC	4.000	09/01/39	833,561
50,693	FGLMC	5.500	09/01/39	54,122
275,978	FGLMC	4.500	10/01/39	281,721
228,828	FGLMC	4.500	10/01/39	233,589
181,261	FGLMC	4.000	11/01/39	178,236
887,506	FGLMC	4.500	11/01/39	903,478
260,813	FGLMC	5.000	11/01/39	272,557
128,939	FGLMC	5.000	11/01/39	134,745
609,682	FGLMC	4.500	12/01/39	620,654
673,732	FGLMC	4.500	12/01/39	686,698
1,510,020	FGLMC	4.500	12/01/39	1,537,195
1,786,786	FGLMC	4.500	01/01/40	1,818,941
88,646	FGLMC	5.000	01/01/40	92,914
402,872	FGLMC	5.500	01/01/40	430,122
165,468	FGLMC	4.500	04/01/40	168,652
1,204,918	FGLMC	4.500	04/01/40	1,225,849
622,720	FGLMC	5.000	04/01/40	650,760
40,779	FGLMC	4.500	06/01/40	41,488
181,977	FGLMC	4.500	08/01/40	185,138
262,741	FGLMC	5.000	08/01/40	274,571
2,700,730	FGLMC	5.000	08/01/40	2,830,792
6,947,361	FGLMC	4.000	12/01/40	6,835,742
	Federal National Mortgage Association (FNMA)
6,691	FNMA	5.000	06/01/13	7,065
560,630	FNMA	4.440	07/01/13	586,704
3,289	FNMA	6.000	09/01/13	3,437
644,642	FNMA	4.760	10/01/13	666,506
2,680	FNMA	6.500	12/01/13	2,934
487,725	FNMA	4.780	02/01/14	518,594
1,817	FNMA	6.000	06/01/14	1,979
704,788	FNMA	4.640	11/01/14	749,593
1,061,470	FNMA	4.860	03/01/16	1,104,360
159,414	FNMA	6.000	04/01/16	173,611
139,647	FNMA	5.500	09/01/16	151,465
10,727	FNMA	6.500	10/01/16	11,756
66,016	FNMA	6.500	11/01/16	72,349
46,271	FNMA	6.500	04/01/17	50,854
40,122	FNMA	6.000	05/01/17	43,859
266,303	FNMA	5.000	09/01/17	285,130
41,836	FNMA	6.000	11/01/17	45,641
457,045	FNMA	5.000	12/01/17	489,357
34,005	FNMA	5.000	12/01/17	36,410

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$472,953	FNMA	4.500%	04/01/18	$500,799
99,436	FNMA	5.000	04/01/18	106,466
684,383	FNMA	5.500	04/01/18	743,159
58,692	FNMA	5.500	04/01/18	63,731
30,628	FNMA	5.500	05/01/18	33,258
1,060,417	FNMA	4.500	06/01/18	1,122,852
162,664	FNMA	4.000	08/01/18	170,289
143,441	FNMA	4.000	08/01/18	150,165
410,698	FNMA	4.500	09/01/18	434,879
267,115	FNMA	4.500	10/01/18	282,842
696,372	FNMA	5.000	11/01/18	745,735
15,990	FNMA	5.000	01/01/19	17,120
34,212	FNMA	6.000	01/01/19	37,398
75,319	FNMA	4.500	05/01/19	79,612
227,896	FNMA	4.500	06/01/19	240,886
35,000	FNMA	4.500	06/01/19	36,995
255,909	FNMA	5.000	07/01/19	274,000
154,471	FNMA	4.500	11/01/19	163,277
129,083	FNMA	4.500	12/01/19	136,441
157,049	FNMA	5.000	03/01/20	168,152
42,818	FNMA	5.000	04/01/20	45,792
106,480	FNMA	4.500	06/01/20	112,113
72,494	FNMA	4.500	09/01/20	76,626
77,410	FNMA	4.500	10/01/20	81,726
106,693	FNMA	4.500	11/01/20	112,775
304,138	FNMA	5.000	12/01/20	325,259
238,296	FNMA	5.000	03/01/21	255,143
187,633	FNMA	5.500	08/01/21	203,278
54,424	FNMA	6.000	08/01/21	59,510
34,959	FNMA	5.000	10/01/21	37,387
84,285	FNMA	5.000	11/01/21	90,244
41,377	FNMA	5.500	11/01/21	44,827
103,283	FNMA	5.500	10/01/22	111,840
36,244	FNMA	6.000	10/01/22	39,562
35,820	FNMA	5.000	03/01/23	38,118
142,432	FNMA	4.500	04/01/23	149,616
1,592,444	FNMA	4.500	06/01/23	1,672,768
98,752	FNMA	5.000	06/01/23	104,992
73,333	FNMA	5.500	06/01/23	79,915
1,216,020	FNMA	5.000	07/01/23	1,292,867
625,619	FNMA	5.000	07/01/23	665,156
94,050	FNMA	5.500	08/01/23	101,843
135,769	FNMA	5.000	11/01/23	144,773
45,697	FNMA	5.500	11/01/23	49,592
115,626	FNMA	5.500	02/01/24	125,888
985,052	FNMA	4.000	03/01/24	1,013,988
67,834	FNMA	4.500	04/01/24	71,235
2,103,574	FNMA	4.000	05/01/24	2,165,366
80,580	FNMA	4.000	06/01/24	82,947
76,635	FNMA	4.500	07/01/24	80,860
62,460	FNMA	5.500	07/01/24	68,003
897	FNMA	8.000	07/01/24	1,044

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$407,321	FNMA	4.500%	08/01/24	$427,739
1,406,374	FNMA	4.000	09/01/24	1,447,687
292,371	FNMA	4.000	09/01/24	300,960
207,258	FNMA	4.500	09/01/24	217,647
175,203	FNMA	5.000	01/01/25	186,823
405,605	FNMA	4.500	02/01/25	426,190
62,429	FNMA	4.500	03/01/25	65,598
65,404	FNMA	4.500	03/01/25	68,723
796,605	FNMA	5.000	03/01/25	849,437
691,905	FNMA	4.500	04/01/25	727,021
2,407,486	FNMA	4.500	04/01/25	2,529,673
2,276,218	FNMA	4.500	06/01/25	2,391,743
3,658,380	FNMA	3.500	09/01/25	3,673,138
1,732,167	FNMA	5.000	10/01/25	1,847,046
2,863,771	FNMA	4.000	11/01/25	2,948,342
68,003	FNMA	6.000	10/01/26	74,399
34,276	FNMA	5.500	01/01/28	36,770
29,586	FNMA	5.000	02/01/28	31,266
165,193	FNMA	5.500	06/01/28	177,212
32,679	FNMA	5.500	11/01/28	35,057
73	FNMA	7.500	01/01/29	85
250,104	FNMA	4.000	03/01/29	251,175
1,492	FNMA	6.500	04/01/29	1,688
84,345	FNMA	4.000	07/01/29	84,706
3,838	FNMA	7.500	07/01/29	4,452
423	FNMA	7.500	07/01/29	425
233,888	FNMA	4.500	09/01/29	241,935
95,691	FNMA	4.500	11/01/29	98,983
74,530	FNMA	4.500	01/01/30	77,094
245,710	FNMA	4.000	03/01/30	246,762
88,693	FNMA	4.500	05/01/30	91,744
112,604	FNMA	4.500	06/01/30	116,478
995,563	FNMA	4.500	08/01/30	1,029,812
248,386	FNMA	4.000	09/01/30	249,450
1,128,625	FNMA	4.000	10/01/30	1,133,459
397,306	FNMA	3.500	02/01/31	386,530
496,951	FNMA	4.000	02/01/31	499,079
305	FNMA	7.500	02/01/31	354
4,030	FNMA	7.500	03/01/31	4,679
24,354	FNMA	6.000	05/01/31	26,816
2,109	FNMA	7.500	05/01/31	2,449
3,298	FNMA	6.500	09/01/31	3,731
1,420	FNMA	6.500	10/01/31	1,607
189,501	FNMA	6.000	11/01/31	208,655
20,766	FNMA	6.500	11/01/31	23,491
43,274	FNMA	6.000	01/01/32	47,648
74,971	FNMA	6.000	01/01/32	82,549
48,044	FNMA	6.000	02/01/32	52,900
126,830	FNMA	6.500	04/01/32	143,475
361,036	FNMA	6.500	07/01/32	408,416
34,932	FNMA	6.500	08/01/32	39,516
527,058	FNMA	6.000	09/01/32	580,331

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$49,840	FNMA	7.500%	09/01/32	$58,870
538,953	FNMA	5.500	10/01/32	580,692
95,790	FNMA	6.000	10/01/32	105,472
117,008	FNMA	6.000	11/01/32	128,835
34,629	FNMA	5.500	12/01/32	37,310
285,857	FNMA	5.500	12/01/32	307,995
196,429	FNMA	6.000	12/01/32	216,283
1,084,523	FNMA	5.500	01/01/33	1,168,514
3,730,110	FNMA	6.000	01/01/33	4,063,893
1,241,809	FNMA	5.000	02/01/33	1,309,219
66,938	FNMA	5.000	02/01/33	70,561
48,761	FNMA	6.000	04/01/33	53,689
473,629	FNMA	5.000	06/01/33	498,503
977,359	FNMA	5.500	06/01/33	1,052,440
126,000	FNMA	4.500	07/01/33	129,783
626,359	FNMA	5.000	07/01/33	660,262
825,874	FNMA	4.500	08/01/33	850,673
519,795	FNMA	4.500	08/01/33	535,403
225,639	FNMA	5.000	08/01/33	237,852
293,387	FNMA	5.500	09/01/33	315,925
602,767	FNMA	5.500	09/01/33	649,071
114,977	FNMA	6.000	09/01/33	126,598
1,438,568	FNMA	4.500	10/01/33	1,481,765
248,574	FNMA	5.000	10/01/33	262,029
209,992	FNMA	5.000	10/01/33	221,359
1,477,367	FNMA	5.500	10/01/33	1,590,859
3,008,217	FNMA	5.500	10/01/33	3,239,308
119,090	FNMA	4.500	11/01/33	122,666
5,982,482	FNMA	5.000	11/01/33	6,306,294
207,710	FNMA	5.000	11/01/33	218,953
2,364,936	FNMA	5.000	12/01/33	2,493,312
2,087,197	FNMA	5.500	12/01/33	2,247,535
739,063	FNMA	5.000	02/01/34	779,066
2,452,158	FNMA	6.000	02/01/34	2,698,478
184,479	FNMA	5.000	03/01/34	194,464
109,013	FNMA	5.000	03/01/34	114,914
225,932	FNMA	5.000	03/01/34	238,161
80,224	FNMA	5.000	03/01/34	84,567
4,542,885	FNMA	5.000	03/01/34	4,788,777
69,897	FNMA	5.000	03/01/34	73,681
635,933	FNMA	5.000	04/01/34	669,659
708,743	FNMA	5.500	04/01/34	763,188
62,156	FNMA	4.500	05/01/34	64,023
278,539	FNMA	4.500	05/01/34	286,206
211,926	FNMA	5.500	07/01/34	227,942
146,682	FNMA	5.500	07/01/34	157,766
145,799	FNMA	7.000	07/01/34	167,873
2,005,354	FNMA	5.000	08/01/34	2,114,617
246,826	FNMA	5.000	08/01/34	260,213
871,107	FNMA	6.000	08/01/34	958,610
169,004	FNMA	6.000	08/01/34	185,980
114,701	FNMA	4.500	09/01/34	117,858

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,789,919		FNMA	5.500%	09/01/34	$4,076,322
32,216		FNMA	5.500	11/01/34	34,651
263,889		FNMA	6.000	11/01/34	289,902
63,693		FNMA	5.000	12/01/34	67,141
38,200		FNMA	5.500	12/01/34	41,087
75,613		FNMA	6.000	12/01/34	83,101
5,167,979		FNMA	4.500	01/01/35	5,323,160
468,161		FNMA	5.500	01/01/35	503,730
11,944,184		FNMA	5.500	02/01/35	12,861,734
483,298		FNMA	5.500	02/01/35	519,820
2,625,794		FNMA	5.500	04/01/35	2,835,712
437,128		FNMA	6.000	04/01/35	480,218
369,812		FNMA	6.000	04/01/35	406,960
719,265		FNMA	5.500	05/01/35	776,767
551,282		FNMA	6.000	05/01/35	605,091
213,710		FNMA	5.000	06/01/35	225,044
8,358		FNMA	7.500	06/01/35	9,698
19,205	i	FNMA	4.580	07/01/35	20,164
481,271		FNMA	5.000	07/01/35	507,364
1,306,898		FNMA	4.500	08/01/35	1,340,831
1,881,369		FNMA	5.000	08/01/35	1,979,968
872,924		FNMA	5.000	08/01/35	918,672
59,909		FNMA	4.500	09/01/35	61,708
67,867		FNMA	4.500	09/01/35	69,629
122,977		FNMA	5.500	09/01/35	132,424
1,653,984		FNMA	5.000	10/01/35	1,740,667
1,750,531		FNMA	5.500	10/01/35	1,890,477
178,934		FNMA	5.000	11/01/35	186,578
2,725,136		FNMA	5.500	11/01/35	2,928,520
61,571		FNMA	4.500	12/01/35	63,170
239,791		FNMA	5.500	12/01/35	257,912
1,607,420		FNMA	6.000	12/01/35	1,759,845
550,240	i	FNMA	2.380	02/01/36	576,921
80,944		FNMA	5.000	02/01/36	84,023
205,300		FNMA	5.000	02/01/36	213,108
1,880,649		FNMA	5.000	02/01/36	1,979,210
59,684	i	FNMA	5.530	02/01/36	63,850
384,553		FNMA	6.500	02/01/36	432,855
3,266,178		FNMA	6.000	03/01/36	3,567,730
66,646		FNMA	5.000	05/01/36	69,930
3,208,395		FNMA	6.000	06/01/36	3,511,897
281,448	i	FNMA	5.970	07/01/36	296,018
239,384		FNMA	6.000	07/01/36	261,780
138,896		FNMA	5.500	09/01/36	149,392
265,508		FNMA	6.500	09/01/36	300,102
147,598		FNMA	6.500	09/01/36	165,952
448,422		FNMA	6.000	10/01/36	489,823
170,860		FNMA	6.500	11/01/36	192,108
67,134	i	FNMA	5.690	12/01/36	71,677
1,377,330		FNMA	6.000	12/01/36	1,504,492
122,087	i	FNMA	5.450	01/01/37	128,663
591,360		FNMA	5.500	01/01/37	634,201

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$18,006	i	FNMA	5.980%	02/01/37	$19,150
118,212		FNMA	6.000	02/01/37	129,126
82,950		FNMA	7.000	02/01/37	94,937
34,066		FNMA	5.000	03/01/37	35,702
24,369	i	FNMA	5.970	03/01/37	25,722
941,063		FNMA	6.500	03/01/37	1,063,678
352,067		FNMA	6.500	03/01/37	395,079
25,598	i	FNMA	5.560	04/01/37	27,506
492,070		FNMA	7.000	04/01/37	563,179
66,185		FNMA	7.000	05/01/37	75,750
186,076	i	FNMA	5.300	06/01/37	197,785
402,195		FNMA	5.500	06/01/37	431,081
235,947		FNMA	5.500	08/01/37	253,777
156,738		FNMA	6.000	08/01/37	171,111
766,251		FNMA	6.500	08/01/37	866,089
188,888		FNMA	6.500	08/01/37	214,089
269,282		FNMA	5.500	09/01/37	290,809
364,013		FNMA	6.000	09/01/37	401,943
408,497		FNMA	6.000	09/01/37	451,062
677,852		FNMA	6.000	09/01/37	748,484
901,139		FNMA	6.000	09/01/37	995,038
506,491		FNMA	6.000	09/01/37	551,829
648,483		FNMA	6.500	09/01/37	732,976
147,819		FNMA	6.500	09/01/37	166,580
1,040,245	i	FNMA	5.870	10/01/37	1,105,433
250,264		FNMA	6.500	10/01/37	280,838
176,442		FNMA	7.000	11/01/37	201,939
126,197		FNMA	6.500	01/01/38	141,615
30,614		FNMA	6.500	01/01/38	34,354
93,180		FNMA	6.500	02/01/38	105,059
185,342		FNMA	7.000	02/01/38	212,125
205,393		FNMA	5.000	03/01/38	215,194
130,514		FNMA	5.000	03/01/38	136,742
191,861	i	FNMA	5.010	03/01/38	202,544
255,728		FNMA	5.500	03/01/38	273,775
50,140		FNMA	6.000	03/01/38	55,176
1,678,640		FNMA	6.500	03/01/38	1,883,361
161,038		FNMA	6.500	03/01/38	180,678
439,851		FNMA	6.500	03/01/38	493,494
107,377		FNMA	6.500	03/01/38	120,472
125,562		FNMA	5.000	04/01/38	131,554
157,507		FNMA	4.500	05/01/38	160,661
3,170,601		FNMA	5.000	05/01/38	3,321,904
3,725,811		FNMA	6.000	07/01/38	4,059,319
57,213	i	FNMA	4.830	08/01/38	60,605
30,996	i	FNMA	5.300	08/01/38	33,002
347,722	i	FNMA	4.940	10/01/38	368,026
54,026		FNMA	6.000	10/01/38	58,846
448,293		FNMA	5.500	11/01/38	479,929
104,291		FNMA	5.000	12/01/38	109,268
2,107,609		FNMA	4.500	01/01/39	2,149,819
1,404,400		FNMA	5.500	01/01/39	1,503,508

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$805,011		FNMA	6.000%	01/01/39	$876,818
461,386		FNMA	6.000	01/01/39	502,541
2,244,274		FNMA	4.500	02/01/39	2,289,221
5,188,638		FNMA	4.500	02/01/39	5,292,553
105,310		FNMA	5.500	02/01/39	112,742
99,247		FNMA	5.500	04/01/39	106,561
3,343,077		FNMA	4.500	05/01/39	3,406,896
326,334		FNMA	4.500	06/01/39	332,564
138,004	i	FNMA	3.970	07/01/39	143,927
1,009,479		FNMA	4.500	07/01/39	1,028,750
409,359		FNMA	4.500	07/01/39	417,174
84,771		FNMA	5.000	07/01/39	89,005
237,176	i	FNMA	3.630	08/01/39	246,609
1,366,593		FNMA	4.000	08/01/39	1,346,182
2,941,320		FNMA	4.500	08/01/39	2,997,469
91,359		FNMA	4.500	08/01/39	93,417
85,087		FNMA	5.000	08/01/39	89,121
217,488		FNMA	5.000	09/01/39	227,799
139,417		FNMA	5.000	11/01/39	146,462
1,426,922		FNMA	4.500	12/01/39	1,454,162
325,261		FNMA	4.500	12/01/39	332,386
249,384	i	FNMA	3.730	01/01/40	257,375
223,804		FNMA	4.500	01/01/40	228,076
309,836		FNMA	5.000	01/01/40	325,282
1,194,378		FNMA	4.500	03/01/40	1,217,179
131,362		FNMA	5.000	03/01/40	137,672
132,602		FNMA	4.500	04/01/40	135,134
1,145,821	i	FNMA	3.600	05/01/40	1,188,786
89,997		FNMA	4.500	05/01/40	91,884
415,299		FNMA	4.500	07/01/40	423,227
496,435		FNMA	4.500	07/01/40	505,912
353,999		FNMA	5.000	07/01/40	371,002
303,508	i	FNMA	3.530	08/01/40	313,664
6,250,427		FNMA	4.500	09/01/40	6,369,747
3,587,896		FNMA	4.500	09/01/40	3,656,389
988,999		FNMA	3.500	10/01/40	932,504
4,870,382		FNMA	4.000	10/01/40	4,797,640
4,882,357		FNMA	4.000	11/01/40	4,809,436
683,138		FNMA	4.500	11/01/40	696,179
1,480,564	i	FNMA	3.280	12/01/40	1,498,325
771,078	i	FNMA	3.160	02/01/41	790,659
1,245,599		FNMA	3.500	02/01/41	1,174,446
2,500,000	h	FNMA	4.000	03/01/41	2,462,661
		Government National Mortgage Association (GNMA)
33,811		GNMA	5.000	02/15/18	36,286
94,037		GNMA	4.500	02/15/19	99,956
45,460		GNMA	4.500	01/20/24	48,137
34,988		GNMA	4.500	07/15/24	37,059
50,456		GNMA	4.000	08/15/24	52,727
247,782		GNMA	4.500	08/15/24	262,448
669,236		GNMA	4.000	09/15/24	699,352
85,740		GNMA	4.500	01/15/25	90,815

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$11,662	GNMA	6.500%	09/15/28	$13,208
2,168	GNMA	6.500	09/15/28	2,455
8,777	GNMA	6.500	11/15/28	9,940
1,423	GNMA	7.500	11/15/28	1,654
9,944	GNMA	8.500	10/15/30	9,984
8,801	GNMA	8.500	10/20/30	10,555
1,293	GNMA	8.500	12/15/30	1,557
1,585	GNMA	7.000	06/20/31	1,830
1,120	GNMA	6.500	07/15/31	1,268
7,668	GNMA	7.000	07/15/31	8,879
4,913	GNMA	7.000	07/15/31	5,688
5,336	GNMA	7.500	02/15/32	6,244
127,517	GNMA	5.500	12/20/32	138,954
273,249	GNMA	5.500	05/15/33	297,870
47,781	GNMA	5.000	07/15/33	51,014
220,241	GNMA	5.500	07/15/33	240,086
42,157	GNMA	5.000	07/20/33	45,062
81,598	GNMA	5.000	08/15/33	87,118
292,721	GNMA	5.000	08/15/33	312,525
504,534	GNMA	5.500	09/15/33	549,995
526,284	GNMA	6.000	11/20/33	576,774
227,488	GNMA	5.500	05/20/34	247,796
357,513	GNMA	6.000	09/20/34	391,436
35,824	GNMA	5.000	10/20/34	38,293
275,530	GNMA	6.500	01/15/35	308,400
181,639	GNMA	5.500	02/20/35	197,627
3,946,799	GNMA	5.000	03/20/35	4,218,758
1,317,491	GNMA	5.500	05/20/35	1,432,222
57,167	GNMA	5.000	09/20/35	61,053
59,135	GNMA	5.000	11/15/35	63,025
48,278	GNMA	5.000	11/15/35	51,454
449,357	GNMA	5.500	02/20/36	488,489
47,271	GNMA	5.500	03/15/36	51,530
172,563	GNMA	5.500	05/20/36	187,375
39,911	GNMA	6.500	06/15/36	45,125
69,156	GNMA	5.000	09/15/36	73,608
91,883	GNMA	6.000	09/15/36	101,320
148,537	GNMA	6.000	10/20/36	162,601
71,956	GNMA	5.000	12/15/36	76,462
68,034	GNMA	5.500	01/15/37	73,803
82,993	GNMA	6.000	01/20/37	90,851
2,961,421	GNMA	5.500	02/15/37	3,212,525
274,173	GNMA	6.000	02/20/37	299,876
1,901,949	GNMA	6.000	04/15/37	2,096,998
45,831	GNMA	6.500	04/15/37	51,889
148,054	GNMA	6.000	06/15/37	163,121
171,107	GNMA	6.000	08/20/37	187,149
119,874	GNMA	6.500	08/20/37	134,721
673,902	GNMA	6.000	12/15/37	742,486
52,896	GNMA	5.000	02/20/38	56,218
1,793,734	GNMA	5.000	04/15/38	1,905,562
57,414	GNMA	5.500	05/20/38	62,126

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$156,707		GNMA	5.500%	06/15/38	$170,827
470,692		GNMA	6.000	06/20/38	514,379
1,524,932		GNMA	5.500	07/15/38	1,653,757
867,155		GNMA	5.500	07/20/38	938,334
147,264		GNMA	5.500	08/15/38	159,705
720,920		GNMA	6.000	08/15/38	794,063
436,301		GNMA	6.000	08/20/38	476,795
293,471		GNMA	5.000	10/15/38	311,768
52,644		GNMA	5.500	10/15/38	57,782
63,951		GNMA	6.500	10/20/38	71,742
131,151		GNMA	6.500	10/20/38	147,846
34,668		GNMA	5.500	11/15/38	37,596
238,475		GNMA	6.500	11/20/38	267,489
25,987		GNMA	6.500	12/15/38	29,325
136,494		GNMA	5.000	01/15/39	145,003
330,698		GNMA	5.000	02/15/39	351,315
120,252		GNMA	6.000	02/15/39	132,453
2,292,671		GNMA	4.500	03/15/39	2,369,452
406,963		GNMA	4.500	03/15/39	420,592
83,111		GNMA	4.500	03/20/39	85,804
67,967	i	GNMA	5.000	03/20/39	71,968
1,180,006		GNMA	5.500	03/20/39	1,276,496
205,850		GNMA	4.500	04/15/39	212,744
54,982		GNMA	5.000	04/20/39	58,427
241,197		GNMA	4.000	05/15/39	241,699
5,787,105		GNMA	4.500	05/15/39	5,980,913
186,837		GNMA	4.000	05/20/39	187,139
645,897		GNMA	4.500	05/20/39	666,821
69,284		GNMA	4.500	06/15/39	71,604
4,854,189		GNMA	5.000	06/15/39	5,182,606
5,863,459		GNMA	5.000	06/15/39	6,260,158
257,891		GNMA	5.000	06/15/39	273,969
120,403		GNMA	5.000	06/15/39	127,909
137,494		GNMA	5.000	06/15/39	146,066
93,263		GNMA	4.000	06/20/39	93,414
77,533		GNMA	5.000	06/20/39	82,392
146,355		GNMA	4.500	07/15/39	151,256
254,812		GNMA	4.500	07/15/39	263,345
108,340		GNMA	5.000	07/15/39	115,095
1,106,096		GNMA	4.500	07/20/39	1,141,929
1,082,992		GNMA	5.000	07/20/39	1,150,848
102,946		GNMA	5.500	07/20/39	111,492
422,542		GNMA	4.000	08/15/39	423,422
151,029		GNMA	5.500	08/15/39	163,788
346,436		GNMA	6.000	08/15/39	381,585
244,200		GNMA	4.000	08/20/39	244,595
321,502		GNMA	5.000	08/20/39	341,646
171,042		GNMA	5.000	09/15/39	181,706
430,965		GNMA	5.000	09/20/39	457,968
121,935		GNMA	4.500	10/15/39	126,019
70,382		GNMA	5.000	10/15/39	74,770
110,209		GNMA	4.500	10/20/39	113,780

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$141,974		GNMA	4.500%	11/15/39	$146,995
159,158		GNMA	4.500	11/20/39	164,215
206,268		GNMA	5.000	11/20/39	219,192
294,415		GNMA	4.500	12/15/39	304,275
6,537,001		GNMA	4.500	12/15/39	6,755,921
151,593		GNMA	4.500	12/20/39	156,409
5,064,758		GNMA	4.500	01/20/40	5,225,669
80,492		GNMA	5.500	01/20/40	87,074
303,391		GNMA	4.000	03/15/40	304,023
118,275		GNMA	5.000	03/15/40	125,649
97,153		GNMA	4.500	04/15/40	100,406
1,824,008		GNMA	5.000	04/15/40	1,937,724
225,044		GNMA	4.500	04/20/40	232,193
46,816		GNMA	4.500	05/15/40	48,384
1,221,136		GNMA	5.000	05/15/40	1,297,266
1,982,210	i	GNMA	3.000	05/20/40	2,012,230
47,605		GNMA	4.500	05/20/40	49,118
135,839		GNMA	4.500	06/15/40	140,388
136,450		GNMA	4.500	06/15/40	141,020
1,156,451		GNMA	5.000	06/20/40	1,228,910
658,312		GNMA	4.500	07/15/40	680,359
3,037,041		GNMA	4.500	07/15/40	3,138,750
258,898		GNMA	5.000	07/20/40	275,120
391,028		GNMA	4.500	08/15/40	404,857
601,930		GNMA	4.500	08/20/40	621,054
460,701		GNMA	4.500	09/20/40	475,338
170,548		GNMA	5.500	09/20/40	184,707
113,532		GNMA	4.000	10/15/40	113,839
4,953,049		GNMA	4.000	11/20/40	4,961,046
1,992,472		GNMA	4.000	01/20/41	1,995,689
1,248,137		GNMA	4.000	02/15/41	1,250,738
831,898		GNMA	6.230	09/15/43	881,214
1,344,234		GNMA	6.500	01/15/44	1,453,837

		TOTAL MORTGAGE BACKED			457,182,225

MUNICIPAL BONDS - 0.9%
300,000		American Municipal Power-Ohio, Inc	7.830	02/15/41	333,162
150,000		Colorado Bridge Enterprise	6.078	12/01/40	155,222
200,000		Commonwealth of Massachusetts	4.200	12/01/21	198,432
100,000		Kentucky Asset Liability Commission	3.170	04/01/18	97,028
30,000		Los Angeles Unified School District	5.750	07/01/34	28,164
100,000		Massachusetts School Building Authority	5.720	08/15/39	101,285
100,000		Metropolitan Government of Nashville & Davidson	6.730	07/01/43	97,084
300,000		Metropolitan Transportation Authority	6.650	11/15/39	303,606
250,000		Municipal Electric Authority of Georgia	6.640	04/01/57	237,500
100,000		New Jersey Economic Development Authority	7.430	02/15/29	103,563
35,000		New Jersey State Turnpike Authority	7.410	01/01/40	38,736
800,000		New Jersey Transportation Trust Fund Authority	5.750	12/15/28	776,176
300,000		New York City Municipal Water Finance Authority	5.790	06/15/41	279,495
600,000		New York State Dormitory Authority	5.290	03/15/33	569,166
130,000		New York State Dormitory Authority	5.630	03/15/39	127,308
400,000		New York State Urban Development Corp	5.840	03/15/40	400,584

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Ohio State University	4.910%	06/01/40	$91,506
100,000		Oregon State Department of Transportation	5.830	11/15/34	99,444
200,000		Port Authority of New York & New Jersey	6.040	12/01/29	204,750
		Salt River Project Agricultural Improvement & Power
100,000		District	4.840	01/01/41	89,385
100,000		State of California	6.200	10/01/19	106,269
100,000		State of California	5.700	11/01/21	101,483
100,000	i	State of California	5.650	04/01/39	104,941
285,000		State of California	7.550	04/01/39	309,792
900,000		State of California	7.300	10/01/39	948,824
1,330,000		State of California	7.630	03/01/40	1,454,953
300,000		State of Connecticut	5.090	10/01/30	284,511
400,000		State of Illinois	4.960	03/01/16	399,084
300,000		State of Illinois	5.100	06/01/33	243,261
1,295,000		State of Illinois	6.730	04/01/35	1,242,254
100,000		State of Texas	4.630	04/01/33	91,356
50,000		State of Texas	5.520	04/01/39	50,485
100,000		State of Utah	3.540	07/01/25	92,444
200,000		State of Washington	5.090	08/01/33	190,890
200,000		State Public School Building Authority	5.000	09/15/27	181,834
750,000		Tennessee Valley Authority	3.880	02/15/21	752,478
1,000,000		Tennessee Valley Authority	4.630	09/15/60	926,530
200,000		University of California	5.770	05/15/43	192,234
700,000		University of Texas	4.790	08/15/46	624,624
150,000		Virginia Commonwealth Transportation Board	5.350	05/15/35	145,436

		TOTAL MUNICIPAL BONDS			12,775,279

U.S. TREASURY SECURITIES - 32.8%
178,400		United States Treasury Bond	7.500	11/15/16	226,024
160,000		United States Treasury Bond	8.750	05/15/17	216,163
139,200		United States Treasury Bond	8.880	08/15/17	190,182
130,100		United States Treasury Bond	8.880	02/15/19	184,163
151,300		United States Treasury Bond	8.130	08/15/19	207,766
148,500		United States Treasury Bond	8.750	08/15/20	213,944
125,700		United States Treasury Bond	7.880	02/15/21	173,152
125,000		United States Treasury Bond	8.130	05/15/21	175,156
122,000		United States Treasury Bond	8.130	08/15/21	171,448
16,379,100		United States Treasury Bond	8.000	11/15/21	22,874,428
127,000		United States Treasury Bond	7.250	08/15/22	169,624
740,000		United States Treasury Bond	6.250	08/15/23	918,988
3,275,000		United States Treasury Bond	6.380	08/15/27	4,145,947
12,310,000		United States Treasury Bond	5.250	02/15/29	13,864,138
9,879,000		United States Treasury Bond	5.380	02/15/31	11,297,565
860,000		United States Treasury Bond	4.500	02/15/36	868,332
236,000		United States Treasury Bond	5.000	05/15/37	256,429
144,000		United States Treasury Bond	4.380	02/15/38	141,638
2,733,000		United States Treasury Bond	3.500	02/15/39	2,291,451
241,000		United States Treasury Bond	4.500	08/15/39	240,925
850,000		United States Treasury Bond	4.380	11/15/39	831,539
915,000		United States Treasury Bond	4.630	02/15/40	933,015
3,380,000		United States Treasury Bond	4.380	05/15/40	3,304,491
13,410,000		United States Treasury Bond	3.880	08/15/40	11,999,858

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$325,000	United States Treasury Note	1.380%	04/15/12	$328,478
970,000	United States Treasury Note	1.000	04/30/12	976,703
1,023,000	United States Treasury Note	1.380	05/15/12	1,034,389
200,000	United States Treasury Note	0.750	05/31/12	200,844
125,000	United States Treasury Note	4.750	05/31/12	131,318
4,294,000	United States Treasury Note	1.880	06/15/12	4,369,982
1,535,000	United States Treasury Note	0.630	06/30/12	1,538,960
404,000	United States Treasury Note	1.500	07/15/12	409,523
5,755,000	United States Treasury Note	0.630	07/31/12	5,768,064
125,000	United States Treasury Note	4.630	07/31/12	131,899
476,500	United States Treasury Note	1.750	08/15/12	484,764
15,770,000	United States Treasury Note	0.380	08/31/12	15,743,506
600,000	United States Treasury Note	1.380	09/15/12	607,336
16,900,000	United States Treasury Note	0.380	09/30/12	16,857,750
990,000	United States Treasury Note	1.380	10/15/12	1,002,143
18,350,000	United States Treasury Note	0.380	10/31/12	18,289,077
165,000	United States Treasury Note	4.000	11/15/12	174,017
29,600,000	United States Treasury Note	0.500	11/30/12	29,537,573
8,000,000	United States Treasury Note	0.630	12/31/12	7,993,128
7,650,000	United States Treasury Note	0.630	01/31/13	7,636,253
160,000	United States Treasury Note	2.880	01/31/13	166,419
230,000	United States Treasury Note	3.880	02/15/13	243,656
5,000,000	United States Treasury Note	0.630	02/28/13	4,987,695
577,000	United States Treasury Note	2.750	02/28/13	599,043
235,000	United States Treasury Note	2.500	03/31/13	243,078
209,000	United States Treasury Note	3.130	04/30/13	219,042
350,000	United States Treasury Note	1.380	05/15/13	353,829
750,000	United States Treasury Note	3.380	06/30/13	791,426
155,000	United States Treasury Note	0.750	08/15/13	154,213
2,139,000	United States Treasury Note	4.250	08/15/13	2,304,272
2,045,000	United States Treasury Note	3.130	08/31/13	2,150,444
10,575,000	United States Treasury Note	0.750	09/15/13	10,508,081
196,000	United States Treasury Note	3.130	09/30/13	206,168
2,075,000	United States Treasury Note	0.500	10/15/13	2,046,631
2,710,000	United States Treasury Note	2.750	10/31/13	2,827,503
140,000	United States Treasury Note	0.500	11/15/13	137,889
8,284,000	United States Treasury Note	2.000	11/30/13	8,476,214
683,000	United States Treasury Note	1.500	12/31/13	689,456
150,000	United States Treasury Note	1.250	03/15/14	149,954
4,693,000	United States Treasury Note	1.880	04/30/14	4,774,029
750,000	United States Treasury Note	4.750	05/15/14	829,863
11,198,000	United States Treasury Note	2.250	05/31/14	11,512,070
6,784,000	United States Treasury Note	2.630	06/30/14	7,050,062
185,000	United States Treasury Note	2.630	07/31/14	192,169
117,000	United States Treasury Note	4.250	08/15/14	127,941
5,583,000	United States Treasury Note	2.380	08/31/14	5,747,001
4,910,000	United States Treasury Note	2.380	09/30/14	5,051,545
9,860,000	United States Treasury Note	2.380	10/31/14	10,135,005
1,280,000	United States Treasury Note	2.130	11/30/14	1,303,300
6,310,000	United States Treasury Note	2.250	01/31/15	6,440,144
100	United States Treasury Note	2.500	03/31/15	103
7,170,000	United States Treasury Note	2.500	04/30/15	7,365,497

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,240,000		United States Treasury Note	2.130%	05/31/15	$1,253,566
3,120,000		United States Treasury Note	1.880	06/30/15	3,118,293
6,895,000		United States Treasury Note	1.750	07/31/15	6,843,288
1,775,000		United States Treasury Note	4.250	08/15/15	1,948,201
12,840,000		United States Treasury Note	1.250	08/31/15	12,444,772
18,805,000		United States Treasury Note	1.250	09/30/15	18,186,484
27,300,000		United States Treasury Note	1.250	10/31/15	26,342,370
23,550,000		United States Treasury Note	1.380	11/30/15	22,804,853
5,000,000		United States Treasury Note	2.130	12/31/15	5,001,170
5,400,000		United States Treasury Note	2.000	01/31/16	5,360,764
10,650,000		United States Treasury Note	2.130	02/29/16	10,616,719
250,000		United States Treasury Note	2.630	02/29/16	255,078
9,000,000		United States Treasury Note	2.250	03/31/16	9,010,530
164,000		United States Treasury Note	5.130	05/15/16	186,845
970,000		United States Treasury Note	3.250	07/31/16	1,013,877
173,000		United States Treasury Note	4.630	11/15/16	192,855
220,000		United States Treasury Note	3.000	02/28/17	225,088
3,830,000		United States Treasury Note	1.880	08/31/17	3,631,617
302,400		United States Treasury Note	2.750	02/15/19	295,478
428,200		United States Treasury Note	3.130	05/15/19	428,167
1,377,000		United States Treasury Note	3.630	02/15/20	1,414,438
1,132,000		United States Treasury Note	3.500	05/15/20	1,147,305
8,342,000		United States Treasury Note	2.630	08/15/20	7,825,839
5,650,000		United States Treasury Note	2.630	11/15/20	5,272,156
8,350,000		United States Treasury Note	3.630	02/15/21	8,468,729
2,450,000		United States Treasury Note	6.250	05/15/30	3,087,764
12,085,000		United States Treasury Note	4.250	11/15/40	11,558,167
2,925,000		United States Treasury Note	4.750	02/15/41	3,040,172
30,000	j	United States Treasury Strip Principal	0.000	08/15/27	14,427

		TOTAL U.S. TREASURY SECURITIES			457,884,827

		TOTAL GOVERNMENT BONDS			1,034,740,773
		(Cost $1,048,342,460)

STRUCTURED ASSETS - 2.6%

ASSET BACKED - 0.2%
340,000		AmeriCredit Automobile Receivables Trust	5.190	08/17/15	363,711
		Series - 2010 1 (Class C)
590,000		AmeriCredit Automobile Receivables Trust	3.340	04/08/16	602,722
		Series - 2010 3 (Class C)
500,000		Capital One Multi-Asset Execution Trust	5.750	07/15/20	565,457
		Series - 2007 A7 (Class A7)
195,566	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	49,878
		Series - 2004 2 (Class 1B)
500,000		Chase Issuance Trust	5.120	10/15/14	532,399
		Series - 2007 A17 (Class A)
135,000		CitiBank Credit Card Issuance Trust	4.900	06/23/16	147,321
		Series - 2009 A4 (Class A4)
750,000		CitiBank Credit Card Issuance Trust	5.650	09/20/19	843,777
		Series - 2007 A8 (Class A8)
23,802	i	Countrywide Home Equity Loan Trust	0.480	02/15/29	15,377
		Series - 2004 B (Class 1A)

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Discover Card Master Trust	5.650%	03/16/20	$112,169
		Series - 2007 A1 (Class A1)
100,000		Ford Credit Auto Owner Trust	5.600	10/15/12	103,434
		Series - 2007 A (Class B)
28,963		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	28,999
		Series - 2007 1 (Class A1F)
42,468	i	Residential Asset Securities Corp	6.490	10/25/30	37,277
		Series - 2001 KS2 (Class AI6)
15,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	11,989
		Series - 2006 HI1 (Class M2)
15,000	g	Vornado DP LLC	4.000	09/13/28	14,410
		Series - 2010 VNO (Class A2FX)

		TOTAL ASSET BACKED			3,428,920

OTHER MORTGAGE BACKED - 2.4%
1,000,000	i	Banc of America Commercial Mortgage, Inc	5.070	11/10/42	1,029,545
		Series - 2005 1 (Class A4)
261,366		Banc of America Commercial Mortgage, Inc	5.810	07/10/44	264,062
		Series - 2006 3 (Class A2)
105,000	i	Banc of America Commercial Mortgage, Inc	5.890	07/10/44	113,587
		Series - 2006 3 (Class A4)
450,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	473,633
		Series - 2006 6 (Class A4)
500,000		Banc of America Commercial Mortgage, Inc	5.380	09/10/47	521,435
		Series - 2006 5 (Class AAB)
285,000		Banc of America Commercial Mortgage, Inc	5.450	01/15/49	298,568
		Series - 2007 1 (Class A3)
325,000	i	Banc of America Commercial Mortgage, Inc	5.840	06/10/49	340,130
		Series - 2007 3 (Class A3)
78,690		Bank of America Alternative Loan Trust	5.500	09/25/19	80,561
		Series - 2004 8 (Class 3A1)
320,000		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	337,457
		Series - 2006 PW14 (Class A4)
280,000	i	Bear Stearns Commercial Mortgage Securities	5.450	03/11/39	304,278
		Series - 2006 PW11 (Class A4)
200,000	i	Bear Stearns Commercial Mortgage Securities	5.720	06/11/40	215,660
		Series - 2007 PW16 (Class A4)
355,000		Bear Stearns Commercial Mortgage Securities	4.670	06/11/41	373,003
		Series - 2005 PWR8 (Class A4)
177,534	i	Bear Stearns Commercial Mortgage Securities	5.290	06/11/41	185,291
		Series - 2004 PWR4 (Class A2)
625,000	i	Bear Stearns Commercial Mortgage Securities	5.470	06/11/41	671,754
		Series - 2004 PWR4 (Class A3)
495,000		Bear Stearns Commercial Mortgage Securities	5.540	10/12/41	531,575
		Series - 2006 T24 (Class A4)
660,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	694,072
		Series - 2004 T16 (Class A6)
300,000	i	Citigroup Commercial Mortgage Trust	5.700	12/10/49	309,678
		Series - 2007 C6 (Class A2)
500,000		Citigroup Commercial Mortgage Trust	5.210	12/11/49	511,096
		Series - 2007 CD4 (Class A2B)

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$585,000		Citigroup, Inc	5.320%	12/11/49	$614,882
		Series - 2007 CD4 (Class A4)
255,000	i	Commercial Mortgage Pass Through Certificates	5.810	12/10/49	276,687
		Series - 2007 C9 (Class A4)
250,000		Credit Suisse Mortgage Capital Certificates	5.440	09/15/39	259,799
		Series - 2006 C4 (Class AAB)
190,000		Credit Suisse Mortgage Capital Certificates	5.470	09/15/39	201,158
		Series - 2006 C4 (Class A3)
310,000		CS First Boston Mortgage Securities Corp	3.940	05/15/38	320,073
		Series - 2003 C3 (Class A5)
290,000		CS First Boston Mortgage Securities Corp	4.050	05/15/38	296,014
		Series - 2003 C3 (Class B)
625,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	669,827
		Series - 2005 C5 (Class A4)
220,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	220,019
		Series - 2005 C5 (Class AJ)
330,000		GMAC Commercial Mortgage Securities, Inc	5.020	04/10/40	351,099
		Series - 2003 C3 (Class A4)
180,000	i	Greenwich Capital Commercial Funding Corp	5.320	06/10/36	192,700
		Series - 0 GG1 (Class A7)
460,000	i	Greenwich Capital Commercial Funding Corp	5.220	04/10/37	489,799
		Series - 2005 GG5 (Class A5)
300,000	i	Greenwich Capital Commercial Funding Corp	5.280	04/10/37	302,625
		Series - 2005 GG5 (Class AM)
725,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	793,147
		Series - 2006 GG7 (Class A4)
502,854		Greenwich Capital Commercial Funding Corp	5.380	03/10/39	513,930
		Series - 2007 GG9 (Class A2)
550,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	582,155
		Series - 2007 GG9 (Class A4)
610,000		Greenwich Capital Commercial Funding Corp	5.480	03/10/39	606,736
		Series - 2007 GG9 (Class AM)
450,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	482,598
		Series - 2006 GG6 (Class A4)
740,000	i	GS Mortgage Securities Corp II	5.620	04/10/38	761,533
		Series - 2006 GG6 (Class AM)
1,350,000		GS Mortgage Securities Corp II	5.560	11/10/39	1,451,980
		Series - 2006 GG8 (Class A4)
90,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.630	12/05/27	97,041
		Series - 2009 IWST (Class A2)
25,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.070	11/15/43	24,940
		Series - 2010 C2 (Class B)
50,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.530	11/15/43	50,454
		Series - 2010 C2 (Class C)
125,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.430	12/12/43	133,831
		Series - 2006 CB17 (Class A4)
825,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.200	12/15/44	839,823
		Series - 2005 LDP5 (Class A2)
1,110,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	1,162,147
		Series - 2006 LDP9 (Class A3)
950,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	1,001,760
		Series - 2007 CB18 (Class A4)

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$360,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820%	06/15/49	$385,566
		Series - 2007 LD11 (Class A4)
545,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	572,524
		Series - 2005 C1 (Class A4)
415,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	443,795
		Series - 2005 C2 (Class A5)
380,000		LB-UBS Commercial Mortgage Trust	5.160	02/15/31	406,327
		Series - 2006 C1 (Class A4)
220,000		LB-UBS Commercial Mortgage Trust	4.390	03/15/32	229,569
		Series - 2003 C1 (Class A4)
125,000		LB-UBS Commercial Mortgage Trust	5.370	09/15/39	133,417
		Series - 2006 C6 (Class A4)
1,405,000		LB-UBS Commercial Mortgage Trust	5.420	02/15/40	1,492,063
		Series - 2007 C1 (Class A4)
970,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	1,022,109
		Series - 2007 C2 (Class A3)
675,000	i	LB-UBS Commercial Mortgage Trust	5.490	02/15/40	662,205
		Series - 2007 C2 (Class AM)
475,000	i	Merrill Lynch	5.380	07/12/46	497,111
		Series - 2006 3 (Class ASB)
425,000	i	Merrill Lynch	5.490	07/12/46	388,456
		Series - 2006 3 (Class AJ)
225,000	i	Merrill Lynch Mortgage Trust	5.230	11/12/37	221,196
		Series - 2005 CKI1 (Class AJ)
290,000	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	301,032
		Series - 2005 CIP1 (Class AM)
235,000	i	Merrill Lynch Mortgage Trust	5.670	05/12/39	255,097
		Series - 2006 C1 (Class A4)
450,000	i	Merrill Lynch Mortgage Trust	5.830	06/12/50	469,870
		Series - 2007 C1 (Class A3)
475,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.430	02/12/39	511,247
		Series - 2006 1 (Class A4)
440,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.960	08/12/49	441,776
		Series - 2007 8 (Class AM)
390,000	i	Merrill Lynch/Countrywide Commerical Mortgage Trust	5.480	02/12/39	403,017
		Series - 0 1 (Class A3)
31,701		Morgan Stanley Capital I	4.690	06/13/41	31,685
		Series - 2004 T15 (Class A2)
505,000	i	Morgan Stanley Capital I	5.270	06/13/41	540,998
		Series - 2004 T15 (Class A4)
610,000		Morgan Stanley Capital I	5.170	01/14/42	652,277
		Series - 2005 HQ5 (Class A4)
272,157		Morgan Stanley Capital I	6.230	01/11/43	286,800
		Series - 2008 T29 (Class A1)
590,000		Morgan Stanley Capital I	5.360	03/15/44	617,313
		Series - 2007 IQ13 (Class A4)
225,000	i	Morgan Stanley Capital I	5.730	07/12/44	245,988
		Series - 2006 HQ9 (Class A4)
50,000	i	Morgan Stanley Capital I	5.690	04/15/49	52,679
		Series - 2007 IQ14 (Class A4)
205,000	i	Morgan Stanley Capital I	5.540	11/12/49	213,014
		Series - 2007 T25 (Class AM)

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$245,000		Morgan Stanley Capital I	4.770%	07/15/56	$247,054
		Series - 0 IQ9 (Class AJ)
200,000	i	Wachovia Bank Commercial Mortgage Trust	5.360	12/15/44	197,236
		Series - 2005 C22 (Class AJ)
549,158		Wachovia Bank Commercial Mortgage Trust	5.940	06/15/45	553,075
		Series - 2006 C26 (Class A2)
400,000	i	Wachovia Bank Commercial Mortgage Trust	5.830	07/15/45	384,646
		Series - 2006 C27 (Class AJ)
525,000	i	Wachovia Bank Commercial Mortgage Trust	5.900	02/15/51	562,182
		Series - 2007 C33 (Class A4)
200,000	i	Wachovia Bank Commercial Mortgage Trust	5.900	02/15/51	212,254
		Series - 2007 C33 (Class A5)

		TOTAL OTHER MORTGAGE BACKED			33,585,720

		TOTAL STRUCTURED ASSETS			37,014,640
		(Cost $36,571,369)

		TOTAL BONDS			1,385,065,589
		(Cost $1,402,385,812)

		TOTAL INVESTMENTS - 99.3%			1,385,065,589
		(Cost $1,402,385,812)
		OTHER ASSETS & LIABILITIES, NET - 0.7%			9,714,781

		NET ASSETS - 100.0%			$1,394,780,370

Abbreviation(s):
	REIT	Real Estate Investment Trust

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2011 the value of these securities amounted to $5,248,949 or 0.4% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon reflects the rate at period end.
j	Zero coupon.
n	In default.

TIAA-CREF FUNDS – Money Market Fund

TIAA-CREF FUNDS
MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
March 31, 2011

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 100.0%

BANKERS’ ACCEPTANCES - 1.0%
$282,000	JPMorgan Chase Bank NA	0.275%	04/04/11	$281,994
630,000	JPMorgan Chase Bank NA	0.265-0.290	04/05/11	629,981
580,000	JPMorgan Chase Bank NA	0.270	04/06/11	579,978
516,000	JPMorgan Chase Bank NA	0.270	04/07/11	515,977
1,366,000	JPMorgan Chase Bank NA	0.220-0.280	04/18/11	1,365,829
270,000	JPMorgan Chase Bank NA	0.220	04/21/11	269,967
191,000	JPMorgan Chase Bank NA	0.280	04/26/11	190,963
1,456,000	JPMorgan Chase Bank NA	0.240-0.275	04/29/11	1,455,709
397,000	JPMorgan Chase Bank NA	0.270	05/02/11	396,908
1,116,000	JPMorgan Chase Bank NA	0.230-0.270	05/03/11	1,115,763
927,000	JPMorgan Chase Bank NA	0.230-0.275	05/12/11	926,745
1,250,000	JPMorgan Chase Bank NA	0.230	05/18/11	1,249,625
382,000	JPMorgan Chase Bank NA	0.200	05/24/11	381,888
384,000	JPMorgan Chase Bank NA	0.270	06/01/11	383,824
310,000	JPMorgan Chase Bank NA	0.250	06/02/11	309,867
269,000	JPMorgan Chase Bank NA	0.280	06/20/11	268,833
172,000	JPMorgan Chase Bank NA	0.280	06/22/11	171,890
391,000	JPMorgan Chase Bank NA	0.280	07/05/11	390,711
219,000	JPMorgan Chase Bank NA	0.280	07/18/11	218,816
332,000	JPMorgan Chase Bank NA	0.290	07/25/11	331,692
243,000	JPMorgan Chase Bank NA	0.275	08/08/11	242,761
105,000	JPMorgan Chase Bank NA	0.310	08/10/11	104,882
109,000	JPMorgan Chase Bank NA	0.300	08/17/11	108,875
155,000	JPMorgan Chase Bank NA	0.290	08/18/11	154,826
306,000	JPMorgan Chase Bank NA	0.260-0.300	08/24/11	305,662
107,000	JPMorgan Chase Bank NA	0.300	09/07/11	106,858

	TOTAL BANKERS’ ACCEPTANCES			12,460,824

CERTIFICATE OF DEPOSIT - 9.8%
10,000,000	Bank of Montreal	0.220	04/29/11	10,000,000
5,475,000	Bank of Nova Scotia	0.250	04/20/11	5,475,000
6,765,000	Bank of Nova Scotia	0.260	04/26/11	6,765,000
1,960,000	Bank of Nova Scotia	0.270	05/03/11	1,960,000
5,000,000	Bank of Nova Scotia	0.270	06/03/11	5,000,000
10,000,000	Bank of Nova Scotia	0.270	06/07/11	10,000,000
9,000,000	Barclays Bank plc	0.450	05/23/11	9,000,000
5,000,000	Barclays Bank plc	0.400	06/20/11	5,000,000
7,000,000	BNP Paribas	0.330	05/13/11	7,000,000
4,040,000	BNP Paribas	0.320	06/24/11	4,040,000
5,000,000	Canadian Imperial Bank of Commerce	0.270	05/10/11	5,000,000
5,000,000	Toronto-Dominion Bank	0.240	04/20/11	5,000,000
7,355,000	Toronto-Dominion Bank	0.210	04/28/11	7,355,000
5,000,000	Toronto-Dominion Bank	0.300	05/09/11	5,000,000
5,000,000	Toronto-Dominion Bank	0.230	05/17/11	5,000,000

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$15,000,000	Toronto-Dominion Bank	0.270%	07/07/11	$15,000,000

	TOTAL CERTIFICATE OF DEPOSIT			106,595,000

COMMERCIAL PAPER - 44.4%
700,000	Abbott Laboratories	0.230	04/12/11	699,951
7,860,000	Abbott Laboratories	0.200	06/06/11	7,857,118
7,240,000	American Honda Finance Corp	0.230-0.240	04/20/11	7,239,116
3,470,000	Bank of Nova Scotia	0.250	04/05/11	3,469,904
3,500,000	Bank of Nova Scotia	0.260	06/13/11	3,498,154
2,545,000	Barclays US Funding Corp	0.270	07/05/11	2,543,187
5,000,000	Barclays US Funding Corp	0.260	07/25/11	4,995,847
4,000,000	BNP Paribas Finance, Inc	0.190	04/05/11	3,999,916
10,550,000	Coca-Cola Co	0.220-0.230	04/08/11	10,549,532
5,000,000	Coca-Cola Co	0.250	05/16/11	4,998,438
5,000,000	Coca-Cola Co	0.160	05/19/11	4,998,933
1,030,000	Coca-Cola Co	0.260	06/20/11	1,029,405
4,590,000	Coca-Cola Co	0.240	08/03/11	4,586,206
5,000,000	Commonwealth Bank of Australia	0.275	04/05/11	4,999,846
500,000	Commonwealth Bank of Australia	0.275	05/02/11	499,882
2,200,000	Commonwealth Bank of Australia	0.260	06/08/11	2,198,920
5,000,000	Credit Agricole North America, Inc	0.235	04/25/11	4,999,217
1,450,000	Credit Agricole North America, Inc	0.245	04/26/11	1,449,753
3,000,000	Credit Agricole North America, Inc	0.245	04/27/11	2,999,469
3,000,000	Credit Agricole North America, Inc	0.260	05/03/11	2,999,307
1,250,000	Credit Agricole North America, Inc	0.260	05/11/11	1,249,639
10,000,000	Credit Agricole North America, Inc	0.265	05/27/11	9,995,877
3,000,000	Deutsche Bank Financial, Inc	0.270	06/27/11	2,998,043
2,110,000	Fairway Finance LLC	0.210-0.230	04/04/11	2,109,962
1,493,000	Fairway Finance LLC	0.230	04/06/11	1,492,952
15,690,000	Fairway Finance LLC	0.230-0.280	04/12/11	15,688,734
4,000,000	Fairway Finance LLC	0.220	04/20/11	3,999,536
3,400,000	Fairway Finance LLC	0.210	04/27/11	3,399,484
3,000,000	Fairway Finance LLC	0.220	05/04/11	2,999,395
1,280,000	General Electric Capital Corp	0.260	04/06/11	1,279,954
4,600,000	General Electric Capital Corp	0.250	05/03/11	4,598,978
10,000,000	General Electric Capital Corp	0.220	06/27/11	9,994,683
2,000,000	General Electric Capital Corp	0.240	07/28/11	1,998,427
4,085,000	General Electric Co	0.200	04/01/11	4,085,000
8,000,000	Johnson & Johnson	0.200	05/02/11	7,998,622
3,350,000	Johnson & Johnson	0.240	05/03/11	3,349,285
900,000	Johnson & Johnson	0.210	05/11/11	899,790
5,560,000	Johnson & Johnson	0.210	05/13/11	5,558,638
604,000	JPMorgan Chase Bank NA	0.270-0.280	04/11/11	603,954
172,000	JPMorgan Chase Bank NA	0.280	04/19/11	171,976
143,000	JPMorgan Chase Bank NA	0.285	05/16/11	142,949
312,000	JPMorgan Chase Bank NA	0.280	05/23/11	311,874
259,000	JPMorgan Chase Bank NA	0.280	05/31/11	258,879
324,000	JPMorgan Chase Bank NA	0.250	06/09/11	323,845
738,000	JPMorgan Chase Bank NA	0.250-0.280	06/13/11	737,591
4,470,000	National Australia Funding(Delaware)	0.185	05/05/11	4,469,219
10,000,000	Nestle Capital Corp	0.240	04/01/11	10,000,000
5,000,000	Nestle Capital Corp	0.245	04/05/11	4,999,864

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$8,000,000	Nestle Capital Corp	0.200%	04/07/11	$7,999,733
6,170,000	Nestle Capital Corp	0.220	05/18/11	6,168,228
5,000,000	Nestle Capital Corp	0.210	06/17/11	4,997,754
8,000,000	Novartis Finance Corp	0.200	04/14/11	7,999,437
5,000,000	Old Line Funding LLC	0.240	04/01/11	5,000,000
2,300,000	Old Line Funding LLC	0.190	04/05/11	2,299,951
4,000,000	Old Line Funding LLC	0.270	04/18/11	3,999,490
5,000,000	Old Line Funding LLC	0.270	05/04/11	4,998,763
2,000,000	Old Line Funding LLC	0.260	05/11/11	1,999,422
5,000,000	Old Line Funding LLC	0.260	06/02/11	4,997,761
7,500,000	Old Line Funding LLC	0.250	06/14/11	7,496,147
1,020,000	Old Line Funding LLC	0.250	06/21/11	1,019,426
5,000,000	Old Line Funding LLC	0.250	06/28/11	4,996,944
10,000,000	Private Export Funding Corp	0.250	05/05/11	9,997,639
4,000,000	Private Export Funding Corp	0.250	05/17/11	3,998,722
8,000,000	Private Export Funding Corp	0.250	06/21/11	7,995,500
400,000	Private Export Funding Corp	0.290	06/27/11	399,720
13,500,000	Private Export Funding Corp	0.245-0.250	06/29/11	13,491,780
3,000,000	Private Export Funding Corp	0.245	07/15/11	2,997,856
18,600,000	Procter & Gamble Co	0.180	04/07/11	18,599,442
10,000,000	Procter & Gamble Co	0.190	05/11/11	9,997,889
6,920,000	Province of Ontario Canada	0.230	04/07/11	6,919,735
3,100,000	Province of Ontario Canada	0.230	04/08/11	3,099,861
2,000,000	Province of Ontario Canada	0.200	05/25/11	1,999,400
350,000	Rabobank USA Financial Corp	0.245	04/08/11	349,983
1,070,000	Rabobank USA Financial Corp	0.270	04/12/11	1,069,912
5,000,000	Rabobank USA Financial Corp	0.285	04/15/11	4,999,446
1,840,000	Rabobank USA Financial Corp	0.260	05/05/11	1,839,548
6,580,000	Rabobank USA Financial Corp	0.270	05/09/11	6,578,125
3,800,000	Rabobank USA Financial Corp	0.255	05/11/11	3,798,923
7,755,000	Rabobank USA Financial Corp	0.275-0.290	06/10/11	7,750,707
500,000	Rabobank USA Financial Corp	0.270	07/01/11	499,659
3,000,000	Rabobank USA Financial Corp	0.275	07/05/11	2,997,823
2,825,000	Rabobank USA Financial Corp	0.300	08/03/11	2,822,081
1,750,000	Rabobank USA Financial Corp	0.280	08/11/11	1,748,203
2,540,000	Rabobank USA Financial Corp	0.345	09/06/11	2,536,154
10,175,000	Royal Bank of Canada	0.245-0.250	04/11/11	10,174,302
555,000	Royal Bank of Canada	0.260	04/19/11	554,928
2,315,000	Royal Bank of Canada	0.250	08/15/11	2,312,814
4,210,000	Sheffield Receivables Corp	0.280	04/06/11	4,209,836
2,670,000	Sheffield Receivables Corp	0.270	04/15/11	2,669,720
3,285,000	Sheffield Receivables Corp	0.270	05/05/11	3,284,162
5,000,000	Sheffield Receivables Corp	0.260	05/19/11	4,998,267
2,800,000	Societe Generale North America, Inc	0.200	04/01/11	2,800,000
1,000,000	Societe Generale North America, Inc	0.285	05/04/11	999,739
5,000,000	Societe Generale North America, Inc	0.235	05/05/11	4,998,890
2,700,000	Straight-A Funding LLC	0.250	04/05/11	2,699,925
4,000,000	Straight-A Funding LLC	0.250	04/11/11	3,999,722
3,000,000	Straight-A Funding LLC	0.250	04/13/11	2,999,750
3,000,000	Straight-A Funding LLC	0.250	05/05/11	2,999,292
3,003,000	Straight-A Funding LLC	0.250	05/10/11	3,002,187
1,060,000	Straight-A Funding LLC	0.250	05/16/11	1,059,669

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$4,775,000	Straight-A Funding LLC	0.250%	05/16/11	$4,773,508
6,510,000	Straight-A Funding LLC	0.250	05/17/11	6,507,921
5,000,000	Straight-A Funding LLC	0.250	06/02/11	4,997,847
3,500,000	Straight-A Funding LLC	0.240	06/03/11	3,498,530
3,000,000	Straight-A Funding LLC	0.250	06/06/11	2,998,625
4,925,000	Toyota Motor Credit Corp	0.280	04/26/11	4,924,042
2,000,000	Variable Funding Capital Co LLC	0.240	04/12/11	1,999,853
5,500,000	Variable Funding Capital Co LLC	0.270	04/14/11	5,499,465
5,000,000	Variable Funding Capital Co LLC	0.240	05/04/11	4,998,900
1,530,000	Variable Funding Capital Co LLC	0.270	05/06/11	1,529,598
3,890,000	Variable Funding Capital Co LLC	0.230	05/20/11	3,888,782
5,000,000	Variable Funding Capital Co LLC	0.230	06/02/11	4,998,019
5,000,000	Variable Funding Capital Co LLC	0.340	07/05/11	4,995,514
5,000,000	Wal-Mart Stores, Inc	0.200	04/11/11	4,999,722
1,700,000	Westpac Banking Corp	0.410	06/14/11	1,698,567

	TOTAL COMMERCIAL PAPER			482,862,511

FOREIGN GOVERNMENT BONDS - 0.4%
4,000,000	Province of Ontario Canada	2.630	01/20/12	4,069,133

	TOTAL FOREIGN GOVERNMENT BONDS			4,069,133

GOVERNMENT AGENCY DEBT - 16.3%
500,000	Federal Farm Credit Bank (FFCB)	0.300	10/20/11	499,158
1,500,000	FFCB	0.310	11/15/11	1,497,055
9,620,000	Federal Home Loan Bank (FHLB)	0.130-0.140	04/15/11	9,619,499
4,825,000	FHLB	0.120	04/20/11	4,824,694
11,265,000	FHLB	0.130-0.180	04/27/11	11,263,737
5,885,000	FHLB	0.125-0.220	05/06/11	5,884,049
7,300,000	FHLB	0.110-0.155	05/13/11	7,298,995
19,683,000	FHLB	0.110-0.150	05/18/11	19,679,908
10,000,000	FHLB	0.110-0.115	05/20/11	9,998,469
1,070,000	FHLB	0.125	05/24/11	1,069,803
2,000,000	FHLB	0.150	05/25/11	1,999,550
6,489,000	FHLB	0.150	05/27/11	6,487,486
880,000	FHLB	0.120	06/01/11	879,821
9,365,000	FHLB	0.120	06/10/11	9,362,815
11,825,000	Federal Home Loan Mortgage Corp (FHLMC)	0.120-0.170	04/04/11	11,824,840
1,000,000	FHLMC	0.150	04/12/11	999,954
3,890,000	FHLMC	0.170	04/18/11	3,889,688
700,000	FHLMC	0.200	04/19/11	699,930
420,000	FHLMC	0.200	04/22/11	419,951
4,979,000	FHLMC	0.145	04/25/11	4,978,519
685,000	FHLMC	0.120	05/09/11	684,913
225,000	FHLMC	0.130	05/16/11	224,963
5,197,000	FHLMC	0.140	05/23/11	5,195,949
10,000,000	FHLMC	0.110	05/24/11	9,998,381
1,400,000	FHLMC	0.130	05/25/11	1,399,727
4,865,000	FHLMC	0.120	05/26/11	4,864,108
635,000	FHLMC	0.175	09/08/11	634,506
780,000	FHLMC	0.300	10/07/11	778,772
3,300,000	Federal National Mortgage Association (FNMA)	0.170	04/06/11	3,299,922
2,125,000	FNMA	0.450	04/11/11	2,124,734

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$630,000		FNMA	0.150-0.195%	04/13/11	$629,962
11,410,000		FNMA	0.130	04/18/11	11,409,300
460,000		FNMA	0.150	04/20/11	459,964
5,760,000		FNMA	0.110-0.470	04/26/11	5,759,301
2,455,000		FNMA	0.175	04/27/11	2,454,690
810,000		FNMA	0.480	05/02/11	809,665
4,150,000		FNMA	0.115	06/01/11	4,149,191
9,000,000		FNMA	0.115	06/08/11	8,998,045
300,000		FNMA	0.280	09/06/11	299,631

		TOTAL GOVERNMENT AGENCY DEBT			177,353,645

TREASURY DEBT - 17.1%
5,000,000		United States Treasury Bill	0.170	04/14/11	4,999,693
8,220,000		United States Treasury Bill	0.145-0.171	04/21/11	8,219,266
5,000,000		United States Treasury Bill	0.192	04/28/11	4,999,282
17,312,000		United States Treasury Bill	0.160-0.190	05/12/11	17,308,525
8,670,000		United States Treasury Bill	0.203	05/19/11	8,667,653
5,130,000		United States Treasury Bill	0.161-0.168	05/26/11	5,128,718
5,000,000		United States Treasury Bill	0.135	06/09/11	4,998,706
4,000,000		United States Treasury Bill	0.141-0.165	06/16/11	3,998,759
5,000,000		United States Treasury Bill	0.185	06/23/11	4,997,867
10,000,000		United States Treasury Bill	0.140-0.177	07/14/11	9,995,266
5,000,000		United States Treasury Bill	0.153	08/25/11	4,996,908
8,000,000		United States Treasury Bill	0.155-0.158	09/01/11	7,994,666
16,970,000		United States Treasury Note	0.875	04/30/11	16,978,587
25,000,000		United States Treasury Note	0.875	05/31/11	25,026,324
2,000,000		United States Treasury Note	1.130	06/30/11	2,004,516
8,000,000		United States Treasury Note	1.000	07/31/11	8,020,304
3,500,000		United States Treasury Note	1.000	08/31/11	3,510,505
5,400,000		United States Treasury Note	1.000	09/30/11	5,421,192
16,200,000		United States Treasury Note	1.000	10/31/11	16,277,390
11,835,000		United States Treasury Note	0.750	11/30/11	11,878,062
5,455,000		United States Treasury Note	1.130	12/15/11	5,489,105
5,000,000		United States Treasury Note	1.380	02/15/12	5,044,521

		TOTAL TREASURY DEBT			185,955,815

VARIABLE RATE NOTES - 11.0%
5,000,000	i	Federal Farm Credit Bank (FFCB)	0.150	05/16/11	4,999,908
5,000,000	i	FFCB	0.400	06/01/11	4,999,583
4,500,000	i	FFCB	0.210	06/17/11	4,500,290
8,920,000	i	FFCB	0.260	07/15/11	8,919,854
9,700,000	i	FFCB	0.180	02/13/12	9,699,525
5,000,000	i	Federal Home Loan Bank (FHLB)	0.160	05/06/11	4,999,853
9,000,000	i	FHLB	0.240	05/26/11	9,000,000
9,500,000	i	FHLB	0.290	06/01/11	9,500,320
12,000,000	i	FHLB	0.290	06/15/11	12,002,502
5,000,000	i	FHLB	0.160	07/11/11	4,999,783
9,600,000	i	FHLB	0.190	01/13/12	9,599,619
5,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.250	11/07/11	5,001,678
22,000,000	i	FHLMC	0.100	11/09/11	21,990,143
10,000,000	i	FHLMC	0.270	01/09/12	10,005,886

		TOTAL VARIABLE RATE NOTES			120,218,944

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

	TOTAL SHORT-TERM INVESTMENTS			$1,089,515,872
	(Cost $1,089,515,872)

	TOTAL INVESTMENTS- 100.0%			1,089,515,872
	(Cost $1,089,515,872)
	OTHER ASSETS & LIABILITIES, NET - 0.0%			245,656

	NET ASSETS - 100.0%			$1,089,761,528

i	Floating or variable rate security. Coupon reflects the rate at period end.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Participants of the TIAA-CREF Funds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the TIAA-CREF Funds (comprised of the Bond Fund, Bond Plus Fund, Short-Term Bond Fund, High-Yield Fund, Tax-Exempt Bond Fund, Inflation-Linked Bond Fund, Bond Index Fund, Money Market Fund and Real Estate Securities Fund, hereinafter referred to as the "Funds") as of March 31, 2011, and for each of the periods presented, and have issued our unqualified report thereon dated May 18, 2011 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of each of the Account's schedule of investments in securities (the Schedules) as of March 31, 2011 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Funds' management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

May 18, 2011

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

          (a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

          (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers
12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: May 16, 2011	By:	/s/ Scott C. Evans

Scott C. Evans
President and Principal Executive Officer

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: May 16, 2011	By:	/s/ Scott C. Evans

Scott C. Evans
President and Principal Executive Officer
(principal executive officer)

Dated: May 16, 2011	By:	/s/ Phillip G. Goff

Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers
12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification